UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road

Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Robert J. DellaCroce

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8256

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Money Market Fund

	Par (000)	Value†
CERTIFICATES OF DEPOSIT — 2.3%
Banks — 2.3%
Canadian Imperial Bank of Commerce• 0.587%, 06/03/13 (Cost $3,002,018)	$3,000	$3,002,018

COMMERCIAL PAPER — 55.7%
Agriculture — 4.0%
Archer Daniels Midland Co.
0.280%, 04/08/13	400	399,978
0.150%, 04/26/13	1,500	1,499,844
0.150%, 04/29/13	3,300	3,299,615

		5,199,437

Banks — 0.2%
JP Morgan Chase 0.150%, 04/01/13	256	256,000

Beverages — 3.1%
Brown Forman Corp. 0.210%, 04/24/13	2,100	2,099,718
Coca-Cola Co. 0.250%, 04/09/13	2,000	1,999,889

		4,099,607

Chemicals — 0.4%
Pall Corp 0.330%, 04/04/13	500	499,986

Diversified Financial Services — 16.7%
AGL Capital 0.400%, 04/23/13	468	467,886
BP Capital Markets 0.230%, 08/06/13	1,500	1,498,783
0.350%, 08/06/13	1,700	1,697,901
Covidien International Finance S.A 0.350%, 05/29/13	3,000	2,998,308
0.355%, 05/29/13	3,600	3,597,941
Reckitt & Benckiser Treasury Services PLC 0.500%, 07/02/13	2,000	1,997,444
0.400%, 01/06/14	1,300	1,295,956
Toyota Motor Credit 0.240%, 08/14/13	2,000	1,998,200
WGL Holdings, Inc. 0.200%, 04/03/13	2,300	2,299,974
0.220%, 04/10/13	4,200	4,199,769

		22,052,162

Electric — 16.4%
Electricite de France 0.160%, 05/07/13	2,000	1,999,680
GDF Suez S.A. 0.180%, 04/08/13	675	674,976
0.190%, 04/17/13	1,000	999,916
0.200%, 04/18/13	4,200	4,199,603
IDACORP, Inc. 0.400%, 04/04/13	300	299,990
0.350%, 04/10/13	350	349,969
Oglethorpe Power Corp. 0.220%, 04/19/13	1,600	1,599,824
0.280%, 04/19/13	3,000	2,999,580
0.240%, 05/20/13	2,000	1,999,347

	Par (000)	Value†

Electric — (continued)
Southern Corp. 0.190%, 04/02/13	$400	$399,998
0.200%, 04/09/13	3,500	3,499,845
0.220%, 05/23/13	2,600	2,599,174

		21,621,902

Gas — 1.3%
Northwest Natural Gas Co. 0.300%, 04/09/13	1,000	999,933
Spectra Energy Corp. 0.330%, 04/01/13	660	660,000

		1,659,933

Healthcare Services — 4.9%
United Healthcare Corp. 0.200%, 04/01/13	1,600	1,600,000
0.300%, 04/08/13	2,900	2,899,831
0.270%, 04/17/13	2,000	1,999,760

		6,499,591

Machinery-Diversified — 4.9%
Rockwell Automation, Inc. 0.150%, 04/01/13	6,500	6,500,000

Oil & Gas — 3.8%
Baker Hughes, Inc. 0.120%, 04/01/13	4,300	4,300,000
Enbridge Energy Co., Inc 0.340%, 04/11/13	660	659,938

		4,959,938

TOTAL COMMERCIAL PAPER (Cost $73,348,556)		73,348,556

CORPORATE BONDS — 1.3%
Beverages — 0.3%
Pepsico, Inc. 0.875%, 10/25/13	400	401,284

Insurance — 1.0%
New York Life Global Funding 4.650%, 05/09/13@	50	50,227
Pacific Life Global Funding 5.150%, 04/15/13@	1,255	1,257,255

		1,307,482

TOTAL CORPORATE BONDS (Cost $1,708,766)		1,708,766

MUNICIPAL NOTES — 38.9%
California Housing Finance Agency 0.120%, 08/01/36•	1,900	1,900,000
City of Minneapolis 0.140%, 12/01/27•	2,290	2,290,000
Colorado Housing & Finance Authority 0.120%, 10/01/30•	2,800	2,800,000
0.140%, 04/01/43•	1,235	1,235,000

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Money Market Fund

	Par (000)	Value†
MUNICIPAL NOTES — (continued)
Idaho Housing & Finance Association 0.120%, 01/01/38•	$3,900	$3,900,000
0.140%, 01/01/40•	4,020	4,020,000
Iowa Finance Authority 0.130%, 07/01/34•	1,320	1,320,000
0.130%, 01/01/39•	1,100	1,100,000
Kansas State Department of Transportation 0.110%, 09/01/22•	3,100	3,100,000
Michigan State Housing Development Authority 0.170%, 06/01/39•	4,700	4,700,000
Minnesota Housing Finance Agency 0.130%, 07/01/36•	4,000	4,000,000
Pennsylvania Turnpike Commission 0.250%, 07/15/41•	5,000	5,000,000
South Dakota Housing Development Authority 0.140%, 05/01/39•	5,000	5,000,000
State of Texas 0.140%, 12/01/29•	4,000	4,000,000
Triborough Bridge & Tunnel Authority 0.190%, 01/01/19•	2,900	2,900,000
Wisconsin Housing & Economic Development Authority 0.120%, 09/01/22•	4,000	4,000,000

Total MUNICIPAL NOTES (Cost $51,265,000)		51,265,000

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	1	1
BlackRock Liquidity Funds TempFund - Institutional Shares	1	1
Federated Prime Obligations Fund -Class I	1	1
Fidelity Institutional Prime Money Market Portfolio	2,418,497	2,418,497
Fidelity Institutional Prime Money Market Portfolio - Class I	1	1
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $2,418,503)		2,418,503

TOTAL INVESTMENTS — 100.0% (Cost $131,742,843)		$131,742,843

†	See Security Valuation Note.
•	Variable Rate Security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

PLC — Public Limited Company.

Maturity Schedule	Market Value	% of Portfolio	(Cumulative)
1 — 7 days	$70,499,452	53.5%	53.5%
8 — 14 days	15,684,128	11.9%	65.4%
15 — 30 days	17,123,385	13.0%	78.4%
31 — 60 days	9,948,043	7.6%	86.0%
61 — 90 days	9,598,267	7.3%	93.8%
91 — 120 days	1,997,444	1.5%	94.8%
121 — 150 days	5,194,884	3.9%	98.7%
over 150 days	1,697,240	1.3%	100%

	$131,742,843	100.0%

Average Weighted Maturity — 26 days

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Money Market Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Sign- ificant Unobser- vable Input
CERTIFICATES OF DEPOSIT	$3,002,018	$—	$3,002,018	$—
COMMERCIAL PAPER	73,348,556	—	73,348,556	—
CORPORATE BONDS	1,708,766	—	1,708,766	—
MUNICIPAL NOTES	51,265,000	—	51,265,000	—
SHORT-TERM INVEST-MENTS	2,418,503	2,418,503	—	—

TOTAL INVEST-MENTS	$131,742,843	$2,418,503	$129,324,340	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
AGENCY OBLIGATIONS — 10.6%
Federal Home Loan Mortgage Corporation — 1.0%
1.375%, 02/25/14	$2,000	$2,021,614

Federal National Mortgage Association — 9.6%
0.500%, 08/09/13	2,000	2,002,670
1.000%, 09/23/13	2,000	2,008,126
0.750%, 12/18/13	7,000	7,030,695
1.625%, 10/26/15	7,000	7,218,295

		18,259,786

TOTAL AGENCY OBLIGATIONS (Cost $20,205,839)		20,281,400

ASSET BACKED SECURITIES — 5.6%
Cabela’s Master Credit Card Trust 144A 0.733%, 02/18/20@,•	3,000	3,024,942
Chase Issuance Trust 07-B1, B1 0.453%, 04/15/19•	2,398	2,390,849
Conseco Financial Corp. 7.650%, 04/15/19	39	40,924
Equity One Mortgage Pass-Through Trust 2004-1 4.145%, 04/25/34•	13	12,787
GE Capital Credit Card Master Note Trust
1.053%, 09/15/16•	1,400	1,402,642
0.950%, 06/15/18	2,000	2,011,236
Hyundai Auto Lease Securitization Trust 2012-A 144A 0.920%, 08/17/15@	1,500	1,504,776
Popular ABS Mortgage Pass-Through Trust 2004-4 4.628%, 09/25/34•	12	12,281
SACO I, Inc. 144A 1.104%, 06/25/35@,•	415	349,122

TOTAL ASSET BACKED SECURITIES (Cost $10,717,544)		10,749,559

COMMERCIAL MORTGAGE BACKED SECURITIES — 3.3%
Bear Stearns Commercial Mortgage Securities 5.402%, 03/11/39•	424	427,789
Enterprise Mortgage Acceptance Co. LLC 144A 7.509%, 01/15/27@,•	392	286,060
FDIC Commercial Mortgage Trust 2012-C1 A 144A 0.841%, 05/25/35@,•~	5,446	5,453,326
JPMorgan Chase Commercial Mortgage Securities Corp. 4.545%, 01/15/42	87	86,511

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $6,343,932)		6,253,686

	Par (000)	Value†
CORPORATE BONDS — 17.0%
Aerospace & Defense — 0.5%
United Technologies Corp. 1.200%, 06/01/15	$1,000	$1,014,030

Auto Manufacturers — 0.5%
Daimler Finance North America LLC 1.250%, 01/11/16@	1,000	1,003,425

Banks — 3.2%
Bank of Montreal 144A 2.850%, 06/09/15@	1,000	1,050,100
Bank of Nova Scotia 144A 1.050%, 03/20/15@	1,000	1,010,800
Commonwealth Bank of Australia 144A 3.492%, 08/13/14@	1,000	1,042,149
The Toronto-Dominion Bank 144A 1.625%, 09/14/16@	2,000	2,055,600
Westpac Banking Corp. 144A 3.585%, 08/14/14@	1,000	1,041,234

		6,199,883

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc. 0.800%, 07/15/15	1,000	1,001,897
The Coca-Cola Co. 1.800%, 09/01/16	240	248,109

		1,250,006

Diversified Financial Services — 3.8%
Caisse Centrale Desjardins du Quebec 144A 2.550%, 03/24/16@	3,000	3,164,400
General Electric Capital Corp. 1.000%, 12/11/15	1,000	1,006,214
2.300%, 04/27/17	1,000	1,034,850
Toyota Motor Credit Corp. 1.000%, 02/17/15	1,000	1,008,444
USAA Capital Corp. 144A 2.250%, 12/13/16@	1,000	1,035,855

		7,249,763

Energy-Alternate Sources — 1.1%
Appalachian Power Co. 0.665%, 08/16/13•	1,000	1,001,084
BP Capital Markets PLC 1.700%, 12/05/14	1,000	1,019,349

		2,020,433

Food — 1.1%
ConAgra Foods, Inc. 1.300%, 01/25/16	1,000	1,007,903
Unilever Capital Corp. 0.450%, 07/30/15	1,000	997,100

		2,005,003

Healthcare Products — 0.5%
Zimmer Holdings, Inc. 1.400%, 11/30/14	1,000	1,006,954

Insurance — 1.1%
Metropolitan Life Global Funding I 144A 2.000%, 01/09/15@	1,000	1,024,634

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Insurance — (continued)
Principal Life Global Funding II 144A 1.000%, 12/11/15@	$1,000	$1,002,754

		2,027,388

Internet — 0.5%
Google, Inc. 2.125%, 05/19/16	1,000	1,043,880

Mining — 0.5%
BHP Billiton Finance USA Ltd. 1.125%, 11/21/14	1,000	1,011,037

Pharmaceuticals — 2.4%
AbbVie, Inc. 144A 1.200%, 11/06/15@	2,000	2,015,538
Mckesson Corp. 0.950%, 12/04/15	500	501,368
Takeda Pharmaceutical Co. Ltd. 144A 1.031%, 03/17/15@	2,000	2,017,278

		4,534,184

Pipelines — 0.5%
TransCanada PipeLines Ltd. 0.750%, 01/15/16	1,000	998,789

Trucking and Leasing — 0.6%
TTX Co. 144A 5.400%, 02/15/16@	1,000	1,089,741

TOTAL CORPORATE BONDS (Cost $31,884,303)		32,454,516

MUNICIPAL NOTE — 0.5%
Regional — 0.5%
Province of British Columbia 2.850%, 06/15/15 (Cost $999,762)	1,000	1,052,600

RESIDENTIAL MORTGAGE BACKED SECURITIES — 2.8%
Collateralized Mortgage Obligations — 2.0%
Fannie Mae REMICS 0.604%, 11/25/39•	3,785	3,790,776

Fannie Mae Pool — 0.8%
4.000%, 06/01/20	394	421,756
2.996%, 12/01/33•	592	633,885
2.875%, 04/01/34•	189	201,523
2.815%, 07/01/36•	196	209,121

		1,466,285

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $5,180,436)		5,257,061

U.S. TREASURY OBLIGATIONS — 52.9%
U.S. Treasury Note
4.250%, 08/15/13	5,500	5,585,294
3.125%, 08/31/13	3,000	3,037,032

	Par (000)	Value†

0.750%, 09/15/13	$6,750	$6,769,251
0.500%, 10/15/13	5,000	5,010,350
4.250%, 11/15/13	3,100	3,178,833
0.250%, 11/30/13	5,000	5,003,320
0.125%, 12/31/13	5,000	4,999,220
1.750%, 01/31/14	2,000	2,026,562
1.750%, 03/31/14	5,000	5,078,320
1.875%, 04/30/14	5,650	5,753,067
2.375%, 09/30/14	3,000	3,096,798
4.250%, 11/15/14	12,100	12,887,444
2.250%, 01/31/15	730	756,890
4.000%, 02/15/15	7,850	8,399,500
0.375%, 04/15/15	14,040	14,070,720
0.250%, 12/15/15	5,000	4,989,455
0.750%, 10/31/17	10,300	10,329,777

TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,660,045)		100,971,833

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 7.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	13,847,895	13,847,895
BlackRock Liquidity Funds Temp Fund - Institutional Shares	218	218
Federated Prime Obligations Fund - Class I	408	408
Fidelity Institutional Prime Money Market Portfolio	1,019	1,019
Fidelity Institutional Prime Money Market Portfolio - Class I	197	197
Wells Fargo Advantage Government Money Market Fund - Institutional Class	77	77
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	5	5
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $13,849,820)		13,849,820

TOTAL INVESTMENTS — 100.0% (Cost $188,841,681)(a)		$190,870,475

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Limited Maturity Bond Fund

(a)	At March 31, 2013, the cost for Federal income tax purposes was $188,841,681. Net unrealized appreciation was $2,028,794. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,188,317 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $159,523.
~	Fair valued security. The total market value of fair valued securities at March 31, 2013 is $5,453,326.

LLC — Limited Liability Company.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Limited Maturity Bond Fund

Country Weightings as of 03/31/2013††
United States	92%
Canada	5
Australia	1
Japan	1
United Kingdom	1

Total	100%

†† % of total investments as of March 31, 2013

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Limited Maturity Bond Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Sign- ificant Unobser- vable Input
AGENCY OBLIGA- TIONS	$20,281,400	$—	$20,281,400	$—
ASSET BACKED SECURITIES	10,749,559	—	10,749,559	—
COMMERCIAL MORTGAGE BACKED SECURI- TIES	6,253,686	—	6,253,686	—
CORPORATE BONDS	32,454,516	—	32,454,516	—
MUNICIPAL NOTE	1,052,600	—	1,052,600
RESIDENTIAL MORTGAGE BACKED SECURI- TIES	5,257,061	—	5,257,061	—
U.S. TREASURY OBLIGA- TIONS	100,971,833	—	100,971,833	—
SHORT-TERM INVEST- MENTS	13,849,820	13,849,820	—	—

TOTAL INVEST- MENTS	$190,870,475	$13,849,820	$177,020,655	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
AGENCY OBLIGATIONS — 2.2%
Federal National Mortgage Association — 2.2%
3.250%, 04/09/13	$4,500	$4,503,987
5.000%, 04/15/15	6,750	7,392,094

TOTAL AGENCY OBLIGATIONS (Cost $11,360,088)		11,896,081

ASSET BACKED SECURITIES — 2.7%
Conseco Financial Corp.• 7.240%, 11/15/28	479	239,444
Enterprise Mortgage Acceptance Co. LLC 144A 7.512%, 01/15/27@,•	784	572,120
GE Capital Credit Card Master Note Trust
1.053%, 09/15/16•	4,000	4,007,548
0.950%, 06/15/18	5,000	5,028,090
Hyundai Auto Lease Securitization Trust 2012-A 144A 0.920%, 08/17/15@	4,000	4,012,736
SACO I, Inc. 144A 1.104%, 06/25/35@,•	1,244	1,047,366

TOTAL ASSET BACKED SECURITIES (Cost $15,447,486)		14,907,304

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.9%
Bear Stearns Commercial Mortgage Securities 4.830%, 08/15/38	132	131,560
CFCRE Commercial Mortgage Trust 144A 4.961%, 04/15/44@,•	1,000	1,158,234
Citigroup Deutsche Bank Commercial Mortgage Trust 5.322%, 12/11/49	1,500	1,705,023
JPMorgan Chase Commercial Mortgage Securities Corp.
4.545%, 01/15/42	289	288,370
5.420%, 01/15/49	1,500	1,705,563

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,364,144)		4,988,750

CORPORATE BONDS — 20.3%
Aerospace & Defense — 0.6%
Lockheed Martin Corp. 3.350%, 09/15/21	1,000	1,049,657
United Technologies Corp. 4.500%, 06/01/42	2,000	2,131,736

		3,181,393

Agriculture — 0.4%
Altria Group, Inc. 4.750%, 05/05/21	1,000	1,131,819
Cargill, Inc. 144A 6.125%, 09/15/36@	1,000	1,205,993

		2,337,812

Banks — 1.2%
Bank of America Corp. 5.650%, 05/01/18	1,000	1,156,807

	Par (000)	Value†

Banks — (continued)
Bank of Montreal 144A 2.850%, 06/09/15@	$1,000	$1,050,100
JPMorgan Chase & Co. 6.000%, 01/15/18	1,700	2,020,198
The Goldman Sachs Group, Inc.
5.250%, 07/27/21	1,000	1,133,069
5.750%, 01/24/22	1,000	1,162,724

		6,522,898

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	1,000	1,314,111
Pepsico, Inc. 4.000%, 03/05/42	1,000	981,461
The Coca-Cola Co. 3.300%, 09/01/21	1,000	1,083,313

		3,378,885

Biotechnology — 0.8%
Amgen, Inc. 4.950%, 10/01/41	1,000	1,042,249
Biogen Idec, Inc. 6.875%, 03/01/18	1,000	1,224,045
Genentech, Inc. 5.250%, 07/15/35	1,000	1,170,111
Gilead Sciences, Inc. 4.400%, 12/01/21	1,000	1,125,627

		4,562,032

Chemicals — 0.2%
EI du Pont de Nemours & Co. 4.150%, 02/15/43	1,000	1,015,453

Commercial Services — 0.9%
Safina Ltd. 2.000%, 12/30/23	4,806	4,959,122

Computers — 0.4%
Hewlett-Packard Co. 2.600%, 09/15/17	1,000	1,007,754
International Business Machines Corp. 6.500%, 01/15/28	1,000	1,339,870

		2,347,624

Diversified Financial Services — 2.4%
American Honda Finance Corp. 144A 3.800%, 09/20/21@	1,000	1,097,088
Caisse Centrale Desjardins du Quebec 144A 2.550%, 03/24/16@	2,000	2,109,600
Carobao Leasing LLC 1.829%, 09/07/24	4,792	4,901,453
General Electric Capital Corp.
6.150%, 08/07/37	1,000	1,207,222
5.875%, 01/14/38	1,000	1,165,985
Northern Trust Corp. 3.375%, 08/23/21	500	533,735
Toyota Motor Credit Corp. 3.400%, 09/15/21	1,000	1,071,394

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
USAA Capital Corp. 144A 2.250%, 12/13/16@	$1,000	$1,035,855

		13,122,332

Electric — 1.5%
ABB Finance USA, Inc. 4.375%, 05/08/42	1,000	1,049,945
Carolina Power & Light Co. 2.800%, 05/15/22	1,000	1,024,389
Commonwealth Edison Co. 6.150%, 09/15/17	500	603,193
DTE Electric Co. 4.000%, 04/01/43	1,000	1,003,473
Duke Energy Carolinas LLC 4.250%, 12/15/41	1,000	1,025,120
Enel Finance International SA 144A 6.250%, 09/15/17@	1,000	1,116,070
Georgia Power Co. 4.300%, 03/15/42	1,000	1,003,281
PacifiCorp 6.250%, 10/15/37	1,000	1,334,390

		8,159,861

Food — 1.0%
ConAgra Foods,Inc. 1.900%, 01/25/18	1,000	1,009,886
Hillshire Brands Co. 2.750%, 09/15/15	1,000	1,032,496
Kraft Foods Group, Inc. 5.000%, 06/04/42	1,000	1,072,215
Mondelez Internatonal, Inc. 6.750%, 02/19/14	500	526,028
Unilever Capital Corp. 0.850%, 08/02/17	2,000	1,984,908

		5,625,533

Gas — 0.8%
Boston Gas Co. 144A 4.487%, 02/15/42@	1,000	1,045,986
Pacific Gas & Electric Co. 3.250%, 09/15/21	1,000	1,057,662
Praxair, Inc. 3.000%, 09/01/21	1,000	1,042,415
SEMCO Energy, Inc. 144A 5.150%, 04/21/20@	1,000	1,118,235

		4,264,298

Healthcare Products — 1.4%
Becton Dickinson & Co. 3.125%, 11/08/21	1,000	1,042,630
Covidien International Finance SA
6.000%, 10/15/17	1,000	1,199,660
3.200%, 06/15/22	1,000	1,043,038
Medtronic, Inc. 4.000%, 04/01/43	1,000	972,711
St Jude Medical, Inc. 4.750%, 04/15/43	1,000	1,019,189
Stryker Corp. 2.000%, 09/30/16	1,000	1,037,587

	Par (000)	Value†

Healthcare Products — (continued)
Zimmer Holdings, Inc. 4.625%, 11/30/19	$1,000	$1,139,106

		7,453,921

Healthcare Services — 0.4%
Cigna Corp. 4.375%, 12/15/20	1,000	1,114,316
Unitedhealth Group, Inc. 4.625%, 11/15/41	1,000	1,041,002

		2,155,318

Insurance — 0.6%
American International Group, Inc. 4.875%, 06/01/22	1,000	1,131,289
Berkshire Hathaway, Inc. 4.500%, 02/11/43	1,000	1,008,166
The Travelers Cos., Inc. 5.350%, 11/01/40	1,000	1,205,293

		3,344,748

Media — 0.4%
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,418,022
The Walt Disney Co. 3.700%, 12/01/42	1,000	959,886

		2,377,908

Miscellaneous Manufacturing — 0.4%
Illinois Tool Works, Inc. 4.875%, 09/15/41	1,000	1,117,474
Siemens Financieringsmaatschappij NV 144A 6.125%, 08/17/26@	1,000	1,306,050

		2,423,524

Oil & Gas — 2.5%
Apache Corp. 3.250%, 04/15/22	1,000	1,037,290
BG Energy Capital PLC 144A 4.000%, 10/15/21@	1,000	1,099,363
BP Capital Markets PLC 4.500%, 10/01/20	1,000	1,142,593
Devon Energy Corp. 4.750%, 05/15/42	1,000	976,814
Occidental Petroleum Corp. 3.125%, 02/15/22	1,000	1,051,432
Pemex Project Funding Master Trust 6.625%, 06/15/35	1,000	1,197,500
Petrobras International Finance Co. - Pifco 6.750%, 01/27/41	1,000	1,130,293
Petroleos Mexicanos
1.950%, 12/20/22 W.I.	2,000	2,050,950
2.000%, 12/20/22	3,000	3,083,595
Statoil, ASA 3.150%, 01/23/22	1,000	1,059,271

		13,829,101

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas Services — 0.6%
Halliburton Co. 4.500%, 11/15/41	$1,000	$1,075,083
National Oilwell Varco, Inc. 3.950%, 12/01/42	1,000	961,054
Schlumberger Oilfield PLC 144A 4.200%, 01/15/21@	1,000	1,128,660

		3,164,797

Pharmaceuticals — 1.8%
Express Scripts Holding Co. 3.900%, 02/15/22	1,000	1,072,889
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,173,850
Merck Sharp & Dohme Corp. 6.400%, 03/01/28	1,000	1,352,956
Novartis Capital Corp. 2.900%, 04/24/15	1,000	1,048,747
Sanofi-Aventis SA 4.000%, 03/29/21	1,000	1,112,685
Takeda Pharmaceutical Co., Ltd. 144A 1.625%, 03/17/17@	2,000	2,026,800
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21	1,000	1,064,200
Thermo Fisher Scientific, Inc. 3.600%, 08/15/21	1,000	1,034,409

		9,886,536

Pipelines — 0.2%
DCP Midstream LLC 144A 6.750%, 09/15/37@	1,000	1,169,915

Retail — 0.4%
CVS Caremark Corp. 5.750%, 05/15/41	1,000	1,187,453
Wal-Mart Stores, Inc. 3.250%, 10/25/20	1,000	1,081,533

		2,268,986

Semiconductors — 0.2%
Intel Corp. 4.000%, 12/15/32	1,000	987,854

Telecommunications — 0.4%
AT&T, Inc. 3.875%, 08/15/21	1,000	1,081,292
Verizon Communications, Inc. 4.600%, 04/01/21	1,000	1,118,330

		2,199,622

Trucking and Leasing — 0.2%
TTX Co. 144A 5.400%, 02/15/16@	1,000	1,089,741

TOTAL CORPORATE BONDS (Cost $102,668,242)		111,829,214

MUNICIPAL NOTE — 0.4%
Province of British Columbia 2.850%, 06/15/15 (Cost $1,999,523)	2,000	2,105,200

	Par (000)	Value†
MUNICIPAL BONDS — 1.6%
City of New York 6.271%, 12/01/37	$1,750	$2,290,068
Corpus Christi Independent School District 6.124%, 08/15/32	1,000	1,245,220
Metropolitan Water District of Southern California 6.947%, 07/01/40	1,000	1,244,640
Orange County Sanitation District 6.400%, 02/01/44	1,000	1,354,780
San Francisco City & County Public Utilities Commission 6.950%, 11/01/50	2,000	2,811,360

Total MUNICIPAL BONDS (Cost $6,752,176)		8,946,068

RESIDENTIAL MORTGAGE BACKED SECURITIES — 16.1%
Collateralized Mortgage Obligations — 1.4%
Fannie Mae REMICS• 0.604%, 11/25/39	3,785	3,790,776
Freddie Mac REMICs• 0.543%, 05/15/37	4,167	4,171,235

		7,962,011

Fannie Mae Pool — 6.1%
5.000%, 07/01/23	1,277	1,379,167
2.875%, 04/01/34•	568	604,568
2.815%, 07/01/36•	655	697,071
2.394%, 08/01/36•	632	672,488
3.503%, 05/01/37•	514	544,121
4.000%, 08/01/39	4,845	5,167,459
4.000%, 11/01/40	4,522	4,823,224
3.500%, 12/01/40	9,137	9,654,056
3.500%, 01/01/41	7,534	7,961,090
3.500%, 03/01/41	1,996	2,109,551

		33,612,795

Freddie Mac Gold Pool — 3.1%
3.000%, 01/01/26	6,088	6,384,917
3.500%, 12/01/40	5,600	5,896,061
3.500%, 01/01/41	3,636	3,828,419
3.500%, 02/01/41	1,059	1,115,164

		17,224,561

Ginnie Mae Pool — 5.5%
6.000%, 10/15/38	1,112	1,252,159
6.000%, 10/15/38	808	909,494
4.000%, 04/15/39	6,245	6,813,846
4.000%, 06/15/39	4,613	5,033,292
4.500%, 02/15/40	7,175	7,845,204
3.500%, 10/20/41	7,780	8,329,012
9.000%, 10/15/30	8	8,132

		30,191,139

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $82,275,336)		88,990,506

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 41.6%
U.S. Treasury Bond
6.250%, 08/15/23	$1,350	$1,910,671
5.500%, 08/15/28	2,800	3,881,500
3.500%, 02/15/39	7,320	7,959,358
4.375%, 05/15/40	100	125,344
3.125%, 11/15/41	9,000	9,053,442
3.125%, 02/15/42	8,145	8,185,725
2.750%, 11/15/42	2,240	2,076,200
U.S. Treasury Note
0.250%, 11/30/13	5,000	5,003,320
1.750%, 01/31/14	6,000	6,079,686
1.875%, 02/28/14	7,000	7,109,102
4.250%, 11/15/14	5,000	5,325,390
4.000%, 02/15/15	10,900	11,663,000
2.125%, 12/31/15	11,100	11,641,991
2.625%, 02/29/16	5,000	5,328,125
1.500%, 07/31/16	4,000	4,141,248
0.875%, 12/31/16	3,750	3,800,685
0.625%, 08/31/17	12,000	11,987,808
0.625%, 11/30/17	52,000	51,833,444
2.375%, 06/30/18	4,300	4,642,658
2.750%, 02/15/19	9,800	10,804,500
3.125%, 05/15/19	6,550	7,378,981
3.375%, 11/15/19	475	543,727
1.000%, 11/30/19	11,100	10,988,134
2.000%, 11/15/21	2,200	2,268,750
2.000%, 02/15/22	4,400	4,523,407
1.625%, 08/15/22	6,000	5,922,654
1.625%, 11/15/22	20,000	19,645,320
U.S. Treasury Strip Principal 0.000%, 11/15/24+	7,800	5,993,887

TOTAL U.S. TREASURY OBLIGATIONS (Cost $220,804,881)		229,818,057

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 14.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	65,084,796	65,084,796
BlackRock Liquidity Funds TempFund - Institutional Shares	447	447
Federated Prime Obligations Fund - Class I	312	312
Fidelity Institutional Prime Money Market Portfolio	714	714
Fidelity Institutional Prime Money Market Portfolio - Class I	271	271
Wells Fargo Advantage Government Money Market Fund – Institutional Class	13,145,399	13,145,399

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — (continued)
Wells Fargo Advantage Heritage Money Market Fund – Institutional Class	1	$1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $78,231,941)		78,231,941

TOTAL INVESTMENTS — 100.0% (Cost $523,903,817)(a)		$551,713,121

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $524,140,965. Net unrealized appreciation/depreciation was $27,572,156. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $28,792,173 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,220,017.

LLC — Limited Liability Company.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Quality Bond Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AGENCY OBLIGA- TIONS	$11,896,081	$—	$11,896,081	$—
ASSET BACKED SECURITIES	14,907,304	—	14,907,304	—
COMMERCIAL MORTGAGE BACKED SECURI- TIES	4,988,750	—	4,988,750	—
CORPORATE BONDS	111,829,214	—	111,829,214	—
MUNICIPAL NOTE	2,105,200	—	2,105,200	—
MUNICIPAL BONDS	8,946,068	—	8,946,068	—
RESIDENTIAL MORTGAGE BACKED SECURI- TIES	88,990,506	—	88,990,506	—
U.S. TREASURY OBLIGA- TIONS	229,818,057	—	229,818,057	—
SHORT-TERM INVEST- MENTS	78,231,941	78,231,941	—	—

TOTAL INVEST- MENTS	$551,713,121	$78,231,941	$473,481,180	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

High Yield Bond Fund

	Number of Shares	Value†
COMMON STOCKS — 1.3%
Airlines — 0.2%
AMR Corp.*	24,000	$99,600
Delta Air Lines, Inc.*	11,200	184,912

		284,512

Auto Parts & Equipment — 0.1%
TRW Automotive Holdings Corp.*	5,125	281,875

Media — 0.2%
Liberty Global, Inc. Class A*	4,100	300,940

Oil & Gas — 0.3%
PBF Energy, Inc.	5,500	204,435
Range Resources Corp.	2,500	202,600
WPX Energy, Inc.*	12,400	198,648

		605,683

Packaging and Containers — 0.1%
Smurfit Kappa Group PLC*	11,850	194,280

Real Estate — 0.2%
Realogy Holdings Corp.*	6,900	336,996

Retail — 0.1%
Rite Aid Corp.*	130,700	248,330

Telecommunications — 0.1%
Crown Castle International Corp.*	1,750	121,870

TOTAL COMMON STOCKS (Cost $1,805,336)		2,374,486

PREFERRED STOCKS — 0.5%
Auto Manufacturers — 0.2%
General Motors Co. CONV.	8,300	356,402

Banks — 0.2%
Ally Financial, Inc.144A@	500	494,469

Media — 0.1%
Spanish Broadcasting System, Inc.^	182	140,140

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.*^~	725	0

TOTAL PREFERRED STOCKS (Cost $891,764)		991,011

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 0.2%
Diversified — 0.1%
American Tower Corp.*	1,375	105,765

Healthcare — 0.1%
Omega Healthcare Investors, Inc.	350,000	372,750

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $445,099)		478,515

	Par (000)	Value†
CORPORATE BONDS — 91.0%
Advertising — 0.7%
inVentiv Health, Inc.
10.750%, 08/15/18 144A@	$200	$171,000
11.000%, 08/15/18 144A@	225	192,375
Lamar Media Corp.
5.875%, 02/01/22	150	162,375
5.000%, 05/01/23	275	275,000
MDC Partners, Inc. 6.750%, 04/01/20 144A@	350	353,500
The Interpublic Group of Cos., Inc. 10.000%, 07/15/17	125	134,062

		1,288,312

Aerospace & Defense — 1.0%
Ducommun, Inc. 9.750%, 07/15/18	300	330,000
Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/17	350	385,000
Meccanica Holdings USA, Inc. 6.250%, 07/15/19 144A@	350	360,568
Silver II Borrower 7.750%, 12/15/20 144A@	225	239,625
Spirit Aerosystems, Inc. 7.500%, 10/01/17	75	79,688
TransDigm, Inc. 7.750%, 12/15/18	375	411,562

		1,806,443

Airlines — 0.7%
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 07/15/25 144A@	70	71,181
American Airlines 2013-1 Class B Pass Through Trust 5.625%, 01/15/21 144A@	75	75,938
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 11/10/19	44	51,170
Continental Airlines 2009-2 Class B Pass Through Trust^ 9.250%, 05/10/17	36	40,606
Continental Airlines 2012-3 Class C Pass Thru Certificates 6.125%, 04/29/18	325	326,625
Continental Airlines, Inc. 6.750%, 09/15/15 144A@	600	628,500
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/25	75	78,375
US Airways 2012-2 Class B Pass Through Trust 6.750%, 06/03/21	35	37,275

		1,309,670

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Apparel — 0.3%
Hanesbrands, Inc. 6.375%, 12/15/20	$250	$272,188
Levi Strauss & Co. 6.875%, 05/01/22	200	219,000
Wolverine World Wide, Inc. 6.125%, 10/15/20 144A@	100	106,125

		597,313

Auto Manufacturers — 1.0%
Chrysler Group LLC
8.000%, 06/15/19	400	438,500
8.250%, 06/15/21	525	586,032
Fiat Industrial Finance Europe S.A. 6.250%, 03/09/18	275	390,609
Jaguar Land Rover Automotive PLC 5.625%, 02/01/23 144A@	300	311,625
Navistar International Corp. 8.250%, 11/01/21	175	178,281

		1,905,047

Auto Parts & Equipment — 1.6%
Allison Transmission, Inc. 7.125%, 05/15/19 144A@	350	376,687
American Axle & Manufacturing, Inc.
6.250%, 03/15/21	200	205,000
6.625%, 10/15/22	175	181,125
Delphi Corp.
5.875%, 05/15/19	75	81,000
6.125%, 05/15/21	100	110,000
5.000%, 02/15/23	200	211,500
Pittsburgh Glass Works LLC 8.500%, 04/15/16 144A@	100	101,750
Schaeffler Finance BV
7.750%, 02/15/17 144A@	200	225,250
8.500%, 02/15/19 144A@	400	455,000
The Goodyear Tire & Rubber Co.
8.250%, 08/15/20	250	276,563
8.750%, 08/15/20	100	114,500
6.500%, 03/01/21	300	309,375
7.000%, 05/15/22	175	184,406
TRW Automotive, Inc. 4.500%, 03/01/21144A@	200	203,000

		3,035,156

Banks — 3.0%
Ally Financial, Inc.
4.625%, 06/26/15	525	549,304
5.500%, 02/15/17	575	622,002
7.500%, 09/15/20	325	396,500
8.000%, 11/01/31	300	379,500
CIT Group, Inc.
4.250%, 08/15/17	350	365,750
5.250%, 03/15/18	125	135,000
6.625%, 04/01/18 144A @	500	570,000
5.500%, 02/15/19 144A @	975	1,070,063
5.375%, 05/15/20	300	329,250
5.000%, 08/15/22	350	373,726

	Par (000)	Value†

Banks — (continued)
Provident Funding Associates LP
10.250%, 04/15/17 144A@	$200	$223,000
10.125%, 02/15/19 144A@	100	109,000
Synovus Financial Corp.
5.125%, 06/15/17	350	350,875
7.875%, 02/15/19	100	113,500

		5,587,470

Beverages — 0.2%
Constellation Brands, Inc. 6.000%, 05/01/22	300	327,750

Building Materials — 3.0%
Ainsworth Lumber Co. Ltd. 7.500%, 12/15/17 144A@	100	109,000
Associated Materials LLC 9.125%, 11/01/17	500	533,750
Building Materials Corp. of America 6.750%, 05/01/21 144A@	250	273,125
Cemex Finance LLC 9.375%, 10/12/22 144A@	625	726,562
Cemex S.A.B. de CV
9.000%, 01/11/18 144A@	425	470,687
5.875%, 03/25/19 144A@	400	404,000
Interline Brands, Inc. PIK 10.000%, 11/15/18 144A@	125	138,438
Masco Corp.
6.125%, 10/03/16	150	167,506
5.850%, 03/15/17	200	221,040
Nortek, Inc.
10.000%, 12/01/18	300	336,000
8.500%, 04/15/21	350	388,500
Reliance Intermediate Holdings LP 9.500%, 12/15/19 144A@	225	250,875
Summit Materials LLC 10.500%, 01/31/20 144A@	250	281,875
Texas Industries, Inc. 9.250%, 08/15/20	200	218,500
USG Corp.
9.750%, 01/15/18	450	533,250
8.375%, 10/15/18 144A@	50	55,250
Vulcan Materials Co. 7.500%, 06/15/21	300	353,250
Wienerberger AG• 6.500%, 12/29/49	75	85,064

		5,546,672

Chemicals — 3.1%
Ashland, Inc. 4.750%, 08/15/22 144A@	225	227,812
Ashland, Inc. 3.875%, 04/15/18 144A@	125	126,563
Celanese U.S. Holdings LLC 4.625%, 11/15/22	450	451,125
Ciech Group Financing AB 9.500%, 11/30/19 144A@	250	353,311
Eagle Spinco, Inc. 4.625%, 02/15/21 144A@	325	330,687

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Chemicals — (continued)
Hexion US Finance Corp. 9.000%, 11/15/20	$100	$95,000
Hexion US Finance Corp. 8.875%, 02/01/18 144A@	250	258,750
6.625%, 04/15/20 144A@	500	501,250
Huntsman International LLC 8.625%, 03/15/20	75	83,813
Huntsman International LLC 4.875%, 11/15/20 144A@	125	125,938
Ineos Finance PLC 9.000%, 05/15/15 144A@	200	210,500
8.375%, 02/15/19 144A@	375	414,844
Momentive Performance Materials, Inc. 8.875%, 10/15/20	125	128,750
9.000%, 01/15/21	250	187,500
Petrologistics LP 6.250%, 04/01/20 144A@	175	176,094
PolyOne Corp. 7.375%, 09/15/20	150	165,750
PolyOne Corp. 5.250%, 03/15/23 144A@	250	251,875
PQ Corp. 8.750%, 05/01/18 144A@	475	505,875
Rockwood Specialties Group, Inc. 4.625%, 10/15/20	300	307,500
Styrolution Group GmbH 7.625%, 05/15/16 144A@	275	369,254
Tronox Finance LLC 6.375%, 08/15/20 144A@	275	266,750
US Coatings Acquisition, Inc. 5.750%, 02/01/21 144A@	100	131,710
7.375%, 05/01/21 144A@	150	157,875

		5,828,526

Coal — 1.2%
CONSOL Energy, Inc. 8.000%, 04/01/17	375	405,000
Foresight Energy LLC 9.625%, 08/15/17 144A@	550	595,375
Peabody Energy Corp. 7.375%, 11/01/16	300	342,000
6.000%, 11/15/18	75	79,687
Penn Virginia Resource Partners LP 8.250%, 04/15/18	425	450,500
8.375%, 06/01/20	375	393,750

		2,266,312

Commercial Services — 3.7%
Alliance Data Systems Corp. 5.250%, 12/01/17 144A@	275	285,312
6.375%, 04/01/20 144A@	275	296,312
Ashtead Capital, Inc. 6.500%, 07/15/22 144A@	125	135,781
Avis Budget Finance PLC 6.000%, 03/01/21 144A@	200	261,549
Ceridian Corp. 8.875%, 07/15/19 144A@	125	145,469

	Par (000)	Value†

Commercial Services — (continued)
CoreLogic, Inc. 7.250%, 06/01/21	$350	$386,750
DP World Ltd. 6.850%, 07/02/37 144A@	210	238,770
Europcar Groupe S.A. 11.500%, 05/15/17 144A@	500	709,154
FTI Consulting, Inc. 6.750%, 10/01/20	75	81,188
6.000%, 11/15/22 144A@	200	211,500
Global A&T Electronics Ltd. 10.000%, 02/01/19 144A@	300	321,000
H&E Equipment Services, Inc. 7.000%, 09/01/22 144A@	150	165,000
HDTFS, Inc. 6.250%, 10/15/22	675	732,375
Igloo Holdings Corp. PIK 8.250%, 12/15/17 144A@	175	180,687
iPayment, Inc. 10.250%, 05/15/18	175	161,875
Iron Mountain, Inc. 5.750%, 08/15/24	175	174,781
Jaguar Holding Co. I PIK 9.375%, 10/15/17 144A@	100	107,375
Jaguar Holding Co. II 9.500%, 12/01/19 144A@	350	401,625
Laureate Education, Inc. 9.250%, 09/01/19 144A@	500	555,625
Nord Anglia Education UK Holdings PLC 10.250%, 04/01/17 144A@	200	223,500
ServiceMaster Co. 8.000%, 02/15/20	125	134,063
TransUnion Holding Co., Inc. PIK 8.125%, 06/15/18 144A@	150	160,125
United Rentals North America, Inc. 5.750%, 07/15/18	150	162,563
6.125%, 06/15/23	175	187,250
Verisure Holding AB 8.750%, 09/01/18 144A@	300	420,128

		6,839,757

Computers — 0.8%
iGate Corp. 9.000%, 05/01/16	750	816,562
NCR Corp. 4.625%, 02/15/21 144A@	125	124,375
5.000%, 07/15/22 144A@	225	225,563
SunGard Data Systems, Inc. 6.625%, 11/01/19 144A@	250	258,125

		1,424,625

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 4.600%, 03/15/20	90	93,489
5.000%, 03/15/23	110	112,868

		206,357

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Distribution & Wholesale — 0.6%
HD Supply, Inc. 11.500%, 07/15/20	$125	$148,125
10.500%, 01/15/21	525	546,000
HD Supply, Inc. 7.500%, 07/15/20 144A@	500	526,250

		1,220,375

Diversified Financial Services — 4.8%
AerCap Aviation Solutions BV 6.375%, 05/30/17	225	241,594
Air Lease Corp. 4.500%, 01/15/16	250	259,375
6.125%, 04/01/17	375	405,937
Aircastle Ltd. 6.750%, 04/15/17	425	467,500
9.750%, 08/01/18	275	313,844
6.250%, 12/01/19	350	382,375
7.625%, 04/15/20	25	28,938
Cantor Commercial Real Estate Co. LP 7.750%, 02/15/18 144A@	275	279,812
CNH Capital LLC 6.250%, 11/01/16	425	469,625
E*TRADE Financial Corp. 6.750%, 06/01/16	450	484,875
6.375%, 11/15/19	350	370,125
Ford Motor Credit Co. LLC 5.000%, 05/15/18	375	413,029
General Motors Financial Co., Inc. 4.750%, 08/15/17 144A@	375	391,098
6.750%, 06/01/18	150	169,875
Icahn Enterprises LP 8.000%, 01/15/18	700	749,000
International Lease Finance Corp. 4.875%, 04/01/15	200	209,750
5.750%, 05/15/16	175	189,000
International Lease Finance Corp. 6.500%, 09/01/14 144A@	215	228,975
Ladder Capital Finance Holdings LLLP 7.375%, 10/01/17 144A@	200	209,000
Nationstar Mortgage LLC 9.625%, 05/01/19 144A@	250	286,250
9.625%, 05/01/19 144A@	100	114,000
6.500%, 07/01/21 144A@	150	156,375
Neuberger Berman Group LLC 5.625%, 03/15/20 144A@	225	235,688
5.875%, 03/15/22 144A@	200	211,500
Numericable Finance & Co. SCA 12.375%, 02/15/19 144A@	200	303,799
SLM Corp. 5.375%, 05/15/14	300	312,830
5.050%, 11/14/14	100	105,431
8.450%, 06/15/18	75	88,875
5.500%, 01/25/23	695	689,787

	Par (000)	Value†

Diversified Financial Services — (continued)
Springleaf Finance Corp. 6.900%, 12/15/17	$275	$276,375

		9,044,637

Electric — 2.0%
Calpine Corp. 7.875%, 07/31/20 144A@	491	537,645
7.500%, 02/15/21 144A@	266	291,935
CMS Energy Corp. 5.050%, 03/15/22	130	149,643
DPL, Inc. 6.500%, 10/15/16	300	316,500
7.250%, 10/15/21	225	238,500
GenOn Energy, Inc. 7.875%, 06/15/17	550	613,250
9.500%, 10/15/18	850	1,000,875
Infinis PLC 7.000%, 02/15/19 144A@	200	303,131
NRG Energy, Inc. 6.625%, 03/15/23 144A@	275	291,500

		3,742,979

Electrical Components & Equipment — 0.2%
Coleman Cable, Inc. 9.000%, 02/15/18	200	216,500
General Cable Corp. 5.750%, 10/01/22 144A@	150	153,000

		369,500

Electronics — 0.3%
Rexel S.A. 5.125%, 06/15/20 144A@	200	260,216
5.250%, 06/15/20 144A@	225	227,813
Techem GmbH 6.125%, 10/01/19 144A@	100	137,158

		625,187

Engineering & Construction — 0.5%
Aguila 3 S.A. 7.875%, 01/31/18 144A@	300	339,724
7.875%, 01/31/18 144A@	325	348,562
Dycom Investments, Inc. 7.125%, 01/15/21	275	294,250

		982,536

Entertainment — 2.3%
AMC Entertainment, Inc. 8.750%, 06/01/19	325	356,687
Cedar Fair LP 9.125%, 08/01/18	300	336,000
Cedar Fair LP 5.250%, 03/15/21 144A@	275	273,281
Cinemark USA, Inc. 7.375%, 06/15/21	175	195,563
5.125%, 12/15/22 144A@	150	150,750
Graton Economic Development Authority 9.625%, 09/01/19 144A@	400	448,000

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Entertainment — (continued)
Great Canadian Gaming Corp. 6.625%, 07/25/22 144A@	$150	$153,935
MU Finance PLC 8.375%, 02/01/17 144A@	241	261,346
National CineMedia LLC 6.000%, 04/15/22	175	187,688
Palace Entertainment Holdings LLC 8.875%, 04/15/17 144A@	275	291,500
Seminole Indian Tribe of Florida 7.750%, 10/01/17 144A@	350	378,000
Seneca Gaming Corp. 8.250%, 12/01/18 144A@	450	481,500
Six Flags Entertainment Corp. 5.250%, 01/15/21 144A@	350	350,437
Speedway Motorsports, Inc. 8.750%, 06/01/16	150	158,250
WMG Acquisition Corp. 11.500%, 10/01/18	150	176,063
6.000%, 01/15/21 144A @	150	157,125

		4,356,125

Environmental Control — 0.5%
Clean Harbors, Inc. 5.250%, 08/01/20	125	129,063
5.125%, 06/01/21 144A@	175	179,156
Tervita Corp. 9.750%, 11/01/19 144A@	300	294,000
Tervita Corp. 8.000%, 11/15/18 144A@	250	258,437

		860,656

Food — 2.2%
ARAMARK Corp. 5.750%, 03/15/20 144A@	200	204,500
Bumble Bee Acquisition Corp. 9.000%, 12/15/1 144A@	165	181,500
Del Monte Corp. 7.625%, 02/15/19	825	855,937
ESAL GmbH 6.250%, 02/05/23 144A@	205	206,025
Hawk Acquisition Sub, Inc. 4.250%, 10/15/20 144A@	475	475,594
Land O’ Lakes Capital Trust I 7.450%, 03/15/28 144A@	275	273,625
Michael Foods Holding, Inc. PIK 8.500%, 07/15/18 144A@	200	206,500
Minerva Luxembourg S.A. 12.250%, 02/10/22 144A@	200	249,000
Pinnacle Foods Finance LLC 9.250%, 04/01/15	168	168,630
8.250%, 09/01/17	400	429,750
Post Holdings, Inc. 7.375%, 02/15/22	75	82,031
US Foods, Inc. 8.500%, 06/30/19 144A@	800	849,000

		4,182,092

	Par (000)	Value†

Forest Products & Paper — 1.5%
Boise Paper Holdings LLC
9.000%, 11/01/17	$100	$107,750
8.000%, 04/01/20	125	139,063
Cascades, Inc. 7.750%, 12/15/17	200	212,500
7.875%, 01/15/20	500	537,500
Clearwater Paper Corp. 7.125%, 11/01/18	100	108,750
Clearwater Paper Corp. 4.500%, 02/01/23 144A@	450	441,000
Mercer International, Inc. 9.500%, 12/01/17	325	355,062
Sappi Papier Holding GmbH 7.750%, 07/15/17 144A@	200	221,000
8.375%, 06/15/19 144A@	200	222,000
6.625%, 04/15/21 144A@	400	413,000

		2,757,625

Gas — 0.2%
Sabine Pass LNG LP 6.500%, 11/01/20 144A@	375	394,688

Hand & Machine Tools — 0.3%
BC Mountain LLC 7.000%, 02/01/21 144A@	175	185,500
Milacron LLC 7.750%, 02/15/21 144A@	325	335,969

		521,469

Healthcare Products — 0.9%
Biomet, Inc. 6.500%, 08/01/20 144A@	550	583,687
Hologic, Inc. 6.250%, 08/01/20	175	186,156
Kinetic Concepts, Inc. 10.500%, 11/01/18	325	351,813
12.500%, 11/01/19	150	147,750
Universal Hospital Services, Inc. 7.625%, 08/15/20	175	188,344
Universal Hospital Services, Inc. 7.625%, 08/15/20 144A@	150	161,250

		1,619,000

Healthcare Services — 3.5%
Aviv Healthcare Properties LP 7.750%, 02/15/19	100	107,500
Capella Healthcare, Inc. 9.250%, 07/01/17	350	378,875
Centene Corp. 5.750%, 06/01/17	225	241,312
Community Health Systems, Inc. 5.125%, 08/15/18	300	314,250
8.000%, 11/15/19	225	249,187
7.125%, 07/15/20	325	352,625
DaVita HealthCare Partners, Inc. 6.375%, 11/01/18	200	212,750
Fresenius Medical Care U.S. Finance II, Inc. 5.625%, 07/31/19 144A@	350	384,125

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Services — (continued)
5.875%, 01/31/22	$200	$223,250
HCA Holdings, Inc. 6.250%, 02/15/21	275	293,219
HCA, Inc. 8.500%, 04/15/19	375	413,906
7.500%, 02/15/22	1,150	1,322,500
Health Management Associates, Inc. 7.375%, 01/15/20	50	54,875
IASIS Healthcare LLC 8.375%, 05/15/19	375	394,219
Kindred Healthcare, Inc. 8.250%, 06/01/19	250	248,125
LifePoint Hospitals, Inc. 6.625%, 10/01/20	100	108,500
Multiplan, Inc. 9.875%, 09/01/18 144A@	325	361,156
Priory Group No. 3 PLC 7.000%, 02/15/18 144A@	100	156,504
Tenet Healthcare Corp. 8.875%, 07/01/19	25	28,125
Tenet Healthcare Corp. 4.500%, 04/01/21 144A@	275	269,500
Universal Health Services, Inc. 7.000%, 10/01/18	75	81,563
Vanguard Health Holding Co. II LLC 7.750%, 02/01/19	200	214,000
Voyage Care Bondco PLC 6.500%, 08/01/18 144A@	100	154,605

		6,564,671

Holding Companies — 0.4%
Harbinger Group, Inc. 7.875%, 07/15/19 144A@	300	316,500
KM Germany Holdings GmbH 8.750%, 12/15/20 144A@	250	346,165
WaveDivision Escrow LLC 8.125%, 09/01/20 144A@	75	78,375

		741,040

Home Builders — 0.8%
Ashton Woods USA LLC 6.875%, 02/15/21 144A@	225	228,375
Beazer Homes USA, Inc. 7.250%, 02/01/23 144A@	100	102,000
Meritage Homes Corp. 7.000%, 04/01/22	100	111,375
Shea Homes LP 8.625%, 05/15/19	425	477,062
Standard Pacific Corp. 10.750%, 09/15/16	175	217,000
8.375%, 05/15/18	50	58,875
William Lyon Homes, Inc. 8.500%, 11/15/20 144A@	275	299,750

		1,494,437

Home Furnishings — 0.1%
Sealy Mattress Co. 10.875%, 04/15/16 144A@	73	77,198

	Par (000)	Value†

Home Furnishings — (continued)
Tempur-Pedic International, Inc. 6.875%, 12/15/20 144A@	$175	$186,813

		264,011

Household Products & Wares — 1.2%
Central Garden & Pet Co. 8.250%, 03/01/18	150	154,500
Mead Products LLC 6.750%, 04/30/20 144A@	200	213,500
Reynolds Group Issuer, Inc. 9.000%, 04/15/19	850	898,875
9.875%, 08/15/19	225	246,656
5.750%, 10/15/20	100	101,875
Spectrum Brands Escrow Corp. 6.375%, 11/15/20 144A@	100	107,375
6.625%, 11/15/22 144A@	100	108,500
The Scotts Miracle-Gro Co. 7.250%, 01/15/18	100	106,500
The Sun Products Corp. 7.750%, 03/15/21 144A@	225	226,688

		2,164,469

Housewares — 0.4%
Bormioli Rocco Holdings S.A. 10.000%, 08/01/18 144A@	475	621,058
RSI Home Products, Inc. 6.875%, 03/01/18 144A@	200	203,000

		824,058

Insurance — 0.5%
A-S Co-Issuer Subsidiary, Inc. 7.875%, 12/15/20 144A@	150	154,125
CNO Financial Group, Inc. 6.375%, 10/01/20 144A@	250	265,937
Hub International Ltd. 8.125%, 10/15/18 144A@	250	263,125
Onex USI Aquisition Corp. 7.750%, 01/15/21 144A@	225	225,563

		908,750

Internet — 0.7%
Cerved Technologies SpA 6.375%, 01/15/20 144A@	100	126,288
Equinix, Inc. 7.000%, 07/15/21	300	333,000
5.375%, 04/01/23	325	329,063
Netflix, Inc. 5.375%, 02/01/21144A@	475	471,437

		1,259,788

Iron & Steel — 2.1%
AK Steel Corp. 7.625%, 05/15/20	200	175,000
ArcelorMittal 6.125%, 06/01/18	500	540,000
10.350%, 06/01/19	275	347,269
5.750%, 08/05/20	150	158,250
6.000%, 03/01/21	275	289,124
6.750%, 02/25/22	150	163,930

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Iron & Steel — (continued)
Essar Steel Algoma, Inc. 9.875%, 06/15/15 144A@	$175	$142,188
Ryerson, Inc. 9.000%, 10/15/17 144A@	600	655,500
11.250%, 10/15/18 144A@	900	933,750
Steel Dynamics, Inc. 6.125%, 08/15/19 144A@	150	162,000
United States Steel Corp. 6.875%, 04/01/21	275	282,562

		3,849,573

Leisure Time — 0.4%
Cirsa Funding Luxembourg S.A. 8.750%, 05/15/18 144A@	200	250,602
Easton-Bell Sports, Inc. 9.750%, 12/01/16	50	53,876
NCL Corp. Ltd. 5.000%, 02/15/18 144A@	125	127,344
Royal Caribbean Cruises Ltd. 5.250%, 11/15/22	325	329,062

		760,884

Lodging — 2.0%
Boyd Acquisition Sub LLC 8.375%, 02/15/18 144A@	200	211,500
Boyd Gaming Corp. 9.000%, 07/01/20 144A@	325	338,000
Caesars Entertainment Operating Co., Inc. 5.625%, 06/01/15	75	69,000
Caesars Operating Escrow LLC 9.000%, 02/15/20 144A@	75	75,469
9.000%, 02/15/20 144A@	125	125,781
Choice Hotels International, Inc. 5.750%, 07/01/22	150	166,500
CityCenter Holdings LLC 10.750%, 01/15/17	200	221,000
Downstream Development Authority 10.500%, 07/01/19 144A@	150	166,500
MCE Finance Ltd. 5.000%, 02/15/21 144A@	200	202,000
MGM Resorts International 6.750%, 10/01/20 144A@	700	742,000
6.625%, 12/15/21	925	970,094
Station Casinos LLC 7.500%, 03/01/21 144A@	375	385,312

		3,673,156

Machinery — Construction & Mining — 0.4%
Terex Corp. 6.500%, 04/01/20	125	133,281
6.000%, 05/15/21	525	552,563

		685,844

Machinery - Diversified — 0.6%
Case New Holland, Inc. 7.875%, 12/01/17	250	292,500
Columbus McKinnon Corp. 7.875%, 02/01/19	275	294,250

	Par (000)	Value†

Machinery - Diversified — (continued)
Loxam SAS 7.375%, 01/24/20 144A@	$100	$131,230
The Manitowoc Co., Inc. 8.500%, 11/01/20	125	141,250
5.875%, 10/15/22	225	236,250

		1,095,480

Media — 7.6%
AMC Networks, Inc. 4.750%, 12/15/22	425	422,875
Arqiva Broadcast Finance PLC 9.500%, 03/31/20 144A@	150	235,896
Cablevision Systems Corp. 8.625%, 09/15/17	125	145,625
CCO Holdings LLC 6.625%, 01/31/22	650	697,125
5.125%, 02/15/23	625	606,250
Central European Media Enterprises Ltd. 11.625%, 09/15/16 144A@	450	597,024
Cequel Communications Holdings I LLC 8.625%, 11/15/17 144A@	575	614,531
6.375%, 09/15/20 144A@	775	804,062
Clear Channel Communications, Inc. 4.900%, 05/15/15	375	347,812
7.250%, 10/15/27	100	54,000
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20	75	77,531
7.625%, 03/15/20	350	365,312
CSC Holdings LLC 6.750%, 11/15/21	150	168,188
Cyfrowy Polsat Finance AB 7.125%, 05/20/18 144A@	100	138,761
DISH DBS Corp. 7.875%, 09/01/19	200	237,000
6.750%, 06/01/21	250	277,500
5.875%, 07/15/22	600	629,250
DISH DBS Corp. 5.000%, 03/15/23 144A@	525	516,469
ION Media Networks, Inc.¤~ 11.000%, 07/31/13	1	0
LIN Television Corp. 8.375%, 04/15/18	275	299,406
McGraw-Hill Global Education Holdings LLC 9.750%, 04/01/21 144A@	275	272,250
Mediacom Broadband LLC 6.375%, 04/01/23 144A@	250	259,375
MPL 2 Acquisition Canco, Inc. 9.875%, 08/15/18 144A@	200	201,500
Nara Cable Funding Ltd. 8.875%, 12/01/18 144A@	200	209,500
8.875%, 12/01/18 144A@	200	206,500
Nexstar Broadcasting, Inc. 8.875%, 04/15/17	125	137,500

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — (continued)
Polish Television Holding BV STEP 11.250%, 05/15/17 144A@	$275	$378,948
Sinclair Television Group, Inc. 6.125%, 10/01/22 144A@	300	314,250
Sirius XM Radio, Inc. 8.750%, 04/01/15 144A@	500	556,250
Starz LLC / Starz Finance Corp. 5.000%, 09/15/19	250	257,500
Truven Health Analytics, Inc. 10.625%, 06/01/20 144A@	125	142,500
TVN Finance Corp. II AB 10.750%, 11/15/17 144A@	50	69,541
Unitymedia Hessen GmbH & Co. KG 7.500%, 03/15/19 144A@	125	174,252
Unitymedia KabelBW GmbH 9.625%, 12/01/19 144A@	150	213,929
9.500%, 03/15/21 144A@	300	439,355
Univision Communications, Inc. 6.875%, 05/15/19 144A@	175	187,250
7.875%, 11/01/20 144A@	950	1,045,000
8.500%, 05/15/21 144A@	850	918,000
6.750%, 09/15/22 144A@	325	351,000
Videotron Ltd. 6.875%, 07/15/21 144A@	325	353,522
WideOpenWest Finance LLC 10.250%, 07/15/19 144A@	250	278,125

		14,200,664

Metal Fabricate/Hardware — 0.3%
JMC Steel Group, Inc. 8.250%, 03/15/18 144A@	300	318,000
Severstal Columbus LLC 10.250%, 02/15/18	275	297,688

		615,688

Mining — 0.8%
Aleris International, Inc. 7.875%, 11/01/20	225	239,625
ALROSA Finance SA 7.750%, 11/03/20 144A@	225	263,464
Eldorado Gold Corp. 6.125%, 12/15/20 144A@	600	622,500
FMG Resources August 2006 Pty Ltd. 7.000%, 11/01/15 144A@	150	157,125
Novelis, Inc. 8.750%, 12/15/20	175	197,312

		1,480,026

Miscellaneous Manufacturing — 0.3%
Amsted Industries, Inc. 8.125%, 03/15/18 144A@	225	241,875
Koppers, Inc. 7.875%, 12/01/19	125	137,500

	Par (000)	Value†

Miscellaneous Manufacturing — (continued)
Trinseo Materials Operating SCA 8.750%, 02/01/19 144A@	$250	$247,500

		626,875

Office & Business Equipment — 0.9%
CDW LLC 12.535%, 10/12/17	765	821,419
8.000%, 12/15/18	25	27,875
8.500%, 04/01/19	750	837,187

		1,686,481

Oil & Gas — 6.8%
Antero Resources Finance Corp. 7.250%, 08/01/19	625	677,344
6.000%, 12/01/20 144A@	675	705,375
Atwood Oceanics, Inc. 6.500%, 02/01/20	150	163,125
Berry Petroleum Co. 6.375%, 09/15/22	525	557,812
Bill Barrett Corp. 7.625%, 10/01/19	650	690,625
7.000%, 10/15/22	500	523,750
Carrizo Oil & Gas, Inc. 7.500%, 09/15/20	300	320,250
Chesapeake Energy Corp. 3.250%, 03/15/16	150	151,688
5.375%, 06/15/21	175	175,656
5.750%, 03/15/23	175	177,406
Chesapeake Oilfield Operating LLC 6.625%, 11/15/19 144A@	150	154,500
Clayton Williams Energy, Inc. 7.750%, 04/01/19	525	528,281
Comstock Resources, Inc. 7.750%, 04/01/19	50	52,750
Concho Resources, Inc. 7.000%, 01/15/21	150	165,000
5.500%, 04/01/23	275	285,312
Continental Resources, Inc. 5.000%, 09/15/22	250	265,625
EPL Oil & Gas, Inc. 8.250%, 02/15/18	75	79,688
8.250%, 02/15/18 144A@	175	185,500
Laredo Petroleum, Inc. 9.500%, 02/15/19	75	84,750
7.375%, 05/01/22	300	328,500
Newfield Exploration Co. 5.750%, 01/30/22	325	347,750
Offshore Group Investment Ltd. 7.125%, 04/01/23 144A@	225	230,063
Pacific Rubiales Energy Corp. 5.125%, 03/28/23 144A@	120	121,080
Parker Drilling Co. 9.125%, 04/01/18	375	408,750
PBF Holding Co. LLC 8.250%, 02/15/20 144A@	200	220,000
PDC Energy, Inc. 7.750%, 10/15/22 144A@	625	662,500

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Precision Drilling Corp. 6.625%, 11/15/20	$275	$293,562
6.500%, 12/15/21	75	80,063
QEP Resources, Inc. 5.250%, 05/01/23	875	896,875
Range Resources Corp. 5.000%, 08/15/22	100	102,000
5.000%, 03/15/23 144A@	275	281,187
SandRidge Energy, Inc. 7.500%, 03/15/21	150	156,000
7.500%, 02/15/23	175	181,563
SM Energy Co. 6.625%, 02/15/19	250	268,125
6.500%, 11/15/21	150	163,875
6.500%, 01/01/23	225	246,375
Swift Energy Co. 8.875%, 01/15/20	225	244,406
7.875%, 03/01/22	500	522,500
7.875%, 03/01/22 144A@	175	182,875
Western Refining, Inc. 6.250%, 04/01/21 144A@	275	281,188
WPX Energy, Inc. 6.000%, 01/15/22	475	497,562

		12,661,236

Oil & Gas Services — 0.9%
Exterran Partners LP 6.000%, 04/01/21 144A@	225	224,156
Global Geophysical Services, Inc. 10.500%, 05/01/17	100	86,750
Key Energy Services, Inc. 6.750%, 03/01/21	175	182,438
Petroleum Geo-Services ASA 7.375%, 12/15/18 144A@	500	547,500
SESI LLC 6.375%, 05/01/19	350	376,250
7.125%, 12/15/21	300	335,625

		1,752,719

Packaging and Containers — 2.0%
AEP Industries, Inc. 8.250%, 04/15/19	150	163,125
ARD Finance S.A. 11.125%, 06/01/18 144A@	211	230,126
Ardagh Packaging Finance PLC 9.250%, 10/15/20 144A@	450	622,981
7.000%, 11/15/20 144A@	250	256,875
Ball Corp. 7.375%, 09/01/19	100	110,750
BWAY Holding Co. 10.000%, 06/15/18	150	168,000
Consolidated Container Co. LLC 10.125%, 07/15/20 144A@	200	219,000
Crown Americas LLC 4.500%, 01/15/23 144A@	225	218,250
Exopack Holding Corp. 10.000%, 06/01/18	200	199,000

	Par (000)	Value†

Packaging and Containers — (continued)
Graphic Packaging International, Inc.
9.500%, 06/15/17	$175	$185,938
7.875%, 10/01/18	200	220,500
4.750%, 04/15/21	175	177,188
Plastipak Holdings, Inc. 10.625%, 08/15/19 144A@	125	143,125
Rexam PLC• 6.750%, 06/29/67	350	466,420
Rock Tenn Co. 4.450%, 03/01/19	60	65,136
4.900%, 03/01/22	40	43,270
Tekni-Plex, Inc. 9.750%, 06/01/19 144A@	200	221,000

		3,710,684

Pharmaceuticals — 0.4%
Capsugel Finance Co. SCA 9.875%, 08/01/19 144A@	200	288,417
Sky Growth Acquisition Corp. 7.375%, 10/15/20 144A@	100	105,750
Valeant Pharmaceuticals International 6.375%, 10/15/20 144A@	75	79,078
VPI Escrow Corp. 6.375%, 10/15/20 144A@	275	289,782

		763,027

Pipelines — 1.4%
Crosstex Energy LP 8.875%, 02/15/18	125	135,313
Crosstex Energy LP 7.125%, 06/01/22 144A@	150	159,000
El Paso Corp. 8.250%, 02/15/16	100	110,669
6.500%, 09/15/20	25	27,620
7.800%, 08/01/31	100	111,158
7.750%, 01/15/32	325	363,726
Inergy Midstream LP 6.000%, 12/15/20 144A@	100	104,000
Kinder Morgan Finance Co. LLC 6.000%, 01/15/18 144A@	150	165,993
Markwest Energy Partners LP 4.500%, 07/15/23	475	464,906
Regency Energy Partners LP 6.875%, 12/01/18	175	190,750
5.500%, 04/15/23	175	187,250
Rockies Express Pipeline LLC 6.850%, 07/15/18 144A@	25	25,563
Rockies Express Pipeline LLC 6.000%, 01/15/19 144A@	350	343,000
Targa Resources Partners LP 6.375%, 08/01/22	225	245,812

		2,634,760

Real Estate — 0.7%
CBRE Services, Inc. 11.625%, 06/15/17	125	134,531
5.000%, 03/15/23	475	480,344

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Real Estate — (continued)
iStar Financial, Inc. 7.125%, 02/15/18	$125	$130,937
MPT Operating Partnership LP 6.875%, 05/01/21	225	244,125
6.375%, 02/15/22	125	134,375
Realogy Group LLC 9.000%, 01/15/20 144A@	100	116,250
Reckson Operating Partnership LP 6.000%, 03/31/16	75	82,178

		1,322,740

Retail — 4.9%
99 Cents Only Stores 11.000%, 12/15/19	225	258,187
Academy Ltd. 9.250%, 08/01/19 144A@	475	535,562
AmeriGas Finance LLC 7.000%, 05/20/22	225	244,688
Best Buy Co., Inc. 3.750%, 03/15/16	150	150,000
CDR DB Sub, Inc. 7.750%, 10/15/20 144A@	275	282,562
CKE Restaurants, Inc. 11.375%, 07/15/18	243	281,880
Claire’s Stores, Inc. 9.625%, 06/01/15	129	130,019
9.000%, 03/15/19 144A@	500	565,000
Claire’s Stores, Inc. 6.125%, 03/15/20 144A@	150	153,750
Coinstar, Inc. 6.000%, 03/15/19 144A@	200	204,500
Ferrellgas LP 6.500%, 05/01/21	550	567,875
Fiesta Restaurant Group, Inc. 8.875%, 08/15/16	200	217,000
JC Penney Corp., Inc. 7.650%, 08/15/16	175	167,563
Jo-Ann Stores Holdings, Inc. PIK 9.750%, 10/15/19 144A@	325	341,250
Jo-Ann Stores, Inc. 8.125%, 03/15/19 144A@	300	313,500
New Academy Finance Co. LLC PIK 8.000%, 06/15/18 144A@	400	414,000
Party City Holdings, Inc. 8.875%, 08/01/20 144A@	350	384,125
Penske Automotive Group, Inc. 5.750%, 10/01/22 144A@	200	208,500
PVH Corp. 4.500%, 12/15/22	250	246,250
QVC, Inc. 7.125%, 04/15/17 144A @	250	258,907
7.500%, 10/01/19 144A@	225	248,661
RadioShack Corp. 2.500%, 08/01/13 144A@	175	170,625
6.750%, 05/15/19	125	90,625

	Par (000)	Value†

Retail — (continued)
Rite Aid Corp.
9.250%, 03/15/20	$850	$959,437
7.700%, 02/15/27	350	339,500
Sonic Automotive, Inc. 7.000%, 07/15/22	150	165,563
Suburban Propane Partners LP 7.375%, 03/15/20	50	54,000
7.375%, 08/01/21	100	110,250
The Pantry, Inc. 8.375%, 08/01/20 144A@	175	187,688
Wok Acquisition Corp. 10.250%, 06/30/20 144A@	800	856,000

		9,107,467

Semiconductors — 0.5%
MEMC Electronic Materials, Inc. 7.750%, 04/01/19	675	624,375
Sensata Technologies BV 6.500%, 05/15/19 144A@	300	323,250

		947,625

Software — 2.4%
Epicor Software Corp. 8.625%, 05/01/19	225	243,563
Fidelity National Information Services, Inc. 7.625%, 07/15/17	75	80,250
7.875%, 07/15/20	150	169,125
First Data Corp. 7.375%, 06/15/19 144A@	450	478,687
8.875%, 08/15/20 144A@	275	307,313
6.750%, 11/01/20 144A@	325	338,812
11.250%, 01/15/21 144A@	775	806,000
12.625%, 01/15/21	975	1,056,656
Infor U.S., Inc. 11.500%, 07/15/18	100	117,500
9.375%, 04/01/19	300	340,125
MedAssets, Inc. 8.000%, 11/15/18	325	355,062
Nuance Communications, Inc. 5.375%, 08/15/20 144A@	225	227,813

		4,520,906

Storage & Warehousing — 0.2%
Algeco Scotsman Global Finance PLC 8.500%, 10/15/18 144A@	425	455,813

Telecommunications — 10.3%
Altice Financing S.A. 7.875%, 12/15/19 144A@	200	218,080
Altice Finco S.A. 9.875%, 12/15/20 144A@	400	448,000
CenturyLink, Inc. 5.625%, 04/01/20	275	281,187
Clearwire Communications LLC 12.000%, 12/01/17 144A@	225	263,250
CommScope, Inc. 8.250%, 01/15/19 144A@	550	596,750

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
Cricket Communications, Inc. 7.750%, 10/15/20	$400	$399,000
Crown Castle International Corp. 5.250%, 01/15/23	500	508,750
Digicel Group Ltd. 10.500%, 04/15/18 144A@	200	222,500
8.250%, 09/30/20 144A@	400	424,000
Digicel Ltd. 6.000%, 04/15/21 144A@	200	199,000
Earthlink, Inc. 8.875%, 05/15/19	150	151,500
Eileme 1 AB PIK 14.250%, 08/15/20 144A@	229	251,705
GCI, Inc. 6.750%, 06/01/21	125	117,188
Goodman Networks, Inc. 13.125%, 07/01/18 144A@	225	249,750
GTP Acquisition Partners I LLC 7.628%, 06/15/16 144A@	250	277,809
Hughes Satellite Systems Corp. 6.500%, 06/15/19	350	384,125
7.625%, 06/15/21	325	371,719
Intelsat Jackson Holdings S.A. 7.250%, 10/15/20	225	247,219
Intelsat Luxembourg S.A. 11.250%, 02/04/17	325	346,125
Intelsat Luxembourg S.A. 6.750%, 06/01/18 144A@	100	103,000
7.750%, 06/01/21 144A@	400	407,000
8.125%, 06/01/23 144A@	200	203,250
Level 3 Communications, Inc. 11.875%, 02/01/19	225	263,812
8.875%, 06/01/19 144A@	100	109,250
Level 3 Financing, Inc. 9.375%, 04/01/19	475	532,570
7.000%, 06/01/20 144A @	125	130,938
8.625%, 07/15/20	250	278,750
Matterhorn Midco & Cy SCA 7.750%, 02/15/20 144A@	325	425,560
MetroPCS Wireless, Inc. 6.250%, 04/01/21 144A@	450	457,875
Mobile Challenger Intermediate Group SA PIK 8.750%, 03/15/19 144A@	150	159,986
NII Capital Corp. 10.000%, 08/15/16	275	246,812
8.875%, 12/15/19	275	206,938
7.625%, 04/01/21	450	324,000
PAETEC Holding Corp. 9.875%, 12/01/18	150	172,125
Sable International Finance Ltd. 7.750%, 02/15/17 144A@	150	159,375
8.750%, 02/01/20 144A@	200	226,000
SBA Telecommunications, Inc. 8.250%, 08/15/19	70	77,175

	Par (000)	Value†

Telecommunications — (continued)
Sprint Capital Corp. 6.875%, 11/15/28	$1,050	$1,073,625
8.750%, 03/15/32	300	357,750
Sprint Nextel Corp. 9.125%, 03/01/17	400	473,000
9.000%, 11/15/18 144A@	1,025	1,267,156
11.500%, 11/15/21	200	280,000
6.000%, 11/15/22	400	411,000
Syniverse Holdings, Inc. 9.125%, 01/15/19	300	329,250
Telenet Finance V Luxembourg SCA 6.250%, 08/15/22 144A@	200	261,498
Telesat Canada 12.500%, 11/01/17	400	428,000
tw Telecom Holdings, Inc. 5.375%, 10/01/22	150	156,375
UPC Holding BV 8.375%, 08/15/20 144A@	125	175,390
6.750%, 03/15/23 144A@	200	211,208
UPCB Finance V Ltd. 7.250%, 11/15/21 144A@	150	165,750
UPCB Finance VI Ltd. 6.875%, 01/15/22 144A@	225	244,687
VimpelCom Holdings BV 5.200%, 02/13/19 144A@	200	200,800
7.504%, 03/01/22 144A@	450	500,760
West Corp. 8.625%, 10/01/18	475	515,375
7.875%, 01/15/19	175	186,375
Wind Acquisition Finance S.A. 11.750%, 07/15/17 144A@	775	821,500
7.250%, 02/15/18 144A@	200	207,750
7.250%, 02/15/18 144A@	275	286,344
Windstream Corp. 8.125%, 08/01/13	25	25,500
7.875%, 11/01/17	300	342,750

		19,363,916

Transportation — 0.7%
Florida East Coast Holdings Corp. PIK 10.500%, 08/01/17	135	140,925
Florida East Coast Railway Corp. 8.125%, 02/01/17	325	348,563
gategroup Finance (Luxembourg) S.A. 6.750%, 03/01/19 144A@	100	128,826
Kansas City Southern de Mexico S.A. de CV 8.000%, 02/01/18	225	245,813
6.625%, 12/15/20	100	113,500
6.125%, 06/15/21	125	141,250
Watco Cos. LLC 6.375%, 04/01/23 144A@	175	180,031

		1,298,908

Trucking and Leasing — 0.1%
Maxim Crane Works LP 12.250%, 04/15/15 144A@	125	130,938

TOTAL CORPORATE BONDS (Cost $161,747,383)		170,212,913

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
LOAN AGREEMENTS — 3.6%‡
Auto Manufacturers — 0.2%
Navistar, Inc. 7.000%, 08/17/17	$125	$126,406
7.000%, 08/17/17	200	201,445

		327,851

Chemicals — 0.3%
Ineos US Finance LLC• 6.500%, 05/04/18	495	502,776

Computers — 0.1%
CompuCom Systems, Inc. 6.500%, 10/04/18	100	101,620

Diversified Financial Services — 0.2%
Nuveen Investments, Inc.• 8.250%, 02/28/19	425	434,299

Entertainment — 0.2%
Peninsula Gaming LLC 5.750%, 11/20/17	399	405,484

Insurance — 0.2%
Asurion LLC 4.500%, 05/24/19	374	377,758

Lodging — 0.3%
Caesars Entertainment Operating Co., Inc.• 9.500%, 10/31/16	495	504,773

Media — 0.4%
Clear Channel Communications, Inc.• 3.854%, 01/29/16	325	287,869
WideOpenWest Finance LLC 6.250%, 04/18/18	374	377,617
6.250%, 07/17/18•	48	48,346

		713,832

Oil & Gas — 0.1%
Samson Investment Co. 6.000%, 09/25/18	250	252,813

Oil & Gas Services — 0.2%
FTS International, Inc.• 8.500%, 05/06/16	375	356,198

Retail — 0.3%
PF Changs China Bistro 5.250%, 06/22/19	498	504,962

Software — 0.6%
First Data Corp.• 5.204%, 03/24/17	500	503,375
MModal, Inc. 6.750%, 08/16/19	174	167,932

	Par (000)	Value†

Software — (continued)
RP Crown Parent LLC 6.750%, 12/14/20	$549	$558,912

		1,230,219

Telecommunications — 0.5%
Alcatel-Lucent• 7.250%, 01/30/19	200	202,874
Cricket 4.750%, 03/01/20	275	276,444
Syniverse Holdings, Inc.• 5.000%, 04/23/19	496	499,848

		979,166

TOTAL LOAN AGREEMENTS‡ (Cost $6,520,375)		6,691,751

	Number of Shares	Value†
PURCHASE OPTIONS — 0.1%
Call Option — 0.1%
US Air LLC, $15.00, 01/17/15 (Cost $169,585)	438	162,060

SHORT-TERM INVESTMENTS — 3.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	200,526	200,526
T. Rowe Price Reserve Investment Fund	6,014,152	6,014,152

TOTAL SHORT-TERM INVESTMENTS (Cost $6,214,678)		6,214,678

TOTAL INVESTMENTS — 100.0% (Cost $177,794,220)(a)		$187,125,414

‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2013. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at March 31, 2013 is $180,746.
•	Variable Rate Security.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

High Yield Bond Fund

¤	Defaulted Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2013 is $0.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $177,888,241. Net unrealized appreciation was $9,237,173. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $9,956,529 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $719,356.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

High Yield Bond Fund

Country Weightings as of 03/31/2013††
United States	82%
Luxembourg	5
Canada	2
Netherlands	2
United Kingdom	2
Bermuda	1
Ireland	1
Other	5

Total	100%

††	% of total investments as of March 31, 2013

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

High Yield Bond Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$2,374,486	$2,374,486	$—	$—
REAL ESTATE INVESTMENT TRUSTS
Diversified	105,765	105,765	—	—
Healthcare	372,750	—	372,750	—
PREFERRED STOCKS
Auto Manufac- turers	356,402	356,402	—	—
Banks	494,469	494,469	—	—
Media	140,140	—	140,140	—
Packaging and Contai- ners	—	—	—	—
CORPORATE BONDS	170,212,913	—	170,212,913	—
LOAN AGREE- MENTS	6,691,751	—	6,691,751	—
PURCHASED OPTIONS	162,060	162,060	—	—
SHORT-TERM INVEST- MENTS	6,214,678	6,214,678	—	—

TOTAL INVEST- MENTS	$187,125,414	$9,707,860	$177,417,554	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
AGENCY OBLIGATIONS — 4.0%
Federal Home Loan Mortgage Corporation — 1.4%
0.603%, 05/15/39•	$6,529	$6,554,632
0.703%, 06/15/42•	2,326	2,347,008
0.703%, 06/15/42•	3,509	3,535,454
0.583%, 07/15/42•	3,641	3,662,513
0.703%, 07/15/42•	1,915	1,932,263
0.703%, 07/15/42•	2,794	2,834,064
0.703%, 07/15/42•	1,903	1,920,251
0.653%, 08/15/42•	1,521	1,529,791
0.653%, 08/15/42•	5,824	5,870,298
0.703%, 08/15/42•	1,160	1,170,720

		31,356,994

Federal National Mortgage Association — 2.6%
0.604%, 04/25/39•	2,932	2,944,624
0.604%, 08/25/39•	5,656	5,678,022
0.754%, 03/25/42•	1,860	1,887,888
0.604%, 07/25/42•	2,729	2,740,657
0.654%, 07/25/42•	2,550	2,566,678
0.654%, 08/25/42•	2,912	2,945,735
0.704%, 08/25/42•	2,640	2,679,389
0.584%, 09/25/42•	1,519	1,527,528
0.604%, 09/25/42•	3,095	3,114,437
0.654%, 09/25/42•	5,610	5,654,376
0.654%, 09/25/42•	3,226	3,252,215
0.654%, 09/25/42•	909	916,678
0.654%, 09/25/42•	5,114	5,165,688
0.604%, 10/25/42•	5,945	5,976,745
0.604%, 10/25/42•	8,037	8,087,722
0.604%, 10/25/42•	4,588	4,612,848

		59,751,230

TOTAL AGENCY OBLIGATIONS (Cost $90,661,468)		91,108,224

ASSET BACKED SECURITIES — 0.6%
Ally Master Owner Trust• 0.903%, 06/15/17	8,755	8,809,692
Ford Credit Auto Owner Trust 0.580%, 12/15/16	2,195	2,198,929
Honda Auto Receivables Owner Trust 0.560%, 05/15/16	2,135	2,136,736

TOTAL ASSET BACKED SECURITIES (Cost $13,084,881)		13,145,357

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Government National Mortgage Association 0.603%, 07/16/41•	2,705	2,718,898
0.553%, 02/20/42•	2,231	2,239,725
0.603%, 03/16/42•	2,282	2,297,787
0.603%, 04/16/42•	4,244	4,274,045

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,485,464)		11,530,455

	Number of Shares	Value†
COMMON STOCKS — 60.9%
Advertising — 1.1%
Omnicom Group, Inc.	412,500	$24,296,250

Aerospace & Defense — 3.6%
United Technologies Corp.	859,800	80,331,114

Agriculture — 1.5%
Philip Morris International, Inc.	373,300	34,608,643

Auto Manufacturers — 0.3%
General Motors Co.*	240,800	6,699,056

Auto Parts & Equipment — 3.0%
Delphi Automotive PLC	551,300	24,477,720
Johnson Controls, Inc.	367,600	12,891,732
Lear Corp.	252	13,827
TRW Automotive Holdings Corp.*	552,800	30,404,000

		67,787,279

Banks — 4.8%
JPMorgan Chase & Co.	262,300	12,448,758
Northern Trust Corp.	264,200	14,414,752
State Street Corp.	726,400	42,922,976
U.S. Bancorp	1,135,300	38,520,729

		108,307,215

Beverages — 1.4%
PepsiCo, Inc.	392,200	31,026,942

Chemicals — 0.2%
Potash Corp. of Saskatchewan, Inc.	103,000	4,042,750

Computers — 2.3%
Accenture PLC, Class A	145,600	11,061,232
Apple, Inc.	50,300	22,264,289
International Business Machines Corp.	85,500	18,237,150

		51,562,671

Cosmetics & Personal Care — 1.7%
Avon Products, Inc.	277,500	5,752,575
The Procter & Gamble Co.	436,582	33,643,009

		39,395,584

Diversified Financial Services — 3.7%
Invesco Ltd.	1,676,608	48,554,568
TD Ameritrade Holding Corp.	1,643,500	33,888,970

		82,443,538

Electric — 2.3%
NRG Energy, Inc.	180,700	4,786,743
PG&E Corp.	708,900	31,567,317
Xcel Energy, Inc.	547,100	16,248,870

		52,602,930

Electronics — 6.1%
Honeywell International, Inc.	308,400	23,237,940
TE Connectivity Ltd.	886,325	37,163,607
Thermo Fisher Scientific, Inc.	1,008,900	77,170,761

		137,572,308

Food — 2.3%
General Mills, Inc.	466,528	23,004,496
Kellogg Co.	385,100	24,811,993

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Flexibly Managed Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — (continued)
Nestle S.A.*	43,335	$3,136,354

		50,952,843

Healthcare Products — 0.6%
DENTSPLY International, Inc.	183,000	7,762,860
Henry Schein, Inc.*	60,578	5,606,494

		13,369,354

Healthcare Services — 1.8%
Laboratory Corp. of America Holdings*	89,800	8,099,960
UnitedHealth Group, Inc.	561,100	32,100,531

		40,200,491

Insurance — 2.1%
Marsh & McLennan Cos., Inc.	894,900	33,979,353
XL Group PLC	472,100	14,304,630

		48,283,983

Internet — 1.5%
Google, Inc., Class A*	42,100	33,428,663

Media — 0.9%
The McGraw-Hill Cos., Inc.	113,300	5,900,664
The Walt Disney Co.*	272,500	15,478,000

		21,378,664

Miscellaneous Manufacturing — 3.5%
Actuant Corp., Class A	48,278	1,478,272
Danaher Corp.	1,256,578	78,096,323

		79,574,595

Oil & Gas — 2.1%
Anadarko Petroleum Corp.	93,700	8,194,065
Apache Corp.	130,600	10,077,096
Chevron Corp.	50,700	6,024,174
Exxon Mobil Corp.	172,800	15,571,008
Range Resources Corp.	87,500	7,091,000

		46,957,343

Packaging and Containers — 0.3%
Crown Holdings, Inc.*	186,600	7,764,426

Pharmaceuticals — 3.0%
AmerisourceBergen Corp.	131,600	6,770,820
McKesson Corp.	85,800	9,262,968
Pfizer, Inc.	1,725,508	49,798,161
Zoetis, Inc.*	34,300	1,145,620

		66,977,569

Pipelines — 1.3%
The Williams Cos., Inc.	766,070	28,696,982

Retail — 4.0%
AutoZone, Inc.*	78,200	31,027,414
Dollar General Corp.*	345,300	17,465,274
Dollar Tree, Inc.*	148,700	7,201,541
Kohl’s Corp.	111,300	5,134,269
Lowe’s Cos., Inc.	800,200	30,343,584

		91,172,082

Semiconductors — 1.9%
Texas Instruments, Inc.	1,205,500	42,771,140

	Number of Shares	Value†

Software — 3.4%
Fiserv, Inc.*	610,700	$53,637,781
Microsoft Corp.	154,300	4,414,523
Oracle Corp.	567,000	18,336,780

		76,389,084

Telecommunications — 0.2%
Cisco Systems, Inc.	177,500	3,711,525

TOTAL COMMON STOCKS (Cost $1,029,965,170)		1,372,305,024

PREFERRED STOCKS — 1.5%
Auto Manufacturers — 0.3%
General Motors Co. CONV.	163,000	6,999,220

Banks — 0.2%
U.S. Bancorp Series F	71,000	2,120,060
U.S. Bancorp Series G	90,000	2,505,600

		4,625,660

Diversified Financial Services — 0.4%
AMG Capital Trust I CONV	161,100	9,847,237

Electric — 0.5%
PPL Corp.	163,200	9,098,400
SCE Trust I	70,000	1,840,300

		10,938,700

Food — 0.1%
Heinz Finance Co. (H.J.) CONV 144A@^	17	1,739,313

TOTAL PREFERRED STOCKS (Cost $31,692,502)		34,150,130

	Par (000)	Value†
CORPORATE BONDS — 12.5%
Advertising — 0.1%
Lamar Media Corp. 9.750%, 04/01/14	$2,730	2,941,575

Aerospace & Defense — 0.2%
United Technologies Corp.• 0.787%, 06/01/15	4,725	4,771,248

Agriculture — 0.0%
Reynolds American, Inc. 1.050%, 10/30/15	300	300,106

Airlines — 1.0%
American Airlines Pass Through Trust 2009-1A 10.375%, 07/02/19	360	375,850
Continental Airlines 2009-1 Class A Pass Through Trust 9.000%, 07/08/16	830	959,832
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 11/10/19	719	839,194

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — (continued)
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/24	$2,210	$2,312,212
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 04/11/20	465	488,250
Continental Airlines, Inc. 4.500%, 01/15/15	6,074	10,872,460
Continental Airlines, Inc. 6.750%, 09/15/15 144A@	890	932,275
Delta Air Lines 2011-1, Pass Through Trust 5.300%, 04/15/19	619	685,154
Delta Air Lines, Inc. 7.750%, 12/17/19	683	788,385
US Airways 2010-1 Class A, Pass Through Trust 6.250%, 04/22/23	2,231	2,476,203
US Airways 2010-1 Class B, Pass Through Trust 8.500%, 04/22/17^	307	329,419
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/25	295	308,275
US Airways 2012-2 Class B Pass Through Trust 6.750%, 06/03/21	545	580,425

		21,947,934

Auto Parts & Equipment — 0.3%
Delphi Corp. 5.875%, 05/15/19	3,850	4,158,000
Schaeffler Finance BV
7.750%, 02/15/17 144A@	1,250	1,407,813
8.500%, 02/15/19 144A@	1,425	1,620,937

		7,186,750

Banks — 0.3%
CIT Group, Inc., 5.250%, 04/01/14^ 144A@	475	493,406
KFW 0.500%, 04/19/16	6,658	6,649,245
Regions Bank 7.500%, 05/15/18	90	110,475
Synovus Financial Corp. 5.125%, 06/15/17	105	105,263

		7,358,389

Beverages — 0.7%
Anheuser-Busch Inbev Finance, Inc. 0.800%, 01/15/16	5,500	5,503,921
Heineken NV 0.800%, 10/01/15^ 144A@	1,515	1,515,150
PepsiCo, Inc.
0.497%, 02/26/16•	4,440	4,442,602
0.700%, 02/26/16	2,100	2,100,359
The Coca-Cola Co.• 0.264%, 03/05/15	3,000	3,001,137

		16,563,169

	Par (000)	Value†

Coal — 0.0%
Peabody Energy Corp. CONV 4.750%, 12/15/41	$239	$194,785

Diversified Financial Services — 2.9%
American Honda Finance Corp. 0.378%, 08/02/13 144A@^•	1,935	1,935,542
0.430%, 04/08/14 144A@^•	900	899,878
1.000%, 08/11/15 144A@^	2,585	2,594,259
Caterpillar Financial Services Corp. 0.700%, 11/06/15	1,585	1,586,381
0.527%, 02/26/16•	1,590	1,591,390
CNH Capital LLC 6.250%, 11/01/16	700	773,500
E*TRADE Financial Corp. 6.750%, 06/01/16	275	296,312
6.000%, 11/15/17	575	601,594
6.375%, 11/15/19	2,350	2,485,125
Ford Motor Credit Co. LLC 7.000%, 10/01/13	2,000	2,059,454
8.000%, 06/01/14	2,100	2,259,115
3.875%, 01/15/15	4,530	4,709,234
2.750%, 05/15/15	2,300	2,347,757
2.500%, 01/15/16	2,190	2,232,363
4.250%, 02/03/17	1,340	1,434,044
6.625%, 08/15/17	1,675	1,953,417
5.000%, 05/15/18	1,800	1,982,538
International Lease Finance Corp. 6.500%, 09/01/14 144A@	8,130	8,658,450
Janus Capital Group, Inc. STEP 6.700%, 06/15/17	1,850	2,117,728
John Deere Capital Corp. 0.405%, 10/08/14•	3,845	3,848,549
0.404%, 01/12/15•	4,475	4,475,765
0.700%, 09/04/15	1,800	1,802,329
0.750%, 01/22/16	1,845	1,850,421
Legg Mason, Inc. 5.500%, 05/21/19	4,160	4,513,862
PACCAR Financial Corp.• 0.563%, 02/08/16	480	480,410
Toyota Motor Credit Corp.• 0.369%, 08/22/14	2,100	2,101,474
0.472%, 01/23/15	2,305	2,305,023
0.430%, 03/10/15	2,250	2,252,158

		66,148,072

Electric — 0.4%
Calpine Construction Finance Co. LP 8.000%, 06/01/16 144A@	2,800	2,936,500
Calpine Corp. 7.500%, 02/15/21 144A@	1,145	1,256,638
CMS Energy Corp. 6.550%, 07/17/17	895	1,069,479
8.750%, 06/15/19	415	560,106
Florida Power Corp 0.650%, 11/15/15	1,695	1,695,175

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — (continued)
Otter Tail Corp. 9.000%, 12/15/16^	$890	$1,039,075

		8,556,973

Food — 0.3%
Campbell Soup Co. 0.599%, 08/01/14•	2,630	2,636,980
General Mills, Inc.
0.601%, 01/29/16•	1,975	1,976,687
0.875%, 01/29/16	820	822,764
Kellogg Co. 0.522%, 02/13/15•	2,080	2,082,718

		7,519,149

Healthcare Services — 0.1%
Fresenius Medical Care U.S. Finance II, Inc. 5.625%, 07/31/19 144A@	750	823,125
5.875%, 01/31/22 144A@	425	474,406

		1,297,531

Internet — 0.2%
Amazon.Com, Inc. 0.650%, 11/27/15	3,950	3,945,232

Media — 0.6%
CCO Holdings LLC 7.250%, 10/30/17	850	916,937
NBCuniversal Enterprise, Inc. 0.817%, 04/15/16 144A@•^	2,655	2,653,171
0.965%, 04/15/18 144A@•^	1,140	1,136,373
The Walt Disney Co. 0.280%, 02/11/15•	4,135	4,132,738
0.450%, 12/01/15	1,475	1,473,597
Unitymedia Hessen GmbH & Co. KG 8.125%, 12/01/17 144A @^	664	913,963
7.500%, 03/15/19 144A @	860	1,198,854
7.500%, 03/15/19 144A @^	575	628,906

		13,054,539

Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp. 0.700%, 12/20/15	1,775	1,778,527

Oil & Gas — 1.9%
Concho Resources, Inc. 5.500%, 10/01/22	2,175	2,262,000
5.500%, 04/01/23	3,225	3,345,937
EP Energy LLC / Everest Acquisition Finance, Inc. 6.875%, 05/01/19	975	1,067,625
EQT Corp. 6.500%, 04/01/18	1,620	1,876,697
8.125%, 06/01/19	1,754	2,177,431
4.875%, 11/15/21	8,005	8,481,602
Laredo Petroleum, Inc. 9.500%, 02/15/19	850	960,500
7.375%, 05/01/22	500	547,500
Marathon Oil Corp. 0.900%, 11/01/15	395	394,037

	Par (000)	Value†

Oil & Gas — (continued)
QEP Resources, Inc. 6.800%, 03/01/20	$265	$293,488
Range Resources Corp. 8.000%, 05/15/19	1,200	1,314,000
5.750%, 06/01/21	1,250	1,340,625
5.000%, 08/15/22	5,775	5,890,500
Range Resources Corp. 5.000%, 03/15/23 144A@	2,600	2,658,500
Shell International Finance BV 0.625%, 12/04/15	3,100	3,111,411
SM Energy Co. 6.500%, 01/01/23	1,200	1,314,000
Total Capital Canada Ltd. 0.683%, 01/15/16•	3,550	3,565,730
Total Capital International SA 0.750%, 01/25/16	2,775	2,781,632

		43,383,215

Packaging and Containers — 0.2%
Ball Corp. 7.375%, 09/01/19	1,250	1,384,375
Rexam PLC 6.750%, 06/29/67•	1,700	2,265,468

		3,649,843

Pharmaceuticals — 0.1%
Takeda Pharmaceutical Co. Ltd. 1.031%, 03/17/15 144A@^	1,820	1,835,723
Zoetis, Inc. 1.150%, 02/01/16 144A@^	795	797,118
1.875%, 02/01/18 144A@^	525	528,385

		3,161,226

Pipelines — 0.2%
Oneok Partners LP 2.000%, 10/01/17	830	838,751
TransCanada PipeLines Ltd. 0.750%, 01/15/16	3,050	3,046,306

		3,885,057

Real Estate — 0.1%
Host Hotels & Resorts LP 6.750%, 06/01/16	170	173,188
5.875%, 06/15/19	1,800	1,977,750

		2,150,938

Real Estate Investment Trusts — 0.0%
American Tower Corp. 4.625%, 04/01/15	200	213,271

Retail — 0.3%
Costco Wholesale Corp. 0.650%, 12/07/15	2,605	2,608,728
Dollar General Corp. 4.125%, 07/15/17	805	864,369
Walgreen Co. 0.780%, 03/13/14•	1,840	1,844,940
1.000%, 03/13/15	1,840	1,843,678

		7,161,715

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Semiconductors — 0.3%
Xilinx, Inc. CONV 3.125%, 03/15/37	$4,265	$5,717,766

Software — 0.1%
Autodesk, Inc. 1.950%, 12/15/17	1,760	1,743,153

Telecommunications — 2.1%
AT&T, Inc. 0.800%, 12/01/15	4,435	4,426,148
0.677%, 02/12/16•	5,400	5,422,291
0.900%, 02/12/16	2,200	2,198,508
British Telecommunications PLC 1.405%, 12/20/13•	1,630	1,642,763
2.000%, 06/22/15	1,110	1,135,629
Cricket Communications, Inc. 7.750%, 10/15/20	1,470	1,466,325
Crown Castle International Corp. 7.125%, 11/01/19	2,840	3,102,700
Matterhorn Mobile SA 5.399%, 05/15/19 144A@•^	375	400,163
6.750%, 05/15/19 144A@	930	1,044,523
SBA Communications Corp. CONV 1.875%, 05/01/13	959	1,659,070
SBA Telecommunications, Inc. 8.250%, 08/15/19	133	146,633
Sprint Capital Corp. 6.900%, 05/01/19	300	329,250
Sprint Nextel Corp. 9.000%, 11/15/18 144A @	6,790	8,394,138
11.500%, 11/15/21	450	630,000
UPCB Finance III Ltd. 6.625%, 07/01/20 144A@	1,790	1,924,250
UPCB Finance V Ltd. 7.250%, 11/15/21 144A@	3,980	4,397,900
UPCB Finance VI Ltd. 6.875%, 01/15/22 144A@	3,700	4,023,750
Verizon Communications, Inc. 0.481%, 03/06/15 144A@•^	4,450	4,448,269

		46,792,310

TOTAL CORPORATE BONDS (Cost $266,925,474)		281,422,473

LOAN AGREEMENTS — 6.1%‡
Aerospace & Defense — 0.0%
Delos Aircraft Bank• 4.750%, 04/12/16	500	502,500

Auto Parts & Equipment — 0.2%
Federal Mogul Corp.• 2.138%, 12/28/15	5,628	5,257,836

Banks — 1.2%
Flying Fortess Bank• 5.000%, 06/30/17	1,800	1,812,744

	Par (000)	Value†

Banks — (continued)
Intelsat S.A. 4.500%, 04/02/18	$21,945	$22,241,258
Vantiv Bank 3.750%, 03/27/19	2,500	2,506,524

		26,560,526

Energy-Alternate Sources — 0.1%
Terra-Gen Finance Co., LLC 6.500%, 06/22/17^•	1,195	1,193,381

Entertainment — 0.2%
Peninsula Gaming LLC 5.750%, 11/20/17•	3,791	3,852,096

Food — 1.0%
H.J. Heinz Co. 3.500%, 03/27/20	18,950	19,110,506
Pinncale Foods Bank 4.750%, 10/17/18•	644	649,736
Pinncale Foods LLC 4.750%, 10/17/18•	1,484	1,499,601

		21,259,843

Healthcare Services — 0.1%
DaVita, Inc. 4.000%, 11/01/19•	1,322	1,333,873

Media — 0.1%
CCO Holdings LLC 2.704%, 09/06/14•	500	500,515
Charter Communications Operating LLC 3.460%, 09/06/16•	783	787,005
Univision Communications, Inc. 4.454%, 03/31/17•	1,505	1,511,654

		2,799,174

Retail — 2.4%
Dollar General Corp. 2.954%, 07/06/17•	5,554	5,572,265
Dunkin’ Brands, Inc. 3.75% -5.00%, 02/14/20•	48,626	49,145,515

		54,717,780

Telecommunications — 0.8%
Crown Castle International Corp. 4.000%, 01/31/19•	7,807	7,888,080
SBA Senior Finance II, LLC. 3.750%, 06/30/18•	933	942,009
Telesat Canada, Inc. 3.000%, 03/28/17•	815	791,951
4.430%, 03/28/19^	3,750	3,700,719
5.500%, 03/28/19•	5,529	5,575,331

		18,898,090

TOTAL LOAN AGREEMENTS (Cost $134,620,828)		136,375,099

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Flexibly Managed Fund

	Number of Shares	Value†
WARRANTS — 0.0%
Lear Corp. 0.005%, 11/09/14 (Cost $1,062)	$28	$2,969

SHORT-TERM INVESTMENTS — 13.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	3,209,730	3,209,730
T. Rowe Price Reserve Investment Fund	309,860,411	309,860,411

TOTAL SHORT-TERM INVESTMENTS (Cost $313,070,141)		313,070,141

TOTAL INVESTMENTS — 99.6% (Cost $1,891,506,990)(a)		$2,253,109,872

	Number of Contracts	Value†
WRITTEN OPTIONS
Call Options
Accent $70, 08/18/13	(199)	(117,410)
Accent $72.50, 05/18/13	(198)	(72,468)
Accent $75, 05/18/13	(198)	(37,620)
APA, $90.00, 01/18/14	(257)	(55,769)
Chevron, $125, 01/18/14	(169)	(65,065)
Chevron, $130, 01/18/14	(169)	(33,462)
Chevron, $135, 01/18/14	(169)	(22,646)
Cisco, $22.00, 01/18/14	(1,723)	(191,253)
Disney, $55.00, 01/18/14	(596)	(300,980)
Disney, $57.50, 01/18/14	(596)	(214,560)
Exxon, $100, 01/18/14	(576)	(53,568)
Exxon, $105, 01/18/14	(576)	(18,432)
Exxon, $110, 01/18/14	(576)	(5,184)
GM $27, 01/18/14	(1,559)	(522,265)
GM $30, 01/18/14	(779)	(151,905)
Google, $850.00, 01/18/14	(60)	(223,440)
IBM, $200.00, 01/18/14	(131)	(248,245)
IBM, $210.00, 01/18/14	(131)	(166,370)
IBM, $230.00, 01/18/14	(524)	(225,320)
JPM $45, 01/18/14	(952)	(461,720)
JPM, $55.00, 01/18/14	(1,391)	(134,927)
KSS, $44.00, 04/20/13	(388)	(91,180)
KSS, $45.00, 07/20/13	(388)	(111,356)
KSS, $47.00, 01/18/14	(192)	(59,520)
KSS, $50.00, 01/18/14	(144)	(28,080)
MHP $52.50, 05/18/13	(115)	(24,150)
Microsoft Corp., $30.00, 01/018/14	(1,523)	(172,099)
NRG Energy, $25, 01/18/14	(482)	(149,420)
NRG, $27, 01/18/14	(482)	(96,400)
Oracle $32, 01/1814	(1,062)	(300,546)
Oracle $35, 01/18/14	(1,063)	(160,513)
Oracle $37, 01/18/14	(1,063)	(96,733)
Oracle, $37.00, 01/18/14	(1,885)	(171,535)
PepsiCo, Inc, $75.00, 01/18/14	(1,019)	(565,545)
PepsiCo, Inc, $77.50, 01/18/14	(870)	(327,990)
Pfizer, $27.00, 01/18/14	(2,751)	(698,754)
Philip Morris Callopt1, $97.5, 01/18/14	(472)	(128,384)
Philip Morris, $ 100.00, 01/18/14	(472)	(93,928)
Philip Morris, $95.00, 01/18/14	(232)	(85,840)

	Number of Contracts	Value†

Call Options — (continued)
Philip Morris, $97.50, 01/18/14	$(232)	$(63,104)
Procter and Gamble Co., $75, 01/18/14	(1,230)	(510,450)
USB $34, 06/22/13	(621)	(62,100)
USB $35, 06/22/13	(2,211)	(117,183)
USB, $37.00, 01/18/14	(3,255)	(257,145)
WMB $35, 01/18/14	(288)	(126,720)
WMB $35, 05/18/13	(288)	(87,552)
WMB, $40.00, 01/18/14	(890)	(180,670)
WMB, $40.00, 08/17/13	(600)	(71,400)
Zoetis, $35.00, 10/19/13	(343)	(51,450)

TOTAL WRITTEN OPTIONS (Premiums $(6,033,031))		(8,212,356)

†	See Security Valuation Note.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
^	Illiquid security. The total market value of illiquid securities at March 31, 2013 is $28,782,213.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2013. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $1,896,741,865. Net unrealized appreciation was $356,368,007. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $363,786,668 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,418,661.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Flexibly Managed Fund

Country Weightings as of 03/31/2013††
United States	94%
Switzerland	2
Bermuda	1
Canada	1
United Kingdom	1
Other	1

Total	100%

†† % of total investments as of March 31, 2013

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Flexibly Managed Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$1,372,305,024	$1,369,168,670	$3,136,354	$ —
PREFERRED STOCKS	34,150,130	34,150,130	—	—
AGENCY OBLIGATIONS	91,108,224	—	91,108,224	—
ASSET BACKED SECURITIES	13,145,357	—	13,145,357	—
COLLATERALIZED MORTGAGE OBLIGATIONS	11,530,455	—	11,530,455	—
CORPORATE BONDS	281,422,473	—	281,422,473	—
LOAN AGREEMENTS	136,375,099	—	136,375,099	—
WARRANTS	2,969	—	2,969	—
SHORT- TERM INVESTMENTS	313,070,141	313,070,141	—	—

TOTAL INVESTMENTS	$2,253,109,872	$1,716,388,941	$536,720,931	$ —

LIABILITIES TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(8,212,356)	$(4,123,186)	$(4,089,170)	$ —

TOTAL LIABILITIES	$(8,212,356)	$(4,123,186)	$(4,089,170)	$ —

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Balanced Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.9%
Penn Series Index 500 Fund* (Cost $28,749,869)	3,881,203	$45,875,819

AFFILIATED FIXED INCOME FUNDS — 39.7%
Penn Series Quality Bond Fund* (Cost $25,761,409)	2,322,729	30,427,755

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $328,144)	328,144	328,144

TOTAL INVESTMENTS — 100.0% (Cost $54,839,422)@		$76,631,718

†	See Security Valuation Note.
*	Non-income producing security.
@	At March 31, 2013, the cost for Federal income tax purposes was $58,673,484. Net unrealized appreciation was $17,958,234. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $21,792,296 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,834,062.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Balanced Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$45,875,819	$45,875,819	$—	$—
AFFILIATED FIXED INCOME FUNDS	30,427,755	30,427,755	—	—
SHORT-TERM INVEST-MENTS	328,144	328,144	—	—

TOTAL INVEST-MENTS	$76,631,718	$76,631,718	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
COMMON STOCKS — 97.1%
Aerospace & Defense — 0.6%
The Boeing Co.	16,900	$1,450,865

Agriculture — 0.5%
Philip Morris International, Inc.	12,500	1,158,875

Airlines — 0.4%
United Continental Holdings, Inc.*	29,600	947,496

Apparel — 1.3%
NIKE, Inc., Class B	22,000	1,298,220
Prada S.p.A.*	95,800	977,556
Ralph Lauren Corp.	4,300	728,033

		3,003,809

Banks — 0.7%
JPMorgan Chase & Co.	16,300	773,598
U.S. Bancorp	24,100	817,713

		1,591,311

Beverages — 1.8%
Anheuser-Busch InBev N.V.*	9,531	947,550
Green Mountain Coffee Roasters, Inc.*	5,000	283,800
Monster Beverage Corp.*	17,300	825,902
Pernod-Ricard S.A.*	5,745	716,046
The Coca-Cola Co.	32,900	1,330,476

		4,103,774

Biotechnology — 5.1%
Alexion Pharmaceuticals, Inc.*	15,100	1,391,314
Biogen Idec, Inc.*	14,100	2,720,031
Celgene Corp.*	17,500	2,028,425
Gilead Sciences, Inc.*	99,000	4,844,070
Regeneron Pharmaceuticals, Inc.*	4,600	811,440

		11,795,280

Chemicals — 3.4%
Ecolab, Inc.	19,700	1,579,546
Praxair, Inc.	32,900	3,669,666
The Sherwin-Williams Co.	14,800	2,499,572

		7,748,784

Commercial Services — 3.4%
Alliance Data Systems Corp.*	4,900	793,261
Mastercard, Inc., Class A	13,000	7,034,690

		7,827,951

Computers — 3.9%
Accenture PLC, Class A*	31,400	2,385,458
Apple, Inc.	9,700	4,293,511
Cognizant Technology Solutions Corp., Class A*	19,700	1,509,217
IHS, Inc., Class A*	7,300	764,456

		8,952,642

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	9,500	1,121,285
The Procter & Gamble Co.	18,300	1,410,198

		2,531,483

Distribution & Wholesale — 2.2%
Fastenal Co.	61,500	3,158,025
Fossil, Inc.*	14,200	1,371,720

	Number of Shares	Value†

Distribution & Wholesale — (continued)
W.W. Grainger, Inc.	2,800	$629,944
		5,159,689

Diversified Financial Services — 5.6%
American Express Co.	44,300	2,988,478
Franklin Resources, Inc.	15,000	2,262,150
IntercontinentalExchange, Inc.*	4,900	799,043
Invesco Ltd.	64,200	1,859,232
Visa, Inc., Class A	29,000	4,925,360

		12,834,263

Electronics — 0.2%
Trimble Navigation Ltd.*	18,600	557,256

Food — 1.2%
Nestle S.A.*	14,110	1,021,206
Whole Foods Market, Inc.	20,800	1,804,400

		2,825,606

Healthcare Products — 1.6%
Baxter International, Inc.	11,400	828,096
Edwards Lifesciences Corp.*	12,200	1,002,352
IDEXX Laboratories Inc.*	9,600	886,848
Stryker Corp.	15,600	1,017,744

		3,735,040

Healthcare Services — 0.8%
HCA Holdings, Inc.*	16,400	666,332
UnitedHealth Group, Inc.	20,400	1,167,084

		1,833,416

Home Builders — 1.0%
D.R. Horton, Inc.*	46,900	1,139,670
Lennar Corp., Class A	27,700	1,148,996

		2,288,666

Internet — 17.8%
Amazon.com, Inc.*	38,200	10,179,918
Baidu, Inc. ADR*	11,500	1,008,550
eBay, Inc.*	104,600	5,671,412
Facebook, Inc., Class A*	53,320	1,363,925
Google, Inc., Class A*	15,700	12,466,271
LinkedIn Corp., Class A*	12,400	2,183,144
Netflix, Inc.*	7,300	1,382,693
priceline.com, Inc.*	7,600	5,228,268
Tencent Holdings Ltd.*	15,600	498,960
TripAdvisor, Inc.*	21,500	1,129,180
Twitter, Inc.*^~	7,697	126,077

		41,238,398

Leisure Time — 0.8%
Carnival PLC	31,905	1,115,412
Harley-Davidson, Inc.	14,400	767,520

		1,882,932

Lodging — 2.4%
Las Vegas Sands Corp.	45,700	2,575,195
Marriott International, Inc., Class A	23,097	975,386
MGM Resorts International*	20,500	269,575

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Lodging — (continued)
Starwood Hotels & Resorts Worldwide, Inc.*	25,900	$1,650,607

		5,470,763
Machinery — Diversified — 1.2%
Roper Industries, Inc.*	19,200	2,444,352
The Babcock & Wilcox Co.	10,400	295,464

		2,739,816

Media — 1.7%
Charter Communications, Inc., Class A*	5,900	614,662
Discovery Communications, Inc., Class A*	3,000	236,220
Discovery Communications, Inc., Class C*	11,300	785,802
News Corp., Class A	26,500	808,780
The Walt Disney Co.*	25,500	1,448,400

		3,893,864

Metal Fabricate/Hardware — 1.6%
Precision Castparts Corp.	20,000	3,792,400

Miscellaneous Manufacturing — 2.3%
Danaher Corp.	86,300	5,363,545

Oil & Gas — 4.1%
Cabot Oil & Gas Corp.	8,400	567,924
Cimarex Energy Co.	9,400	709,136
EOG Resources, Inc.	13,100	1,677,717
EQT Corp.	18,000	1,219,500
Phillips 66	22,500	1,574,325
Pioneer Natural Resources Co.	12,200	1,515,850
Range Resources Corp.	26,600	2,155,664

		9,420,116

Oil & Gas Services — 1.4%
FMC Technologies, Inc.*	28,400	1,544,676
Schlumberger Ltd.	21,100	1,580,179

		3,124,855

Pharmaceuticals — 4.2%
Allergan, Inc.	11,500	1,283,745
Catamaran Corp.*	19,502	1,034,191
Express Scripts Holding Co.*	8,000	461,200
McKesson Corp.	25,600	2,763,776
Novo Nordisk A/S, Class B	7,234	1,165,992
Onyx Pharmaceuticals, Inc.*	6,200	550,932
Pharmacyclics, Inc.*	8,200	659,362
Valeant Pharmaceuticals International, Inc.*	22,900	1,717,958
Zoetis, Inc.*	5,000	167,000

		9,804,156

Pipelines — 0.6%
The Williams Cos., Inc.	39,400	1,475,924

Retail — 9.7%
AutoZone, Inc.*	5,000	1,983,850
CarMax, Inc.*	36,600	1,526,220
Chipotle Mexican Grill, Inc.*	6,200	2,020,394
Costco Wholesale Corp.	16,500	1,750,815
CVS Caremark Corp.	46,400	2,551,536
Dollar Tree, Inc.*	13,600	658,648
Lowe’s Cos., Inc.	34,000	1,289,280

	Number of Shares	Value†

Retail — (continued)
Lululemon Athletica, Inc.*	17,900	$1,116,065
PVH Corp.	6,700	715,627
Ross Stores, Inc.	18,300	1,109,346
Starbucks Corp.	50,500	2,876,480
The Home Depot, Inc.	50,300	3,509,934
Tractor Supply Co.	9,400	978,822
Yum! Brands, Inc.	5,300	381,282

		22,468,299

Semiconductors — 3.6%
Broadcom Corp., Class A	35,000	1,213,450
QUALCOMM, Inc.	82,000	5,489,900
Samsung Electronics Co. Ltd.*	1,212	1,651,993

		8,355,343

Software — 3.4%
Akamai Technologies, Inc.*	24,200	854,018
Autodesk, Inc.*	18,200	750,568
Fiserv, Inc.*	10,400	913,432
NetSuite, Inc.*	5,600	448,336
Nuance Communications, Inc.*	25,900	522,662
Red Hat, Inc.*	33,300	1,683,648
Salesforce.com, Inc.*	15,400	2,753,982

		7,926,646

Telecommunications — 3.5%
Crown Castle International Corp.*	86,800	6,044,752
Juniper Networks, Inc.*	75,900	1,407,186
SBA Communications Corp., Class A*	7,800	561,756

		8,013,694

Transportation — 4.0%
FedEx Corp.	15,000	1,473,000
J.B. Hunt Transport Services, Inc.*	15,500	1,154,440
Kansas City Southern	25,900	2,872,310
Union Pacific Corp.	14,900	2,121,909
United Parcel Service, Inc., Class B	20,200	1,735,180

		9,356,839

TOTAL COMMON STOCKS (Cost $162,214,885)		224,673,796

PREFERRED STOCKS — 0.2%
Internet — 0.2%
Livingsocial, Series F CONV*^~	15,066	16,874
Twitter, Inc. Series A CONV*^~	20	328
Twitter, Inc. Series B CONV*^~	312	5,111
Twitter, Inc. Series B CONV*^~	5,772	94,545
Twitter, Inc. Series C CONV*^~	80	1,310
Twitter, Inc. Series C CONV*^~	1,566	25,651
Twitter, Inc. Series D CONV*^~	2,954	48,387
Twitter, Inc. Series F CONV*^~	1,040	17,035
Twitter, Inc. Series G-2 CONV*^~	12,129	198,673

TOTAL PREFERRED STOCKS (Cost $499,276)		407,914

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 2.0%
Diversified — 2.0%
American Tower Corp.* (Cost $2,509,650)	61,200	$4,707,504

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	1,275,727	1,275,727
T. Rowe Price Reserve Investment Fund	417,543	417,543

TOTAL SHORT-TERM INVESTMENTS (Cost $1,693,270)		1,693,270

TOTAL INVESTMENTS — 100.0% (Cost $166,917,081)(a)		$231,482,484

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $167,341,128. Net unrealized appreciation was $64,141,356. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $65,773,072 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,631,716.
^	Illiquid security. The total market value of illiquid securities at March 31, 2013 is $533,991.
~	Fair valued security. The total market value of fair valued securities at March 31, 2013 is $533,991.

ADR — American Depository Receipt.

CONV — Convertible Security.

PLC — Public Limited Company.

COMMON STOCKS COUNTRY DIVERSIFICATION	% of Market Value	Value†
United States	93.1%	$215,579,559
Canada	1.2%	2,834,023
Ireland	1.0%	2,385,458
France	1.0%	2,296,225
South Korea	0.7%	1,651,993
China	0.7%	1,507,510
Denmark	0.5%	1,165,992
United Kingdom	0.5%	1,115,412
Switzerland	0.5%	1,021,206
Italy	0.4%	977,556
Belgium	0.4%	947,550

	100.0%	$231,482,484

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Growth Stock Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$1,450,865	$1,450,865	$—	$—
Agriculture	1,158,875	1,158,875	—	—
Airlines	947,496	947,496	—	—
Apparel	3,003,809	2,026,253	977,556	—
Banks	1,591,311	1,591,311	—	—
Beverages	4,103,774	2,440,178	1,663,596	—
Biotechnology	11,795,280	11,795,280	—	—
Chemicals	7,748,784	7,748,784	—	—
Commercial Services	7,827,951	7,827,951	—	—
Computers	8,952,642	8,952,642	—	—
Cosmetics & Personal Care	2,531,483	2,531,483	—	—
Distribution & Wholesale	5,159,689	5,159,689	—	—
Diversified Financial Services	12,834,263	12,834,263	—	—
Electronics	557,256	557,256	—	—
Food	2,825,606	1,804,400	1,021,206	—
Healthcare Products	3,735,040	3,735,040	—	—
Healthcare Services	1,833,416	1,833,416	—	—
Home Builders	2,288,666	2,288,666	—	—
Internet	41,238,398	40,613,361	498,960	126,077
Leisure Time	1,882,932	767,520	1,115,412	—
Lodging	5,470,763	5,470,763	—	—
Machinery — Diversified	2,739,816	2,739,816	—	—
Media	3,893,864	3,893,864	—	—
Metal Fabricate/ Hardware	3,792,400	3,792,400	—	—
Miscellaneous Manufac- turing	5,363,545	5,363,545	—	—
Oil & Gas	9,420,116	9,420,116	—	—
Oil & Gas Services	3,124,855	3,124,855	—	—
Pharmaceuticals	9,804,156	8,638,164	1,165,992	—
Pipelines	1,475,924	1,475,924	—	—
Retail	22,468,299	22,468,299	—	—
Semiconductors	8,355,343	6,703,350	1,651,993	—
Software	7,926,646	7,926,646	—	—
Telecommuni- cations	8,013,694	8,013,694	—	—
Transportation	9,356,839	9,356,839	—	—
PREFERRED STOCKS	407,914	—	—	407,914
REAL ESTATE INVESTMENT TRUSTS	4,707,504	4,707,504	—	—
SHORT-TERM INVESTMENTS	1,693,270	1,693,270	—	—

TOTAL INVESTMENTS	$231,482,484	$222,853,778	$8,094,715	$533,991

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2012	$429.019
Change in Appreciation/(Depreciation)	104,972

Balance as of 3/31/2013	$533,991

It is the Fund’s policy to recognize transfers in and transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 97.6%
Apparel — 3.0%
Michael Kors Holdings Ltd.*	9,140	$519,061
Ralph Lauren Corp.	2,210	374,175

		893,236

Banks — 1.5%
Citigroup, Inc.	10,050	444,612

Biotechnology — 3.5%
Biogen Idec, Inc.*	2,810	542,077
Gilead Sciences, Inc.*	10,530	515,233

		1,057,310

Chemicals — 2.9%
Methanex Corp.	4,820	195,837
Monsanto Co.	6,300	665,469

		861,306

Computers — 13.7%
Apple, Inc.	7,159	3,168,788
EMC Corp.*	10,770	257,295
Fusion-io, Inc.*	9,860	161,408
Stratasys Ltd.*	6,880	510,634

		4,098,125

Cosmetics & Personal Care — 4.5%
Colgate-Palmolive Co.	7,090	836,833
The Estee Lauder Cos., Inc., Class A	8,100	518,643

		1,355,476

Diversified Financial Services — 4.1%
Affiliated Managers Group, Inc.*	2,920	448,424
Visa, Inc., Class A	4,620	784,661

		1,233,085

Diversified Operations — 0.7%
Pentair, Inc.	3,930	207,308

Electrical Components & Equipment — 1.8%
AMETEK, Inc.	12,385	537,014

Food — 0.8%
Whole Foods Market, Inc.	2,870	248,973

Healthcare Products — 0.7%
Intuitive Surgical, Inc.*	410	201,388

Healthcare Services — 1.5%
HCA Holdings, Inc.	11,340	460,744

Home Builders — 2.3%
Lennar Corp., Class A	16,520	685,250

Internet — 11.9%
Amazon.com, Inc.*	2,950	786,145
eBay, Inc.*	13,180	714,620
F5 Networks, Inc.*	1,540	137,183
Facebook, Inc., Class A*	25,160	643,593
Google, Inc., Class A*	1,335	1,060,030
Splunk, Inc.*	5,770	230,973

		3,572,544

	Number of Shares	Value†

Lodging — 2.9%
Las Vegas Sands Corp.	6,880	$387,688
Starwood Hotels & Resorts Worldwide, Inc.	7,760	494,545

		882,233

Machinery — Construction & Mining — 2.0%
Caterpillar, Inc.	7,070	614,878

Machinery — Diversified — 2.2%
Cummins, Inc.	5,600	648,536

Media — 3.7%
Comcast Corp., Class A	14,420	605,784
The Walt Disney Co.	9,010	511,768

		1,117,552

Metal Fabricate/Hardware — 1.2%
Precision Castparts Corp.	1,850	350,797

Oil & Gas — 3.7%
Anadarko Petroleum Corp.	4,870	425,882
Cobalt International Energy, Inc.*	6,510	183,582
Concho Resources, Inc.*	5,080	494,944

		1,104,408

Oil & Gas Services — 2.0%
Schlumberger Ltd.	8,160	611,102

Pharmaceuticals — 4.5%
Abbott Laboratories	16,980	599,734
Allergan, Inc.	3,480	388,472
Catamaran Corp.*	6,760	358,483

		1,346,689

Real Estate — 1.5%
CBRE Group, Inc., Class A*	17,550	443,137

Retail — 6.5%
AutoZone, Inc.*	660	261,868
GNC Holdings, Inc., Class A	11,330	445,042
Starbucks Corp.	9,760	555,930
The Home Depot, Inc.	10,090	704,080

		1,966,920

Semiconductors — 7.4%
ASML Holding NV	5,578	379,360
Cavium, Inc.*	5,590	216,948
NXP Semiconductors N.V.*	15,190	459,649
QUALCOMM, Inc.	12,040	806,078
StMicroelectronics NV	47,340	364,991

		2,227,026

Software — 3.8%
Cerner Corp.*	2,910	275,722
Salesforce.com, Inc.*	2,790	498,936
ServiceNow, Inc.*	3,990	144,438
Workday, Inc.*	3,670	226,182

		1,145,278

Telecommunications — 3.3%
Aruba Networks, Inc.*	14,920	369,121
Juniper Networks, Inc.*	20,690	383,592

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Palo Alto Networks, Inc.*	4,040	$228,664

		981,377

TOTAL COMMON STOCKS (Cost $25,132,482)		29,296,304

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Diversified — 1.2%
American Tower Corp.	4,510	346,909

Regional Malls — 1.2%
Simon Property Group, Inc.	2,330	369,445

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $663,928)		716,354

TOTAL INVESTMENTS — 100.0% (Cost $25,796,410)(a)		$30,012,658

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $25,955,738. Net unrealized appreciation was $4,056,920. This is consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,541,973 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $485,053

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Cap Growth Fund

Country Weightings as of 03/31/2013††
United States	91%
Netherlands	3
France	2
Hong Kong	2
Canada	1
Switzerland	1

Total	100%

††	% of total investments as of March 31, 2013

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$29,296,304	$29,296,304	$—	$—
TOTAL REAL ESTATE INVESTMENT TRUSTS	716,354	716,354	—	—

TOTAL INVESTMENTS	$30,012,658	$30,012,658	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Core Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 97.3%
Auto Parts & Equipment — 1.7%
Delphi Automotive PLC	43,570	$1,934,508

Beverages — 2.5%
Anheuser-Busch InBev NV	22,250	2,214,988
Constellation Brands, Inc., Class A*	15,160	722,222

		2,937,210

Biotechnology — 3.5%
Celgene Corp.*	11,830	1,371,215
Gilead Sciences, Inc.*	55,830	2,731,762

		4,102,977

Chemicals — 4.4%
Airgas, Inc.	14,910	1,478,476
Monsanto Co.	24,570	2,595,329
The Sherwin-Williams Co.	6,180	1,043,740

		5,117,545

Commercial Services — 5.4%
Alliance Data Systems Corp.*	13,030	2,109,427
Hertz Global Holdings, Inc.*	82,180	1,829,327
Mastercard, Inc., Class A	4,290	2,321,447

		6,260,201

Computers — 6.7%
Accenture PLC, Class A	36,504	2,773,209
Apple, Inc.	11,355	5,026,064

		7,799,273

Distribution & Wholesale — 1.4%
W.W. Grainger, Inc.	7,302	1,642,804

Diversified Financial Services — 7.3%
Affiliated Managers Group, Inc.*	9,417	1,446,169
Ameriprise Financial, Inc.	15,520	1,143,048
Discover Financial Services	17,980	806,223
IntercontinentalExchange, Inc.*	11,080	1,806,815
Visa, Inc., Class A	19,420	3,298,293

		8,500,548

Diversified Operations — 1.4%
Eaton Corp. PLC	27,240	1,668,450

Electronics — 1.3%
Agilent Technologies, Inc.	35,620	1,494,971

Food — 1.4%
The Hershey Co.	8,040	703,741
Whole Foods Market, Inc.	10,500	910,875

		1,614,616

Healthcare Products — 0.7%
Intuitive Surgical, Inc.*	1,610	790,816

Healthcare Services — 1.7%
HCA Holdings, Inc.*	46,929	1,906,725

Internet — 13.8%
Amazon.com, Inc.*	12,044	3,209,605
eBay, Inc.*	45,320	2,457,250
Expedia, Inc.	22,970	1,378,430
Facebook, Inc., Class A*	36,610	936,484

	Number of Shares	Value†

Internet — (continued)
Google, Inc., Class A*	5,420	$4,303,643
LinkedIn Corp., Class A*	8,320	1,464,819
priceline.com, Inc.*	2,690	1,850,532
Rackspace Hosting, Inc.*	7,230	364,970

		15,965,733

Machinery — Diversified — 1.5%
Cummins, Inc.	15,195	1,759,733

Media — 2.6%
CBS Corp., Class B	39,725	1,854,760
Discovery Communications, Inc., Class A*	15,000	1,181,100

		3,035,860

Metal Fabricate/Hardware — 1.6%
Precision Castparts Corp.	9,559	1,812,578

Miscellaneous Manufacturing — 1.1%
Danaher Corp.	21,310	1,324,417

Oil & Gas — 1.6%
Pioneer Natural Resources Co.	15,000	1,863,750

Oil & Gas Services — 0.8%
Schlumberger Ltd.	11,960	895,684

Pharmaceuticals — 6.8%
Allergan, Inc.	14,950	1,668,869
Cardinal Health, Inc.	35,910	1,494,574
Catamaran Corp.*	20,960	1,111,509
Novartis AG ADR	22,660	1,614,298
Sanofi ADR	39,840	2,035,027

		7,924,277

Pipelines — 1.5%
The Williams Cos., Inc.	46,000	1,723,160

Real Estate — 1.4%
CBRE Group, Inc., Class A*	65,400	1,651,350

Retail — 12.3%
Dollar General Corp.*	32,818	1,659,934
L Brands, Inc.	38,430	1,716,284
Lululemon Athletica, Inc.*	21,500	1,340,525
Nordstrom, Inc.	18,920	1,044,952
PVH Corp.	5,240	559,684
Starbucks Corp.	40,320	2,296,627
The Home Depot, Inc.	47,110	3,287,336
TJX Cos., Inc.	49,760	2,326,280

		14,231,622

Semiconductors — 1.8%
QUALCOMM, Inc.	30,200	2,021,890

Software — 3.1%
Cerner Corp.*	11,750	1,113,313
Salesforce.com, Inc.*	9,980	1,784,723
VMware, Inc., Class A*	9,310	734,373

		3,632,409

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Core Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — 3.4%
Crown Castle International Corp.*	31,520	$2,195,053
Virgin Media, Inc.	34,440	1,686,527

		3,881,580

Transportation — 4.6%
Kansas City Southern	20,370	2,259,033
Union Pacific Corp.	21,938	3,124,191

		5,383,224

TOTAL COMMON STOCKS (Cost $83,786,005)		112,877,911

SHORT-TERM INVESTMENTS — 2.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,101,126)	3,101,126	3,101,126

TOTAL INVESTMENTS — 100.0% (Cost $86,887,131)(a)		$115,979,037

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $87,037,847. Net unrealized appreciation was $28,941,190. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $29,750,380 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $809,190.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Core Growth Fund

Country Weightings as of 03/31/2013††
United States	87%
Ireland	4
France	3
Belgium	2
United Kingdom	2
Canada	1
Switzerland	1

Total	100%

††	% of total investments as of March 31, 2013

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Core Growth Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$112,877,911	$112,877,911	$—	$—
SHORT-TERM INVEST- MENTS	3,101,126	3,101,126	—	—

TOTAL INVEST- MENTS	$115,979,037	$115,979,037	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 95.2%
Aerospace & Defense — 1.2%
United Technologies Corp.	24,210	$2,261,940

Agriculture — 0.5%
Lorillard, Inc.	22,570	910,700

Airlines — 1.7%
Delta Air Lines, Inc.*	26,620	439,496
United Continental Holdings, Inc.*	84,000	2,688,840

		3,128,336

Auto Manufacturers — 1.5%
Ford Motor Co.	123,900	1,629,285
Navistar International Corp.*	36,860	1,274,250

		2,903,535

Banks — 15.9%
Bank of America Corp.	253,770	3,090,919
Capital One Financial Corp.	11,910	654,454
CIT Group, Inc.*	24,800	1,078,304
Citigroup, Inc.	96,440	4,266,506
JPMorgan Chase & Co.	61,980	2,941,571
M&T Bank Corp.	38,550	3,976,818
Northern Trust Corp.	33,370	1,820,667
SunTrust Banks, Inc.	92,410	2,662,332
The Goldman Sachs Group, Inc.	45,020	6,624,693
Wells Fargo & Co.	72,920	2,697,311

		29,813,575

Beverages — 2.2%
Molson Coors Brewing Co., Class B	47,510	2,324,664
PepsiCo, Inc.	23,610	1,867,787

		4,192,451

Biotechnology — 0.5%
Amgen, Inc.	9,890	1,013,824

Chemicals — 2.6%
Celanese Corp., Series A	27,180	1,197,279
LyondellBasell Industries N.V., Class A	29,604	1,873,637
The Mosaic Co.	29,610	1,765,052

		4,835,968

Commercial Services — 2.6%
Quanta Services, Inc.*	62,420	1,783,964
Tyco International Ltd.	96,640	3,092,480

		4,876,444

Computers — 2.4%
Apple, Inc.	4,350	1,925,441
SanDisk Corp.*	47,040	2,587,200

		4,512,641

Cosmetics & Personal Care — 1.9%
The Procter & Gamble Co.	47,120	3,631,067

Distribution & Wholesale — 0.9%
WESCO International, Inc.*	24,390	1,770,958

Diversified Financial Services — 0.4%
BlackRock, Inc.	2,810	721,833

	Number of Shares	Value†

Diversified Operations — 0.7%
Eaton Corp. PLC	21,720	$1,330,350

Electric — 2.8%
American Electric Power Co., Inc.	53,870	2,619,698
Edison International	40,790	2,052,553
PG&E Corp.	12,390	551,727

		5,223,978

Electronics — 4.3%
Honeywell International, Inc.	76,290	5,748,452
TE Connectivity Ltd.	53,900	2,260,027

		8,008,479

Engineering & Construction — 0.3%
ABB Ltd. ADR	23,820	542,143

Food — 3.5%
ConAgra Foods, Inc.	25,850	925,688
Kellogg Co.	29,740	1,916,148
SYSCO Corp.	25,310	890,153
Tyson Foods, Inc., Class A	75,190	1,866,216
Unilever N.V.	22,470	921,270

		6,519,475

Healthcare Products — 2.0%
Baxter International, Inc.	52,690	3,827,402

Healthcare Services — 2.6%
Humana, Inc.	57,810	3,995,249
UnitedHealth Group, Inc.	16,470	942,249

		4,937,498

Housewares — 1.4%
Newell Rubbermaid, Inc.	97,130	2,535,093

Insurance — 6.6%
ACE Ltd.	59,030	5,251,899
Aflac, Inc.	13,660	710,593
American International Group, Inc.*	23,760	922,363
Marsh & McLennan Cos., Inc.	72,760	2,762,698
The Allstate Corp.	18,600	912,702
The Travelers Cos., Inc.	21,690	1,826,081

		12,386,336

Lodging — 1.3%
Las Vegas Sands Corp.	9,700	546,595
MGM Resorts International*	140,540	1,848,101

		2,394,696

Machinery—Diversified — 1.5%
AGCO Corp.	54,580	2,844,710

Media — 1.0%
Comcast Corp., Class A	45,140	1,896,331

Oil & Gas — 10.7%
Anadarko Petroleum Corp.	10,530	920,849
Apache Corp.	17,800	1,373,448
BP Amoco PLC ADR	67,300	2,850,155
Chevron Corp.	60,860	7,231,385
Devon Energy Corp.	39,020	2,201,508

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Exxon Mobil Corp.	41,230	$3,715,235
Suncor Energy, Inc.	60,000	1,800,600

		20,093,180

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	39,000	1,809,990

Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	34,240	1,410,345
Cardinal Health, Inc.	12,890	536,482
Merck & Co., Inc.	114,890	5,081,585
Novartis AG ADR	25,820	1,839,417
Pfizer, Inc.	48,120	1,388,743
Roche Holding AG ADR	16,150	946,390
Sanofi ADR	18,510	945,491
Teva Pharmaceutical Industries Ltd. ADR	10,120	401,561

		12,550,014

Retail — 6.4%
Lowe’s Cos., Inc.	71,290	2,703,317
Target Corp.	52,120	3,567,614
Walgreen Co.	120,220	5,732,089

		12,003,020

Semiconductors — 2.2%
Microchip Technology, Inc.	14,960	549,930
Micron Technology, Inc.*	98,190	979,936
Xilinx, Inc.	66,150	2,524,945

		4,054,811

Software — 0.4%
Oracle Corp.	25,140	813,028

Telecommunications — 5.3%
CenturyLink, Inc.	25,700	902,841
Cisco Systems, Inc.	64,340	1,345,349
Verizon Communications, Inc.	123,130	6,051,840
Vodafone Group PLC ADR	55,130	1,566,243

		9,866,273

Transportation — 0.2%
FedEx Corp.	4,270	419,314

TOTAL COMMON STOCKS (Cost $157,006,987)		178,629,393

SHORT-TERM INVESTMENTS — 4.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $8,920,606)	8,920,606	8,920,606

TOTAL INVESTMENTS — 100.0% (Cost $165,927,593)(a)		$187,549,999

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $167,171,315. Net unrealized appreciation was $20,378,684. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $23,367,908 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,989,224.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Cap Value Fund

Country Weightings as of 03/31/2013††
United States	86%
Switzerland	6
Bermuda	2
United Kingdom	2
Canada	1
Ireland	1
Netherlands	1
Other	1

Total	100%

††	% of total investments as of March 31, 2013

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$178,629,393	$178,629,393	$—	$—
SHORT-TERM INVEST-MENTS	8,920,606	8,920,606	—	—

TOTAL INVEST-MENTS	$187,549,999	$187,549,999	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — 94.7%
Aerospace & Defense — 2.4%
The Boeing Co.	22,766	$1,954,461
United Technologies Corp.	22,387	2,091,618

		4,046,079

Agriculture — 0.5%
Philip Morris International, Inc.	9,268	859,236

Apparel — 0.5%
Coach, Inc.	17,355	867,576

Banks — 15.7%
Citigroup, Inc.	109,943	4,863,878
JPMorgan Chase & Co.	102,609	4,869,823
KeyCorp	102,406	1,019,964
PNC Financial Services Group, Inc.	56,404	3,750,866
Regions Financial Corp.	256,684	2,102,242
State Street Corp.	19,696	1,163,837
The Goldman Sachs Group, Inc.	16,646	2,449,459
U.S. Bancorp	47,499	1,611,641
Wells Fargo & Co.	139,356	5,154,778

		26,986,488

Biotechnology — 1.3%
Gilead Sciences, Inc.*	47,194	2,309,202

Chemicals — 2.5%
Air Products & Chemicals, Inc.	9,358	815,269
E.I. du Pont de Nemours & Co.	18,866	927,453
LyondellBasell Industries N.V., Class A	39,950	2,528,435

		4,271,157

Computers — 2.6%
EMC Corp.*	70,154	1,675,979
International Business Machines Corp.	12,878	2,746,877

		4,422,856

Diversified Financial Services — 3.4%
American Express Co.	35,511	2,395,572
Ameriprise Financial, Inc.	20,004	1,473,295
Discover Financial Services	44,794	2,008,563

		5,877,430

Diversified Operations — 0.6%
Eaton Corp. PLC	17,922	1,097,723

Electric — 3.2%
American Electric Power Co., Inc.	54,914	2,670,468
NextEra Energy, Inc.	37,176	2,887,831

		5,558,299

Electronics — 2.2%
Honeywell International, Inc.	24,080	1,814,428
Thermo Fisher Scientific, Inc.	24,620	1,883,184

		3,697,612

Food — 2.5%
Kraft Foods Group, Inc.	19,187	988,706
Mondelez International, Inc., Class A	57,562	1,761,973
Nestle SA ADR	21,469	1,555,858

		4,306,537

	Number of Shares	Value†

Gas — 1.8%
Sempra Energy	38,840	$3,104,870

Healthcare Products — 2.0%
Covidien PLC	31,859	2,161,314
Stryker Corp.	20,815	1,357,971

		3,519,285

Healthcare Services — 0.4%
Humana, Inc.	11,233	776,313

Insurance — 5.0%
ACE Ltd.	22,193	1,974,511
Aflac, Inc.	38,840	2,020,457
The Travelers Cos., Inc.	32,090	2,701,657
XL Group PLC	62,973	1,908,082

		8,604,707

Internet — 0.8%
Google, Inc., Class A*	1,776	1,410,197

Machinery — Construction & Mining — 0.8%
Caterpillar, Inc.	16,782	1,459,531

Machinery — Diversified — 0.7%
Deere & Co.	13,317	1,144,996

Media — 4.5%
Comcast Corp., Class A	88,578	3,721,162
The Walt Disney Co.	70,239	3,989,575

		7,710,737

Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	34,650	1,146,915

Miscellaneous Manufacturing — 2.4%
General Electric Co.	177,556	4,105,095

Oil & Gas — 14.3%
Anadarko Petroleum Corp.	22,264	1,946,987
Chevron Corp.	43,228	5,136,351
ConocoPhillips	45,865	2,756,487
EOG Resources, Inc.	13,872	1,776,587
Exxon Mobil Corp.	38,649	3,482,661
Marathon Oil Corp.	62,743	2,115,694
Occidental Petroleum Corp.	47,045	3,686,917
Phillips 66	50,957	3,565,461

		24,467,145

Oil & Gas Services — 2.2%
National Oilwell Varco, Inc.	29,963	2,119,882
Schlumberger Ltd.	22,152	1,658,964

		3,778,846

Pharmaceuticals — 9.0%
AmerisourceBergen Corp.	28,391	1,460,717
Merck & Co., Inc.	88,501	3,914,399
Pfizer, Inc.	181,411	5,235,521
Roche Holding AG ADR	43,877	2,571,192
Sanofi ADR	43,694	2,231,890

		15,413,719

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — 5.3%
CVS Caremark Corp.	75,954	$4,176,711
Lowe’s Cos., Inc.	26,557	1,007,041
Macy’s, Inc.	49,474	2,069,992
Target Corp.	25,767	1,763,751

		9,017,495

Software — 3.0%
Microsoft Corp.	89,888	2,571,695
Oracle Corp.	77,408	2,503,375

		5,075,070

Telecommunications — 2.6%
AT&T, Inc.	58,741	2,155,207
Verizon Communications, Inc.	46,534	2,287,146

		4,442,353

Transportation — 1.8%
Union Pacific Corp.	22,194	3,160,648

TOTAL COMMON STOCKS (Cost $120,041,432)		162,638,117

REAL ESTATE INVESTMENT TRUSTS — 2.8%
Apartments — 1.0%
AvalonBay Communities, Inc.	13,588	1,721,192

Office Property — 0.9%
Boston Properties, Inc.	14,218	1,436,871

Storage & Warehousing — 0.9%
Public Storage	10,447	1,591,287

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,180,124)		4,749,350

SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $4,267,519)	4,267,519	4,267,519

TOTAL INVESTMENTS — 100.0% (Cost $127,489,075)(a)		$171,654,986

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $128,658,370. Net unrealized appreciation was $42,996,616. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $44,418,026 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,421,410.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Core Value Fund

Country Weightings as of 03/31/2013††
United States	90%
Switzerland	4
France	2
Ireland	2
Bermuda	1
Netherlands	1

Total	100%

††	% of total investments as of March 31, 2013

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Large Core Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$162,638,117	$162,638,117	$—	$—
REAL ESTATE INVEST-MENT TRUSTS	4,749,350	4,749,350	—	—
SHORT-TERM INVEST- MENTS	4,267,519	4,267,519	—	—

TOTAL INVEST-MENTS	$171,654,986	$171,654,986	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — 95.4%
Advertising — 0.1%
Omnicom Group, Inc.	6,467	$380,906
The Interpublic Group of Cos., Inc.	10,134	132,046

		512,952

Aerospace & Defense — 1.7%
General Dynamics Corp.	8,197	577,971
L-3 Communications Holdings, Inc.	2,300	186,116
Lockheed Martin Corp.	6,437	621,299
Northrop Grumman Corp.	5,692	399,294
Raytheon Co.	8,176	480,667
Rockwell Collins, Inc.	3,245	204,824
The Boeing Co.	16,721	1,435,498
United Technologies Corp.	20,742	1,937,925

		5,843,594

Agriculture — 1.9%
Altria Group, Inc.	49,778	1,711,865
Archer-Daniels-Midland Co.	15,999	539,646
Lorillard, Inc.	9,009	363,513
Philip Morris International, Inc.	40,388	3,744,372
Reynolds American, Inc.	8,102	360,458

		6,719,854

Airlines — 0.1%
Southwest Airlines Co.	17,817	240,173

Apparel — 0.6%
Coach, Inc.	6,977	348,780
NIKE, Inc., Class B	18,046	1,064,894
Ralph Lauren Corp.	1,428	241,775
VF Corp.	2,108	353,617

		2,009,066

Auto Manufacturers — 0.5%
Ford Motor Co.	97,567	1,283,006
PACCAR, Inc.	8,844	447,153

		1,730,159

Auto Parts & Equipment — 0.3%
BorgWarner, Inc.*	3,000	232,020
Delphi Automotive PLC	7,000	310,800
Johnson Controls, Inc.	16,411	575,534
The Goodyear Tire & Rubber Co.*	5,606	70,691

		1,189,045

Banks — 7.2%
Bank of America Corp.	265,935	3,239,088
BB&T Corp.	17,099	536,738
Capital One Financial Corp.	14,141	777,048
Citigroup, Inc.	74,981	3,317,159
Comerica, Inc.	4,344	156,167
Fifth Third Bancorp	20,946	341,629
First Horizon National Corp.	6,130	65,468
Huntington Bancshares, Inc.	19,965	147,541
JPMorgan Chase & Co.	94,264	4,473,770
KeyCorp	21,599	215,126
M&T Bank Corp.	3,108	320,621
Morgan Stanley	34,563	759,695
Northern Trust Corp.	5,747	313,556
PNC Financial Services Group, Inc.	13,083	870,020

	Number of Shares	Value†

Banks — (continued)
Regions Financial Corp.	35,594	$291,515
State Street Corp.	11,047	652,767
SunTrust Banks, Inc.	12,788	368,422
The Bank of New York Mellon Corp.	28,980	811,150
The Goldman Sachs Group, Inc.	10,743	1,580,833
U.S. Bancorp	46,256	1,569,466
Wells Fargo & Co.	120,737	4,466,062
Zions Bancorporation	4,004	100,060

		25,373,901

Beverages — 2.4%
Beam, Inc.	3,807	241,897
Brown-Forman Corp., Class B	3,793	270,820
Coca-Cola Enterprises, Inc.	6,628	244,706
Constellation Brands, Inc., Class A*	3,723	177,364
Dr. Pepper Snapple Group, Inc.	5,000	234,750
Molson Coors Brewing Co., Class B	3,938	192,686
Monster Beverage Corp.*	3,500	167,090
PepsiCo, Inc.	37,861	2,995,183
The Coca-Cola Co.	94,370	3,816,323

		8,340,819

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc.*	5,000	460,700
Amgen, Inc.	18,445	1,890,797
Biogen Idec, Inc.*	5,933	1,144,535
Celgene Corp.*	10,328	1,197,119
Gilead Sciences, Inc.*	37,298	1,824,991
Life Technologies Corp.*	4,359	281,722

		6,799,864

Building Materials — 0.1%
Masco Corp.	9,077	183,809
Vulcan Materials Co.	3,041	157,220

		341,029

Chemicals — 2.4%
Air Products & Chemicals, Inc.	5,021	437,430
Airgas, Inc.	1,600	158,656
CF Industries Holdings, Inc.	1,500	285,555
E.I. du Pont de Nemours & Co.	23,023	1,131,811
Eastman Chemical Co.	3,682	257,261
Ecolab, Inc.	6,733	539,852
FMC Corp.	3,500	199,605
International Flavors & Fragrances, Inc.	1,875	143,756
LyondellBasell Industries N.V., Class A	9,400	594,926
Monsanto Co.	13,237	1,398,224
PPG Industries, Inc.	3,610	483,524
Praxair, Inc.	7,326	817,142
Sigma-Aldrich Corp.	3,022	234,749
The Dow Chemical Co.	29,904	952,143
The Mosaic Co.	6,800	405,348
The Sherwin-Williams Co.	2,134	360,411

		8,400,393

Coal — 0.1%
CONSOL Energy, Inc.	5,176	174,172
Peabody Energy Corp.	6,212	131,384

		305,556

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — 1.3%
Apollo Group, Inc., Class A*	2,543	$44,223
Automatic Data Processing, Inc.	12,043	783,036
Equifax, Inc.	2,734	157,451
H&R Block, Inc.	6,666	196,114
Iron Mountain, Inc.	4,381	159,074
Mastercard, Inc., Class A	2,600	1,406,938
Moody’s Corp.	4,873	259,828
Paychex, Inc.	7,775	272,669
Quanta Services, Inc.*	4,900	140,042
Robert Half International, Inc.	3,207	120,359
SAIC, Inc.	5,900	79,945
The ADT Corp.	5,850	286,299
The Western Union Co.	13,778	207,221
Total System Services, Inc.	3,477	86,160
Tyco International Ltd.	11,500	368,000

		4,567,359

Computers — 6.2%
Accenture PLC, Class A*	15,700	1,192,729
Apple, Inc.	23,126	10,236,261
Cognizant Technology Solutions Corp., Class A*	7,252	555,576
Computer Sciences Corp.	3,757	184,957
Dell, Inc.	36,442	522,214
EMC Corp.*	51,848	1,238,649
Hewlett-Packard Co.	48,683	1,160,603
International Business Machines Corp.	25,758	5,494,182
NetApp, Inc.*	9,021	308,157
SanDisk Corp.*	6,097	335,335
Seagate Technology PLC	8,600	314,416
Teradata Corp.*	3,816	223,274
Western Digital Corp.	5,700	286,596

		22,052,949

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	10,950	226,993
Colgate-Palmolive Co.	10,935	1,290,658
The Estee Lauder Cos., Inc., Class A	5,874	376,112
The Procter & Gamble Co.	67,294	5,185,676

		7,079,439

Distribution & Wholesale — 0.3%
Fastenal Co.	6,700	344,045
Fossil, Inc.*	1,200	115,920
Genuine Parts Co.	3,805	296,790
W.W. Grainger, Inc.	1,472	331,171

		1,087,926

Diversified Financial Services — 2.5%
American Express Co.	23,980	1,617,691
Ameriprise Financial, Inc.	5,046	371,638
BlackRock, Inc.	3,099	796,071
CME Group, Inc.	7,560	464,108
Discover Financial Services	12,578	563,998
E*Trade Financial Corp.*	7,681	82,264
Franklin Resources, Inc.	3,452	520,596
IntercontinentalExchange, Inc.*	1,880	306,572
Invesco Ltd.	11,067	320,500
Legg Mason, Inc.	2,861	91,981

	Number of Shares	Value†

Diversified Financial Services — (continued)
NYSE Euronext	5,785	$223,532
SLM Corp.	11,534	236,216
T. Rowe Price Group, Inc.	6,281	470,258
The Charles Schwab Corp.	27,069	478,851
The NASDAQ OMX Group, Inc.	3,100	100,130
Visa, Inc., Class A	12,764	2,167,838

		8,812,244

Diversified Operations — 0.3%
Eaton Corp. PLC	11,806	723,118
Leucadia National Corp.	7,860	215,600
Pentair, Inc.	4,919	259,477

		1,198,195

Electric — 3.1%
AES Corp.	14,444	181,561
Ameren Corp.	6,198	217,054
American Electric Power Co., Inc.	11,757	571,743
CMS Energy Corp.	6,707	187,394
Consolidated Edison, Inc.	7,234	441,491
Dominion Resources, Inc.	14,009	815,044
DTE Energy Co.	4,092	279,647
Duke Energy Corp.	17,459	1,267,349
Edison International	8,174	411,316
Entergy Corp.	4,447	281,228
Exelon Corp.	21,210	731,321
FirstEnergy Corp.	10,656	449,683
Integrys Energy Group, Inc.	1,995	116,029
NextEra Energy, Inc.	10,485	814,475
Northeast Utilities	8,117	352,765
NRG Energy, Inc.	7,800	206,622
Pepco Holdings, Inc.	5,540	118,556
PG&E Corp.	11,150	496,509
Pinnacle West Capital Corp.	2,569	148,719
PPL Corp.	14,598	457,063
Public Service Enterprise Group, Inc.	12,349	424,065
SCANA Corp.	3,400	173,944
TECO Energy, Inc.	4,523	80,600
The Southern Co.	21,511	1,009,296
Wisconsin Energy Corp.	5,800	248,762
Xcel Energy, Inc.	12,530	372,141

		10,854,377

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	17,876	998,732
Molex, Inc.	2,823	82,658

		1,081,390

Electronics — 1.1%
Agilent Technologies, Inc.	8,945	375,422
Amphenol Corp., Class A	4,000	298,600
FLIR Systems, Inc.	3,600	93,636
Garmin Ltd.	2,600	85,904
Honeywell International, Inc.	19,308	1,454,858
Jabil Circuit, Inc.	4,292	79,316
PerkinElmer, Inc.	3,016	101,458
TE Connectivity Ltd.	10,700	448,651
Thermo Fisher Scientific, Inc.	8,682	664,086

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Waters Corp.*	1,958	$183,876

		3,785,807

Energy-Alternate Sources — 0.0%
First Solar, Inc.*	1,200	32,352

Engineering & Construction — 0.1%
Fluor Corp.	3,770	250,064
Jacobs Engineering Group, Inc.*	2,983	167,764

		417,828

Entertainment — 0.0%
International Game Technology	6,657	109,841

Environmental Control — 0.2%
Republic Services, Inc.	7,014	231,462
Stericycle, Inc.*	2,000	212,360
Waste Management, Inc.	10,500	411,705

		855,527

Food — 2.0%
Campbell Soup Co.	4,016	182,166
ConAgra Foods, Inc.	10,602	379,658
Dean Foods Co.*	3,972	72,012
General Mills, Inc.	16,210	799,315
H.J. Heinz Co.	7,966	575,703
Hormel Foods Corp.	2,900	119,828
Kellogg Co.	6,366	410,161
Kraft Foods Group, Inc.	14,854	765,427
McCormick & Co., Inc.	3,208	235,948
Mondelez International, Inc., Class A	43,763	1,339,585
Safeway, Inc.	6,170	162,580
Sysco Corp.	14,252	501,243
The Hershey Co.	3,787	331,476
The J.M. Smucker Co.	2,534	251,272
The Kroger Co.	13,045	432,311
Tyson Foods, Inc., Class A	6,649	165,028
Whole Foods Market, Inc.	4,143	359,405

		7,083,118

Forest Products & Paper — 0.2%
International Paper Co.	10,967	510,843
MeadWestvaco Corp.	3,999	145,164

		656,007

Gas — 0.3%
AGL Resources, Inc.	2,600	109,070
CenterPoint Energy, Inc.	10,322	247,315
NiSource, Inc.	7,865	230,759
Sempra Energy	5,698	455,498

		1,042,642

Hand & Machine Tools — 0.1%
Snap-On, Inc.	1,328	109,825
Stanley Black & Decker, Inc.	3,940	319,022

		428,847

Healthcare Products — 1.8%
Baxter International, Inc.	13,275	964,296
Becton, Dickinson & Co.	4,675	446,977
Boston Scientific Corp.*	31,948	249,514

	Number of Shares	Value†

Healthcare Products — (continued)
C.R. Bard, Inc.	1,942	$195,715
CareFusion Corp.*	5,241	183,383
Covidien PLC	11,700	793,728
DENTSPLY International, Inc.	3,200	135,744
Edwards Lifesciences Corp.*	2,600	213,616
Hospira, Inc.*	3,912	128,431
Intuitive Surgical, Inc.*	1,007	494,628
Medtronic, Inc.	25,173	1,182,124
Patterson Cos., Inc.	1,974	75,091
St. Jude Medical, Inc.	7,330	296,425
Stryker Corp.	7,381	481,536
Varian Medical Systems, Inc.*	2,657	191,304
Zimmer Holdings, Inc.	4,029	303,061

		6,335,573

Healthcare Services — 1.1%
Aetna, Inc.	7,985	408,193
Cigna Corp.	7,194	448,690
Coventry Health Care, Inc.	3,367	158,350
DaVita HealthCare Partners, Inc.*	2,149	254,850
Humana, Inc.	3,710	256,398
Laboratory Corp. of America Holdings*	2,177	196,365
Quest Diagnostics, Inc.	3,987	225,066
Tenet Healthcare Corp.*	2,343	111,480
UnitedHealth Group, Inc.	25,141	1,438,317
WellPoint, Inc.	7,595	503,017

		4,000,726

Home Builders — 0.1%
D.R. Horton, Inc.*	6,376	154,937
Lennar Corp., Class A	4,036	167,413
PulteGroup, Inc.*	8,034	162,608

		484,958

Home Furnishings — 0.1%
Harman International Industries, Inc.	1,438	64,178
Whirlpool Corp.	1,969	233,248

		297,426

Household Products & Wares — 0.4%
Avery Dennison Corp.	2,183	94,022
Kimberly-Clark Corp.	9,487	929,536
The Clorox Co.	3,297	291,884

		1,315,442

Housewares — 0.1%
Newell Rubbermaid, Inc.	7,317	190,974

Insurance — 4.1%
ACE Ltd.	8,400	747,348
Aflac, Inc.	11,200	582,624
American International Group, Inc.*	36,285	1,408,584
AON PLC	7,744	476,256
Assurant, Inc.	2,073	93,306
Berkshire Hathaway, Inc., Class B*	44,750	4,662,950
Chubb Corp.	6,451	564,656
Cincinnati Financial Corp.	3,692	174,225
Genworth Financial, Inc., Class A*	11,369	113,690
Hartford Financial Services Group, Inc.	11,357	293,010
Lincoln National Corp.	6,573	214,345

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Loews Corp.	7,625	$336,034
Marsh & McLennan Cos., Inc.	13,609	516,734
MetLife, Inc.	27,085	1,029,772
Principal Financial Group, Inc.	7,065	240,422
Prudential Financial, Inc.	11,230	662,458
The Allstate Corp.	11,876	582,755
The Progressive Corp.	13,856	350,141
The Travelers Cos., Inc.	9,431	793,996
Torchmark Corp.	2,235	133,653
Unum Group	6,676	188,597
XL Group PLC	6,749	204,495

		14,370,051

Internet — 3.4%
Amazon.com, Inc.*	8,975	2,391,748
eBay, Inc.*	28,628	1,552,210
Expedia, Inc.	2,094	125,661
F5 Networks, Inc.*	1,800	160,344
Google, Inc., Class A*	6,560	5,208,837
Netflix, Inc.*	1,400	265,174
priceline.com, Inc.*	1,252	861,288
Symantec Corp.*	16,538	408,158
TripAdvisor, Inc.*	2,894	151,993
VeriSign, Inc.*	3,609	170,633
Yahoo!, Inc.*	24,517	576,885

		11,872,931

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	2,278	72,235
Cliffs Natural Resources, Inc.	3,100	58,931
Nucor Corp.	7,735	356,970
United States Steel Corp.	3,203	62,459

		550,595

Leisure Time — 0.2%
Carnival Corp.	11,045	378,844
Harley-Davidson, Inc.	5,628	299,972

		678,816

Lodging — 0.3%
Marriott International, Inc., Class A	6,185	261,192
Starwood Hotels & Resorts Worldwide, Inc.*	4,752	302,845
Wyndham Worldwide Corp.	3,160	203,757
Wynn Resorts Ltd.	2,000	250,320

		1,018,114

Machinery — Construction & Mining — 0.4%
Caterpillar, Inc.	16,028	1,393,955
Joy Global, Inc.	2,700	160,704

		1,554,659

Machinery — Diversified — 0.6%
Cummins, Inc.	4,374	506,553
Deere & Co.	9,532	819,561
Flowserve Corp.	1,300	218,023
Rockwell Automation, Inc.	3,271	282,451
Roper Industries, Inc.*	2,600	331,006
Xylem, Inc.	4,054	111,728

		2,269,322

	Number of Shares	Value†

Media — 3.5%
Cablevision Systems Corp., Class A	5,000	$74,800
CBS Corp., Class B	14,725	687,510
Comcast Corp., Class A	65,134	2,736,279
DIRECT TV*	14,419	816,260
Discovery Communications, Inc., Class A*	6,100	480,314
Gannett Co., Inc.	5,374	117,529
News Corp., Class A	48,860	1,491,207
Scripps Networks Interactive, Inc., Class A	2,056	132,283
The McGraw-Hill Cos., Inc.	6,886	358,623
The Walt Disney Co.*	44,576	2,531,917
The Washington Post Co., Class B	163	72,861
Time Warner Cable, Inc.	7,096	681,642
Time Warner, Inc.	23,104	1,331,253
Viacom, Inc., Class B	11,381	700,728

		12,213,206

Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.	3,525	668,411

Mining — 0.4%
Alcoa, Inc.	25,948	221,077
Freeport-McMoRan Copper & Gold, Inc.	23,496	777,717
Newmont Mining Corp.	12,383	518,724

		1,517,518

Miscellaneous Manufacturing — 3.0%
3M Co.	15,680	1,666,941
Danaher Corp.	14,068	874,326
Dover Corp.	4,105	299,172
General Electric Co.	256,325	5,926,234
Illinois Tool Works, Inc.	11,019	671,498
Ingersoll-Rand PLC	6,800	374,068
Leggett & Platt, Inc.	3,354	113,298
Pall Corp.	2,645	180,839
Parker Hannifin Corp.	3,781	346,264
Textron, Inc.	6,876	204,974

		10,657,614

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	4,261	63,319
Xerox Corp.	31,055	267,073

		330,392

Oil & Gas — 8.5%
Anadarko Petroleum Corp.	12,359	1,080,795
Apache Corp.	9,723	750,227
Cabot Oil & Gas Corp.	5,044	341,025
Chesapeake Energy Corp.	15,010	306,354
Chevron Corp.	47,770	5,676,031
ConocoPhillips	29,780	1,789,778
Denbury Resources, Inc.*	8,500	158,525
Devon Energy Corp.	9,229	520,700
Diamond Offshore Drilling, Inc.	1,600	111,296
Ensco PLC ADR,Class A	5,800	348,000
EOG Resources, Inc.	6,758	865,497
EQT Corp.	3,600	243,900
Exxon Mobil Corp.	110,365	9,944,990
Helmerich & Payne, Inc.	2,400	145,680
Hess Corp.	7,397	529,699

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Marathon Oil Corp.	17,051	$574,960
Marathon Petroleum Corp.	8,025	719,040
Murphy Oil Corp.	4,717	300,614
Newfield Exploration Co.*	2,900	65,018
Noble Corp.	6,400	244,160
Noble Energy, Inc.	4,469	516,884
Occidental Petroleum Corp.	19,858	1,556,271
Phillips 66	15,240	1,066,343
Pioneer Natural Resources Co.	3,400	422,450
QEP Resources, Inc.	4,590	146,146
Range Resources Corp.	3,923	317,920
Southwestern Energy Co.*	8,490	316,337
Tesoro Corp.	3,494	204,574
Valero Energy Corp.	13,540	615,935
WPX Energy, Inc.*	4,344	69,591

		29,948,740

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	11,228	521,091
Cameron International Corp.*	6,339	413,303
FMC Technologies, Inc.*	6,200	337,218
Halliburton Co.	22,969	928,177
Nabors Industries Ltd.	6,108	99,072
National Oilwell Varco, Inc.	10,423	737,427
Rowan Cos., Inc., Class A*	3,203	113,258
Schlumberger Ltd.	32,559	2,438,344

		5,587,890

Packaging and Containers — 0.1%
Ball Corp.	3,726	177,283
Bemis Co., Inc.	2,549	102,878
Owens-Illinois, Inc.*	4,000	106,600
Sealed Air Corp.	5,033	121,345

		508,106

Pharmaceuticals — 7.0%
Abbott Laboratories	38,896	1,373,807
AbbVie, Inc.	39,296	1,602,491
Actavis, Inc.*	3,243	298,713
Allergan, Inc.	7,616	850,174
AmerisourceBergen Corp.	6,000	308,700
Bristol-Myers Squibb Co.	40,097	1,651,595
Cardinal Health, Inc.	8,182	340,535
Eli Lilly & Co.	24,454	1,388,743
Express Scripts Holding Co.*	20,164	1,162,454
Forest Laboratories, Inc.*	6,062	230,598
Johnson & Johnson	68,941	5,620,760
McKesson Corp.	5,625	607,275
Mead Johnson Nutrition Co.	5,068	392,517
Merck & Co., Inc.	74,454	3,293,100
Mylan, Inc.*	9,756	282,339
Perrigo Co.	2,100	249,333
Pfizer, Inc.	176,556	5,095,406

		24,748,540

Pipelines — 0.5%
Kinder Morgan, Inc.	15,636	604,800
ONEOK, Inc.	4,800	228,816
Spectra Energy Corp.	16,384	503,808

	Number of Shares	Value†

Pipelines — (continued)
The Williams Cos., Inc.	16,434	$615,618

		1,953,042

Real Estate — 0.1%
CBRE Group, Inc., Class A*	8,201	207,075

Retail — 6.3%
Abercrombie & Fitch Co., Class A	1,900	87,780
AutoNation, Inc.*	1,219	53,331
AutoZone, Inc.*	941	373,361
Bed Bath & Beyond, Inc.*	5,366	345,678
Best Buy Co., Inc.	6,468	143,266
CarMax, Inc.*	5,200	216,840
Chipotle Mexican Grill, Inc.*	800	260,696
Costco Wholesale Corp.	10,677	1,132,936
CVS Caremark Corp.	30,367	1,669,881
Darden Restaurants, Inc.	2,940	151,939
Dollar General Corp.*	7,400	374,292
Dollar Tree, Inc.*	5,400	261,522
Family Dollar Stores, Inc.	2,733	161,384
GameStop Corp., Class A	3,164	88,497
J.C. Penney Co., Inc.*	3,144	47,506
Kohl’s Corp.	5,801	267,600
L Brands, Inc.	6,060	270,640
Lowe’s Cos., Inc.	28,240	1,070,861
Macy’s, Inc.	9,927	415,346
McDonald’s Corp.	24,578	2,450,181
Nordstrom, Inc.	3,737	206,394
O’Reilly Automotive, Inc.*	2,900	297,395
PetSmart, Inc.	2,600	161,460
PVH Corp.	1,900	202,939
Ross Stores, Inc.	5,200	315,224
Staples, Inc.	15,337	205,976
Starbucks Corp.	18,244	1,039,178
Target Corp.	16,032	1,097,390
The Gap, Inc.	7,582	268,403
The Home Depot, Inc.	36,604	2,554,227
Tiffany & Co.	2,764	192,209
TJX Cos., Inc.	18,118	847,016
Urban Outfitters, Inc.*	2,500	96,850
Wal-Mart Stores, Inc.	41,247	3,086,513
Walgreen Co.	20,879	995,511
Yum! Brands, Inc.	10,969	789,110

		22,199,332

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	11,257	97,261
People’s United Financial, Inc.	7,700	103,488

		200,749

Semiconductors — 2.7%
Advanced Micro Devices, Inc.*	13,368	34,088
Altera Corp.	7,465	264,784
Analog Devices, Inc.	7,176	333,612
Applied Materials, Inc.	29,321	395,247
Broadcom Corp., Class A	12,808	444,053
Intel Corp.	121,975	2,665,154
KLA-Tencor Corp.	4,127	217,658

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Lam Research Corp.*	4,459	$184,870
Linear Technology Corp.	6,141	235,630
LSI Corp.*	12,772	86,594
Microchip Technology, Inc.	5,018	184,462
Micron Technology, Inc.*	26,886	268,322
NVIDIA Corp.	15,854	203,248
QUALCOMM, Inc.	42,399	2,838,613
Teradyne, Inc.*	4,957	80,403
Texas Instruments, Inc.	26,793	950,616
Xilinx, Inc.	6,364	242,914

		9,630,268

Software — 3.5%
Adobe Systems, Inc.*	12,305	535,390
Akamai Technologies, Inc.*	3,891	137,313
Autodesk, Inc.*	5,681	234,284
BMC Software, Inc.*	3,837	177,768
CA, Inc.	8,439	212,410
Cerner Corp.*	3,800	360,050
Citrix Systems, Inc.*	4,391	316,855
Electronic Arts, Inc.*	7,730	136,821
Fidelity National Information Services, Inc.	7,659	303,450
Fiserv, Inc.*	3,207	281,671
Intuit, Inc.	6,792	445,895
Microsoft Corp.	185,615	5,310,445
Oracle Corp.	90,917	2,940,256
Red Hat, Inc.*	4,600	232,576
Salesforce.com, Inc.*	3,300	590,139
The Dun & Bradstreet Corp.	1,100	92,015

		12,307,338

Telecommunications — 4.0%
AT&T, Inc.	135,243	4,962,066
CenturyLink, Inc.	14,926	524,350
Cisco Systems, Inc.	131,580	2,751,338
Corning, Inc.	37,515	500,075
Crown Castle International Corp.*	7,100	494,444
Frontier Communications Corp.	21,472	85,459
Harris Corp.	2,600	120,484
JDS Uniphase Corp.*	6,196	82,841
Juniper Networks, Inc.*	12,071	223,796
MetroPCS Communications, Inc.*	6,400	69,760
Motorola Solutions, Inc.	6,746	431,946
Sprint Nextel Corp.*	71,383	443,288
Verizon Communications, Inc.	70,476	3,463,895
Windstream Corp.	13,351	106,141

		14,259,883

Textiles — 0.0%
Cintas Corp.	2,455	108,339

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,612	114,771
Mattel, Inc.	8,881	388,899

		503,670

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	3,739	222,321
CSX Corp.	24,966	614,912

	Number of Shares	Value†

Transportation — (continued)
Expeditors International of Washington, Inc.	4,973	$177,586
FedEx Corp.	7,166	703,701
Norfolk Southern Corp.	7,852	605,232
Ryder System, Inc.	1,125	67,219
Union Pacific Corp.	11,610	1,653,380
United Parcel Service, Inc., Class B	17,574	1,509,607

		5,553,958

TOTAL COMMON STOCKS (Cost $253,885,380)		336,995,911

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Apartments — 0.2%
Apartment Investment & Management Co., Class A	3,662	112,277
AvalonBay Communities, Inc.	2,692	340,996
Equity Residential	7,892	434,533

		887,806

Diversified — 0.5%
American Tower Corp.*	9,859	758,354
Plum Creek Timber Co., Inc.	3,847	200,813
Vornado Realty Trust	4,387	366,929
Weyerhaeuser Co.	13,608	427,019

		1,753,115

Healthcare — 0.4%
HCP, Inc.	11,440	570,398
Health Care REIT, Inc.	6,700	454,997
Ventas, Inc.	7,253	530,920

		1,556,315

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	17,176	300,408

Industrial — 0.1%
ProLogis, Inc.	11,399	455,732

Office Property — 0.1%
Boston Properties, Inc.	3,742	378,167

Regional Malls — 0.4%
Simon Property Group, Inc.	7,828	1,241,208

Storage & Warehousing — 0.2%
Public Storage	3,516	535,557

Strip Centers — 0.1%
Kimco Realty Corp.	9,564	214,234

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,352,820)		7,322,542

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.2%
U S Treasury Bills
0.055%, 04/04/13	$300	299,997
0.070%, 04/04/13	135	134,999

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Index 500 Fund

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — (continued)
0.090%, 06/06/13	$275	$274,974

TOTAL U.S. TREASURY OBLIGATIONS (Cost $709,948)		709,970

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $8,128,470)	8,128,470	8,128,470

TOTAL INVESTMENTS — 100.0% (Cost $268,076,618)(a)		$353,156,893

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $274,830,351. Net unrealized appreciation was $78,326,542. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $111,527,045 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $33,200,503.

ADR — American Depository Receipt.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Index 500 Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$336,995,911	$336,995,911	$—	$—
REAL ESTATE INVESTMENT TRUSTS	7,322,542	7,322,542	—	—
U.S. TREASURY OBLIGA- TIONS	709,970	—	709,970	—
SHORT-TERM INVEST-MENTS	8,128,470	8,128,470	—	—

TOTAL INVEST- MENTS	$353,156,893	$352,446,923	$709,970	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Mid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 99.5%
Aerospace & Defense — 1.2%
BE Aerospace, Inc.*	22,170	$1,336,629

Airlines — 1.6%
Delta Air Lines, Inc.*	106,550	1,759,140

Apparel — 5.1%
Michael Kors Holdings Ltd.*	38,320	2,176,193
Ralph Lauren Corp.	10,790	1,826,855
VF Corp.	9,730	1,632,207

		5,635,255

Auto Parts & Equipment — 1.9%
BorgWarner, Inc.*	26,800	2,072,712

Banks — 1.0%
Signature Bank*	14,060	1,107,366

Beverages — 1.4%
Beam, Inc.	23,740	1,508,440

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.*	14,590	1,344,323
Ariad Pharmaceuticals, Inc.*	16,130	291,792
Regeneron Pharmaceuticals, Inc.*	10,650	1,878,660

		3,514,775

Chemicals — 3.9%
CF Industries Holdings, Inc.	4,560	868,087
Eastman Chemical Co.	24,120	1,685,264
PPG Industries, Inc.	12,960	1,735,863

		4,289,214

Commercial Services — 4.5%
Cardtronics, Inc.*	68,680	1,885,953
Equifax, Inc.	25,530	1,470,272
Robert Half International, Inc.	41,060	1,540,982

		4,897,207

Computers — 1.6%
Fusion-io, Inc.*	57,960	948,805
Stratasys Ltd.*	11,290	837,944

		1,786,749

Distribution & Wholesale — 1.6%
Fossil, Inc.*	10,380	1,002,708
WESCO International, Inc.*	11,010	799,436

		1,802,144

Diversified Financial Services — 4.7%
Affiliated Managers Group, Inc.*	11,850	1,819,805
IntercontinentalExchange, Inc.*	12,390	2,020,437
Raymond James Financial, Inc.	28,470	1,312,467

		5,152,709

Engineering & Construction — 0.7%
MasTec, Inc.*	26,690	778,014

Food — 2.2%
The Kroger Co.	73,930	2,450,040

	Number of Shares	Value†

Healthcare Products — 1.0%
Intuitive Surgical, Inc.*	2,270	$1,115,001

Healthcare Services — 3.0%
Covance, Inc.*	8,610	639,895
DaVita HealthCare Partners, Inc.*	11,760	1,394,619
HCA Holdings, Inc.	32,440	1,318,037

		3,352,551

Home Builders — 2.2%
Toll Brothers, Inc.*	71,990	2,464,938

Insurance — 2.8%
Brown & Brown, Inc.	57,060	1,828,202
Markel Corp.*	2,490	1,253,715

		3,081,917

Internet — 9.5%
F5 Networks, Inc.*	17,010	1,515,251
HomeAway, Inc.*	72,590	2,359,175
LinkedIn Corp., Class A*	12,090	2,128,565
MercadoLibre, Inc.	14,480	1,398,189
Splunk, Inc.*	37,180	1,488,315
TIBCO Software, Inc.*	38,260	773,617
TripAdvisor, Inc.*	14,230	747,360

		10,410,472

Leisure Time — 2.8%
Harley-Davidson, Inc.	30,650	1,633,645
Polaris Industries, Inc.	15,060	1,392,899

		3,026,544

Lodging — 3.3%
Starwood Hotels & Resorts Worldwide, Inc.	22,290	1,420,542
Wynn Resorts Ltd.	17,620	2,205,319

		3,625,861

Machinery — Construction & Mining — 1.3%
Joy Global, Inc.	24,330	1,448,122

Machinery — Diversified — 1.5%
Roper Industries, Inc.	12,790	1,628,295

Miscellaneous Manufacturing — 0.9%
Textron, Inc.	32,100	956,901

Oil & Gas — 4.6%
Cabot Oil & Gas Corp.	27,350	1,849,134
Cobalt International Energy, Inc.*	38,040	1,072,728
Concho Resources, Inc.*	22,450	2,187,303

		5,109,165

Oil & Gas Services — 1.1%
FMC Technologies, Inc.*	22,590	1,228,670

Packaging and Containers — 1.0%
Crown Holdings, Inc.*	27,160	1,130,128

Pharmaceuticals — 3.2%
Catamaran Corp.*	37,520	1,989,686
Onyx Pharmaceuticals, Inc.*	17,750	1,577,265

		3,566,951

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Mid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — 1.7%
CBRE Group, Inc., Class A*	75,590	$1,908,647

Retail — 6.7%
American Eagle Outfitters, Inc.	64,340	1,203,158
Dunkin’ Brands Group, Inc.	43,620	1,608,706
GNC Holdings, Inc., Class A	41,500	1,630,120
Tractor Supply Co.	18,120	1,886,836
Urban Outfitters, Inc.*	26,860	1,040,556

		7,369,376

Semiconductors — 8.6%
Avago Technologies Ltd.	51,620	1,854,190
Cavium, Inc.*	58,460	2,268,833
Maxim Integrated Products, Inc.	34,430	1,124,139
NXP Semiconductors N.V.*	89,520	2,708,875
Ultratech, Inc.*	37,320	1,475,260

		9,431,297

Software — 3.9%
Autodesk, Inc.*	36,370	1,499,899
Citrix Systems, Inc.*	25,840	1,864,614
ServiceNow, Inc.*	25,690	929,978

		4,294,491

Telecommunications — 4.3%
Allot Communications Ltd.*	59,590	711,505
Ciena Corp.*	116,310	1,862,123
Palo Alto Networks, Inc.*	10,460	592,036
SBA Communications Corp., Class A*	21,770	1,567,875

		4,733,539

Transportation — 1.5%
Genesee & Wyoming, Inc., Class A*	17,370	1,617,321

TOTAL COMMON STOCKS (Cost $92,480,855)		109,590,581

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $515,828)	515,828	515,828

TOTAL INVESTMENTS — 100.0% (Cost $92,996,683)(a)		$110,106,409

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $93,208,428. Net unrealized appreciation was $16,897,981. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $18,851,422 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,953,441.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Mid Cap Growth Fund

Country Weightings as of 03/31/2013††
United States	95%
Hong Kong	2
Netherlands	2
Israel	1

Total	100%

††	% of total investments as of March 31, 2013

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Mid Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobse- rvable Input
COMMON STOCKS	$109,590,581	$109,590,581	$—	$—
SHORT-TERM INVESTMENTS	515,828	515,828	—	—

TOTAL INVESTMENTS	$110,106,409	$110,106,409	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Mid Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 89.0%
Aerospace & Defense — 5.4%
General Dynamics Corp.	41,550	$2,929,690
Rockwell Collins, Inc.	47,700	3,010,824
Spirit Aerosystems Holdings, Inc., Class A*	99,600	1,891,404

		7,831,918

Auto Parts & Equipment — 1.1%
Lear Corp.	28,500	1,563,795

Banks — 6.2%
BB&T Corp.	49,000	1,538,110
Comerica, Inc.	49,500	1,779,525
Huntington Bancshares, Inc.	317,200	2,344,108
State Street Corp.	55,800	3,297,222

		8,958,965

Chemicals — 2.3%
Agrium, Inc.	13,500	1,316,250
Ashland, Inc.	25,800	1,916,940

		3,233,190

Commercial Services — 4.8%
The Brink’s Co.	83,600	2,362,536
The Western Union Co.	187,000	2,812,480
Tyco International Ltd.	54,700	1,750,400

		6,925,416

Electric — 5.0%
NV Energy, Inc.	126,300	2,529,789
Pinnacle West Capital Corp.	43,100	2,495,059
The AES Corp.	174,300	2,190,951

		7,215,799

Electronics — 3.2%
Dolby Laboratories, Inc., Class A*	74,800	2,510,288
Flextronics International Ltd.*	300,000	2,028,000

		4,538,288

Energy-Alternate Sources — 1.8%
Covanta Holding Corp.	129,400	2,607,410

Engineering & Construction — 2.0%
KBR, Inc.	88,800	2,848,704

Environmental Control — 2.0%
Republic Services, Inc.	86,200	2,844,600

Food — 3.6%
Safeway, Inc.	196,400	5,175,140

Gas — 3.6%
CenterPoint Energy, Inc.	130,400	3,124,384
Sempra Energy	25,950	2,074,443

		5,198,827

Healthcare Products — 6.1%
Covidien PLC	46,000	3,120,640
Hospira, Inc.*	75,600	2,481,948
Zimmer Holdings, Inc.	41,600	3,129,152

		8,731,740

	Number of Shares	Value†

Healthcare Services — 1.8%
Humana, Inc.	37,200	$2,570,892

Household Products & Wares — 1.9%
Avery Dennison Corp.	64,900	2,795,243

Internet — 2.6%
Symantec Corp.*	151,500	3,739,020

Lodging — 1.1%
Wyndham Worldwide Corp.	25,600	1,650,688

Media — 1.0%
Cablevision Systems Corp., Class A	92,000	1,376,320

Miscellaneous Manufacturing — 2.0%
ITT Corp.	100,400	2,854,372

Oil & Gas — 3.3%
Devon Energy Corp.	49,900	2,815,358
Energy Transfer Partners, L.P.	13,775	698,255
Southwestern Energy Co.*	34,200	1,274,292

		4,787,905

Oil & Gas Services — 1.6%
Cameron International Corp.*	36,100	2,353,720

Pharmaceuticals — 3.2%
Cardinal Health, Inc.	59,700	2,484,714
Omnicare, Inc.	53,200	2,166,304

		4,651,018

Retail — 10.7%
Best Buy Co., Inc.	212,100	4,698,015
CVS Caremark Corp.	58,200	3,200,418
Express, Inc.*	105,100	1,871,831
Kohl’s Corp.	60,900	2,809,317
Staples, Inc.	208,500	2,800,155

		15,379,736

Savings & Loans — 3.2%
BankUnited, Inc.	81,400	2,085,468
People’s United Financial, Inc.	181,800	2,443,392

		4,528,860

Software — 7.6%
Allscripts Healthcare Solutions, Inc.*	6,900	93,771
BMC Software, Inc.*	63,200	2,928,056
Fidelity National Information Services, Inc.	68,300	2,706,046
Nuance Communications, Inc.*	148,688	3,000,524
VeriFone Systems, Inc.*	103,600	2,142,448

		10,870,845

Telecommunications — 1.9%
Amdocs Ltd.	74,600	2,704,250

TOTAL COMMON STOCKS (Cost $107,102,909)		127,936,661

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Mid Cap Value Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 2.7%
Building & Real Estate — 1.2%
Starwood Property Trust, Inc.	62,600	$1,737,776

Real Estate Investment Trusts — 1.5%
Corrections Corporation of America	54,400	2,125,408

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,529,563)		3,863,184

SHORT-TERM INVESTMENTS — 8.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $12,007,093)	12,007,093	12,007,093

TOTAL INVESTMENTS — 100.0% (Cost $121,639,565)(a)		$143,806,938

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $121,639,565. Net unrealized appreciation was $22,167,373. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $22,958,061 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $790,688.
PLC	— Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Mid Cap Value Fund

Country Weightings as of 03/31/2013 †
United States	94%
Ireland	2
Singapore	2
Bermuda	1
Canada	1

Total	100%

††	% of total investments as of March 31, 2013

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Mid Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobse- rvable Input
COMMON STOCKS	$127,936,661	$127,936,661	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,863,184	3,863,184	—	—
SHORT-TERM INVESTMENTS	12,007,093	12,007,093	—	—

TOTAL INVESTMENTS	$143,806,938	$143,806,938	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — 91.1%
Advertising — 1.8%
The Interpublic Group of Cos., Inc.	87,700	$1,142,731

Aerospace & Defense — 1.1%
Esterline Technologies Corp.*	9,200	696,440

Agriculture — 1.4%
Bunge Ltd.	12,700	937,641

Banks — 8.4%
CIT Group, Inc.*	26,100	1,134,828
City National Corp.	9,800	577,318
Comerica, Inc.	20,700	744,165
Fifth Third Bancorp	43,000	701,330
M&T Bank Corp.	7,100	732,436
Signature Bank*	3,800	299,288
SunTrust Banks, Inc.	27,900	803,799
Zions Bancorporation	17,000	424,830

		5,417,994

Beverages — 0.5%
Beam, Inc.	5,600	355,824

Biotechnology — 1.0%
Life Technologies Corp.*	9,600	620,448

Chemicals — 4.5%
Ashland, Inc.	11,700	869,310
Axiall Corp.	9,900	615,384
Celanese Corp., Series A	5,200	229,060
CF Industries Holdings, Inc.	1,700	323,629
Chemtura Corp.*	25,900	559,699
International Flavors & Fragrances, Inc.	4,200	322,014

		2,919,096

Commercial Services — 1.2%
Hertz Global Holdings, Inc.*	14,500	322,770
Monster Worldwide, Inc.*	27,900	141,453
Tyco International Ltd.	10,900	348,800

		813,023

Computers — 1.1%
NCR Corp.*	12,000	330,720
NetApp, Inc.*	11,600	396,256

		726,976

Cosmetics & Personal Care — 0.4%
Avon Products, Inc.	12,400	257,052

Distribution & Wholesale — 2.0%
Arrow Electronics, Inc.*	14,700	597,114
WESCO International, Inc.*	9,700	704,317

		1,301,431

Diversified Financial Services — 3.4%
Affiliated Managers Group, Inc.*	3,700	568,209
Discover Financial Services	3,400	152,456
Lazard Ltd., Class A	8,300	283,279
Raymond James Financial, Inc.	17,600	811,360
TD Ameritrade Holding Corp.	19,800	408,276

		2,223,580

	Number of Shares	Value†

Diversified Operations — 2.1%
Eaton Corp. PLC	13,800	$845,250
Pentair, Inc.	9,400	495,850

		1,341,100

Electric — 6.0%
CMS Energy Corp.	28,100	785,114
Edison International	14,600	734,672
ITC Holdings Corp.	3,800	339,188
NV Energy, Inc.	31,500	630,945
PG&E Corp.	7,400	329,522
PPL Corp.	23,100	723,261
Wisconsin Energy Corp.	7,700	330,253

		3,872,955

Electronics — 2.0%
Agilent Technologies, Inc.	5,211	218,706
PerkinElmer, Inc.	14,100	474,324
TE Connectivity Ltd.	14,600	612,178

		1,305,208

Engineering & Construction — 3.2%
Jacobs Engineering Group, Inc.*	18,700	1,051,688
URS Corp.	22,200	1,052,502

		2,104,190

Food — 0.8%
Kellogg Co.	5,300	341,479
Pinnacle Foods, Inc.*	9,000	199,890

		541,369

Forest Products & Paper — 0.9%
International Paper Co.	12,200	568,276

Hand & Machine Tools — 0.5%
Kennametal, Inc.	8,400	327,936

Healthcare Products — 0.5%
Hologic, Inc.*	14,400	325,440

Healthcare Services — 5.6%
Cigna Corp.	16,000	997,920
Community Health Systems, Inc.*	17,300	819,847
DaVita HealthCare Partners, Inc.*	3,200	379,488
Humana, Inc.	6,200	428,482
Laboratory Corp. of America Holdings*	6,100	550,220
Universal Health Services, Inc., Class B	7,000	447,090

		3,623,047

Household Products & Wares — 1.0%
Tupperware Brands Corp.	8,200	670,268

Insurance — 9.6%
ACE Ltd.	9,800	871,906
Brown & Brown, Inc.	10,400	333,216
Everest Re Group Ltd.	6,600	857,076
Hartford Financial Services Group, Inc.	36,200	933,960
Lincoln National Corp.	19,100	622,851
Marsh & McLennan Cos., Inc.	12,700	482,219
PartnerRe Ltd.	6,800	633,148
The Allstate Corp.	11,800	579,026

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
XL Group PLC	29,000	$878,700

		6,192,102

Investment Companies — 1.2%
Ares Capital Corp.	41,400	749,340

Iron & Steel — 2.2%
Allegheny Technologies, Inc.	19,800	627,858
Reliance Steel & Aluminum Co.	10,900	775,753

		1,403,611

Leisure Time — 0.5%
Harley-Davidson, Inc.	6,000	319,800

Lodging — 0.5%
Hyatt Hotels Corp., Class A*	8,300	358,809

Machinery — Diversified — 0.9%
IDEX Corp.	11,000	587,620

Media — 0.5%
Discovery Communications, Inc., Class A*	4,000	314,960

Miscellaneous Manufacturing — 1.6%
Dover Corp.	9,400	685,072
Textron, Inc.	11,700	348,777

		1,033,849

Oil & Gas — 4.7%
Atwood Oceanics, Inc.*	7,300	383,542
Noble Energy, Inc.	5,200	601,432
QEP Resources, Inc.	20,200	643,168
Range Resources Corp.	4,000	324,160
Tesoro Corp.	4,600	269,330
Valero Energy Corp.	17,800	809,722

		3,031,354

Oil & Gas Services — 3.0%
Cameron International Corp.*	6,200	404,240
Nabors Industries Ltd.	20,000	324,400
Rowan Cos., Inc., Class A	11,800	417,248
Superior Energy Services, Inc.*	31,400	815,458

		1,961,346

Packaging and Containers — 1.8%
Ball Corp.	6,300	299,754
Rock-Tenn Co., Class A	7,200	668,088
Sealed Air Corp.	9,700	233,867

		1,201,709

Pharmaceuticals — 2.7%
Actavis, Inc.*	8,600	792,146
Mylan, Inc.*	32,100	928,974

		1,721,120

Real Estate — 1.8%
Jones Lang LaSalle, Inc.	11,600	1,153,156

Retail — 3.6%
Abercrombie & Fitch Co., Class A	12,500	577,500
Genesco, Inc.*	2,800	168,252
Macy’s, Inc.	19,100	799,144

	Number of Shares	Value†

Retail — (continued)
Pier 1 Imports, Inc.	19,500	$448,500
Tiffany & Co.	4,600	319,884

		2,313,280

Semiconductors — 2.4%
Analog Devices, Inc.	14,900	692,701
Broadcom Corp., Class A	9,900	343,233
NXP Semiconductors N.V.*	6,500	196,690
Xilinx, Inc.	8,100	309,177

		1,541,801

Software — 1.9%
Adobe Systems, Inc.*	7,500	326,325
Fidelity National Information Services, Inc.	22,300	883,526

		1,209,851

Telecommunications — 1.4%
Anixter International, Inc.*	12,700	887,984

Transportation — 1.4%
Ryder System, Inc.	9,000	537,750
Tidewater, Inc.	7,600	383,800

		921,550

TOTAL COMMON STOCKS (Cost $47,492,741)		58,995,267

REAL ESTATE INVESTMENT TRUSTS — 5.9%
Apartments — 0.6%
American Campus Communities, Inc.	4,500	204,030
Camden Property Trust	2,400	164,832

		368,862

Diversified — 2.3%
Liberty Property Trust	15,500	616,125
Vornado Realty Trust	6,300	526,932
Weyerhaeuser Co.	10,800	338,904

		1,481,961

Healthcare — 0.8%
Ventas, Inc.	7,000	512,400

Office Property — 1.2%
Alexandria Real Estate Equities, Inc.	3,800	269,724
BioMed Realty Trust, Inc.	16,300	352,080
Brandywine Realty Trust	11,200	166,320

		788,124

Regional Malls — 0.8%
The Macerich Co.	8,200	527,916

Strip Centers — 0.2%
Weingarten Realty Investors	5,200	164,060

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,563,854)		3,843,323

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,958,073)	1,958,073	$1,958,073

TOTAL INVESTMENTS — 100.0% (Cost $53,014,668)(a)		$64,796,663

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $53,177,109. Net unrealized appreciation was 11,619,554. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $11,956,715 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $337,161.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Mid Core Value Fund

Country Weightings as of 03/31/2013††
United States	91%
Bermuda	5
Ireland	2
Switzerland	2

Total	100%

††	% of total investments as of March 31, 2013

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Mid Core Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$58,995,267	$58,995,267	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,843,323	3,843,323	—	—
SHORT-TERM INVESTMENTS	1,958,073	1,958,073	—	—

TOTAL INVESTMENTS	$64,796,663	$64,796,663	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

SMID Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 96.3%
Aerospace & Defense — 3.3%
TransDigm Group, Inc.*	5,480	$838,002
Triumph Group, Inc.	9,170	719,845

		1,557,847

Airlines — 1.7%
Copa Holdings S.A., Class A	6,840	818,132

Apparel — 1.4%
Under Armour, Inc., Class A*	12,830	656,896

Auto Manufacturers — 1.2%
Tesla Motors, Inc.*	15,086	571,608

Auto Parts & Equipment — 0.8%
BorgWarner, Inc.*	4,640	358,858

Banks — 0.4%
Texas Capital Bancshares, Inc.*	5,040	203,868

Beverages — 1.4%
Constellation Brands, Inc., Class A*	14,180	675,535

Biotechnology — 1.1%
Cubist Pharmaceuticals, Inc.*	11,297	528,925

Building Materials — 3.3%
Fortune Brands Home & Security, Inc.*	17,160	642,299
Headwaters, Inc.*	46,847	510,632
Owens Corning*	9,930	391,540

		1,544,471

Chemicals — 1.7%
Airgas, Inc.	8,060	799,230

Commercial Services — 13.7%
Alliance Data Systems Corp.*	6,380	1,032,858
Corelogic, Inc.*	12,457	322,138
CoStar Group, Inc.*	5,420	593,273
Hertz Global Holdings, Inc.*	36,760	818,278
Quanta Services, Inc.*	23,130	661,055
Team Health Holdings, Inc.*	17,360	631,557
The Advisory Board Co.*	12,790	671,731
Vantiv, Inc.*	27,650	656,411
Verisk Analytics, Inc.*	11,980	738,327
Zillow, Inc. Class A*	6,500	355,355

		6,480,983

Computers — 1.7%
Fortinet, Inc.*	15,314	362,636
Stratasys Ltd.*	5,679	421,495

		784,131

Distribution & Wholesale — 1.2%
WESCO International, Inc.*	7,450	540,944

Diversified Financial Services — 3.0%
Affiliated Managers Group, Inc.*	4,670	717,172
IntercontinentalExchange, Inc.*	4,160	678,371

		1,395,543

	Number of Shares	Value†

Electronics — 1.3%
FEI Co.	9,620	$620,971

Environmental Control — 1.5%
Clean Harbors, Inc.*	12,179	707,478

Food — 1.4%
Annie’s, Inc.*	11,716	448,254
Boulder Brands Inc*	20,780	186,604

		634,858

Hand & Machine Tools — 0.7%
Regal-Beloit Corp.	4,064	331,460

Healthcare Products — 5.9%
Align Technology, Inc.*	12,150	407,147
Bruker Corp.*	32,510	620,941
Cepheid, Inc.*	11,438	438,876
HeartWare International, Inc.*	2,640	233,455
Sirona Dental Systems, Inc.*	7,110	524,220
Thoratec Corp.*	8,948	335,550
Wright Medical Group, Inc.*	9,890	235,481

		2,795,670

Household Products & Wares — 0.3%
Jarden Corp.*	3,176	136,092

Internet — 6.8%
Angie’s List, Inc.*	21,750	429,780
BroadSoft, Inc.*	16,266	430,561
ExactTarget, Inc.*	23,416	544,890
Expedia, Inc.	10,310	618,703
MercadoLibre, Inc.	4,080	393,965
Rackspace Hosting, Inc.*	4,810	242,809
Splunk, Inc.*	13,188	527,916

		3,188,624

Machinery — Diversified — 4.0%
Chart Industries, Inc.*	6,400	512,064
Graco, Inc.	11,580	671,987
Wabtec Corp.	7,040	718,855

		1,902,906

Media — 1.0%
AMC Networks, Inc. Class A*	7,700	486,486

Miscellaneous Manufacturing — 1.6%
Colfax Corp.*	11,056	514,546
Movado Group, Inc.	7,420	248,719

		763,265

Oil & Gas — 3.5%
Cabot Oil & Gas Corp.	6,740	455,691
Gulfport Energy Corp.*	8,120	372,140
Oasis Petroleum, Inc.*	9,080	345,676
PDC Energy, Inc.*	9,630	477,359

		1,650,866

Pharmaceuticals — 6.7%
Achillion Pharmaceuticals, Inc.*	25,350	221,559
Auxilium Pharmaceuticals, Inc.*	17,090	295,315
BioMarin Pharmaceutical, Inc.*	9,791	609,588

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

SMID Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Catamaran Corp.*	15,230	$807,647
Onyx Pharmaceuticals, Inc.*	7,890	701,105
Orexigen Therapeutics, Inc.*	35,340	220,875
Santarus, Inc.*	11,590	200,855
Synageva Biopharma Corp.*	2,290	125,767

		3,182,711

Real Estate — 1.6%
CBRE Group, Inc., Class A*	29,920	755,480

Retail — 7.3%
Chico’s FAS, Inc.	30,530	512,904
DSW, Inc., Class A	8,928	569,606
GNC Holdings, Inc., Class A	16,034	629,816
Lumber Liquidators Holdings, Inc.*	7,370	517,521
Panera Bread Co., Class A*	2,885	476,717
PVH Corp.	7,080	756,215

		3,462,779

Semiconductors — 0.6%
EZchip Semiconductor Ltd.*	10,760	259,639

Software — 8.8%
ACI Worldwide, Inc.*	13,720	670,359
Aspen Technology, Inc.*	31,880	1,029,405
athenahealth, Inc.*	4,910	476,466
CommVault Systems, Inc.*	9,970	817,341
Guidewire Software, Inc.*	16,750	643,870
ServiceNow, Inc.*	14,255	516,031

		4,153,472

Telecommunications — 4.3%
IPG Photonics Corp.*	9,970	662,108
SBA Communications Corp., Class A*	18,946	1,364,491

		2,026,599

Toys, Games & Hobbies — 0.9%
Leapfrog Enterprises, Inc.*	50,500	432,280

Transportation — 2.2%
Kansas City Southern	9,410	1,043,569

TOTAL COMMON STOCKS (Cost $36,420,887)		45,452,176

SHORT-TERM INVESTMENTS — 3.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,746,290)	1,746,290	1,746,290

TOTAL INVESTMENTS — 100.0% (Cost $38,167,177)(a)		$47,198,466

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $38,228,840. Net unrealized appreciation was $8,969,626. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $9,504,688 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $535,062.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

SMID Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
TOTAL COMMON STOCKS	$45,452,176	$45,452,176	$—	$—
SHORT-TERM INVESTMENTS	1,746,290	1,746,290	—	—

TOTAL INVESTMENTS	$47,198,466	$47,198,466	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

SMID Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 90.6%
Apparel — 1.4%
The Jones Group, Inc.	59,660	$758,875

Auto Parts & Equipment — 3.6%
Dana Holding Corp.	37,410	667,020
Lear Corp.	11,400	625,518
TRW Automotive Holdings Corp.*	12,390	681,450

		1,973,988

Banks — 9.0%
Associated Banc-Corp.	36,680	557,169
CapitalSource, Inc.	54,210	521,500
Comerica, Inc.	18,765	674,602
Huntington Bancshares, Inc.	99,320	733,975
Popular, Inc.*	25,769	711,482
Susquehanna Bancshares, Inc.	45,390	564,198
Webster Financial Corp.	11,590	281,173
Zions Bancorporation	32,510	812,425

		4,856,524

Beverages — 0.5%
Constellation Brands, Inc., Class A*	5,570	265,355

Building Materials — 1.5%
Fortune Brands Home & Security, Inc.*	21,710	812,605

Chemicals — 1.9%
Chemtura Corp.*	25,450	549,975
Huntsman Corp.	24,460	454,711

		1,004,686

Commercial Services — 0.9%
Convergys Corp.	27,280	464,578

Computers — 1.1%
Insight Enterprises, Inc.*	28,360	584,783

Distribution & Wholesale — 1.9%
Arrow Electronics, Inc.*	16,200	658,044
Ingram Micro, Inc., Class A*	19,580	385,334

		1,043,378

Diversified Financial Services — 2.7%
Aircastle Ltd.	40,590	555,271
E*Trade Financial Corp.*	36,330	389,095
Legg Mason, Inc.	15,880	510,542

		1,454,908

Electric — 2.2%
NV Energy, Inc.	30,400	608,912
PNM Resources, Inc.	25,430	592,265

		1,201,177

Electrical Components & Equipment — 2.5%
EnerSys*	13,900	633,562
General Cable Corp.*	20,110	736,629

		1,370,191

Electronics — 5.7%
AU Optronics Corp. ADR	89,550	385,065
Avnet, Inc.*	18,000	651,600
Flextronics International Ltd.*	48,550	328,198
Jabil Circuit, Inc.	31,290	578,239

	Number of Shares	Value†

Electronics — (continued)
TTM Technologies, Inc.*	45,830	$348,308
Vishay Intertechnology, Inc.*	58,830	800,676

		3,092,086

Engineering & Construction — 1.7%
Granite Construction, Inc.	10,220	325,405
Tutor Perini Corp.*	29,420	567,806

		893,211

Entertainment — 1.2%
Regal Entertainment Group, Class A	40,550	675,969

Food — 2.0%
Dole Food Co., Inc.*	38,750	422,375
Tyson Foods, Inc., Class A	27,440	681,061

		1,103,436

Gas — 2.1%
Atmos Energy Corp.	12,715	542,804
UGI Corp.	14,780	567,404

		1,110,208

Hand & Machine Tools — 0.9%
Kennametal, Inc.	12,910	504,006

Healthcare Services — 4.1%
Health Net, Inc.*	25,000	715,500
LifePoint Hospitals, Inc.*	14,060	681,348
Universal Health Services, Inc., Class B	12,780	816,258

		2,213,106

Home Builders — 3.6%
Meritage Homes Corp.*	14,730	690,248
NVR, Inc.*	585	631,864
PulteGroup, Inc.*	31,030	628,047

		1,950,159

Household Products & Wares — 0.8%
Avery Dennison Corp.	10,140	436,730

Housewares — 0.6%
Newell Rubbermaid, Inc.	12,690	331,209

Insurance — 8.4%
Aspen Insurance Holdings Ltd.	20,040	773,143
Fidelity National Financial, Inc., Class A	29,490	744,033
Platinum Underwriters Holdings Ltd.	12,780	713,252
Reinsurance Group of America, Inc.	7,905	471,691
Torchmark Corp.	10,420	623,116
Unum Group	22,115	624,749
Validus Holdings Ltd.	16,740	625,574

		4,575,558

Iron & Steel — 4.0%
Cliffs Natural Resources, Inc.	9,980	189,720
Commercial Metals Co.	42,200	668,870
Reliance Steel & Aluminum Co.	8,630	614,197
Steel Dynamics, Inc.	43,270	686,695

		2,159,482

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

SMID Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Leisure Time — 1.0%
Royal Caribbean Cruises Ltd.	16,890	$561,086

Lodging — 1.2%
MGM Resorts International*	50,820	668,283

Machinery — Construction & Mining — 1.4%
Terex Corp.*	21,300	733,146

Media — 0.6%
Gannett Co., Inc.	14,560	318,427

Metal Fabricate/Hardware — 1.4%
Timken Co.	13,450	761,001

Office Furnishings — 1.1%
Steelcase, Inc., Class A	40,340	594,208

Oil & Gas — 3.1%
Cimarex Energy Co.	10,250	773,260
Helmerich & Payne, Inc.	9,500	576,650
Stone Energy Corp.*	14,740	320,595

		1,670,505

Oil & Gas Services — 1.1%
Helix Energy Solutions Group, Inc.*	26,260	600,829

Retail — 3.2%
GameStop Corp., Class A	14,690	410,879
Office Depot, Inc.*	137,940	542,104
The Men’s Wearhouse, Inc.	22,980	767,992

		1,720,975

Savings & Loans — 1.0%
First Niagara Financial Group, Inc.	62,850	556,851

Semiconductors — 5.3%
Amkor Technology, Inc.*	40,100	160,400
Entegris, Inc.*	64,600	636,956
Lam Research Corp.*	15,010	622,315
MEMC Electronic Materials, Inc.*	84,450	371,580
Micron Technology, Inc.*	66,870	667,362
MKS Instruments, Inc.	14,670	399,024

		2,857,637

Telecommunications — 2.8%
Amdocs Ltd.	17,855	647,244
Anixter International, Inc.*	7,300	510,416
Harris Corp.	8,110	375,817

		1,533,477

Transportation — 3.1%
Bristow Group, Inc.	11,365	749,408
Con-way, Inc.	18,920	666,173
Teekay Corp.	7,890	283,725

		1,699,306

TOTAL COMMON STOCKS (Cost $38,968,204)		49,111,939

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 6.4%
Apartments — 1.2%
Camden Property Trust	4,690	$322,109
Mid-America Apartment Communities, Inc.	4,860	335,632

		657,741

Diversified — 1.2%
Plum Creek Timber Co., Inc.	12,710	663,462

Hotels & Resorts — 1.4%
RLJ Lodging Trust	33,480	762,005

Office Property — 2.0%
American Realty Capital Properties, Inc.	32,650	479,302
BioMed Realty Trust, Inc.	27,740	599,184

		1,078,486

Regional Malls — 0.6%
Glimcher Realty Trust	26,050	302,180

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,897,413)		3,463,874

SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,649,821)	1,649,821	1,649,821

TOTAL INVESTMENTS — 100.0% (Cost $43,515,438)(a)		$54,225,634

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $43,596,826. Net unrealized appreciation was $10,628,808. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $11,463,103 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $834,295.

ADR — American Depository Receipt.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

SMID Cap Value Fund

Country Weightings as of 03/31/2013††
United States	93%
Bermuda	3
Canada	1
Puerto Rico	1
Singapore	1
Taiwan	1
Total	100%

††	% of total investments as of March 31, 2013

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

SMID Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$49,111,939	$49,111,939	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,463,874	3,463,874	—	—
SHORT-TERM INVESTMENTS	1,649,821	1,649,821	—	—

TOTAL INVESTMENTS	$54,225,634	$54,225,634	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 94.0%
Apparel — 0.7%
Steven Madden Ltd.*	13,010	$561,251

Auto Manufacturers — 4.5%
Tesla Motors, Inc.*	55,075	2,086,792
Wabash National Corp.*	157,380	1,598,981

		3,685,773

Auto Parts & Equipment — 1.3%
Tenneco, Inc.*	27,035	1,062,746

Biotechnology — 6.6%
Amarin Corp. PLC*	234,145	1,735,014
Ariad Pharmaceuticals, Inc.*	73,810	1,335,223
Cubist Pharmaceuticals, Inc.*	14,410	674,676
Merrimack Pharmaceuticals Inc*	125,697	766,752
Myriad Genetics, Inc.*	32,040	813,816

		5,325,481

Chemicals — 1.2%
American Vanguard Corp.	31,735	969,187

Coal — 1.1%
Walter Energy, Inc.	31,765	905,302

Commercial Services — 12.3%
Acacia Research - Acacia Technologies*	77,350	2,333,649
American Public Education, Inc.*	38,576	1,345,917
FTI Consulting, Inc.*	32,375	1,219,242
H&E Equipment Services, Inc.	40,815	832,626
InterXion Holding N.V.*	25,085	607,559
Lender Processing Services, Inc.	78,665	2,002,811
Medifast, Inc.*	34,850	798,762
PHH Corp.*	37,500	823,500

		9,964,066

Distribution & Wholesale — 1.2%
Titan Machinery, Inc.*	35,200	976,800

Diversified Financial Services — 7.0%
Encore Capital Group, Inc.*	56,180	1,691,018
Financial Engines, Inc.	16,325	591,292
Nationstar Mortgage Holdings, Inc.*	29,455	1,086,889
WisdomTree Investments, Inc.*	225,502	2,345,221

		5,714,420

Engineering & Construction — 1.9%
MasTec, Inc.*	52,240	1,522,796

Food — 0.5%
Boulder Brands Inc*	42,005	377,205

Healthcare Products — 4.5%
Align Technology, Inc.*	61,661	2,066,260
Insulet Corp.*	35,065	906,781
Spectranetics Corp.*	38,200	707,846

		3,680,887

Healthcare Services — 1.0%
WellCare Health Plans, Inc.*	13,600	788,256

	Number of Shares	Value†

Home Builders — 2.4%
M/I Homes, Inc.*	27,750	$678,487
Tri Pointe Homes Inc*	65,065	1,311,060

		1,989,547

Home Furnishings — 1.3%
American Woodmark Corp.*	31,360	1,067,181

Internet — 8.0%
BroadSoft, Inc.*	25,601	677,659
Cogent Communications Group, Inc.	39,265	1,036,596
Constant Contact, Inc.*	92,185	1,196,561
DealerTrack Holdings, Inc.*	23,420	688,080
ExactTarget, Inc.*	40,145	934,174
Internap Network Services Corp.*	86,876	812,291
Pandora Media, Inc.*	22,240	314,918
Sourcefire, Inc.*	13,845	820,039

		6,480,318

Machinery — Diversified — 0.9%
The Manitowoc Co., Inc.	35,825	736,562

Metal Fabricate/Hardware — 1.7%
Haynes International, Inc.	14,796	818,219
RBC Bearings, Inc.*	11,155	563,997

		1,382,216

Mining — 3.3%
Globe Specialty Metals, Inc.	73,192	1,018,833
Horsehead Holding Corp.*	96,659	1,051,650
Materion Corp.	21,855	622,867

		2,693,350

Miscellaneous Manufacturing — 5.9%
Polypore International, Inc.*	43,585	1,751,245
Proto Labs, Inc.*	26,335	1,293,049
Sodastream International Ltd.*	35,050	1,739,882

		4,784,176

Oil & Gas — 6.1%
Carrizo Oil & Gas, Inc.*	25,140	647,858
Comstock Resources, Inc.*	140,500	2,283,125
Goodrich Petroleum Corp.*	126,857	1,985,312

		4,916,295

Oil & Gas Services — 0.9%
Lufkin Industries, Inc.	10,790	716,348

Pharmaceuticals — 1.0%
Salix Pharmaceuticals Ltd.*	15,380	787,148

Retail — 1.6%
Francesca’s Holdings Corp.*	45,030	1,290,560

Semiconductors — 3.1%
Cavium, Inc.*	48,499	1,882,246
Power Integrations, Inc.	13,935	604,918

		2,487,164

Software — 4.9%
CommVault Systems, Inc.*	7,820	641,084
InnerWorkings, Inc.*	45,045	681,981
Jive Software, Inc.*	60,065	912,988

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Medidata Solutions, Inc.*	14,075	$816,068
QLIK Technologies, Inc.*	34,760	897,851

		3,949,972

Storage & Warehousing — 0.9%
Mobile Mini, Inc.*	24,862	731,689

Telecommunications — 4.5%
Aruba Networks, Inc.*	28,010	692,967
Finisar Corp.*	53,140	700,917
IPG Photonics Corp.*	33,970	2,255,948

		3,649,832

Transportation — 3.7%
Celadon Group, Inc.	28,599	596,575
Scorpio Tankers, Inc.*	202,600	1,807,192
Swift Transportation Co.*	41,590	589,746

		2,993,513

TOTAL COMMON STOCKS (Cost $63,709,618)		76,190,041

SHORT-TERM INVESTMENTS — 6.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $4,897,881)	4,897,881	4,897,881

TOTAL INVESTMENTS — 100.0% (Cost $68,607,499)(a)		$81,087,922

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $70,104,784. Net unrealized appreciation was $10,983,138. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $13,914,032 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,930,894.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Growth Fund

Country Weightings as of 03/31/2013††
United States	93%
Ireland	2
Israel	2
Principality of Monaco	2
Netherlands	1
Total	100%

††	% of total investments as of March 31, 2013

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$76,190,041	$76,190,041	$—	$—
SHORT-TERM INVESTMENTS	4,897,881	4,897,881	—	—

TOTAL INVESTMENTS	$81,087,922	$81,087,922	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 86.3%
Aerospace & Defense — 2.4%
AAR Corp.	8,881	$163,322
Kaman Corp.	35,549	1,260,923
Moog, Inc., Class A*	25,191	1,154,503
Teledyne Technologies, Inc.*	14,856	1,165,305
Triumph Group, Inc.	12,591	988,393

		4,732,446

Apparel — 1.6%
Carter’s, Inc.*	14,102	807,621
Hanesbrands Inc.*	22,719	1,035,078
Steven Madden Ltd.*	30,743	1,326,253

		3,168,952

Auto Parts & Equipment — 1.2%
American Axle & Manufacturing Holdings, Inc.*	93,751	1,279,701
Dana Holding Corp.	22,157	395,059
Tenneco, Inc.*	19,095	750,625

		2,425,385

Banks — 12.3%
BancorpSouth, Inc.	51,507	839,564
Bank of the Ozarks, Inc.	39,110	1,734,528
Banner Corp.	20,401	649,364
Boston Private Financial Holdings, Inc.	69,941	691,017
Bridge Capital Holdings*	13,809	210,449
CoBiz Financial, Inc.	36,204	292,528
Community Bank System, Inc.	30,596	906,559
First Financial Bankshares, Inc.	21,561	1,047,865
First Midwest Bancorp, Inc.	49,006	650,800
Glacier Bancorp, Inc.	48,346	917,607
Heritage Financial Corp.	16,047	232,682
Home BancShares, Inc.	18,753	706,426
Independent Bank Corp.	17,994	586,424
Lakeland Financial Corp.	12,835	342,566
MB Financial, Inc.	45,046	1,088,762
Pinnacle Financial Partners, Inc.*	32,356	755,836
PrivateBancorp, Inc.	63,990	1,210,051
Prosperity Bancshares, Inc.	33,219	1,574,248
Sandy Spring Bancorp, Inc.	16,587	333,399
SCBT Financial Corp.	18,145	914,508
Sierra Bancorp	7,983	104,976
Signature Bank*	23,616	1,859,996
Simmons First National Corp., Class A	2,289	57,957
Southcoast Financial Corp.*	12,272	61,974
Sterling Financial Corp.	39,109	848,274
Summit State Bank	9,857	81,025
Texas Capital Bancshares, Inc.*	38,770	1,568,247
The First of Long Island Corp.	8,568	254,041
Trico Bancshares	16,810	287,451
UMB Financial Corp.	32,399	1,589,819
Union First Market Bankshares Corp.	6,377	124,734
Viewpoint Financial Group	42,056	845,746
Webster Financial Corp.	45,987	1,115,645

		24,485,068

Biotechnology — 0.5%
Myriad Genetics, Inc.*	40,113	1,018,870

	Number of Shares	Value†

Building Materials — 0.7%
Comfort Systems USA, Inc.	79,040	$1,113,674
Universal Forest Products, Inc.	5,439	216,526

		1,330,200

Chemicals — 3.9%
Axiall Corp.	17,190	1,068,530
Cytec Industries, Inc.	3,886	287,875
H.B. Fuller Co.	36,338	1,420,089
Methanex Corp.	23,958	973,414
PolyOne Corp.	70,658	1,724,762
Quaker Chemical Corp.	7,053	416,268
W.R. Grace & Co.*	12,686	983,292
Westlake Chemical Corp.	9,259	865,716

		7,739,946

Commercial Services — 2.6%
Aaron’s Inc.*	34,102	978,045
Convergys Corp.	68,107	1,159,862
Monro Muffler Brake, Inc.	13,552	538,150
Service Corp International	74,111	1,239,877
Team Health Holdings, Inc.*	16,573	602,926
TrueBlue, Inc.*	30,507	644,918

		5,163,778

Computers — 1.5%
Electronics for Imaging, Inc.*	49,781	1,262,446
Mentor Graphics Corp.	60,868	1,098,668
NetScout Systems, Inc.*	27,621	678,648

		3,039,762

Cosmetics & Personal Care — 0.4%
Elizabeth Arden, Inc.*	19,536	786,324

Distribution & Wholesale — 0.5%
ScanSource, Inc.*	15,128	426,912
Watsco, Inc.	7,151	601,971

		1,028,883

Diversified Financial Services — 3.0%
Cohen & Steers, Inc.	9,994	360,484
E*Trade Financial Corp.*	74,469	797,563
Manning & Napier, Inc.	10,989	181,758
MarketAxess Holdings, Inc.	18,987	708,215
Ocwen Financial Corp.*	43,407	1,645,993
Piper Jaffray Cos.*	5,687	195,064
Stifel Financial Corp.*	37,304	1,293,330
Walter Investment Management Corp.*	20,762	773,385

		5,955,792

Electric — 4.4%
ALLETE, Inc.	13,710	672,064
Black Hills Corp.	7,481	329,463
Cleco Corp.	44,672	2,100,924
El Paso Electric Co.	66,821	2,248,527
IDACORP, Inc.	41,403	1,998,523
NorthWestern Corp.	10,678	425,625
UNS Energy Corp.	21,116	1,033,417

		8,808,543

Electrical Components & Equipment — 1.8%
Acuity Brands, Inc.	8,131	563,885

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
Advanced Energy Industries, Inc.*	30,725	$562,267
Belden, Inc.	30,498	1,575,222
Littelfuse, Inc.	12,155	824,717

		3,526,091

Electronics — 1.6%
Checkpoint Systems, Inc.*	41,734	545,046
Coherent, Inc.*	11,931	676,965
Newport Corp.*	72,767	1,231,217
PerkinElmer, Inc.	21,495	723,092

		3,176,320

Engineering & Construction — 0.5%
Michael Baker Corp.	8,825	216,213
MYR Group, Inc.*	30,486	748,736

		964,949

Entertainment — 1.3%
Marriott Vacations Worldwide Corp.*	25,344	1,087,511
Six Flags Entertainment Corp.	7,356	533,163
Vail Resorts, Inc.	14,848	925,327

		2,546,001

Environmental Control — 0.3%
Waste Connections, Inc.	17,442	627,563

Food — 0.6%
The Hain Celestial Group, Inc.*	18,464	1,127,781

Forest Products & Paper — 0.5%
KapStone Paper and Packaging Corp.*	33,596	933,969

Gas — 1.5%
Southwest Gas Corp.	63,870	3,031,270

Healthcare Products — 0.8%
Orthofix International N.V.*	20,797	745,988
West Pharmaceutical Services, Inc.	13,100	850,714

		1,596,702

Healthcare Services — 1.5%
HealthSouth Corp.*	85,612	2,257,588
ICON PLC ADR*	24,362	786,649

		3,044,237

Holding Companies — 0.2%
Primoris Services Corp.	19,438	429,774

Home Builders — 1.3%
Meritage Homes Corp.*	26,166	1,226,139
Standard Pacific Corp.*	89,462	772,952
The Ryland Group, Inc.	13,233	550,757

		2,549,848

Home Furnishings — 0.2%
Harman International Industries, Inc.	9,043	403,589

Household Products & Wares — 0.3%
Prestige Brands Holdings, Inc.*	26,174	672,410

Insurance — 4.5%
Alterra Capital Holdings Ltd.	25,194	793,611

	Number of Shares	Value†

Insurance — (continued)
American Equity Investment Life Holding Co.	149,946	$2,232,696
Aspen Insurance Holdings Ltd.	28,886	1,114,422
Enstar Group Ltd.*	5,349	664,827
Maiden Holdings Ltd.	53,800	569,742
Meadowbrook Insurance Group, Inc.	125,520	884,916
ProAssurance Corp.	32,600	1,542,958
Radian Group, Inc.	73,477	786,939
RLI Corp.	5,473	393,235

		8,983,346

Investment Companies — 1.1%
Golub Capital BDC, Inc.	19,523	322,325
New Mountain Finance Corp.	25,317	370,135
PennantPark Investment Corp.	44,831	506,142
Solar Capital Ltd.	18,749	440,414
Solar Senior Capital Ltd.	11,587	222,470
THL Credit, Inc.	21,405	320,647

		2,182,133

Iron & Steel — 0.9%
Carpenter Technology Corp.	18,913	932,222
Commercial Metals Co.	47,875	758,819

		1,691,041

Leisure Time — 1.3%
Arctic Cat, Inc.*	21,435	936,710
Brunswick Corp.	25,965	888,522
Polaris Industries, Inc.	8,666	801,518

		2,626,750

Machinery - Diversified — 2.1%
Altra Holdings, Inc.	23,912	650,885
Applied Industrial Technologies, Inc.	28,722	1,292,490
Edwards Group Ltd. ADR*	80,304	646,447
Graco, Inc.	19,502	1,131,701
Twin Disc, Inc.	19,562	490,615

		4,212,138

Metal Fabricate/Hardware — 1.0%
CIRCOR International, Inc.	16,446	698,955
Olympic Steel, Inc.	12,317	294,376
RBC Bearings, Inc.*	17,994	909,777

		1,903,108

Mining — 0.8%
Kaiser Aluminum Corp.	24,462	1,581,468

Miscellaneous Manufacturing — 2.2%
A.O. Smith Corp.	11,549	849,660
Barnes Group, Inc.	21,463	620,925
Carlisle Cos., Inc.	21,167	1,434,911
Crane Co.	15,900	888,174
Raven Industries, Inc.	16,481	553,926

		4,347,596

Oil & Gas — 2.8%
Approach Resources, Inc.*	70,470	1,734,267
Diamondback Energy Inc.*	24,706	663,109
Rex Energy Corp.*	114,774	1,891,475
Rosetta Resources, Inc.*	19,466	926,192

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Western Refining, Inc.	12,326	$436,464

		5,651,507

Oil & Gas Services — 3.7%
Dril-Quip, Inc.*	21,123	1,841,292
Forum Energy Technologies, Inc.*	56,978	1,638,687
Lufkin Industries, Inc.	13,214	877,278
Newpark Resources, Inc.*	178,487	1,656,359
TETRA Technologies, Inc.*	51,573	529,139
Thermon Group Holdings, Inc.*	34,407	764,180

		7,306,935

Packaging and Containers — 0.4%
Graphic Packaging Holding Co.*	118,793	889,760

Real Estate — 0.5%
Kennedy-Wilson Holdings, Inc.	63,099	978,666

Retail — 3.9%
Asbury Automotive Group, Inc.*	17,654	647,725
Cabela’s, Inc.*	13,625	828,128
Casey’s General Stores, Inc.	9,878	575,887
Chico’s FAS, Inc.	22,471	377,513
First Cash Financial Services, Inc.*	11,765	686,370
Francesca’s Holdings Corp.*	13,266	380,204
GNC Holdings, Inc., Class A	17,766	697,848
HSN, Inc.	6,205	340,406
OfficeMax, Inc.	75,860	880,735
Shoe Carnival, Inc.	29,264	598,156
Susser Holdings Corp.*	25,991	1,328,400
Vitamin Shoppe, Inc.*	10,285	502,422

		7,843,794

Savings & Loans — 1.9%
Brookline Bancorp, Inc.	42,933	392,408
Dime Community Bancshares, Inc.	25,318	363,567
Flushing Financial Corp.	36,546	619,089
Home Loan Servicing Solutions Ltd.	36,778	858,031
Oritani Financial Corp.	32,121	497,554
Provident Financial Services, Inc.	43,798	668,795
WSFS Financial Corp.	6,595	320,781

		3,720,225

Semiconductors — 3.5%
Cabot Microelectronics Corp.*	32,755	1,138,236
Fairchild Semiconductor International, Inc.*	96,622	1,366,235
Intersil Corp., Class A	118,682	1,033,720
Micrel, Inc.	39,878	419,118
MKS Instruments, Inc.	40,967	1,114,303
Semtech Corp.*	52,133	1,844,987

		6,916,599

Software — 3.6%
Allscripts Healthcare Solutions, Inc.*	71,043	965,474
Digi International, Inc.*	35,644	318,301
Model N Inc.*	6,667	132,140
Monotype Imaging Holdings, Inc.	31,770	754,538
Progress Software Corp.*	19,772	450,406
PTC, Inc.*	63,075	1,607,782
SS&C Technologies Holdings, Inc.*	45,248	1,356,535

	Number of Shares	Value†

Software — (continued)
SYNNEX Corp.*	21,373	$790,801
Verint Systems, Inc.*	22,479	821,607

		7,197,584

Telecommunications — 2.5%
ADTRAN, Inc.	30,736	603,963
Anixter International, Inc.*	22,922	1,602,706
Plantronics, Inc.	14,681	648,753
Premiere Global Services, Inc.*	98,064	1,077,723
West Corp.*	55,866	1,072,069

		5,005,214

Textiles — 0.7%
G&K Services, Inc., Class A	28,756	1,308,686

Transportation — 1.5%
Celadon Group, Inc.	18,986	396,048
Forward Air Corp.	32,349	1,206,294
Gulfmark Offshore, Inc., Class A	24,229	943,962
Heartland Express, Inc.	30,606	408,284

		2,954,588

TOTAL COMMON STOCKS (Cost $134,956,849)		171,615,591

REAL ESTATE INVESTMENT TRUSTS — 12.9%
Apartments — 1.1%
American Campus Communities, Inc.	18,720	848,765
Mid-America Apartment Communities, Inc.	17,341	1,197,569
Silver Bay Realty Trust Corp.	4,843	100,258

		2,146,592

Building & Real Estate — 3.0%
Apollo Commercial Real Estate Finance, Inc.	46,190	812,482
CYS Investments, Inc.	101,712	1,194,099
MFA Financial, Inc.	182,886	1,704,498
National Retail Properties, Inc.	29,790	1,077,504
Two Harbors Investment Corp.	98,844	1,246,423

		6,035,006

Diversified — 3.3%
Coresite Realty Corp.	39,519	1,382,375
DuPont Fabros Technology, Inc.	64,985	1,577,186
EPR Properties	33,668	1,752,419
PS Business Parks, Inc.	23,189	1,830,076

		6,542,056

Healthcare — 1.1%
LTC Properties, Inc.	32,217	1,312,198
Omega Healthcare Investors, Inc.	25,913	786,719

		2,098,917

Hotels & Resorts — 1.5%
LaSalle Hotel Properties	50,077	1,270,954
Pebblebrook Hotel Trust	40,485	1,044,108
Strategic Hotels & Resorts, Inc.*	70,512	588,775

		2,903,837

Office Property — 1.1%
Highwoods Properties, Inc.	25,890	1,024,467

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Office Property — (continued)
Hudson Pacific Properties, Inc.	57,626	$1,253,366

		2,277,833

Regional Malls — 0.6%
CBL & Associates Properties, Inc.	46,232	1,091,075

Storage & Warehousing — 0.7%
CubeSmart	89,884	1,420,167

Strip Centers — 0.5%
Acadia Realty Trust	38,995	1,082,891

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $19,171,697)		25,598,374

WARRANTS — 0.0%
Magnum Hunter Resources Corp. (Cost $0)	6,348	825

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,655,461)	1,655,461	1,655,461

TOTAL INVESTMENTS — 100.0% (Cost $155,784,007)(a)		$198,870,251

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $156,390,313. Net unrealized appreciation was $42,479,938. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $46,009,144 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,529,206.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$171,615,591	$171,615,591	$—	$—
REAL ESTATE INVESTMENT TRUSTS	25,598,374	25,598,374	—	—
WARRANTS	825	—	825	—
SHORT-TERM INVESTMENTS	1,655,461	1,655,461	—	—

TOTAL INVESTMENTS	$198,870,251	$198,869,426	$825	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — 87.6%
Advertising — 0.1%
Harte-Hanks, Inc.	2,578	$20,083
Marchex, Inc., Class B	745	3,136
MDC Partners, Inc.	1,200	19,404
Millennial Media, Inc.*	700	4,445

		47,068

Aerospace & Defense — 1.2%
AAR Corp.	1,569	28,854
AeroVironment, Inc.*	418	7,578
Astronics Corp.*	331	9,870
Cubic Corp.	469	20,036
Curtiss-Wright Corp.	1,726	59,892
Esterline Technologies Corp.*	1,240	93,868
GenCorp, Inc.*	2,440	32,452
HEICO Corp.	1,812	78,659
Kaman Corp.	848	30,079
Kratos Defense & Security Solutions, Inc.*	922	4,638
LMI Aerospace, Inc.*	153	3,181
Moog, Inc., Class A*	1,591	72,915
National Presto Industries, Inc.	146	11,753
Orbital Sciences Corp.*	2,496	41,658
Teledyne Technologies, Inc.*	1,304	102,286

		597,719

Agriculture — 0.3%
Alico, Inc.	51	2,359
Alliance One International, Inc.*	2,256	8,776
Cadiz, Inc.*	157	1,061
Griffin Land & Nurseries, Inc.	40	1,202
Limoneira Co.	100	1,932
Star Scientific, Inc.*	4,044	6,713
Tejon Ranch Co.*	388	11,555
The Andersons, Inc.	755	40,408
Universal Corp.	955	53,518
Vector Group Ltd.	2,038	32,852

		160,376

Airlines — 0.9%
Alaska Air Group, Inc.*	2,574	164,633
Allegiant Travel Co.*	501	44,479
Hawaiian Holdings, Inc.*	1,326	7,638
JetBlue Airways Corp.*	8,128	56,083
Republic Airways Holdings, Inc.*	2,401	27,708
SkyWest, Inc.	2,281	36,610
Spirit Airlines, Inc.*	1,400	35,504
US Airways Group, Inc.*	6,218	105,519

		478,174

Apparel — 1.0%
Cherokee, Inc.	200	2,740
Columbia Sportswear Co.	511	29,577
Crocs, Inc.*	3,200	47,424
Delta Apparel, Inc.*	200	3,294
G-III Apparel Group Ltd.*	704	28,237
Iconix Brand Group, Inc.*	2,442	63,174
K-Swiss, Inc., Class A*	424	2,010
Maidenform Brands, Inc.*	738	12,937
Oxford Industries, Inc.	608	32,285
Perry Ellis International, Inc.*	414	7,531

	Number of Shares	Value†

Apparel — (continued)
Quiksilver, Inc.*	4,460	$27,072
RG Barry Corp.	200	2,678
Skechers U.S.A., Inc., Class A*	1,616	34,178
Steven Madden Ltd.*	1,433	61,820
The Jones Group, Inc.	2,665	33,899
True Religion Apparel, Inc.	1,026	26,789
Unifi, Inc.*	360	6,876
Weyco Group, Inc.	100	2,451
Wolverine World Wide, Inc.	1,691	75,030

		500,002

Auto Manufacturers — 0.1%
Wabash National Corp.*	2,200	22,352

Auto Parts & Equipment — 1.0%
Accuride Corp.*	1,000	5,390
American Axle & Manufacturing Holdings, Inc.*	2,416	32,978
Commercial Vehicle Group, Inc.*	600	4,680
Cooper Tire & Rubber Co.	2,249	57,709
Dana Holding Corp.	5,696	101,560
Dorman Products, Inc.*	892	33,191
Douglas Dynamics, Inc.	500	6,910
Exide Technologies*	1,787	4,825
Federal-Mogul Corp.*	1,000	6,030
Fuel Systems Solutions, Inc.*	634	10,442
Gentherm, Inc.*	1,168	19,132
Meritor, Inc.*	2,645	12,511
Miller Industries, Inc.	443	7,110
Modine Manufacturing Co.*	2,077	18,901
Spartan Motors, Inc.	917	4,869
Standard Motor Products, Inc.	700	19,404
Superior Industries International, Inc.	1,119	20,903
Tenneco, Inc.*	2,100	82,551
Titan International, Inc.	1,513	31,894
Tower International, Inc.*	200	2,800

		483,790

Banks — 6.1%
1st Source Corp.	826	19,576
1st United Bancorp, Inc.*	400	2,584
American National Bankshares, Inc.	400	8,624
Ameris Bancorp*	1,347	19,329
Ames National Corp.	199	4,151
Arrow Financial Corp.	357	8,796
BancFirst Corp.	160	6,672
Banco Latinoamericano de Exportaciones S.A., Class E	1,110	27,461
Bancorp, Inc.*	1,412	19,556
BancorpSouth, Inc.	3,449	56,219
Bank of Kentucky Financial Corp.	200	5,486
Bank of Marin Bancorp	90	3,608
Bank of the Ozarks, Inc.	976	43,286
Banner Corp.	800	25,464
Bar Harbor Bankshares	200	7,310
Boston Private Financial Holdings, Inc.	2,858	28,237
Bridge Bancorp, Inc.	107	2,302
Bridge Capital Holdings*	300	4,572

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Bryn Mawr Bank Corp.	232	$5,401
Camden National Corp.	326	10,784
Capital Bank Financial Corp.*	300	5,148
Capital City Bank Group, Inc.*	269	3,322
Cardinal Financial Corp.	918	16,689
Cass Information Systems, Inc.	454	19,086
Cathay General Bancorp	3,050	61,366
Center Bancorp, Inc.	400	4,972
CenterState Banks of Florida, Inc.	1,432	12,287
Central Pacific Financial Corp.*	1,100	17,270
Century Bancorp, Inc., Class A	69	2,340
Chemical Financial Corp.	1,066	28,121
Citizens & Northern Corp.	356	6,942
Citizens Republic Bancorp, Inc.*	1,400	31,570
City Holding Co.	648	25,784
CNB Financial Corp.	474	8,082
CoBiz Financial, Inc.	1,700	13,736
Columbia Banking System, Inc.	1,670	36,707
Community Bank System, Inc.	1,311	38,845
Community Trust Bancorp, Inc.	621	21,133
CVB Financial Corp.	3,592	40,482
Eagle Bancorp, Inc.*	885	19,373
Enterprise Bancorp, Inc.	300	5,085
Enterprise Financial Services Corp.	382	5,478
F.N.B. Corp.	5,308	64,227
Financial Institutions, Inc.	340	6,786
First Bancorp	324	4,371
First Bancorp Puerto Rico*	3,100	19,313
First Bancorp, Inc.	234	4,214
First Busey Corp.	1,802	8,235
First California Financial Group, Inc.*	1,300	11,076
First Commonwealth Financial Corp.	4,021	29,997
First Community Bancshares, Inc.	1,026	16,262
First Connecticut Bancorp, Inc.	659	9,707
First Financial Bancorp	2,205	35,390
First Financial Bankshares, Inc.	1,126	54,724
First Financial Corp.	280	8,817
First Interstate Bancsystem, Inc.	400	7,524
First Merchants Corp.	1,238	19,152
First Midwest Bancorp, Inc.	2,414	32,058
FirstMerit Corp.	3,776	62,417
Franklin Financial Corp.*	400	7,300
German American Bancorp, Inc.	292	6,719
Glacier Bancorp, Inc.	2,721	51,645
Great Southern Bancorp, Inc.	471	11,488
Guaranty Bancorp*	4,500	9,450
Hancock Holding Co.	2,972	91,894
Hanmi Financial Corp*	1,513	24,208
Heartland Financial USA, Inc.	717	18,119
Heritage Commerce Corp.*	600	4,038
Heritage Financial Corp.	508	7,366
Home BancShares, Inc.	882	33,225
Hudson Valley Holding Corp.	462	6,888
Iberiabank Corp.	1,046	52,321
Independent Bank Corp.	771	25,127
International Bancshares Corp.	1,725	35,880

	Number of Shares	Value†

Banks — (continued)
Lakeland Bancorp, Inc.	1,659	$16,341
Lakeland Financial Corp.	494	13,185
MainSource Financial Group, Inc.	521	7,315
MB Financial, Inc.	2,049	49,524
Mercantile Bank Corp.	500	8,355
Merchants Bancshares, Inc.	86	2,592
Metro Bancorp, Inc.*	263	4,350
Metrocorp Bancshares, Inc.*	900	9,081
MidSouth Bancorp, Inc.	186	3,024
MidWestOne Financial Group, Inc.	400	9,524
National Bankshares, Inc.	119	4,157
National Penn Bancshares, Inc.	4,487	47,966
NBT Bancorp, Inc.	1,469	32,538
Northrim BanCorp, Inc.	400	8,988
Old National Bancorp	3,386	46,557
OmniAmerican Bancorp, Inc.*	291	7,356
Oriental Financial Group, Inc.	1,810	28,073
Pacific Continental Corp.	262	2,927
PacWest Bancorp	1,023	29,780
Park National Corp.	424	29,591
Park Sterling Corp.*	800	4,512
Peapack-Gladstone Financial Corp.	500	7,455
Penns Woods Bancorp, Inc.	68	2,786
Peoples Bancorp, Inc.	272	6,090
Pinnacle Financial Partners, Inc.*	1,063	24,832
Preferred Bank Los Angeles CA*	700	11,046
PrivateBancorp, Inc.	2,598	49,128
Prosperity Bancshares, Inc.	1,626	77,056
Renasant Corp.	1,037	23,208
Republic Bancorp, Inc., Class A	387	8,762
S&T Bancorp, Inc.	1,259	23,342
S.Y. Bancorp, Inc.	445	10,012
Sandy Spring Bancorp, Inc.	785	15,778
SCBT Financial Corp.	596	30,038
Seacoast Banking Corp. of Florida*	2,200	4,598
Sierra Bancorp	212	2,788
Simmons First National Corp., Class A	800	20,256
Southside Bancshares, Inc.	851	17,880
Southwest Bancorp, Inc.*	436	5,476
State Bank Financial Corp.	1,500	24,555
StellarOne Corp.	616	9,948
Sterling Bancorp	686	6,970
Sterling Financial Corp.	1,200	26,028
Suffolk Bancorp*	143	2,036
Sun Bancorp, Inc.*	1,100	3,751
Susquehanna Bancshares, Inc.	6,833	84,934
Taylor Capital Group, Inc.*	833	13,320
Texas Capital Bancshares, Inc.*	1,373	55,538
The First of Long Island Corp.	195	5,782
Tompkins Financial Corp.	358	15,136
TowneBank	972	14,551
Trico Bancshares	304	5,198
TrustCo Bank Corp.	3,252	18,146
Trustmark Corp.	2,430	60,774
UMB Financial Corp.	1,081	53,045
Umpqua Holdings Corp.	3,962	52,536

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Union First Market Bankshares Corp.	742	$14,514
United Bankshares, Inc.	1,894	50,399
United Community Banks, Inc.*	1,878	21,297
Univest Corp. of Pennsylvania	900	15,678
Viewpoint Financial Group	1,366	27,470
Virginia Commerce Bancorp*	1,500	21,075
Walker & Dunlap*	400	7,188
Washington Banking Co.	475	6,621
Washington Trust Bancorp, Inc.	670	18,345
Webster Financial Corp.	2,728	66,181
WesBanco, Inc.	1,115	26,704
West Bancorporation, Inc.	268	2,975
West Coast Bancorp	659	16,001
Westamerica Bancorporation	973	44,106
Western Alliance Bancorp*	3,175	43,942
Wilshire Bancorp, Inc.*	1,576	10,685
Wintrust Financial Corp.	1,342	49,708

		3,114,578

Beverages — 0.1%
Central European Distribution Corp.*	1,700	569
Coca-Cola Bottling Co. Consolidated	174	10,496
Farmers Brothers Co.*	204	2,999
National Beverage Corp.*	242	3,400
The Boston Beer Co., Inc., Class A*	310	49,488

		66,952

Biotechnology — 2.4%
Acorda Therapeutics, Inc.*	1,531	49,038
Affymax, Inc.*	1,410	1,960
Alkermes PLC*	4,692	111,247
Alnylam Pharmaceuticals, Inc.*	1,939	47,253
AMAG Pharmaceuticals, Inc.*	556	13,261
Arena Pharmaceuticals, Inc.*	8,506	69,834
Arqule, Inc.*	1,796	4,652
Astex Pharmaceuticals, Inc.*	3,951	17,621
BioCryst Pharmaceuticals, Inc.*	597	710
Biotime, Inc.*	400	1,528
Cambrex Corp.*	1,667	21,321
Celldex Therapeutics, Inc.*	2,744	31,775
Coronado Biosciences, Inc.*	1,500	14,580
Cubist Pharmaceuticals, Inc.*	2,344	109,746
Curis, Inc.*	1,673	5,487
Dendreon Corp.*	4,900	23,177
Dynavax Technologies Corp.*	7,500	16,650
Emergent BioSolutions, Inc.*	758	10,597
Enzon Pharmaceuticals, Inc.*	905	3,439
Exact Sciences Corp.*	2,000	19,600
Exelixis, Inc.*	8,169	37,741
Geron Corp.*	2,750	2,942
GTx, Inc.*	1,000	4,150
Halozyme Therapeutics, Inc.*	3,589	20,708
Harvard Bioscience, Inc.*	700	3,955
Immunogen, Inc.*	3,263	52,404
Immunomedics, Inc.*	1,436	3,461
Intercept Pharmaceuticals, Inc.*	200	7,480
InterMune, Inc.*	3,643	32,969
Kythera Biopharmaceuticals, Inc.*	200	4,872

	Number of Shares	Value†

Biotechnology — (continued)
Lexicon Pharmaceuticals, Inc.*	5,926	$12,919
Ligand Pharmaceuticals, Inc.*	444	11,833
Maxygen, Inc.*	600	1,446
Momenta Pharmaceuticals, Inc.*	1,882	25,106
Newlink Genetics Corp.*	600	7,362
Novavax, Inc.*	4,729	10,782
NPS Pharmaceuticals, Inc.*	2,757	28,094
Omeros Corp.*	1,000	4,120
OncoGenex Pharmaceutical, Inc.*	300	3,399
Oncothyreon, Inc.*	2,900	6,032
Pacific Biosciences of California, Inc.*	800	1,992
PDL BioPharma, Inc.	5,117	37,405
Repligen Corp.*	2,000	13,820
RTI Biologics, Inc.*	2,035	8,018
Sangamo Biosciences, Inc.*	2,803	26,797
Seattle Genetics, Inc.*	3,606	128,049
Sequenom, Inc.*	5,097	21,153
Sunesis Pharmaceuticals, Inc.*	1,400	7,658
The Medicines Co.*	1,892	63,231
Trius Therapeutics, Inc.*	1,200	8,208
Vical, Inc.*	2,121	8,442
XOMA Corp.*	3,600	12,564
ZIOPHARM Oncology, Inc.*	1,500	2,745

		1,195,333

Building & Real Estate — 0.0%
AV Homes, Inc.*	195	2,599

Building Materials — 1.4%
AAON, Inc.	838	23,120
Apogee Enterprises, Inc.	1,043	30,195
Builders FirstSource, Inc.*	1,273	7,460
Comfort Systems USA, Inc.	1,227	17,288
Drew Industries, Inc.*	791	28,721
Eagle Materials, Inc.	1,889	125,864
Gibraltar Industries, Inc.*	1,501	27,393
Headwaters, Inc.*	2,880	31,392
Louisiana-Pacific Corp.*	5,194	112,190
LSI Industries, Inc.	314	2,192
NCI Building Systems, Inc.*	464	8,060
Nortek, Inc.*	300	21,408
PGT, Inc.*	1,700	11,679
Quanex Building Products Corp.	1,225	19,723
Simpson Manufacturing Co., Inc.	1,485	45,456
Texas Industries, Inc.*	933	58,882
Trex Co., Inc.*	531	26,115
Universal Forest Products, Inc.	783	31,171
USG Corp.*	2,600	68,744

		697,053

Chemicals — 2.0%
A. Schulman, Inc.	1,188	37,493
Aceto Corp.	642	7,107
American Vanguard Corp.	878	26,814
Axiall Corp.	2,600	161,616
Balchem Corp.	1,205	52,948
Chemtura Corp.*	3,944	85,230
Codexis, Inc.*	612	1,463

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Ferro Corp.*	2,638	$17,806
H.B. Fuller Co.	1,780	69,562
Hawkins, Inc.	249	9,948
Innophos Holdings, Inc.	796	43,430
Innospec, Inc.	900	39,852
KMG Chemicals, Inc.	200	3,888
Kraton Performance Polymers, Inc.*	1,041	24,359
Landec Corp.*	518	7,495
Minerals Technologies, Inc.	1,328	55,125
Olin Corp.	2,792	70,414
OM Group, Inc.*	1,254	29,444
OMNOVA Solutions, Inc.*	1,168	8,959
PolyOne Corp.	4,055	98,983
Quaker Chemical Corp.	511	30,159
Rentech, Inc.*	7,187	16,889
Sensient Technologies Corp.	1,774	69,346
Stepan Co.	708	44,675
Zep, Inc.	592	8,886
Zoltek Cos., Inc.*	595	7,110

		1,029,001

Coal — 0.3%
Arch Coal, Inc.	7,900	42,897
Cloud Peak Energy, Inc.*	2,200	41,316
SunCoke Energy, Inc.*	2,441	39,862
Westmoreland Coal Co.*	300	3,408

		127,483

Commercial Services — 6.2%
ABM Industries, Inc.	2,139	47,571
Acacia Research - Acacia Technologies*	1,880	56,720
Accretive Health, Inc.*	2,012	20,442
American Public Education, Inc.*	755	26,342
AMN Healthcare Services, Inc.*	1,909	30,219
Arbitron, Inc.	1,071	50,198
ARC Document Solutions, Inc.*	736	2,193
Ascent Capital Group Inc., Class A*	631	46,972
AVEO Pharmaceuticals, Inc.*	1,400	10,290
Avis Budget Group, Inc.*	4,066	113,157
Barrett Business Services, Inc.	342	18,010
Bridgepoint Education, Inc.*	533	5,453
Capella Education Co.*	407	12,674
Cardtronics, Inc.*	1,763	48,412
Career Education Corp.*	2,300	5,451
Carriage Services, Inc.	600	12,750
CBIZ, Inc.*	1,340	8,549
CDI Corp.	241	4,145
Cenveo, Inc.*	1,299	2,793
Chemed Corp.	829	66,303
Consolidated Graphics, Inc.*	242	9,462
Convergys Corp.	4,183	71,236
Corinthian Colleges, Inc.*	1,570	3,297
Corvel Corp.*	181	8,958
CoStar Group, Inc.*	1,062	116,247
CRA International, Inc.*	274	6,129
Cross Country Healthcare, Inc.*	584	3,101
Deluxe Corp.	1,907	78,950
DFC Global Corp.*	1,780	29,619

	Number of Shares	Value†

Commercial Services — (continued)
Education Management Corp.*	1,500	$5,505
Electro Rent Corp.	415	7,694
Ennis, Inc.	858	12,930
Euronet Worldwide, Inc.*	2,055	54,129
Examworks Group, Inc.*	1,200	20,784
ExlService Holdings, Inc.*	900	29,592
Firsthand Technology Value Fund, Inc.*	500	9,645
Forrester Research, Inc.	375	11,869
Franklin Covey Co.*	241	3,502
FTI Consulting, Inc.*	1,556	58,599
Global Cash Access Holdings, Inc.*	2,396	16,892
Grand Canyon Education, Inc.*	1,356	34,429
Great Lakes Dredge & Dock Corp.	2,751	18,514
Green Dot Corp.*	900	15,039
H&E Equipment Services, Inc.	959	19,564
Healthcare Services Group	2,480	63,562
Heartland Payment Systems, Inc.	1,469	48,433
Heidrick & Struggles International, Inc.	369	5,517
Hill International, Inc.*	589	1,761
Hillenbrand, Inc.	2,174	54,959
HMS Holdings Corp.*	3,115	84,572
Hudson Global, Inc.*	600	2,364
Huron Consulting Group, Inc.*	728	29,353
ICF International, Inc.*	948	25,786
Insperity, Inc.	924	26,214
Intersections, Inc.	300	2,823
K12, Inc.*	1,152	27,775
Kelly Services, Inc., Class A	1,314	24,546
Kforce, Inc.*	1,486	24,326
Korn/Ferry International*	2,090	37,327
Landauer, Inc.	280	15,786
LifeLock, Inc.*	600	5,778
Lincoln Educational Services Corp.	565	3,311
Live Nation Entertainment, Inc.*	4,971	61,491
Mac-Gray Corp.	199	2,547
Maximus, Inc.	1,244	99,483
McGrath Rentcorp	753	23,418
Medifast, Inc.*	631	14,463
Moneygram International Inc*	878	15,892
Monro Muffler Brake, Inc.	1,237	49,121
Monster Worldwide, Inc.*	3,900	19,773
Multi-Color Corp.	367	9,465
National American University Holdings, Inc.	400	1,560
National Research Corp.	29	1,683
Navigant Consulting, Inc.*	1,584	20,814
Odyssey Marine Exploration, Inc.*	1,800	5,868
On Assignment, Inc.*	1,452	36,750
PAREXEL International Corp.*	2,199	86,882
Pendrell Corp.*	3,700	6,142
PHH Corp.*	2,289	50,266
PRGX Global*	600	4,170
Quad Graphics, Inc.	1,200	28,728
Rent-A-Center, Inc.	2,253	83,226
Resources Connection, Inc.	1,822	23,139
RPX Corp.*	900	12,699
ServiceSource International, Inc.*	1,700	12,019

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Sotheby’s	2,441	$91,318
Standard Parking Corp.*	393	8,135
Steiner Leisure Ltd.*	643	31,095
Stewart Enterprises, Inc., Class A	3,108	28,873
Strayer Education, Inc.*	400	19,352
Swisher Hygiene, Inc.*	2,100	2,709
Team Health Holdings, Inc.*	972	35,361
Team, Inc.*	792	32,527
TeleTech Holdings, Inc.*	707	14,995
The Advisory Board Co.*	1,350	70,902
The Brink’s Co.	1,610	45,499
The Corporate Executive Board Co.	1,169	67,989
The Hackett Group, Inc.	516	2,358
The Providence Service Corp.*	700	12,943
TMS International Corp.*	300	3,960
TrueBlue, Inc.*	1,776	37,545
Universal Technical Institute, Inc.	525	6,631
Valassis Communications, Inc.	1,366	40,802
Viad Corp.	971	26,858
VistaPrint N.V.*	1,200	46,392
WEX, Inc.*	1,457	114,375
Zillow, Inc. Class A*	188	10,278

		3,139,019

Computers — 1.8%
3D Systems Corp.*	2,484	80,084
Acorn Energy, Inc.	1,000	7,350
Agilysys, Inc.*	376	3,737
CACI International, Inc., Class A*	750	43,403
CIBER, Inc.*	3,557	16,718
Computer Task Group, Inc.	879	18,802
Cray, Inc.*	1,299	30,150
Datalink Corp.*	900	10,872
Digimarc Corp.	100	2,197
Echelon Corp.*	705	1,720
Electronics for Imaging, Inc.*	1,924	48,793
iGate Corp.*	1,157	21,763
Imation Corp.*	584	2,231
Immersion Corp.*	842	9,885
Insight Enterprises, Inc.*	1,843	38,003
J2 Global, Inc.	1,674	65,637
LivePerson, Inc.*	1,925	26,141
Manhattan Associates, Inc.*	717	53,266
Maxwell Technologies, Inc.*	666	3,590
Mentor Graphics Corp.	3,576	64,547
Mercury Computer Systems, Inc.*	736	5,424
MTS Systems Corp.	560	32,564
NetScout Systems, Inc.*	1,265	31,081
OCZ Technology Group, Inc.*	1,700	3,060
Quantum Corp.*	5,361	6,862
RadiSys Corp.*	540	2,657
RealD, Inc.*	1,608	20,904
Silicon Graphics International Corp.*	1,666	22,907
Spansion, Inc., Class A*	2,100	27,027
STEC, Inc.*	899	3,974
Super Micro Computer, Inc.*	871	9,834
Sykes Enterprises, Inc.*	1,736	27,706

	Number of Shares	Value†

Computers — (continued)
Synaptics, Inc.*	1,316	$53,548
Syntel, Inc.*	580	39,162
The KEYW Holding Corp.*	800	12,904
Unisys Corp.*	1,824	41,496
Virtusa Corp.*	889	21,123
Vocera Communications, Inc.*	400	9,200

		920,322

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc.*	1,014	40,814
Inter Parfums, Inc.	824	20,130
Revlon, Inc., Class A*	270	6,037

		66,981

Distribution & Wholesale — 1.0%
Beacon Roofing Supply, Inc.*	1,681	64,987
Chindex International, Inc.*	314	4,314
Core-Mark Holding Co., Inc.	541	27,759
Houston Wire & Cable Co.	369	4,778
MWI Veterinary Supply, Inc.*	526	69,569
Owens & Minor, Inc.	2,176	70,851
Pool Corp.	1,676	80,448
Rentrak Corp.*	165	3,627
ScanSource, Inc.*	1,181	33,328
Titan Machinery, Inc.*	523	14,513
United Stationers, Inc.	1,519	58,709
Watsco, Inc.	1,038	87,379

		520,262

Diversified Financial Services — 2.4%
Aircastle Ltd.	1,976	27,032
Artio Global Investors, Inc.*	696	1,893
BBCN Bancorp, Inc.	2,485	32,454
BGC Partners, Inc., Class A	3,507	14,589
Calamos Asset Management, Inc., Class A	469	5,520
Cohen & Steers, Inc.	817	29,469
Cowen Group, Inc., Class A*	2,090	5,894
Credit Acceptance Corp.*	324	39,573
Diamond Hill Investment Group, Inc.*	50	3,891
Doral Financial Corp.*	3,277	2,309
Duff & Phelps Corp., Class A	1,470	22,800
Ellie Mae, Inc.*	800	19,240
Encore Capital Group, Inc.*	797	23,990
Evercore Partners, Inc., Class A	1,022	42,515
FBR & Co.*	277	5,244
Federal Agricultural Mortgage Corp.,Class C	300	9,237
Financial Engines, Inc.	1,700	61,574
FXCM, Inc.	600	8,208
GAMCO Investors, Inc., Class A	162	8,604
GFI Group, Inc.	1,724	5,758
Greenhill & Co., Inc.	1,100	58,718
GSV Capital Corp.*	1,000	8,260
Higher One Holdings, Inc.*	1,500	13,335
INTL FCstone, Inc.*	293	5,101
Investment Technology Group, Inc.*	1,000	11,040
JMP Group, Inc.	263	1,817
Knight Capital Group, Inc., Class A*	7,025	26,133

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
Ladenburg Thalmann Financial Services,Inc.*	1,800	$2,988
Manning & Napier, Inc.	300	4,962
MarketAxess Holdings, Inc.	1,499	55,913
Marlin Business Services Corp.	200	4,638
National Financial Partners Corp.*	1,515	33,982
Nationstar Mortgage Holdings, Inc.*	800	29,520
Nelnet, Inc., Class A	799	27,006
Netspend Holdings, Inc.*	1,300	20,657
NewStar Financial, Inc.*	1,300	17,199
Nicholas Financial, Inc.	300	4,410
Ocwen Financial Corp.*	3,860	146,371
Oppenheimer Holdings, Inc., Class A	238	4,634
Piper Jaffray Cos.*	687	23,564
Portfolio Recovery Associates, Inc.*	616	78,183
Pzena Investment Management, Inc., Class A	130	845
Seacube Container Leasing Ltd.	300	6,888
Stifel Financial Corp.*	2,206	76,482
SWS Group, Inc.*	768	4,646
Teton Advisors, Inc., Class B~	2	34
The First Marblehead Corp.*	714	721
Virtus Investment Partners, Inc.*	272	50,668
Wageworks, Inc.*	500	12,515
Walter Investment Management Corp.*	1,353	50,399
Westwood Holdings Group, Inc.	411	18,261
WisdomTree Investments, Inc.*	2,300	23,920
World Acceptance Corp.*	362	31,085

		1,224,689

Electric — 2.1%
ALLETE, Inc.	1,451	71,128
Ameresco, Inc., Class A*	300	2,220
Atlantic Power Corp.	4,127	20,346
Avista Corp.	2,139	58,609
Black Hills Corp.	1,648	72,578
CH Energy Group, Inc.	662	43,288
Cleco Corp.	2,371	111,508
El Paso Electric Co.	1,477	49,701
EnerNOC, Inc.*	700	12,159
Genie Energy Ltd.*	300	2,778
IDACORP, Inc.	2,001	96,588
MGE Energy, Inc.	828	45,904
NorthWestern Corp.	1,280	51,021
Ormat Technologies, Inc.*	900	18,585
Otter Tail Corp.	1,292	40,233
Pike Electric Corp.*	358	5,094
PNM Resources, Inc.	2,910	67,774
Portland General Electric Co.	2,956	89,656
The Empire District Electric Co.	1,719	38,506
UIL Holdings Corp.	1,791	70,906
Unitil Corp.	363	10,211
UNS Energy Corp.	1,427	69,837

		1,048,630

Electrical Components & Equipment — 1.1%
Acuity Brands, Inc.	1,532	106,244
Advanced Energy Industries, Inc.*	1,393	25,492
American Superconductor Corp.*	1,090	2,899

	Number of Shares	Value†

Electrical Components & Equipment — (continued)
Belden, Inc.	1,755	$90,646
Capstone Turbine Corp.*	9,700	8,730
Coleman Cable, Inc.	300	4,500
Encore Wire Corp.	571	19,997
EnerSys*	1,723	78,534
Generac Holdings, Inc.*	1,049	37,072
Graham Corp.	266	6,581
Insteel Industries, Inc.	391	6,381
Littelfuse, Inc.	778	52,787
Powell Industries, Inc.*	429	22,553
Power-One, Inc.*	1,424	5,910
Sunpower Corp.*	2,100	24,234
Universal Display Corp.*	1,549	45,525
Vicor Corp.*	422	2,097

		540,182

Electronics — 2.1%
American Science & Engineering, Inc.	278	16,955
Analogic Corp.	507	40,063
Badger Meter, Inc.	459	24,566
Bel Fuse, Inc., Class B	269	4,199
Benchmark Electronics, Inc.*	2,377	42,834
Brady Corp., Class A	1,857	62,265
Checkpoint Systems, Inc.*	1,945	25,402
Coherent, Inc.*	873	49,534
CTS Corp.	863	9,010
Cymer, Inc.*	1,157	111,188
Daktronics, Inc.	1,209	12,695
Electro Scientific Industries, Inc.	693	7,658
FARO Technologies, Inc.*	620	26,902
FEI Co.	1,346	86,884
Fluidigm Corp.*	900	16,659
II-VI, Inc.*	2,056	35,034
InvenSense, Inc.*	1,400	14,952
Kemet Corp.*	1,100	6,875
Measurement Specialties, Inc.*	670	26,646
Mesa Laboratories, Inc.	100	5,299
Methode Electronics, Inc.	1,860	23,957
Multi-Fineline Electronix, Inc.*	152	2,345
Newport Corp.*	1,863	31,522
NVE Corp.*	109	6,150
OSI Systems, Inc.*	657	40,925
Park Electrochemical Corp.	633	16,040
Plexus Corp.*	1,203	29,245
Rofin-Sinar Technologies, Inc.*	1,186	32,129
Rogers Corp.*	660	31,429
Sanmina Corp.*	3,326	37,783
Stoneridge, Inc.*	673	5,135
Taser International, Inc.*	1,711	13,602
TTM Technologies, Inc.*	2,359	17,928
Viasystems Group, Inc.*	100	1,304
Vishay Precision Group, Inc.*	300	4,407
Watts Water Technologies, Inc., Class A	1,117	53,605
Woodward, Inc.	2,623	104,290
Zagg, Inc.*	500	3,640
Zygo Corp.*	382	5,657

		1,086,713

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Energy-Alternate Sources — 0.3%
Amyris, Inc.*	400	$1,232
Clean Energy Fuels Corp.*	2,200	28,600
First Solar, Inc.*	2,400	64,704
FuelCell Energy, Inc.*	2,681	2,530
Futurefuel Corp.	500	6,075
Gevo, Inc.*	200	448
Green Plains Renewable Energy, Inc.*	1,267	14,495
Kior, Inc - Class A*	380	1,767
Rex American Resources Corp.*	192	4,247
Solazyme, Inc.*	1,300	10,153

		134,251

Engineering & Construction — 0.7%
Argan, Inc.*	136	2,028
Dycom Industries, Inc.*	1,153	22,703
EMCOR Group, Inc.	2,363	100,167
Exponent, Inc.	520	28,049
Granite Construction, Inc.	1,444	45,977
Layne Christensen Co.*	926	19,798
MasTec, Inc.*	1,964	57,251
Michael Baker Corp.	191	4,679
Mistras Group, Inc.*	800	19,368
MYR Group, Inc.*	583	14,318
Orion Marine Group, Inc.*	1,637	16,272
Sterling Construction Co., Inc.*	353	3,844
Tutor Perini Corp.*	1,697	32,752
VSE Corp.	104	2,599

		369,805

Entertainment — 1.0%
Bluegreen Corp.*	1,100	10,824
Carmike Cinemas, Inc.*	800	14,496
Churchill Downs, Inc.	520	36,421
International Speedway Corp.	1,100	35,948
Isle of Capri Casinos, Inc.*	241	1,516
Lions Gate Entertainment Corp.*	2,800	66,556
Marriott Vacations Worldwide Corp.*	900	38,619
Multimedia Games, Inc.*	1,070	22,331
National CineMedia, Inc.	1,974	31,150
Pinnacle Entertainment, Inc.*	2,582	37,749
Scientific Games Corp., Class A*	1,500	13,125
SHFL Entertainment, Inc.*	2,385	39,519
Six Flags Entertainment Corp.	1,357	98,355
Speedway Motorsports, Inc.	316	5,685
Vail Resorts, Inc.	1,246	77,651

		529,945

Environmental Control — 0.6%
ADA-ES, Inc.*	400	10,628
Calgon Carbon Corp.*	2,162	39,132
Casella Waste Systems, Inc., Class A*	600	2,622
Darling International, Inc.*	4,067	73,043
Energy Recovery, Inc.*	1,918	7,097
EnergySolutions, Inc.*	2,066	7,748
Heckmann Corp.*	4,413	18,932
Heritage-Crystal Clean, Inc.*	200	3,020
Met-Pro Corp.	452	4,669
Metalico, Inc.*	781	1,265

	Number of Shares	Value†

Environmental Control — (continued)
Mine Safety Appliances Co.	1,021	$50,662
Tetra Tech, Inc.*	2,264	69,029
TRC Cos., Inc.*	500	3,225
U.S. Ecology, Inc.	942	25,010

		316,082

Food — 1.9%
Annie’s, Inc.*	300	11,478
Arden Group, Inc., Class A	11	1,112
B&G Foods, Inc., Class A	1,972	60,126
Boulder Brands, Inc.*	1,879	16,873
Cal-Maine Foods, Inc.	623	26,515
Calavo Growers, Inc.	651	18,736
Chefs Warehouse Holdings, Inc.*	450	8,312
Chiquita Brands International, Inc.*	2,324	18,034
Diamond Foods, Inc.*	576	9,711
Dole Food Co., Inc.*	1,660	18,094
Fresh Del Monte Produce, Inc.	1,516	40,902
Harris Teeter Supermarkets, Inc.	1,537	65,645
Ingles Markets, Inc., Class A	304	6,530
J&J Snack Foods Corp.	532	40,906
John B. Sanfilippo & Son, Inc.	400	7,992
Lancaster Colony Corp.	672	51,744
Lifeway Foods, Inc.	87	1,209
Nash Finch Co.	240	4,699
Pilgrim’s Pride Corp.*	1,787	16,423
Post Holdings, Inc.*	900	38,637
Sanderson Farms, Inc.	934	51,015
Seaboard Corp.	13	36,400
Seneca Foods Corp., Class A*	211	6,967
Snyders-Lance, Inc.	1,679	42,412
Spartan Stores, Inc.	602	10,565
SUPERVALU, Inc.*	6,900	34,776
The Hain Celestial Group, Inc.*	1,462	89,299
Tootsie Roll Industries, Inc.	988	29,551
TreeHouse Foods, Inc.*	1,314	85,607
United Natural Foods, Inc.*	1,800	88,560
Village Super Market, Inc., Class A	168	5,660
Weis Markets, Inc.	566	23,036

		967,526

Forest Products & Paper — 0.7%
Boise, Inc.*	3,725	32,259
Buckeye Technologies, Inc.	1,380	41,331
Clearwater Paper Corp.*	978	51,531
Deltic Timber Corp.	492	33,810
KapStone Paper and Packaging Corp.*	1,320	36,696
Neenah Paper, Inc.	574	17,656
P.H. Glatfelter Co.	1,659	38,787
Resolute Forest Products*	3,400	55,012
Schweitzer-Mauduit International, Inc.	1,176	45,547
Wausau Paper Corp.	1,581	17,043

		369,672

Gas — 0.9%
Chesapeake Utilities Corp.	257	12,606
Delta Natural Gas Co., Inc.	400	8,744
New Jersey Resources Corp.	1,432	64,225

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Gas — (continued)
Northwest Natural Gas Co.	1,150	$50,393
Piedmont Natural Gas Co., Inc.	2,651	87,165
South Jersey Industries, Inc.	1,040	57,814
Southwest Gas Corp.	1,594	75,651
The Laclede Group, Inc.	756	32,281
WGL Holdings, Inc.	1,794	79,115

		467,994

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	1,770	59,419
Hardinge, Inc.	1,000	13,630

		73,049

Healthcare Products — 3.1%
Abaxis, Inc.*	829	39,228
Abiomed, Inc.*	1,089	20,332
Accuray, Inc.*	2,738	12,704
Affymetrix, Inc.*	2,371	11,191
Align Technology, Inc.*	2,565	85,953
Alphatec Holdings, Inc.*	816	1,722
AngioDynamics, Inc.*	558	6,378
ArthroCare Corp.*	1,155	40,148
AtriCure, Inc.*	400	3,168
Atrion Corp.	37	7,104
Biolase, Inc.*	3	12
Cantel Medical Corp.	950	28,557
Cardiovascular Systems, Inc.*	400	8,192
Cepheid, Inc.*	2,380	91,321
Cerus Corp.*	3,600	15,912
Conceptus, Inc.*	1,392	33,617
CONMED Corp.	1,203	40,974
CryoLife, Inc.	599	3,600
Cyberonics, Inc.*	932	43,627
Cynosure, Inc., Class A*	395	10,337
DexCom, Inc.*	2,242	37,486
Endologix, Inc.*	2,298	37,113
Exactech, Inc.*	209	4,324
Genomic Health, Inc.*	509	14,395
Globus Medical, Inc.*	500	7,340
Greatbatch, Inc.*	993	29,661
Haemonetics Corp.*	1,746	72,738
Hanger Orthopedic Group, Inc.*	1,108	34,935
Hansen Medical, Inc.*	1,388	2,790
HeartWare International, Inc.*	489	43,242
ICU Medical, Inc.*	379	22,342
Immunocellular Therapeutics Ltd.*	3,600	9,864
Insulet Corp.*	1,846	47,738
Integra LifeSciences Holdings Corp.*	826	32,222
Invacare Corp.	1,190	15,529
Luminex Corp.*	1,353	22,352
MAKO Surgical Corp.*	1,705	19,011
Masimo Corp.*	1,904	37,356
Merge Healthcare, Inc.*	1,657	4,789
Meridian Bioscience, Inc.	1,360	31,035
Merit Medical Systems, Inc.*	1,375	16,857
Natus Medical, Inc.*	1,475	19,824
NuVasive, Inc.*	1,406	29,962
NxStage Medical, Inc.*	1,684	18,996

	Number of Shares	Value†

Healthcare Products — (continued)
OraSure Technologies, Inc.*	2,201	$11,885
Orthofix International N.V.*	671	24,069
Palomar Medical Technologies, Inc.*	361	4,870
Photomedex, Inc.*	700	11,263
Quidel Corp.*	1,251	29,711
Rochester Medical Corp.*	800	11,696
Rockwell Medical Technologies, Inc.*	400	1,584
Solta Medical, Inc.*	1,200	2,640
Spectranetics Corp.*	1,265	23,440
STAAR Surgical Co.*	700	3,941
STERIS Corp.	2,032	84,552
SurModics, Inc.*	773	21,064
Symmetry Medical, Inc.*	944	10,809
The Female Health Co.	304	2,201
Tornier BV*	800	15,080
Unilife Corp.*	1,910	4,164
Utah Medical Products, Inc.	200	9,754
Vascular Solutions, Inc.*	283	4,590
Volcano Corp.*	1,964	43,719
West Pharmaceutical Services, Inc.	1,189	77,214
Wright Medical Group, Inc.*	1,661	39,548

		1,553,772

Healthcare Services — 1.5%
Acadia Healthcare Co., Inc.*	900	26,451
Air Methods Corp.*	1,587	76,557
Almost Family, Inc.*	177	3,616
Amedisys, Inc.*	806	8,963
Amsurg Corp.*	1,023	34,414
Assisted Living Concepts, Inc., Class A	404	4,804
Bio-Reference Labs, Inc.*	707	18,368
Capital Senior Living Corp.*	1,036	27,381
Centene Corp.*	1,768	77,863
Emeritus Corp.*	1,183	32,876
Five Star Quality Care, Inc.*	800	5,352
Gentiva Health Services, Inc.*	1,623	17,561
HealthSouth Corp.*	3,636	95,881
Healthways, Inc.*	1,558	19,085
IPC The Hospitalist Co., Inc.*	747	33,226
Kindred Healthcare, Inc.*	1,586	16,701
LHC Group, Inc.*	382	8,209
Magellan Health Services, Inc.*	941	44,763
Molina Healthcare, Inc.*	1,168	36,056
National Healthcare Corp.	406	18,562
Select Medical Holdings Corp.*	1,300	11,700
Skilled Healthcare Group, Inc., Class A*	561	3,686
The Ensign Group, Inc.	540	18,036
Triple-S Management Corp., Class B*	691	12,037
U.S. Physical Therapy, Inc.	591	15,868
Vanguard Health Systems, Inc.*	987	14,677
WellCare Health Plans, Inc.*	1,626	94,243

		776,936

Holding Companies — 0.1%
Harbinger Group, Inc.*	1,775	14,661
Horizon Pharma, Inc.*	1,000	2,710
National Bank Holdings Corp.	500	9,150

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Holding Companies — (continued)
Primoris Services Corp.	890	$19,678

		46,199

Home Builders — 0.7%
Beazer Homes USA, Inc.*	1,224	19,388
Cavco Industries, Inc.*	169	8,039
Hovnanian Enterprises, Inc., Class A*	4,810	27,754
KB Home	2,900	63,133
M.D.C. Holdings, Inc.	1,300	47,645
M/I Homes, Inc.*	836	20,440
Meritage Homes Corp.*	1,090	51,077
Standard Pacific Corp.*	3,690	31,882
The Ryland Group, Inc.	1,746	72,669
Winnebago Industries, Inc.*	1,422	29,350

		371,377

Home Furnishings — 0.5%
American Woodmark Corp.*	569	19,363
Bassett Furniture Industries, Inc.	600	9,576
DTS, Inc.*	1,003	16,680
Ethan Allen Interiors, Inc.	1,028	33,842
Hooker Furniture Corp.	600	9,564
Kimball International, Inc., Class B	744	6,741
La-Z-Boy, Inc.	1,962	37,023
Select Comfort Corp.*	1,972	38,986
Skullcandy, Inc.*	407	2,149
TiVo, Inc.*	4,855	60,153
Universal Electronics, Inc.*	700	16,275
VOXX International Corp*	825	8,836

		259,188

Hotels & Resorts — 0.1%
Caesars Entertainment Corp.*	1,300	20,618
Chatham Lodging Trust	1,000	17,610

		38,228

Household Products & Wares — 0.5%
ACCO Brands Corp.*	4,393	29,345
American Greetings Corp., Class A	1,043	16,792
AT Cross Co. Class A*	300	4,131
Blyth, Inc.	282	4,896
Central Garden & Pet Co., Class A*	1,202	9,881
CSS Industries, Inc.	212	5,506
Helen of Troy Ltd.*	1,195	45,840
Oil-Dri Corp. of America	97	2,641
Prestige Brands Holdings, Inc.*	1,972	50,661
Spectrum Brands Holdings, Inc.	800	45,272
Tumi Holdings, Inc.*	900	18,846
WD-40 Co.	646	35,381

		269,192

Housewares — 0.0%
Libbey, Inc.*	500	9,665
Lifetime Brands, Inc.	200	2,282

		11,947

Industrial — 0.1%
Aegion Corp*	1,555	35,998
Rexnord Corp.*	1,000	21,230

		57,228

	Number of Shares	Value†

Insurance — 2.5%
Alterra Capital Holdings Ltd.	3,060	$96,390
American Equity Investment Life Holding Co.	2,576	38,357
American Safety Insurance Holdings Ltd.*	395	9,859
AMERISAFE, Inc.	908	32,270
AmTrust Financial Services, Inc.	1,152	39,917
Argo Group International Holdings Ltd.	947	39,187
Baldwin & Lyons, Inc., Class B	325	7,732
Citizens, Inc.*	1,466	12,300
CNO Financial Group, Inc.	6,993	80,070
Crawford & Co., Class B	338	2,565
Donegal Group, Inc., Class A	283	4,321
eHealth, Inc.*	520	9,298
EMC Insurance Group, Inc.	100	2,633
Employers Holdings, Inc.	1,282	30,063
Enstar Group Ltd.*	274	34,055
FBL Financial Group, Inc., Class A	327	12,707
First American Financial Corp.	3,673	93,919
Global Indemnity PLC*	383	8,886
Greenlight Capital Re Ltd., Class A*	928	22,690
Hallmark Financial Services, Inc.*	255	2,295
Hilltop Holdings, Inc.*	1,692	22,825
Homeowners Choice, Inc.	500	13,625
Horace Mann Educators Corp.	1,509	31,463
Infinity Property & Casualty Corp.	520	29,224
Kansas City Life Insurance Co.	73	2,856
Maiden Holdings Ltd.	2,268	24,018
Meadowbrook Insurance Group, Inc.	1,518	10,702
MGIC Investment Corp.*	6,427	31,814
Montpelier Re Holdings Ltd.	1,707	44,467
National Interstate Corp.	102	3,058
National Western Life Insurance Co.,Class A	152	26,752
Onebeacon Insurance Group Ltd., Class A	600	8,112
Platinum Underwriters Holdings Ltd.	1,256	70,097
Primerica, Inc.	1,500	49,170
Radian Group, Inc.	4,803	51,440
RLI Corp.	761	54,678
Safety Insurance Group, Inc.	382	18,775
Selective Insurance Group	2,175	52,222
State Auto Financial Corp.	376	6,550
Stewart Information Services Corp.	608	15,486
Symetra Financial Corp.	2,500	33,525
The Navigators Group, Inc.*	295	17,331
The Phoenix Cos., Inc.*	146	4,492
Tower Group International Ltd.	1,847	34,077
United Fire Group, Inc.	680	17,320
Universal American Corp.*	1,780	14,827
Universal Insurance Holdings, Inc.	251	1,217

		1,269,637

Internet — 2.2%
1-800-Flowers.com, Inc., Class A*	737	3,663
Angie’s List, Inc.*	1,300	25,688
Bankrate, Inc.*	1,523	18,185
Bazaarvoice, Inc.*	500	3,660
Blucora, Inc.*	1,496	23,158
Blue Nile, Inc.*	339	11,679

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
Boingo Wireless, Inc.*	900	$4,968
BroadSoft, Inc.*	961	25,438
Cogent Communications Group, Inc.	1,719	45,382
comScore, Inc.*	1,659	27,838
Constant Contact, Inc.*	865	11,228
DealerTrack Holdings, Inc.*	1,696	49,828
Dice Holdings, Inc.*	1,163	11,781
Digital River, Inc.*	1,088	15,384
EarthLink, Inc.	3,116	16,889
ePlus, Inc.*	74	3,420
ExactTarget, Inc.*	500	11,635
Global Sources Ltd.*	372	2,812
HealthStream, Inc.*	600	13,764
ICG Group, Inc.*	1,228	15,325
Internap Network Services Corp.*	2,621	24,506
IntraLinks Holdings, Inc.*	800	5,088
Kayak Software Corp.*	300	11,988
Keynote Systems, Inc.	428	5,975
Limelight Networks, Inc.*	1,172	2,414
Lionbridge Technologies, Inc.*	1,243	4,810
Liquidity Services, Inc.*	735	21,910
ModusLink Global Solutions, Inc.*	945	3,118
Move, Inc*	1,879	22,454
NIC, Inc.*	2,629	50,372
NutriSystem, Inc.	537	4,554
OpenTable, Inc.*	856	53,911
Orbitz Worldwide, Inc.*	476	2,718
Overstock.com, Inc.*	271	3,339
PC-Tel, Inc.	1,200	8,520
Perficient, Inc.*	745	8,687
QuinStreet, Inc.*	715	4,269
ReachLocal, Inc.*	200	2,992
RealNetworks, Inc.*	515	3,971
Responsys, Inc.*	1,400	12,390
Saba Software, Inc.*	752	5,978
Safeguard Scientifics, Inc.*	450	7,110
Sapient Corp.*	4,652	56,708
Shutterfly, Inc.*	1,190	52,562
Shutterstock, Inc.*	300	13,494
Sourcefire, Inc.*	1,070	63,376
SPS Commerce, Inc.*	500	21,335
Stamps.com, Inc.*	362	9,039
support.com, Inc.*	1,139	4,761
TechTarget, Inc.*	500	2,445
The Active Network, Inc.*	1,400	5,866
Towerstream Corp.*	900	2,007
Travelzoo, Inc.*	111	2,372
Trulia, Inc.*	400	12,552
U.S. Auto Parts Network, Inc.*	338	406
United Online, Inc.	2,790	16,824
Unwired Planet, Inc.*	1,814	4,027
ValueClick, Inc.*	2,790	82,444
VASCO Data Security International, Inc.*	728	6,144
VirnetX Holding Corp.*	1,583	30,346
Vitacost.com, Inc.*	1,300	9,399
Vocus, Inc.*	881	12,466

	Number of Shares	Value†

Internet — (continued)
Web.com Group, Inc.*	1,200	$20,496
WebMD Health Corp.*	2,000	48,640
Websense, Inc.*	1,499	22,485
XO Group, Inc.*	659	6,590
Yelp, Inc.*	500	11,855
Zix Corp.*	1,148	4,110

		1,135,548

Investment Companies — 1.0%
Apollo Investment Corp.	7,403	61,889
Arlington Asset Investment Corp., Class A	500	12,905
BlackRock Kelso Capital Corp.	3,197	31,970
Capital Southwest Corp.	159	18,285
Fifth Street Finance Corp.	4,221	46,516
Gladstone Capital Corp.	412	3,790
Golub Capital BDC, Inc.	851	14,050
KCAP Financial, Inc.	599	6,451
Main Street Capital Corp.	1,030	33,053
MCG Capital Corp.	1,854	8,862
Medallion Financial Corp.	1,148	15,177
Medley Capital Group	1,181	18,719
MVC Capital, Inc.	481	6,171
New Mountain Finance Corp.	957	13,991
NGP Capital Resources Co.	331	2,353
PennantPark Investment Corp.	2,403	27,130
Prospect Capital Corp.	7,186	78,399
Solar Capital Ltd.	1,473	34,601
Solar Senior Capital Ltd.	800	15,360
THL Credit, Inc.	500	7,490
TICC Capital Corp.	1,655	16,451
Triangle Capital Corp.	1,178	32,972

		506,585

Iron & Steel — 0.1%
AK Steel Holding Corp.*	3,900	12,909
Metals USA Holdings Corp.	200	4,130
Schnitzer Steel Industries, Inc., Class A	900	23,994
Universal Stainless & Alloy Products, Inc.*	133	4,835

		45,868

Leisure Time — 0.6%
Arctic Cat, Inc.*	444	19,403
Black Diamond, Inc.*	400	3,644
Brunswick Corp.	3,468	118,675
Callaway Golf Co.	2,146	14,206
Interval Leisure Group, Inc.	1,716	37,306
Life Time Fitness, Inc.*	1,459	62,416
Marine Products Corp.	160	1,178
Town Sports International Holdings, Inc.*	600	5,676
WMS Industries, Inc.*	2,300	57,983

		320,487

Lodging — 0.3%
Ameristar Casinos, Inc.	1,405	36,853
Boyd Gaming Corp.*	1,500	12,405
Marcus Corp.	433	5,408
Monarch Casino & Resort, Inc.*	185	1,800
Morgans Hotel Group Co.*	394	2,333
Orient-Express Hotels Ltd., Class A*	3,345	32,982

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Lodging — (continued)
Red Lion Hotels Corp.*	264	$1,877
Ryman Hospitality Properties	1,212	55,449

		149,107

Machinery — Construction & Mining — 0.1%
Astec Industries, Inc.	598	20,888
Hyster-Yale Materials Handling, Inc.	344	19,639

		40,527

Machinery — Diversified — 1.5%
Alamo Group, Inc.	317	12,125
Albany International Corp., Class A	1,132	32,715
Altra Holdings, Inc.	1,203	32,746
Applied Industrial Technologies, Inc.	1,482	66,690
Briggs & Stratton Corp.	1,936	48,013
Cascade Corp.	428	27,811
Chart Industries, Inc.*	1,177	94,172
Cognex Corp.	1,557	65,628
Columbus McKinnon Corp.*	485	9,336
DXP Enterprises, Inc.*	322	24,053
Flow International Corp.*	1,208	4,723
Global Power Equipment Group, Inc.	400	7,048
Hurco Cos., Inc.*	200	5,446
Intermec, Inc.*	2,735	26,885
Intevac, Inc.*	341	1,610
iRobot Corp.*	1,082	27,764
Kadant, Inc.	299	7,475
Lindsay Corp.	553	48,764
Middleby Corp.*	695	105,744
NACCO Industries, Inc., Class A	222	11,846
Sauer-Danfoss, Inc.	519	30,325
Tennant Co.	836	40,596
The Gorman-Rupp Co.	401	12,050
Twin Disc, Inc.	235	5,894

		749,459

Media — 0.6%
Belo Corp., Class A	3,560	34,995
Central European Media Enterprises Ltd., Class A*	900	3,798
Courier Corp.	247	3,559
Crown Media Holdings, Inc., Class A*	217	445
Cumulus Media, Inc., Class A*	4,300	14,491
Demand Media, Inc.*	1,300	11,219
Digital Generation, Inc.*	657	4,225
E.W. Scripps Co., Class A*	1,206	14,508
Entercom Communications Corp., Class A*	400	2,976
Entravision Communications Corp., Class A*	1,000	3,190
Fisher Communications, Inc.	200	7,848
Journal Communications, Inc., Class A*	884	5,940
LIN TV Corp., Class A*	1,072	11,781
Martha Stewart Living Omnimedia, Inc., Class A*	562	1,484
Meredith Corp.	1,300	49,738
Nexstar Broadcasting Group	400	7,200
Outdoor Channel Holdings, Inc.*	626	5,584
Saga Communications, Inc.*	133	6,153

	Number of Shares	Value†

Media — (continued)
Scholastic Corp.	1,156	$30,807
Sinclair Broadcast Group, Inc., Class A	2,017	40,824
The Dolan, Co.*	593	1,417
The McClatchy Co., Class A*	1,100	3,190
The New York Times Co., Class A*	4,821	47,246
Value Line, Inc.	23	217
World Wrestling Entertainment, Inc.,Class A	914	8,061

		320,896

Medical Instruments — 0.0%
Navidea Biopharmaceuticals, Inc.*	6,000	16,260

Metal Fabricate/Hardware — 0.7%
A.M. Castle & Co.*	435	7,613
Ampco-Pittsburgh Corp.	214	4,047
CIRCOR International, Inc.	735	31,238
Dynamic Materials Corp.	290	5,046
Furmanite Corp.*	954	6,382
Haynes International, Inc.	364	20,129
Kaydon Corp.	978	25,017
L.B. Foster Co., Class A	266	11,781
Mueller Industries, Inc.	794	42,312
Mueller Water Products, Inc., Class A	6,192	36,719
NN, Inc.*	400	3,784
Northwest Pipe Co.*	183	5,120
Olympic Steel, Inc.	231	5,521
Omega Flex, Inc.*	59	1,014
RBC Bearings, Inc.*	837	42,319
RTI International Metals, Inc.*	1,113	35,271
Sun Hydraulics Corp.	859	27,926
Worthington Industries, Inc.	1,984	61,464

		372,703

Mining — 0.9%
AMCOL International Corp.	798	24,092
Century Aluminum Co.*	2,254	17,446
Coeur d’Alene Mines Corp.*	3,028	57,108
Gaslog Ltd.	1,100	14,146
General Moly, Inc.*	1,499	3,313
Globe Specialty Metals, Inc.	2,414	33,603
Gold Resource Corp.	1,300	16,939
Golden Minerals Co.*	868	2,066
Golden Star Resources Ltd.*	11,900	19,040
Hecla Mining Co.	10,817	42,727
Horsehead Holding Corp.*	1,583	17,223
Kaiser Aluminum Corp.	816	52,754
Materion Corp.	857	24,424
McEwen Mining, Inc.*	7,725	22,094
Midway Gold Corp.*	2,200	2,684
Noranda Aluminium Holding Corp.	600	2,694
Paramount Gold and Silver Corp.*	2,900	6,467
Revett Minerals, Inc.*	800	1,824
Stillwater Mining Co.*	4,524	58,495
United States Lime & Minerals, Inc.*	29	1,543
Uranerz Energy Corp.*	1,700	2,159
Uranium Energy Corp.*	2,400	5,280
US Antimony Corp.*	2,500	4,325
US Silica Holdings, Inc.*	600	14,148

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — (continued)
Vista Gold Corp.*	1,900	$4,104

		450,698

Miscellaneous Manufacturing — 2.1%
A.O. Smith Corp.	1,361	100,129
Actuant Corp., Class A	2,806	85,920
American Railcar Industries, Inc.	300	14,022
AZZ, Inc.	976	47,043
Barnes Group, Inc.	1,965	56,847
Blount International, Inc.*	1,995	26,693
Chase Corp.	200	3,864
CLARCOR, Inc.	1,898	99,417
EnPro Industries, Inc.*	717	36,689
ESCO Technologies, Inc.	1,034	42,249
Fabrinet	500	7,305
Federal Signal Corp.*	1,743	14,188
FreightCar America, Inc.	270	5,891
GP Strategies Corp.*	696	16,607
Griffon Corp.	1,956	23,316
Handy & Harman Ltd.*	200	3,078
Hexcel Corp.*	3,620	105,016
John Bean Technologies Corp.	1,229	25,502
Koppers Holdings, Inc.	820	36,064
LSB Industries, Inc.*	549	19,094
Lydall, Inc.*	300	4,605
Matthews International Corp., Class A	1,105	38,553
Movado Group, Inc.	760	25,475
Myers Industries, Inc.	1,625	22,685
NL Industries, Inc.	90	1,119
Park-Ohio Holdings Corp.*	200	6,626
PMFG, Inc.*	486	2,999
Proto Labs, Inc.*	300	14,730
Raven Industries, Inc.	1,546	51,961
Smith & Wesson Holding Corp.*	1,979	17,811
Standex International Corp.	500	27,610
STR Holdings, Inc.*	725	1,573
Sturm Ruger & Co., Inc.	619	31,402
Tredegar Corp.	761	22,404
Trimas Corp.*	1,095	35,555

		1,074,042

Office Furnishings — 0.5%
Herman Miller, Inc.	2,232	61,759
HNI Corp.	1,643	58,310
Interface, Inc.	2,195	42,188
Knoll, Inc.	1,953	35,408
Steelcase, Inc., Class A	3,131	46,120

		243,785

Oil & Gas — 3.1%
Abraxas Petroleum Corp.*	2,000	4,620
Alon USA Energy, Inc.	152	2,896
Apco Oil and Gas International, Inc.*	258	3,199
Approach Resources, Inc.*	1,341	33,002
Arabian American Development Co.*	1,000	8,430
Berry Petroleum Co., Class A	1,834	84,896
Bill Barrett Corp.*	1,725	34,966
Bonanza Creek Energy, Inc.*	500	19,335

	Number of Shares	Value†

Oil & Gas — (continued)
BPZ Resources, Inc.*	2,283	$5,182
C J Energy Services, Inc.*	1,430	32,747
Callon Petroleum Co.*	1,000	3,700
Carrizo Oil & Gas, Inc.*	1,465	37,753
Clayton Williams Energy, Inc.*	217	9,489
Comstock Resources, Inc.*	1,987	32,289
Contango Oil & Gas Co.*	503	20,165
CVR Energy, Inc.*	600	30,972
Delek US Holdings, Inc.	498	19,651
Diamondback Energy Inc.*	500	13,420
Emerald Oil, Inc.*	200	1,408
Endeavour International Corp.*	1,352	3,988
Energy XXI Bermuda Ltd.	3,062	83,348
EPL Oil & Gas, Inc.*	1,200	32,172
Evolution Petroleum Corp.*	500	5,075
Forest Oil Corp.*	3,900	20,514
FX Energy, Inc.*	1,389	4,667
Gastar Exploration Ltd.*	1,500	2,640
Goodrich Petroleum Corp.*	1,281	20,048
Gulfport Energy Corp.*	2,863	131,211
Halcon Resources Corp.*	3,476	27,078
Harvest Natural Resources, Inc.*	1,846	6,479
Hercules Offshore, Inc.*	6,105	45,299
Isramco, Inc.*	21	2,082
Kodiak Oil & Gas Corp.*	9,900	89,991
Magnum Hunter Resources Corp.*	5,200	20,852
Matador Resources Co.*	400	3,544
McMoran Exploration Co.*	3,454	56,473
Midstates Petroleum Co., Inc.*	1,100	9,405
Miller Energy Resources, Inc.*	400	1,484
Northern Oil & Gas, Inc.*	2,253	32,398
Oasis Petroleum, Inc.*	2,836	107,967
Panhandle Oil and Gas, Inc., Class A	117	3,352
Parker Drilling Co.*	5,217	22,329
PDC Energy, Inc.*	1,012	50,165
Penn Virginia Corp.*	1,012	4,088
Petroquest Energy, Inc.*	1,539	6,833
Pioneer Energy Services Corp.*	2,650	21,863
Quicksilver Resources, Inc.*	4,600	10,350
Resolute Energy Corp.*	1,600	18,416
Rex Energy Corp.*	1,800	29,664
Rosetta Resources, Inc.*	1,937	92,162
Sanchez Energy Corp.*	500	9,960
Stone Energy Corp.*	1,879	40,868
Swift Energy Co.*	1,889	27,976
Synergy Resources Corp.*	2,000	13,720
Triangle Petroleum Corp.*	1,100	7,260
Vaalco Energy, Inc.*	2,430	18,444
Vantage Drilling Co.	9,090	15,908
W&T Offshore, Inc.	1,043	14,811
Warren Resources, Inc.*	1,705	5,473
Western Refining, Inc.	2,037	72,130

		1,590,607

Oil & Gas Services — 1.7%
Basic Energy Services, Inc.*	1,488	20,341
Bolt Technology Corp.	700	12,222

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — (continued)
Cal Dive International, Inc.*	2,189	$3,940
Dawson Geophysical Co.*	215	6,450
Dril-Quip, Inc.*	1,460	127,268
Exterran Holdings, Inc.*	2,300	62,100
Flotek Industries, Inc.*	2,100	34,335
Forum Energy Technologies, Inc.*	800	23,008
Geospace Technologies Corp.*	476	51,370
Global Geophysical Services, Inc.*	500	1,225
Gulf Island Fabrication, Inc.	318	6,697
Helix Energy Solutions Group, Inc.*	4,001	91,543
Hornbeck Offshore Services, Inc.*	1,378	64,022
ION Geophysical Corp.*	5,465	37,217
Key Energy Services, Inc.*	6,024	48,674
Lufkin Industries, Inc.	1,172	77,809
Matrix Service Co.*	687	10,236
Mitcham Industries, Inc.*	300	5,076
Natural Gas Services Group, Inc.*	294	5,662
Newpark Resources, Inc.*	3,512	32,591
Targa Resources Corp.	1,100	74,756
Tesco Corp.*	1,400	18,746
TETRA Technologies, Inc.*	3,479	35,695
TGC Industries, Inc.	900	8,910
Thermon Group Holdings, Inc.*	700	15,547
Willbros Group, Inc.*	1,017	9,987

		885,427

Packaging and Containers — 0.2%
AEP Industries, Inc.*	238	17,091
Berry Plastics Group, Inc.*	1,000	19,050
Graphic Packaging Holding Co.*	5,687	42,595

		78,736

Pharmaceuticals — 3.0%
Achillion Pharmaceuticals, Inc.*	1,700	14,858
Acura Pharmaceuticals, Inc.*	153	326
Aegerion Pharmaceuticals, Inc.*	900	36,306
Akorn, Inc.*	2,413	33,372
Amicus Therapeutics, Inc.*	500	1,585
Ampio Pharmaceuticals, Inc.*	600	2,742
Anacor Pharmaceuticals, Inc.*	500	3,230
Anika Therapeutics, Inc.*	700	10,164
Antares Pharma, Inc.*	2,700	9,666
Array BioPharma, Inc.*	3,948	19,424
Auxilium Pharmaceuticals, Inc.*	1,565	27,043
AVANIR Pharmaceuticals, Inc., Class A*	3,377	9,253
BioDelivery Sciences International, Inc.*	1,200	5,052
BioScrip, Inc.*	2,011	25,560
Biospecifics Technologies Corp.*	69	1,176
Cadence Pharmaceuticals, Inc.*	2,414	16,150
Clovis Oncology, Inc.*	700	20,069
Corcept Therapeutics, Inc.*	700	1,400
Cornerstone Therapeutics, Inc.*	127	898
Cytori Therapeutics, Inc.*	810	2,033
Depomed, Inc.*	2,583	15,162
Derma Sciences, Inc.*	700	8,456
Dyax Corp.*	5,020	21,887
Endocyte, Inc.*	1,500	18,675
Furiex Pharmaceuticals, Inc.*	200	7,496

	Number of Shares	Value†

Pharmaceuticals — (continued)
Hi-Tech Pharmacal Co, Inc.*	255	$8,443
Idenix Pharmaceuticals, Inc.*	2,593	9,231
Impax Laboratories, Inc.*	2,437	37,627
Infinity Pharmaceuticals, Inc.*	928	44,980
Ironwood Pharmaceuticals, Inc.*	2,961	54,157
Isis Pharmaceuticals, Inc.*	3,510	59,459
Jazz Pharmaceuticals PLC*	1,609	89,959
Keryx Biopharmaceuticals, Inc.*	3,500	24,640
Lannett Co, Inc.*	197	1,992
MannKind Corp.*	5,504	18,659
Natural Grocers By Vitamin Cottage, Inc.*	400	9,020
Nature’s Sunshine Products, Inc.	200	3,048
Nektar Therapeutics*	4,833	53,163
Neogen Corp.*	868	43,027
Neurocrine Biosciences, Inc.*	2,777	33,713
Nutraceutical International Corp.*	196	3,401
Obagi Medical Products, Inc.*	851	16,807
Omega Protein Corp.*	500	5,375
Opko Health, Inc.*	4,776	36,441
Optimer Pharmaceuticals, Inc.*	1,995	23,741
Orexigen Therapeutics, Inc.*	2,888	18,050
Osiris Therapeutics, Inc.*	373	3,879
Pacira Pharmaceuticals, Inc.*	800	23,088
Pain Therapeutics, Inc.*	779	2,672
Pharmacyclics, Inc.*	2,000	160,820
PharMerica Corp.*	820	11,480
Pozen, Inc.*	302	1,592
Progenics Pharmaceuticals, Inc.*	601	3,239
Questcor Pharmaceuticals, Inc.	2,136	69,505
Raptor Pharmaceutical Corp.*	2,700	15,795
Repros Therapeutics, Inc.*	900	14,490
Rigel Pharmaceuticals, Inc.*	2,690	18,265
Sagent Pharmaceuticals, Inc.*	200	3,510
Santarus, Inc.*	2,397	41,540
Sciclone Pharmaceuticals, Inc.*	2,277	10,474
SIGA Technologies, Inc.*	685	2,452
Spectrum Pharmaceuticals, Inc.*	2,414	18,008
Sucampo Pharmaceuticals, Inc., Class A*	171	1,118
Synageva BioPharma Corp.*	400	21,968
Synergy Pharmaceuticals, Inc.*	2,100	12,747
Synta Pharmaceuticals Corp.*	1,921	16,521
Synutra International, Inc.*	311	1,462
Targacept, Inc.*	703	3,009
Theravance, Inc.*	2,016	47,618
Threshold Pharmaceuticals, Inc.*	2,000	9,220
USANA Health Sciences, Inc.*	124	5,993
Vanda Pharmaceuticals, Inc.*	741	2,905
ViroPharma, Inc.*	2,378	59,830
Vivus, Inc.*	3,370	37,070
XenoPort, Inc.*	1,927	13,778
Zogenix, Inc.*	2,800	5,040

		1,546,004

Pipelines — 0.2%
Crosstex Energy, Inc.	1,564	30,123
Semgroup Corp.*	1,600	82,752

		112,875

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Private Equity — 0.1%
Fidus Investment Corp.	627	$12,007
Gladstone Investment Corp.	879	6,425
Harris & Harris Group, Inc.*	362	1,303
Hercules Technology Growth Capital, Inc.	2,338	28,641

		48,376

Real Estate — 0.2%
Consolidated-Tomoka Land Co.	124	4,867
Forestar Group, Inc.*	1,163	25,423
HFF, Inc., Class A*	1,400	27,902
Kennedy-Wilson Holdings, Inc.	1,281	19,868
Thomas Properties Group, Inc.	1,800	9,234

		87,294

Retail — 6.2%
Aeropostale, Inc.*	3,184	43,302
AFC Enterprises*	959	34,840
America’s Car-Mart, Inc.*	227	10,610
ANN, Inc.*	1,685	48,899
Asbury Automotive Group, Inc.*	1,049	38,488
Barnes & Noble, Inc.*	1,400	23,030
bebe Stores, Inc.	1,517	6,326
Big 5 Sporting Goods Corp.	381	5,947
Biglari Holdings, Inc.*	59	22,018
BJ’s Restaurants, Inc.*	820	27,290
Bloomin’ Brands, Inc.*	800	14,296
Bob Evans Farms, Inc.	1,142	48,672
Body Central Corp.*	500	4,700
Bravo Brio Restaurant Group, Inc.*	500	7,915
Brown Shoe Co., Inc.	1,654	26,464
Buffalo Wild Wings, Inc.*	647	56,632
Cabela’s, Inc.*	1,808	109,890
Carrols Restaurant Group, Inc.*	213	1,105
Casey’s General Stores, Inc.	1,340	78,122
Cash America International, Inc.	1,125	59,029
CEC Entertainment, Inc.	572	18,733
Chuy’s Holdings, Inc.*	300	9,774
Citi Trends, Inc.*	303	3,100
Coinstar, Inc.*	1,050	61,341
Conn’s, Inc.*	804	28,864
Cracker Barrel Old Country Store, Inc.	724	58,535
Denny’s Corp.*	4,552	26,265
Destination Maternity Corp.	578	13,525
Destination XL Group, Inc.*	1,500	7,635
DineEquity, Inc.	571	39,279
Domino’s Pizza, Inc.	2,229	114,660
Einstein Noah Restaurant Group, Inc.	84	1,246
Express, Inc.*	3,454	61,516
Ezcorp, Inc., Class A*	1,766	37,616
Fiesta Restaurant Group, Inc.*	813	21,601
Fifth & Pacific Co., Inc.*	4,171	78,749
First Cash Financial Services, Inc.*	962	56,123
Five Below, Inc.*	400	15,156
Francesca’s Holdings Corp.*	1,158	33,188
Fred’s, Inc., Class A	1,831	25,048
Genesco, Inc.*	995	59,790
Gordmans Stores, Inc.*	200	2,342
Group 1 Automotive, Inc.	807	48,477

	Number of Shares	Value†

Retail — (continued)
Haverty Furniture Cos., Inc.	550	$11,308
hhgregg, Inc.*	662	7,315
Hibbett Sports, Inc.*	955	53,738
Hot Topic, Inc.	1,795	24,915
HSN, Inc.	1,279	70,166
Jack in the Box, Inc.*	1,614	55,828
Jamba, Inc.*	1,100	3,135
Jos. A. Bank Clothiers, Inc.*	899	35,870
Kirkland’s, Inc.*	427	4,893
Krispy Kreme Doughnuts, Inc.*	2,622	37,862
Lithia Motors, Inc., Class A	794	37,699
Luby’s, Inc.*	600	4,488
Lumber Liquidators Holdings, Inc.*	933	65,515
MarineMax, Inc.*	400	5,436
Mattress Firm Holding Corp.*	500	17,270
New York & Co., Inc.*	583	2,384
Office Depot, Inc.*	10,800	42,444
OfficeMax, Inc.	2,761	32,055
Papa John’s International, Inc.*	655	40,492
PC Connection, Inc.*	165	2,698
Penske Automotive Group, Inc.	1,676	55,911
PetMed Express, Inc.	413	5,540
Pier 1 Imports, Inc.	3,644	83,812
Pricesmart, Inc.	731	56,894
RadioShack Corp.*	3,900	13,104
Red Robin Gourmet Burgers, Inc.*	620	28,272
Regis Corp.	2,132	38,781
Restoration Hardware Holdings, Inc.*	200	7,000
Rite Aid Corp.*	27,172	51,627
Roundy’s, Inc.	900	5,913
Ruby Tuesday, Inc.*	2,813	20,732
rue21, Inc.*	679	19,956
Rush Enterprises, Inc., Class A*	1,035	24,964
Ruth’s Hospitality Group, Inc.*	1,695	16,170
Saks, Inc.*	4,241	48,644
Shoe Carnival, Inc.	358	7,318
Sonic Automotive, Inc., Class A	1,534	33,993
Sonic Corp.*	2,532	32,612
Stage Stores, Inc.	1,381	35,740
Stein Mart, Inc.	761	6,377
Steinway Musical Instruments, Inc.*	125	3,003
Susser Holdings Corp.*	502	25,657
Systemax, Inc.*	262	2,594
Texas Roadhouse, Inc.	2,470	49,869
The Bon-Ton Stores, Inc.	200	2,600
The Buckle, Inc.	1,049	48,936
The Cato Corp., Class A	804	19,409
The Cheesecake Factory, Inc.	2,116	81,699
The Children’s Place Retail Stores, Inc.*	894	40,069
The Finish Line, Inc., Class A	1,793	35,125
The Men’s Wearhouse, Inc.	1,756	58,686
The Pantry, Inc.*	1,254	15,637
The Pep Boys - Manny, Moe, & Jack*	1,705	20,102
The Wet Seal, Inc., Class A*	2,604	7,864
Tilly’s, Inc.*	400	5,088
Tuesday Morning Corp.*	1,129	8,761

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Vera Bradley, Inc.*	800	$18,904
Vitamin Shoppe, Inc.*	1,000	48,850
West Marine, Inc.*	264	3,018
Winmark Corp.	100	6,299
Zumiez, Inc.*	703	16,099

		3,157,278

Savings & Loans — 1.1%
Astoria Financial Corp.	3,201	31,562
Bank Mutual Corp.	2,432	13,449
BankFinancial Corp.*	609	4,927
Beneficial Mutual Bancorp, Inc.*	1,749	18,015
Berkshire Hills Bancorp, Inc.	1,102	28,145
BofI Holding, Inc.*	500	17,940
Brookline Bancorp, Inc.	2,222	20,309
Cape Bancorp, Inc.	300	2,748
Clifton Savings Bancorp, Inc.	150	1,869
Dime Community Bancshares, Inc.	1,030	14,791
ESB Financial Corp.	194	2,656
ESSA Bancorp, Inc.	319	3,458
EverBank Financial Corp.	1,000	15,400
First Defiance Financial Corp.	300	6,996
First Financial Holdings, Inc.	919	19,262
First Pactrust Bancorp, Inc.	200	2,280
Flushing Financial Corp.	1,338	22,666
Fox Chase Bancorp, Inc.	420	7,094
Home Bancorp, Inc.*	200	3,722
Home Federal Bancorp, Inc.	253	3,238
Home Loan Servicing Solutions Ltd.	2,200	51,326
Homestreet, Inc.*	600	13,404
Hometrust Bancshares, Inc.*	900	14,220
Investors Bancorp, Inc.	1,756	32,978
Kearny Financial Corp.	152	1,550
Meridian Interstate Bancorp, Inc.*	139	2,606
Northfield Bancorp, Inc.	593	6,736
Northwest Bancshares, Inc.	3,775	47,905
OceanFirst Financial Corp.	327	4,715
Oritani Financial Corp.	2,118	32,808
Provident Financial Holdings, Inc.	800	13,608
Provident Financial Services, Inc.	2,403	36,694
Provident New York Bancorp	951	8,626
Rockville Financial, Inc.	730	9,461
Roma Financial Corp.*	126	2,024
Simplicity Bancorp, Inc.	700	10,521
Territorial Bancorp, Inc.	243	5,778
United Financial Bancorp, Inc.	440	6,688
Westfield Financial, Inc.	784	6,099
WSFS Financial Corp.	357	17,364

		565,638

Semiconductors — 2.8%
Aeroflex Holding Corp.*	500	3,930
Alpha & Omega Semiconductor Ltd.*	400	3,552
Amkor Technology, Inc.*	2,511	10,044
ANADIGICS, Inc.*	1,379	2,758
Applied Micro Circuits Corp.*	2,958	21,948
ATMI, Inc.*	1,428	32,030
Axcelis Technologies, Inc.*	2,000	2,500

	Number of Shares	Value†

Semiconductors — (continued)
AXT, Inc.*	600	$1,764
Brooks Automation, Inc.	1,977	20,126
Cabot Microelectronics Corp.*	961	33,395
Cavium, Inc.*	1,779	69,043
CEVA, Inc.*	671	10,468
Cirrus Logic, Inc.*	2,481	56,443
Cohu, Inc.	504	4,717
Diodes, Inc.*	1,599	33,547
DSP Group, Inc.*	557	4,495
Emulex Corp.*	2,606	17,017
Entegris, Inc.*	5,270	51,962
Entropic Communications, Inc.*	3,832	15,596
Exar Corp.*	1,932	20,286
FormFactor, Inc.*	1,172	5,508
Gerber Scientific, Inc.~	500	0
GSI Technology, Inc.*	359	2,366
GSl Group, Inc.*	700	5,971
Gt Advanced Technologies, Inc*	3,599	11,841
Hittite Microwave Corp.*	1,066	64,557
Inphi Corp.*	500	5,225
Integrated Device Technology, Inc.*	5,493	41,033
Integrated Silicon Solution, Inc.*	500	4,585
Intermolecular, Inc.*	900	9,180
International Rectifier Corp.*	2,800	59,220
Intersil Corp., Class A	5,100	44,421
IXYS Corp.	566	5,428
Kopin Corp.*	1,507	5,576
Lattice Semiconductor Corp.*	3,824	20,841
LTX-Credence Corp.*	1,166	7,043
MaxLinear, Inc., Class A*	500	3,100
MEMC Electronic Materials, Inc.*	8,700	38,280
Micrel, Inc.	2,345	24,646
Microsemi Corp.*	3,293	76,299
Mindspeed Technologies, Inc.*	600	1,998
MKS Instruments, Inc.	1,996	54,291
Monolithic Power Systems, Inc.*	1,267	30,877
MoSys, Inc.*	500	2,355
Nanometrics, Inc.*	1,200	17,316
Omnivision Technologies, Inc.*	1,619	22,310
Pericom Semiconductor Corp.*	646	4,399
Photronics, Inc.*	2,192	14,642
PLX Technology, Inc.*	1,260	5,746
Power Integrations, Inc.	1,095	47,534
QLogic Corp.*	3,200	37,120
Rambus, Inc.*	4,623	25,935
Richardson Electronics Ltd.	300	3,558
Rubicon Technology, Inc.*	323	2,132
Rudolph Technologies, Inc.*	854	10,060
Semtech Corp.*	2,309	81,715
Sigma Designs, Inc.*	777	3,784
Silicon Image, Inc.*	2,739	13,311
Supertex, Inc.*	389	8,640
Tessera Technologies, Inc.	1,623	30,431
TriQuint Semiconductor, Inc.*	6,877	34,729
Ultra Clean Holdings*	400	2,600
Ultratech, Inc.*	978	38,660

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Veeco Instruments, Inc.*	1,393	$53,394
Volterra Semiconductor Corp.*	691	9,812

		1,408,090

Software — 4.0%
Accelrys, Inc.*	1,566	15,284
ACI Worldwide, Inc.*	1,509	73,730
Actuate Corp.*	2,840	17,040
Acxiom Corp.*	2,667	54,407
Advent Software, Inc.*	1,335	37,340
American Software, Inc., Class A	593	4,934
Aspen Technology, Inc.*	3,553	114,726
athenahealth, Inc.*	1,256	121,882
Avid Technology, Inc.*	749	4,696
Blackbaud, Inc.	1,750	51,853
Bottomline Technologies, Inc.*	1,345	38,346
Callidus Software, Inc.*	800	3,656
CommVault Systems, Inc.*	1,748	143,301
Computer Programs & Systems, Inc.	347	18,776
Cornerstone Ondemand, Inc.*	1,200	40,920
CSG Systems International, Inc.*	1,281	27,144
Demandware, Inc.*	300	7,605
Digi International, Inc.*	657	5,867
Ebix, Inc.	736	11,938
Envestnet, Inc.*	600	10,506
EPIQ Systems, Inc.	1,568	21,999
Fair Isaac Corp.	1,188	54,280
FalconStor Software, Inc.*	626	1,678
Fleetmatics Group PLC*	300	7,275
Geeknet, Inc.*	100	1,477
Glu Mobile, Inc.*	1,100	3,278
Greenway Medical Technologies*	400	6,360
Guidance Software, Inc.*	400	4,340
Guidewire Software, Inc.*	900	34,596
Imperva Inc*	400	15,400
inContact, Inc.*	900	7,281
Infoblox, Inc.*	500	10,850
InnerWorkings, Inc.*	1,124	17,017
Innodata Isogen, Inc.*	1,300	4,485
Interactive Intelligence Group, Inc.*	597	26,477
Jive Software, Inc.*	600	9,120
Mantech International Corp., Class A	739	19,857
Market Leader, Inc.*	1,200	10,752
MedAssets, Inc.*	2,048	39,424
Medidata Solutions, Inc.*	844	48,935
MicroStrategy, Inc., Class A*	318	32,144
Monotype Imaging Holdings, Inc.	1,599	37,976
Omnicell, Inc.*	1,435	27,093
PDF Solutions, Inc.*	1,200	19,224
Pegasystems, Inc.	830	23,306
Progress Software Corp.*	2,286	52,075
PROS Holdings, Inc.*	917	24,915
PTC, Inc.*	4,525	115,342
QAD, Inc.*	92	1,181
QLIK Technologies, Inc.*	3,141	81,132
Quality Systems, Inc.	1,304	23,837
RealPage, Inc.*	1,500	31,065

	Number of Shares	Value†

Software — (continued)
Rosetta Stone, Inc.*	202	$3,107
Schawk, Inc.	187	2,055
SciQuest, Inc.*	700	16,828
Seachange International, Inc.*	773	9,191
SS&C Technologies Holdings, Inc.*	1,100	32,978
Synchronoss Technologies, Inc.*	1,146	35,560
SYNNEX Corp.*	1,094	40,478
Take-Two Interactive Software, Inc.*	2,944	47,546
Tangoe, Inc.*	1,069	13,245
The Ultimate Software Group, Inc.*	1,016	105,827
Tyler Technologies, Inc.*	1,052	64,446
Verint Systems, Inc.*	1,695	61,952

		2,051,335

Storage & Warehousing — 0.1%
Mobile Mini, Inc.*	1,477	43,468
Wesco Aircraft Holdings, Inc.*	740	10,893

		54,361

Telecommunications — 2.6%
8X8, Inc.*	3,400	23,290
ADTRAN, Inc.	2,205	43,328
Anaren, Inc.*	312	6,050
Anixter International, Inc.*	1,034	72,297
Arris Group, Inc.*	4,081	70,071
Aruba Networks, Inc.*	3,913	96,808
Atlantic Tele-Network, Inc.	249	12,079
Aviat Networks, Inc.*	1,462	4,927
Black Box Corp.	562	12,257
CalAmp Corp.*	1,400	15,358
Calix, Inc.*	887	7,229
Cbeyond, Inc.*	568	4,220
Ciena Corp.*	3,300	52,833
Cincinnati Bell, Inc.*	5,985	19,511
Comtech Telecommunications Corp.	552	13,403
Comverse, Inc.*	690	19,348
Consolidated Communications Holdings, Inc.	1,745	30,625
DigitalGlobe, Inc.*	1,969	56,924
Extreme Networks, Inc.*	3,147	10,605
Fairpoint Communications, Inc.*	600	4,482
Finisar Corp.*	3,221	42,485
General Communication, Inc., Class A*	986	9,042
Globecomm Systems, Inc.*	500	6,005
Harmonic, Inc.*	3,470	20,091
Hawaiian Telcom Holdco, Inc.*	500	11,535
HickoryTech Corp.	400	4,060
IDT Corp., Class B*	300	3,618
Infinera Corp.*	4,694	32,858
InterDigital, Inc.	1,494	71,458
Iridium Communications, Inc.*	1,100	6,622
Ixia*	1,313	28,413
KVH Industries, Inc.*	354	4,804
Leap Wireless International, Inc.*	1,400	8,246
LogMeIn, Inc.*	581	11,167
Loral Space & Communications, Inc.*	346	21,410
Lumos Networks Corp	382	5,149
Magicjack Vocaltec Ltd.*	700	9,800

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
NeoPhotonics Corp.*	300	$1,533
NETGEAR, Inc.*	1,329	44,535
Neutral Tandem, Inc.*	926	3,028
NTELOS Holdings Corp	382	4,893
Numerex Corp.*	800	10,232
Oclaro, Inc.*	1,100	1,386
Oplink Communications, Inc.*	635	10,414
ORBCOMM, Inc.*	1,000	5,210
Parkervision, Inc.*	4,100	15,047
Plantronics, Inc.	1,567	69,246
Preformed Line Products Co.	45	3,149
Premiere Global Services, Inc.*	1,656	18,199
Primus Telecommunications Group, Inc.*	600	6,630
Procera Networks, Inc.*	700	8,323
RF Micro Devices, Inc.*	10,551	56,131
Rignet, Inc.*	700	17,458
Ruckus Wireless, Inc.*	300	6,300
Shenandoah Telecommunications Co.	559	8,514
ShoreTel, Inc.*	981	3,561
Sonus Networks, Inc.*	9,215	23,867
Symmetricom, Inc.*	959	4,354
Telenav, Inc.*	300	1,935
Tellabs, Inc.	11,600	24,244
Telular Corp.	400	4,024
Tessco Technologies, Inc.	400	8,656
Ubiquiti Networks, Inc.*	200	2,744
USA Mobility, Inc.	512	6,794
Viasat, Inc.*	1,362	65,975
Vonage Holdings Corp.*	8,100	23,409
Westell Technologies, Inc.*	1,400	2,814

		1,335,013

Textiles — 0.2%
Culp, Inc.	600	9,546
G&K Services, Inc., Class A	776	35,316
UniFirst Corp.	577	52,218

		97,080

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc.	584	6,126
LeapFrog Enterprises, Inc.*	1,876	16,059

		22,185

Transportation — 1.8%
Air Transport Services Group, Inc.*	2,085	12,155
Arkansas Best Corp.	795	9,286
Atlas Air Worldwide Holdings, Inc.*	848	34,564
Bristow Group, Inc.	1,350	89,019
CAI International, Inc.*	460	13,257
Celadon Group, Inc.	935	19,504
Echo Global Logistics, Inc.*	500	11,060
Forward Air Corp.	1,196	44,599
Frontline Ltd.*	1,200	2,808
Genco Shipping & Trading Ltd.*	511	1,472
Genesee & Wyoming, Inc., Class A*	1,626	151,397
Gulfmark Offshore, Inc., Class A	879	34,246
Heartland Express, Inc.	1,967	26,240
Hub Group, Inc., Class A*	1,343	51,652

	Number of Shares	Value†

Transportation — (continued)
International Shipholding Corp.	141	$2,566
Knight Transportation, Inc.	2,564	41,280
Knightsbridge Tankers Ltd.	574	4,707
Marten Transport Ltd.	434	8,736
Nordic American Tankers Tankers Ltd.	2,667	30,804
Old Dominion Freight Line, Inc.*	2,709	103,484
Pacer International, Inc.*	687	3,456
Patriot Transportation Holding, Inc.*	69	1,920
PHI, Inc.*	593	20,286
Quality Distribution, Inc.*	400	3,364
Rand Logistics, Inc.*	1,000	6,125
Roadrunner Transportation Systems, Inc.*	500	11,500
Saia, Inc.*	774	27,996
Scorpio Tankers, Inc.*	2,900	25,868
Ship Finance International Ltd.	1,684	29,706
Swift Transportation Co.*	3,300	46,794
Teekay Tankers Ltd., Class A	3,193	9,100
Universal Truckload Services, Inc.*	100	2,333
Werner Enterprises, Inc.	1,752	42,293
XPO Logistics, Inc.*	700	11,788

		935,365

Trucking and Leasing — 0.3%
AMERCO, Inc.*	295	51,194
Greenbrier Cos., Inc.*	1,047	23,777
TAL International Group, Inc.*	993	44,993
Textainer Group Holdings Ltd.	412	16,295

		136,259

Water — 0.3%
American States Water Co.	762	43,868
Artesian Resources Corp., Class A	113	2,539
California Water Service Group	1,766	35,144
Connecticut Water Service, Inc.	319	9,324
Consolidated Water Co., Inc.	312	3,089
Middlesex Water Co.	531	10,365
PICO Holdings, Inc.*	792	17,582
SJW Corp.	488	12,932
York Water Co.	297	5,584

		140,427

TOTAL COMMON STOCKS (Cost $34,345,566)		44,629,621

REAL ESTATE INVESTMENT TRUSTS — 8.4%
Apartments — 0.2%
Associated Estates Realty Corp.	2,156	40,188
Campus Crest Communities, Inc.	1,200	16,680
Education Realty Trust, Inc.	4,005	42,173
Select Income REIT	500	13,225
Silver Bay Realty Trust Corp.	539	11,157

		123,423

Building & Real Estate — 2.2%
Agree Realty Corp.	596	17,940
Alexander’s, Inc.	57	18,792
Anworth Mortgage Asset Corp.	5,431	34,378
Apollo Commercial Real Estate Finance, Inc.	700	12,313

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Building & Real Estate — (continued)
Capstead Mortgage Corp.	3,475	$44,550
Colony Financial, Inc.	2,616	58,075
CreXus Investment Corp.	2,661	34,646
CYS Investments, Inc.	6,756	79,315
Dynex Capital, Inc.	2,307	24,639
Getty Realty Corp.	1,163	23,504
Government Properties Income Trust	1,844	47,446
Gramercy Capital Corp.*	1,500	7,815
Invesco Mortgage Capital, Inc.	5,007	107,100
iStar Financial, Inc.*	3,318	36,133
New York Mortgage Trust, Inc.	1,400	10,556
NorthStar Realty Finance Corp.	6,821	64,663
Pennymac Mortgage Investment Trust	2,192	56,751
Redwood Trust, Inc.	2,977	69,007
Resource Capital Corp.	3,000	19,830
Spirit Realty Capital, Inc.	1,100	20,900
Starwood Property Trust, Inc.	4,835	134,220
Sun Communities, Inc.	1,190	58,703
Two Harbors Investment Corp.	11,000	138,710
UMH Properties, Inc.	168	1,725

		1,121,711

Diversified — 0.7%
AG Mortgage Investment Trust, Inc	1,188	30,258
Coresite Realty Corp.	700	24,486
DuPont Fabros Technology, Inc.	2,450	59,462
EPR Properties	1,810	94,210
PS Business Parks, Inc.	665	52,482
The GEO Group, Inc.	2,468	92,846
Whitestone REIT	200	3,028

		356,772

Diversified Financial Services — 0.4%
American Capital Mortgage. Inc.	2,043	52,812
Apollo Residential Mortgage, Inc.	932	20,774
Armour Residential REIT, Inc.	13,200	86,196
Javelin Mortgage Investment Corp.	200	3,930
RAIT Financial Trust,Inc.	2,706	21,567
Western Asset Mortgage Capital Corp.	500	11,620

		196,899

Forest Products & Paper — 0.1%
Potlatch Corp.	1,378	63,195

Healthcare — 0.9%
Healthcare Realty Trust, Inc.	3,272	92,892
LTC Properties, Inc.	1,117	45,496
Medical Properties Trust, Inc.	5,207	83,520
National Health Investors, Inc.	857	56,091
Omega Healthcare Investors, Inc.	4,048	122,897
Sabra Healthcare Reit, Inc.	1,488	43,167
Universal Health Realty Income Trust	520	30,009

		474,072

Hotels & Resorts — 1.2%
Ashford Hospitality Trust, Inc.	2,320	28,675
Chesapeake Lodging Trust	1,689	38,746
DiamondRock Hospitality Co.	7,523	70,039
FelCor Lodging Trust, Inc.*	5,018	29,857

	Number of Shares	Value†

Hotels & Resorts — (continued)
Hersha Hospitality Trust	6,269	$36,611
LaSalle Hotel Properties	3,617	91,800
Pebblebrook Hotel Trust	2,209	56,970
RLJ Lodging Trust	3,900	88,764
Strategic Hotels & Resorts, Inc.*	6,812	56,880
Summitt Hotel Properties	2,700	28,269
Sunstone Hotel Investors, Inc.*	5,732	70,561

		597,172

Industrial — 0.6%
DCT Industrial Trust, Inc.	9,382	69,427
EastGroup Properties, Inc.	1,075	62,565
First Industrial Realty Trust, Inc.	4,029	69,017
First Potomac Realty Trust	2,392	35,473
Monmouth Real Estate Investment Corp., Class A	1,149	12,811
STAG lndustrial, Inc.	1,600	34,032
Terreno Realty Corp.	675	12,137

		295,462

Mixed Industrial/Office — 0.6%
CapLease, Inc.	2,635	16,785
Colonial Properties Trust	3,116	70,453
Cousins Properties, Inc.	3,061	32,722
Gladstone Commercial Corp.	152	2,959
Gyrodyne Co. of America, Inc.*	100	7,351
Investors Real Estate Trust	2,918	28,801
Lexington Realty Trust	5,015	59,177
One Liberty Properties, Inc.	203	4,409
Washington Real Estate Investment Trust	2,406	66,983
Winthrop Realty Trust	777	9,775

		299,415

Office Property — 0.5%
American Assets Trust, Inc.	1,100	35,211
Franklin Street Properties Corp.	2,745	40,132
Highwoods Properties, Inc.	2,960	117,127
Hudson Pacific Properties, Inc.	1,400	30,450
Parkway Properties, Inc.	593	11,000

		233,920

Regional Malls — 0.2%
Glimcher Realty Trust	4,916	57,025
Pennsylvania Real Estate Investment Trust	2,315	44,888
Rouse Properties, Inc.	1,000	18,100

		120,013

Storage & Warehousing — 0.3%
CubeSmart	4,525	71,495
Sovran Self Storage, Inc.	1,082	69,778

		141,273

Strip Centers — 0.5%
Acadia Realty Trust	1,720	47,764
Cedar Realty Trust, Inc.	2,826	17,267
Equity One, Inc.	2,054	49,234
Excel Trust, Inc.	1,500	20,475
Inland Real Estate Corp.	2,988	30,149
Kite Realty Group Trust	2,107	14,201
Ramco-Gershenson Properties Trust	1,641	27,569

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Strip Centers — (continued)
Retail Opportunity Investments Corp.	2,100	$29,421
Saul Centers, Inc.	251	10,979
Urstadt Biddle Properties, Inc., Class A	816	17,756

		264,815

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,270,949)		4,288,142

RIGHTS — 0.0%
Allos Therapeutics Contingent Value Rts~	1,315	0
CVR Energy, Inc.~	2,274	0

TOTAL RIGHTS (Cost $0)		0

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.2%
U S Treasury Bills
0.060%, 05/09/13	$30	29,997
0.070%, 04/04/13	37	37,000
0.090%, 06/06/13	45	44,996

TOTAL U.S. TREASURY OBLIGATIONS (Cost $111,990)		111,993

	Number of Shares	Value†
WARRANTS — 0.0%
Clinical Data, Inc.~	354	0
Magnum Hunter Resources Corp.	260	34

TOTAL WARRANTS (Cost $0)		34

SHORT-TERM INVESTMENTS — 3.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,917,982)	1,917,982	1,917,982

TOTAL INVESTMENTS — 100.0% (Cost $39,646,487)(a)		$50,947,772

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $39,915,379. Net unrealized appreciation was $11,032,393. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $13,482,365 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,449,972.
~	Fair valued security. The total market value of fair valued securities at March 31, 2013 is $34.
PLC	— Public Limited Company.
REIT	— Real Estate Investment Trust.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Observ- able Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Advertising	$47,068	$47,068	$—	$—
Aerospace & Defense	597,719	597,719	—	—
Agriculture	160,376	160,376	—	—
Airlines	478,174	478,174	—	—
Apparel	500,002	500,002	—	—
Auto Manufact- urers	22,352	22,352	—	—
Auto Parts & Equipment	483,790	483,790	—	—
Banks	3,114,578	3,114,578	—	—
Beverages	66,952	66,952	—	—
Biotechnology	1,195,333	1,195,333	—	—
Building & Real Estate	2,599	2,599	—	—
Building Materials	697,053	697,053	—	—
Chemicals	1,029,001	1,029,001	—	—
Coal	127,483	127,483	—	—
Commercial Services	3,139,019	3,139,019	—	—
Computers	920,322	920,322	—	—
Cosmetics & Personal Care	66,981	66,981	—	—
Distribution & Wholesale	520,262	520,262	—	—
Diversified Financial Services	1,224,689	1,224,655	34	—
Electric	1,048,630	1,048,630	—	—
Electrical Components & Equipment	540,182	540,182	—	—
Electronics	1,086,713	1,086,713	—	—
Energy-Alternate Sources	134,251	134,251	—	—
Engineering & Construction	369,805	369,805	—	—
Entertainment	529,945	529,945	—	—
Environmental Control	316,082	316,082	—	—
Food	967,526	967,526	—	—
Forest Products & Paper	369,672	369,672	—	—
Gas	467,994	467,994	—	—
Hand & Machine Tools	73,049	73,049	—	—
Healthcare Products	1,553,772	1,553,772	—	—
Healthcare Services	776,936	776,936	—	—
Holding Companies	46,199	46,199	—	—
Home Builders	371,377	371,377	—	—
Home Furnishings	259,188	259,188	—	—
Hotels & Resorts	38,228	38,228	—	—
Household Products & Wares	269,192	269,192	—	—
Housewares	11,947	11,947	—	—
Industrial	57,228	57,228	—	—
Insurance	1,269,637	1,269,637	—	—
Internet	1,135,548	1,135,548	—	—
Investment Companies	506,585	506,585	—	—
Iron & Steel	45,868	45,868	—	—
Leisure Time	320,487	320,487	—	—
Lodging	149,107	149,107	—	—
Machinery - Construction & Mining	40,527	40,527	—	—
Machinery - Diversified	749,459	749,459	—	—
Media	320,896	320,896	—	—
Medical Instruments	16,260	16,260	—	—
Metal Fabricate/ Hardware	372,703	372,703	—	—
Mining	450,698	450,698	—	—
Miscellaneous Manufac- turing	1,074,042	1,074,042	—	—
Office Furnishings	243,785	243,785	—	—
Oil & Gas	1,590,607	1,590,607	—	—
Oil & Gas Services	885,427	885,427	—	—
Packaging and Containers	78,736	78,736	—	—
Pharmaceuticals	1,546,004	1,546,004	—	—
Pipelines	112,875	112,875	—	—
Private Equity	48,376	48,376	—	—

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Small Cap Index Fund

Real Estate	87,294	87,294	—	—
Retail	3,157,278	3,157,278	—	—
Savings & Loans	565,638	565,638	—	—
Semiconductors	1,408,090	1,408,090	—	—
Software	2,051,335	2,051,335	—	—
Storage & Warehousing	54,361	54,361	—	—
Telecommunications	1,335,013	1,335,013	—	—
Textiles	97,080	97,080	—	—
Toys, Games & Hobbies	22,185	22,185	—	—
Transportation	935,365	935,365	—	—
Trucking and Leasing	136,259	136,259	—	—
Water	140,427	140,427	—	—
REAL ESTATE INVESTMENT TRUSTS	4,288,142	4,288,142	—	—
U.S. TREASURY OBLIGATIONS	111,993	—	111,993	—
RIGHTS	—	—	—	—
WARRANTS	34	—	34	—
SHORT-TERM INVESTMENTS	1,917,982	1,917,982	—	—

TOTAL INVESTMENTS	$50,947,772	$50,835,711	$112,061	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — 97.8%
Australia — 9.0%
AGL Energy Ltd.	4,146	$68,630
ALS Ltd.	2,210	24,241
Alumina Ltd.*	25,078	29,117
Amcor Ltd.	9,532	92,351
AMP Ltd.	24,618	134,121
APA Group	8,266	51,430
Asciano Ltd.	8,927	52,082
ASX Ltd.	1,547	58,450
Aurizon Holdings Ltd.	15,495	65,180
Australia & New Zealand Banking Group Ltd.	22,717	677,517
Bendigo & Adelaide Bank Ltd.	3,095	33,216
BHP Billiton Ltd.	26,458	904,467
Boral Ltd.	7,130	36,598
Brambles Ltd.	13,675	121,248
Caltex Australia Ltd.	1,064	23,759
CFS Retail Property Trust	18,683	39,165
Coca-Cola Amatil Ltd.	4,528	68,851
Cochlear Ltd.	507	36,017
Commonwealth Bank of Australia	13,318	945,970
Computershare Ltd.	4,425	47,189
Crown Ltd.	3,677	47,277
CSL Ltd.	4,194	259,237
Dexus Property Group	41,009	44,563
Echo Entertainment Group Ltd.	6,026	21,932
Federation Centres Ltd.	8,457	20,811
Flight Centre Ltd.	439	15,413
Fortescue Metals Group Ltd.	10,696	44,282
Goodman Group	13,631	68,135
GPT Group	11,893	46,026
GPT Group, In Specie*~	16,419	0
Harvey Norman Holdings Ltd.	3,095	8,833
Iluka Resources Ltd.	4,046	39,767
Incitec Pivot Ltd.	12,659	40,916
Insurance Australia Group Ltd.	17,661	105,359
Leighton Holdings Ltd.	960	20,674
Lend Lease Group	3,966	42,308
Macquarie Group Ltd.	2,510	97,643
Metcash Ltd.	9,070	39,197
Mirvac Group	24,107	40,790
National Australia Bank Ltd.	19,273	621,863
Newcrest Mining Ltd.	6,244	130,713
Orica Ltd.	3,305	84,483
Origin Energy Ltd.	9,524	132,550
OZ Minerals Ltd.	2,023	11,293
Qantas Airways Ltd.*	6,627	12,356
QBE Insurance Group Ltd.	9,708	137,246
Ramsay Health Care Ltd.	980	32,985
Rio Tinto Ltd.	3,521	211,196
Santos Ltd.	8,221	106,783
Shopping Centres Australasia Property Group*	2,004	3,453
Sims Metal Management Ltd.	1,296	13,534
Sonic Healthcare Ltd.	2,586	37,628
SP AusNet	14,915	18,612
Stockland	19,881	75,873

	Number of Shares	Value†

Australia — (continued)
Suncorp Group Ltd.	10,950	$135,140
Sydney Airport	3,363	11,494
Tabcorp Holdings Ltd.	6,064	20,449
Tatts Group Ltd.	11,982	39,625
Telstra Corp. Ltd.	35,607	167,427
Toll Holdings Ltd.	7,078	43,860
Transurban Group	10,736	71,386
Treasury Wine Estates Ltd.	5,165	30,704
Wesfarmers Ltd.	1,019	43,376
Wesfarmers Ltd. PPS	6,613	277,683
Westfield Group	17,462	197,845
Westfield Retail Trust	25,556	80,458
Westpac Banking Corp.	25,534	821,723
Whitehaven Coal Ltd.	2,966	6,595
Woodside Petroleum Ltd.	5,335	199,961
Woolworths Ltd.	10,024	353,883
WorleyParsons Ltd.	1,882	48,668

		8,693,607

Austria — 0.3%
Andritz AG	668	44,965
Erste Group Bank AG*	1,805	50,511
Immoeast AG~	2,678	0
IMMOFINANZ AG*	6,387	24,230
OMV AG	1,135	48,395
Raiffeisen Bank International AG	500	17,049
Telekom Austria AG	2,544	16,708
Verbund AG	303	6,583
Vienna Insurance Group AG Wiener Versicherung Gruppe	300	14,561
Voestalpine AG	1,009	31,051

		254,053

Belgium — 1.2%
Ageas	2,135	72,465
Anheuser-Busch InBev N.V.*	6,665	662,619
Belgacom S.A.	1,133	28,206
Colruyt S.A.	647	31,275
Delhaize Group S.A.	994	54,262
Groupe Bruxelles Lambert S.A.	667	51,091
KBC Groep N.V.	2,035	70,562
Solvay S.A.	480	65,134
Telenet Group Holding N.V.*	377	18,676
UCB S.A.*	997	63,778
Umicore S.A.	797	37,488

		1,155,556

Bermuda — 0.1%
Seadrill Ltd.	2,914	106,196

China — 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	19,000	14,934

Denmark — 1.1%
A.P. Moller - Maersk A/S, B Shares	10	78,486
A.P. Moller - Maersk A/S, A Shares	5	37,512
Carlsberg A/S, B Shares	940	91,644
Coloplast A/S, B Shares	1,009	54,369
Danske Bank A/S*	5,451	97,733

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
DSV A/S	1,300	$31,460
Novo Nordisk A/S, Class B	3,382	545,118
Novozymes A/S	2,117	71,886
TDC A/S	4,800	36,945
Tryg A/S	303	24,509
William Demant Holding A/S*	138	11,566

		1,081,228

Finland — 0.8%
Elisa OYJ	1,000	18,609
Fortum OYJ	3,817	76,995
Kesko OYJ, B Shares	513	16,065
Kone OYJ, B Shares	1,210	95,405
Metso OYJ	1,133	48,411
Neste Oil OYJ	812	11,475
Nokia OYJ	29,136	94,778
Nokian Renkaat OYJ	1,035	46,175
Orion OYJ, B Shares	750	19,735
Pohjola Bank PLC, A Shares	1,500	21,938
Sampo OYJ, A Shares	3,553	137,036
Stora Enso OYJ, R Shares	5,326	34,480
UPM-Kymmene OYJ	4,612	51,584
Wartsila OYJ Abp	1,483	66,851

		739,537

France — 8.5%
Accor S.A.	1,031	35,857
Aeroports de Paris	215	18,245
Air Liquide S.A.	2,594	315,508
Alstom S.A.	1,623	66,199
Arkema S.A.	505	46,021
AtoS Origin S.A.	505	34,799
AXA S.A.	14,942	258,219
BNP Paribas S.A.	8,306	427,076
Bouygues S.A.	1,339	36,366
Bureau Veritas S.A.	443	55,151
Cap Gemini S.A.	1,311	59,742
Carrefour S.A.	4,815	131,899
Casino Guichard Perrachon S.A.	395	41,534
Christian Dior S.A.	420	69,715
Cie Generale d’Optique Essilor International S.A.	1,639	182,382
Cie Generale de Geophysique - Veritas*	1,240	27,967
CNP Assurances	1,749	24,036
Compagnie de Saint-Gobain	3,257	120,944
Compagnie Generale des Establissements Michelin, B Shares	1,488	124,666
Credit Agricole S.A.*	8,542	70,512
Danone S.A.	4,807	334,707
Dassault Systemes S.A.	480	55,536
Edenred	1,643	53,847
Electricite de France S.A.	2,177	41,760
Eurazeo	336	17,062
Eutelsat Communications S.A.	1,230	43,392
Fonciere Des Regions	262	20,533
France Telecom S.A.	15,002	152,013
GDF Suez	10,693	205,423
Gecina S.A.	190	22,077

	Number of Shares	Value†

France — (continued)
Groupe Eurotunnel S.A.	5,556	$44,293
ICADE	156	13,655
Iliad S.A.	177	37,652
Imerys S.A.	213	13,879
JCDecaux S.A.	400	10,973
Klepierre	874	34,369
L’Oreal S.A.	2,021	320,639
Lafarge S.A.	1,450	96,539
Lagardere S.C.A.	1,203	44,340
Legrand S.A.	2,075	90,527
LVMH Moet Hennessy Louis Vuitton S.A.	2,106	361,833
Natixis	5,860	22,294
Pernod-Ricard S.A.*	1,711	213,256
Peugeot S.A.*	1,186	8,602
PPR	633	139,215
Publicis Groupe S.A.	1,530	102,692
Remy Cointreau S.A.	152	17,567
Renault S.A.	1,500	94,107
Rexel S.A.	1,089	23,779
Safran S.A.	2,007	89,575
Sanofi S.A.	9,931	1,012,820
Schneider Electric S.A.	4,371	319,643
SCOR SE	1,095	31,500
Societe BIC S.A.	246	28,581
Societe Generale S.A.	5,678	186,937
Sodexo	822	76,621
Suez Environment Co.	1,814	23,131
Technip S.A.	838	85,954
Thales S.A.	773	32,713
Total S.A.	17,530	839,583
Unibail-Rodamco SE	748	174,219
Vallourec S.A.	763	36,705
Veolia Environment S.A.	2,962	37,533
Vinci S.A.	3,809	171,930
Vivendi S.A.	11,066	228,934
Wendel S.A.	211	22,343
Zodiac Aerospace	227	26,462

		8,208,583

Germany — 7.6%
Adidas AG	1,711	177,858
Allianz SE	3,789	516,527
Axel Springer AG	327	14,207
BASF SE	7,570	664,667
Bayer AG	6,704	692,833
Bayerische Motoren Werke AG	2,673	231,317
Beiersdorf AG	876	80,964
Brenntag AG	479	74,900
Celesio AG	516	9,708
Commerzbank AG*	31,923	47,028
Continental AG	878	105,238
Daimler AG	7,529	410,613
Deutsche Bank AG	7,422	290,174
Deutsche Boerse AG	1,623	98,456
Deutsche Lufthansa AG	2,080	40,684
Deutsche Post AG	7,622	175,899
Deutsche Telekom AG	23,749	251,415

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
E.ON SE	15,115	$264,479
Fraport AG Frankfurt Airport Services Worldwide	272	15,270
Fresenius Medical Care AG & Co. KGaA	1,765	119,338
Fresenius SE & Co. KGaA	1,042	128,747
GEA Group AG	1,598	52,781
Hannover Ruckversicherung AG	585	46,058
HeidelbergCement AG	1,250	90,134
Henkel AG & Co. KGaA	1,114	88,051
Hochtief AG	206	13,432
Hugo Boss AG*	138	15,497
Infineon Technologies AG	9,503	75,191
K+S AG	1,330	62,005
Kabel Deutschland Holding AG	813	75,059
Lanxess AG	727	51,680
Linde AG	1,550	288,731
MAN SE	281	30,277
Merck KGaA	557	84,131
Metro AG	1,156	32,905
Muenchener Ruckversicherungs AG	1,441	270,083
RWE AG	3,965	148,017
Salzgitter AG	183	7,355
SAP AG	7,644	614,787
Siemens AG	6,936	747,694
Suedzucker AG	700	29,586
ThyssenKrupp AG*	3,081	62,814
United Internet AG	908	22,106
Volkswagen AG	258	48,660

		7,367,356

Greece — 0.0%
Coca-Cola Hellenic Bottling Co. S.A.*	1,467	39,331
OPAP S.A.	1,080	8,507

		47,838

Guernsey — 0.1%
Resolution Ltd.	13,216	54,902

Hong Kong — 3.1%
AIA Group Ltd.	101,000	444,069
ASM Pacific Technology Ltd.	1,700	18,715
Bank of East Asia Ltd.	10,272	40,639
BOC Hong Kong Holdings Ltd.	31,000	103,683
Cathay Pacific Airways Ltd.	10,000	17,150
Cheung Kong Holdings Ltd.	12,000	177,771
Cheung Kong Infrastructure Holdings Ltd.	4,000	27,488
CLP Holdings Ltd.	15,000	131,496
First Pacific Co., Ltd.	14,000	18,978
Galaxy Entertainment Group Ltd.*	16,000	67,094
Hang Lung Properties Ltd.	19,000	71,133
Hang Seng Bank Ltd.	6,400	102,831
Henderson Land Development Co., Ltd.	7,344	50,376
HKT Trust & HKT Ltd.	18,000	18,035
Hong Kong & China Gas Co., Ltd.	44,253	129,290
Hong Kong Exchanges & Clearing Ltd.	9,298	158,882
Hopewell Holdings Ltd.	3,500	14,208
Hutchison Whampoa Ltd.	17,000	177,738
Hysan Development Co., Ltd.	7,140	36,146

	Number of Shares	Value†

Hong Kong — (continued)
Kerry Properties Ltd.	7,009	$31,200
Li & Fung Ltd.	50,000	69,119
MGM China Holdings Ltd.*	10,400	22,300
MTR Corp.	13,764	54,776
New World Development Co., Ltd.	33,898	57,611
Noble Group Ltd.	37,484	36,931
NWS Holdings Ltd.	11,420	20,356
Orient Overseas International Ltd.	2,000	13,546
PCCW Ltd.	32,000	14,867
Power Assets Holdings Ltd.	11,500	108,687
Sands China Ltd.	21,200	110,313
Shangri-La Asia Ltd.	16,666	32,725
Sino Land Co., Ltd.	26,998	45,950
SJM Holdings Ltd.	17,000	42,556
Sun Hung Kai Properties Ltd.	12,610	170,165
Swire Pacific Ltd., A Shares	6,000	76,648
Swire Properties Ltd.	9,336	33,204
The Link	19,289	105,204
Wharf Holdings Ltd.	13,000	116,261
Wheelock & Co., Ltd.	7,000	37,376
Wing Hang Bank Ltd.	2,059	21,920
Yue Yuen Industrial Holdings Ltd.	7,000	22,871

		3,050,308

Ireland — 0.6%
Anglo Irish Bank Corp. PLC*~	3,146	0
CRH PLC*	6,168	136,199
Elan Corp. PLC*	4,549	52,711
Experian PLC	8,268	143,302
James Hardie Industries PLC	3,154	33,086
Kerry Group PLC, A Shares	1,174	69,955
Prothena Corp. PLC*	81	542
Ryanair Holdings PLC ADR	59	2,465
Shire PLC	4,615	140,548

		578,808

Israel — 0.5%
The Israel Corp. Ltd.	16	12,166
Bank Hapoalim BM*	8,292	37,671
Bank Leumi Le-Israel BM*	8,478	29,982
Bezeq The Israeli Telecommunication Corp. Ltd.*	21,340	29,618
Delek Group Ltd.	36	10,143
Israel Chemicals Ltd.	3,410	44,187
Mellanox Technologies Ltd.*	251	13,890
Mizrahi Tefahot Bank Ltd.*	783	8,365
NICE Systems Ltd.*	400	14,710
Teva Pharmaceutical Industries Ltd.	7,524	299,080

		499,812

Italy — 1.8%
Assicurazioni Generali SpA	9,560	149,677
Atlantia SpA	2,293	36,317
Banca Monte dei Paschi di Siena SpA*	33,709	8,046
Banco Popolare Societa Cooperative*	16,657	21,102
Enel Green Power SpA	17,403	32,706
Enel SpA	53,172	174,348
ENI SpA	21,315	477,210

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Italy — (continued)
Exor SpA	457	$12,809
Fiat Industrial SpA	7,320	82,552
Fiat SpA*	7,996	42,713
Finmeccanica SpA*	2,436	11,751
Intesa Sanpaolo SpA	84,238	124,117
Intesa Sanpaolo SpA, RSP	5,114	6,480
Luxottica Group SpA	1,314	65,976
Mediobanca SpA	5,402	27,613
Pirelli & C SpA	1,674	17,611
Prysmian SpA	1,358	28,018
Saipem SpA	2,015	61,932
Snam Rete Gas SpA	13,601	62,132
Telecom Italia SpA	73,498	51,839
Telecom Italia SpA, RSP	55,911	34,471
Terna Rete Elettrica Nasionale SpA	11,628	48,263
Unicredit SpA*	33,711	144,703
Unione di Banche Italiane ScpA	6,094	22,574

		1,744,960

Japan — 21.0%
ABC-Mart, Inc.	200	7,628
Acom Co. Ltd.*	320	9,163
Advantest Corp.	1,200	16,986
Aeon Co., Ltd.	5,500	71,212
Aeon Credit Service Co., Ltd.	700	19,857
Aeon Mall Co., Ltd.	500	15,268
Air Water, Inc.	1,000	13,946
Aisin Seiki Co., Ltd.	1,700	62,665
Ajinomoto Co., Inc.	5,000	73,519
Alfresa Holdings Corp.	200	10,890
All Nippon Airways Co., Ltd.	11,000	22,701
Amada Co., Ltd.	3,000	19,954
Aozora Bank Ltd.	10,000	28,282
Asahi Glass Co., Ltd.	9,000	62,688
Asahi Group Holdings Ltd.	3,400	81,303
Asahi Kasei Corp.	11,000	74,340
Asics Corp.	1,000	16,535
Astellas Pharma, Inc.	3,600	194,281
Benesse Holdings, Inc.	400	17,024
Bridgestone Corp.	5,500	185,064
Brother Industries Ltd.	1,500	15,537
Calbee, Inc.	100	7,869
Canon, Inc.	9,400	345,450
Casio Computer Co., Ltd.*	1,500	11,732
Central Japan Railway Co.	1,200	126,796
Chiyoda Corp.	1,000	11,207
Chubu Electric Power Co., Inc.	5,700	69,421
Chugai Pharmaceutical Co., Ltd.	1,800	40,112
Citizen Holdings Co., Ltd.	800	4,096
Coca-Cola West Co., Ltd.	700	12,194
Cosmo Oil Co., Ltd.*	6,000	12,695
Credit Saison Co., Ltd.	1,000	25,019
Dai Nippon Printing Co., Ltd.	5,000	47,773
Daicel Corp.	2,000	15,654
Daido Steel Co., Ltd.	2,000	10,678
Daihatsu Motor Co., Ltd.	2,000	41,618
Daiichi Sankyo Co., Ltd.	5,200	100,374

	Number of Shares	Value†

Japan — (continued)
Daikin Industries Ltd.	2,100	$82,645
Dainippon Sumitomo Pharma Co., Ltd.	1,400	24,772
Daito Trust Construction Co., Ltd.	700	60,070
Daiwa House Industry Co., Ltd.	4,000	78,234
Daiwa Securities Group, Inc.	15,000	106,330
Dena Co., Ltd.	700	19,087
Denki Kagaku Kogyo K.K.	4,000	14,461
Denso Corp.	4,000	169,954
Dentsu, Inc.	1,300	38,826
Don Quijote Co., Ltd.	400	17,742
East Japan Railway Co.	2,800	230,487
Eisai Co., Ltd.	2,200	98,566
Electric Power Development Co., Ltd.	1,000	25,450
FamilyMart Co., Ltd.	500	22,854
FANUC Corp., Ltd.	1,600	246,353
Fast Retailing Co., Ltd.	500	159,893
Fuji Electric Holdings Co., Ltd.	4,000	11,764
Fuji Heavy Industries Ltd.	5,000	79,310
FUJIFILM Holdings Corp.	3,500	69,427
Fujitsu Ltd.	16,000	66,841
Fukuoka Financial Group, Inc.	6,000	30,084
Furukawa Electric Co., Ltd.	4,000	8,865
Gree, Inc.	800	10,078
GS Yuasa Corp.	2,000	8,382
Hakuhodo DY Holdings, Inc.	250	19,239
Hamamatsu Photonics K.K.	500	19,834
Hankyu Hanshin Holdings, Inc.	10,000	60,382
Hino Motors Ltd.	2,000	21,714
Hirose Electric Co., Ltd.	200	26,394
Hitachi Chemical Co., Ltd.	1,000	15,328
Hitachi Construction Machinery Co., Ltd.	1,000	21,521
Hitachi High-Technologies Corp.	500	10,457
Hitachi Ltd.	39,000	227,683
Hitachi Metals Ltd.	1,000	9,582
Hitamitsu Pharmaceutical Co., Ltd.	400	21,669
Hokkaido Electric Power Co., Inc.*	900	9,205
Hokuriku Electric Power Co.	1,200	14,827
Honda Motor Co., Ltd.	13,700	527,594
Hoya Corp.	3,700	69,777
Hulic Co., Ltd.	2,800	23,052
Ibiden Co., Ltd.	1,300	20,374
Idemitsu Kosan Co., Ltd.	100	8,724
IHI Corp.	9,000	27,403
Inpex Corp.	18	96,944
Isetan Mitsukoshi Holdings Ltd.	2,500	36,141
Isuzu Motors Ltd.	11,000	66,665
ITOCHU Corp.	12,400	152,363
Itochu Technology Solutions Corp.	300	14,852
J. Front Retailing Co., Ltd.	4,000	31,240
Japan Airlines Co., Ltd.	1,000	46,647
Japan Exchange Group Inc	400	37,093
Japan Petroleum Exploration Co.	300	11,823
Japan Prime Realty Investment Corp.	5	19,367
Japan Real Estate Investment Corp.	5	69,280
Japan Retail Fund Investment Corp.	20	49,622
Japan Tobacco, Inc.	9,200	294,285

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
JFE Holdings, Inc.	4,300	$83,227
JGC Corp.	2,000	51,330
JSR Corp.	1,900	38,944
JTEKT Corp.	1,500	14,207
Jupiter Telecommunications Co., Ltd.	12	15,718
JX Holdings, Inc.	18,990	107,075
Kajima Corp.	7,000	19,024
Kamigumi Co., Ltd.	2,000	18,403
Kaneka Corp.	2,000	11,569
Kansai Paint Co., Ltd.	2,000	22,213
Kao Corp.	4,300	139,070
Kawasaki Heavy Industries Ltd.	13,000	41,198
KDDI Corp.	4,400	183,972
Keikyu Corp.	4,000	41,784
Keio Corp.	5,000	42,989
Keisei Electric Railway Co., Ltd.	2,000	21,129
Keyence Corp.	441	135,492
Kikkoman Corp.	1,000	17,485
Kinden Corp.	1,000	6,565
Kintetsu Corp.	13,000	60,616
Kirin Holdings Co., Ltd.	7,000	112,549
Kobe Steel Ltd.*	18,000	21,190
Koito Manufacturing Co. Ltd.	1,000	17,267
Komatsu Ltd.	7,600	181,771
Konami Corp.	600	12,009
Konica Minolta Holdings, Inc.	3,000	22,000
Kubota Corp.	9,000	130,598
Kuraray Co., Ltd.	2,400	33,843
Kurita Water Industries Ltd.	800	17,764
Kyocera Corp.	1,300	119,278
Kyowa Hakko Kirin Co., Ltd.	2,000	22,675
Kyushu Electric Power Co., Inc.*	2,800	28,548
Lawson, Inc.	400	30,713
LIXIL Group Corp.	2,300	45,889
M3, Inc.	5	9,762
Mabuchi Motor Co., Ltd.	200	10,816
Makita Corp.	1,100	49,040
Marubeni Corp.	14,000	107,185
Marui Group Co., Ltd.	1,500	15,578
Maruichi Steel Tube Ltd.	300	7,000
Mazda Motor Corp.*	20,000	58,829
McDonald’s Holdings Co. (Japan), Ltd.	700	18,851
Medipal Holdings Corp.	1,500	21,046
MEIJI Holdings Co., Ltd.	500	22,941
Miraca Holdings, Inc.	400	19,223
Mitsubishi Chemical Holdings Corp.	12,000	57,198
Mitsubishi Corp.	11,300	212,823
Mitsubishi Electric Corp.	16,000	130,159
Mitsubishi Estate Co., Ltd.	11,000	311,601
Mitsubishi Gas Chemical Co., Inc.	3,000	19,869
Mitsubishi Heavy Industries Ltd.	25,000	144,637
Mitsubishi Logistics Corp.	1,000	18,549
Mitsubishi Materials Corp.	7,000	19,815
Mitsubishi Motors Corp.*	37,000	38,686
Mitsubishi Tanabe Pharma Corp.	1,900	29,134
Mitsubishi UFJ Financial Group, Inc.	105,700	637,713

	Number of Shares	Value†

Japan — (continued)
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,600	$24,105
Mitsui & Co., Ltd.	14,000	197,373
Mitsui Chemicals, Inc.	5,000	10,911
Mitsui Fudosan Co., Ltd.	7,000	199,901
Mitsui OSK Lines Ltd.	10,000	33,091
Mizuho Financial Group, Inc.	189,280	406,158
MS&AD Insurance Group Holdings, Inc.	4,390	97,780
Murata Manufacturing Co., Ltd.	1,700	128,536
Nabtesco Corp.	700	14,372
Namco Bandai Holdings, Inc.	1,700	30,072
NEC Corp.	23,000	61,407
Nexon Co., Ltd.	1,100	10,739
NGK Insulators Ltd.	2,000	21,367
NGK Spark Plug Co., Ltd.	1,000	15,337
NHK Spring Co., Ltd.	1,200	12,564
Nidec Corp.	900	53,950
Nikon Corp.	2,900	68,313
Nintendo Co., Ltd.	900	97,288
Nippon Building Fund, Inc.	6	84,073
Nippon Electric Glass Co., Ltd.	2,000	9,986
Nippon Express Co., Ltd.	8,000	38,358
Nippon Meat Packers, Inc.	1,000	16,141
Nippon Paper Group, Inc.*~	800	12,459
Nippon Steel & Sumitomo Metal Corp.	64,170	163,447
Nippon Telegraph & Telephone Corp.	3,500	152,809
Nippon Yusen K.K.	13,000	33,506
Nissan Motor Co., Ltd.	20,200	195,949
Nisshin Seifun Group, Inc.	1,500	19,818
Nissin Foods Holdings Co., Ltd.	500	22,954
Nitori Holdings Co., Ltd.	300	23,162
Nitto Denko Corp.	1,500	90,318
NKSJ Holdings, Inc.	3,225	67,935
NOK Corp.	1,000	14,467
Nomura Holdings, Inc.	30,100	187,154
Nomura Real Estate Holdings, Inc.	1,000	22,444
Nomura Real Estate Office Fund, Inc.	2	14,741
Nomura Research Institute Ltd.	1,000	25,825
NSK Ltd.	3,000	22,900
NTT Data Corp.	10	33,020
NTT DOCOMO, Inc.	123	182,848
NTT Urban Development Corp.	18	21,699
Obayashi Corp.	4,000	19,136
Odakyu Electric Railway Co., Ltd.	5,000	62,317
Oji Paper Co., Ltd.	6,000	22,561
Olympus Corp.*	1,500	35,593
Omron Corp.	1,600	40,472
Ono Pharmaceutical Co., Ltd.	600	37,083
Oracle Corp. Japan	200	9,023
Oriental Land Co., Ltd.	400	65,523
ORIX Corp.*	8,800	112,358
Osaka Gas Co., Ltd.	16,000	69,969
Otsuka Corp.	100	10,896
Otsuka Holdings Co., Ltd.	3,000	104,128
Panasonic Corp.	18,200	137,051
Park24 Co., Ltd.	800	15,662
Rakuten, Inc.	6,300	64,431

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Resona Holdings, Inc.	16,200	$85,538
Ricoh Co., Ltd.	5,000	54,587
Rinnai Corp.	300	21,388
Rohm Co., Ltd.	900	31,205
Sankyo Co., Ltd.	400	18,728
Sanrio Co., Ltd.	300	13,324
Santen Pharmaceutical Co., Ltd.	600	27,751
SBI Holdings, Inc.	2,410	21,402
Secom Co., Ltd.	1,800	92,899
Sega Sammy Holdings, Inc.	1,900	38,144
Sekisui Chemical Co., Ltd.	3,000	33,145
Sekisui House Ltd.	4,000	54,354
Seven & I Holdings Co., Ltd.	6,100	202,395
Seven Bank Ltd.	5,300	17,065
Sharp Corp.*	7,000	20,028
Shikoku Electric Power Co., Inc.	1,300	18,529
Shimadzu Corp.	1,000	7,105
Shimamura Co., Ltd.	200	23,384
Shimano, Inc.	700	57,298
Shimizu Corp.	5,000	16,406
Shin-Etsu Chemical Co., Ltd.	3,300	218,865
Shinsei Bank Ltd.	14,000	32,170
Shionogi & Co., Ltd.	2,800	56,745
Shiseido Co., Ltd.	3,300	46,264
Showa Denko K.K.	9,000	13,560
Showa Shell Sekiyu K.K.	500	3,553
SMC Corp.	500	97,094
Softbank Corp.	7,800	359,360
Sojitz Corp.	9,400	14,752
Sony Corp.	8,400	146,167
Sony Financial Holdings, Inc.	1,200	17,948
Square Enix Holdings Co., Ltd.	400	4,295
Stanley Electric Co., Ltd.	1,300	22,554
Sumco Corp.	1,000	11,379
Sumitomo Chemical Co., Ltd.	15,000	47,223
Sumitomo Corp.	9,900	125,217
Sumitomo Electric Industries Ltd.	5,900	72,594
Sumitomo Heavy Industries Ltd.	3,000	11,913
Sumitomo Metal Mining Co., Ltd.	4,000	56,863
Sumitomo Mitsui Financial Group, Inc.	11,100	455,376
Sumitomo Mitsui Trust Holdings, Inc.	26,430	125,855
Sumitomo Realty & Development Co., Ltd.	3,000	116,871
Sumitomo Rubber Industries Ltd.	1,200	20,146
Suruga Bank Ltd.	2,000	32,139
Suzuken Co., Ltd.	400	14,521
Suzuki Motor Corp.	2,800	62,752
Sysmex Corp.	700	42,649
T&D Holdings, Inc.	5,400	64,676
Taiheiyo Cement Corp.	7,000	16,812
Taisei Corp.	8,000	22,260
Taisho Pharmaceutical Holdings Co., Ltd.	300	21,262
Taiyo Nippon Sanso Corp.	1,000	6,964
Takashimaya Co., Ltd.	3,000	29,763
Takeda Pharmaceutical Co., Ltd.	6,600	361,566
TDK Corp.	900	31,631
Teijin Ltd.	6,000	13,921

	Number of Shares	Value†

Japan — (continued)
Terumo Corp.	1,100	$47,345
The Bank of Kyoto Ltd.	3,000	29,416
The Bank of Yokohama Ltd.	10,000	58,018
The Chiba Bank Ltd.	7,000	50,460
The Chugoku Bank Ltd.	1,000	16,189
The Chugoku Electric Power Co., Inc.	2,100	27,442
The Dai-ichi Life Insurance Co., Ltd.	74	99,302
The Gunma Bank Ltd.	3,000	17,917
The Hachijuni Bank Ltd.	4,000	23,964
The Hiroshima Bank Ltd.	4,000	19,377
The Iyo Bank Ltd.	3,000	27,844
The Japan Steel Works Ltd.	2,000	10,608
The Joyo Bank Ltd.	4,000	22,314
The Kansai Electric Power Co., Inc.*	6,900	65,431
The Nishi-Nippon City Bank Ltd.	7,000	21,680
The Shizuoka Bank Ltd.	4,000	45,154
THK Co., Ltd.	1,000	19,870
Tobu Railway Co., Ltd.	9,000	51,669
Toho Co., Ltd.	900	18,815
Toho Gas Co., Ltd.	3,000	19,113
Tohoku Electric Power Co., Inc.*	4,400	35,095
Tokio Marine Holdings, Inc.	5,900	170,689
Tokyo Electric Power Co., Inc.*	13,700	34,039
Tokyo Electron Ltd.	1,500	63,996
Tokyo Gas Co., Ltd.	19,000	102,705
Tokyu Corp.	10,000	73,975
Tokyu Land Corp.	3,000	28,309
TonenGeneral Sekiyu K.K.	2,000	19,832
Toppan Printing Co., Ltd.	4,000	28,877
Toray Industries, Inc.	13,000	88,299
Toshiba Corp.	33,000	168,283
TOTO Ltd.	2,000	17,969
Toyo Seikan Kaisha Ltd.	1,000	13,829
Toyo Suisan Kaisha Ltd.	1,000	30,869
Toyoda Gosei Co., Ltd.	400	9,627
Toyota Boshoku Corp	900	12,743
Toyota Industries Corp.	1,200	44,207
Toyota Motor Corp.	23,000	1,186,013
Toyota Tsusho Corp.	1,800	46,143
Trend Micro, Inc.	1,100	30,886
Tsumura & Co.	600	21,937
Ube Industries Ltd.	7,000	13,829
Unicharm Corp.	1,000	57,098
Ushio, Inc.	700	7,166
USS Co., Ltd.	220	25,301
West Japan Railway Co.	1,300	62,543
Yahoo! Japan Corp.	106	48,900
Yakult Honsha Co., Ltd.	900	36,335
Yamada Denki Co., Ltd.	830	38,081
Yamaguchi Financial Group, Inc.	1,000	9,986
Yamaha Corp.	1,600	15,578
Yamaha Motor Co., Ltd.	3,100	41,978
Yamato Holdings Co., Ltd.	2,800	50,788
Yamato Kogyo Co., Ltd.	300	8,226
Yamazaki Baking Co., Ltd.	1,000	13,202
Yaskawa Electric Corp.	2,000	20,153

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Yokogawa Electric Corp.	2,000	$20,072

		20,278,967

Jersey — 0.1%
Randgold Resources Ltd.	735	63,386

Luxembourg — 0.3%
ArcelorMittal	7,748	100,658
Millicom International Cellular S.A.	489	39,070
SES S.A.	2,610	81,859
Tenaris S.A.	4,127	84,047

		305,634

Macau — 0.0%
Wynn Macau Ltd.*	12,400	33,039

Netherlands — 4.5%
Aegon N.V.	14,631	88,343
Akzo Nobel N.V.	1,986	126,183
ASML Holding N.V.	2,619	176,406
Corio N.V.	680	31,765
DE Master Blenders 1753 N.V.*	4,627	71,470
Delta Lloyd N.V.	1,435	24,716
European Aeronautic Defence & Sapce Co. N.V.	3,693	188,227
Fugro N.V.	506	28,047
Gemalto N.V.	710	61,981
Heineken Holdings N.V.	748	47,995
Heineken N.V.	1,938	146,177
ING Groep N.V.*	32,429	233,342
Koninklijke Ahold N.V.	8,855	135,750
Koninklijke Boskalis Westminster N.V.	452	17,982
Koninklijke DSM N.V.	1,315	76,629
Koninklijke KPN N.V.	7,033	23,689
Koninklijke Philips Electronics N.V.	8,387	248,147
Koninklijke Vopak N.V.	584	35,231
QIAGEN N.V.*	1,994	41,631
Randstad Holding N.V.	866	35,547
Reed Elsevier N.V.	5,846	100,222
Royal Dutch Shell PLC, A Shares	30,930	1,002,860
Royal Dutch Shell PLC, B Shares	21,881	727,658
TNT Express N.V.	1,885	13,824
Unilever N.V.	13,566	555,849
Wolters Kluwer N.V.	2,234	48,817
Ziggo N.V.	958	33,708

		4,322,196

New Zealand — 0.1%
Auckland International Airport Ltd.	6,300	15,547
Contact Energy Ltd.	2,990	14,265
Fletcher Building Ltd.	6,299	45,281
SKYCITY Entertainment Group Ltd.	4,623	17,081
Telecom Corp. of New Zealand Ltd.	14,311	28,088

		120,262

Norway — 0.7%
Aker Solutions ASA	1,631	30,614
DNB ASA	8,532	125,567
Gjensidige Forsikring ASA	1,418	23,464

	Number of Shares	Value†

Norway — (continued)
Norsk Hydro ASA	6,555	$28,539
Orkla ASA	5,338	42,909
Statoil ASA	8,965	218,862
Telenor ASA	6,166	135,764
Yara International ASA	1,592	72,673

		678,392

Portugal — 0.2%
Banco Espirito Santo S.A.*	19,299	19,793
EDP - Energias de Portugal S.A.	16,826	51,852
Galp Energia SGPS, S.A., B Shares	2,276	35,681
Jeronimo Martins SGPS S.A.	2,107	41,030
Portugal Telecom SGPS, S.A.	4,543	22,521

		170,877

Singapore — 1.7%
Ascendas Real Estate Investment Trust	15,000	31,519
CapitaCommercial Trust	16,000	20,492
CapitaLand Ltd.	23,000	65,785
Capitamall Trust	21,700	36,626
CapitaMalls Asia Ltd.	7,000	11,614
City Developments Ltd.	5,000	45,848
ComfortDelGro Corp. Ltd.	14,000	21,603
DBS Group Holdings Ltd.	15,578	201,623
Genting Singapore PLC	55,000	66,542
Global Logistic Properties Ltd.	15,000	31,855
Golden Agri-Resources Ltd.	65,000	30,417
Hutchison Port Holdings Trust	35,100	29,835
Jardine Cycle & Carriage Ltd.	1,000	41,352
Keppel Corp. Ltd.	11,600	105,080
Keppel Land Ltd.	5,431	17,322
Olam International Ltd.	10,179	14,171
Oversea-Chinese Banking Corp. Ltd.	21,133	182,053
SembCorp Industries Ltd.	9,000	37,789
SembCorp Marine Ltd.	7,000	25,114
Singapore Airlines Ltd.	4,000	35,137
Singapore Exchange Ltd.	8,000	49,837
Singapore Press Holdings Ltd.	15,000	54,262
Singapore Technologies Engineering Ltd.	12,000	41,806
Singapore Telecommunications Ltd.	65,000	188,460
Starhub, Ltd.	5,000	17,577
United Overseas Bank Ltd.	10,345	170,547
UOL Group Ltd.	4,000	22,588
Wilmar International Ltd.	18,000	50,325

		1,647,179

Spain — 2.7%
Abertis Infraestructuras S.A.	2,669	44,969
Acciona S.A.	126	6,899
ACS Actividades de Construccion y Servicios S.A.	1,331	31,185
Amadeus IT Holding S.A.	2,777	75,279
Banco Bilbao Vizcaya Argentaria S.A.	45,215	394,811
Banco de Sabadell S.A.*	24,455	45,030
Banco Popular Espanol S.A.	48,743	36,245
Banco Santander S.A.	86,912	588,799
Bankia S.A.*	4,904	1,043
CaixaBank	7,272	24,671

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Spain — (continued)
Caixabank SA-I-2013 Shares~	145	$491
Distribuidora Internacional de Alimentacion S.A.	5,983	41,524
Enagas S.A.	1,741	40,604
Ferrovial S.A.	3,335	53,081
Gas Natural SDG S.A.	2,920	51,815
Grifols S.A.*	1,270	47,171
Iberdrola S.A.	38,247	178,800
Inditex S.A.	1,754	233,740
Mapfre S.A.	5,533	17,194
Red Electrica de Espana S.A.	1,008	50,764
Repsol S.A.	7,114	144,529
Telefonica S.A.	34,011	460,801
Zardoya Otis S.A.	1,428	19,143

		2,588,588

Sweden — 3.2%
Alfa Laval AB	2,688	62,053
Assa Abloy AB, B Shares	2,855	116,715
Atlas Copco AB, A Shares	5,624	160,023
Atlas Copco AB, B Shares	3,028	76,718
Boliden AB	1,883	30,418
Electrolux AB, B Shares	2,141	54,575
Elekta AB	3,250	49,299
Getinge AB, B Shares	1,453	44,366
Hennes & Mauritz AB, B Shares	7,954	284,865
Hexagon AB, B Shares	2,213	60,437
Husqvarna AB, B Shares	2,834	16,765
Industrivarden AB	1,227	22,381
Investment AB Kinnevik, B Shares	1,915	46,488
Investor AB, B Shares	3,851	111,396
Lundin Petroleum AB*	2,072	45,024
Nordea Bank AB	21,208	240,599
Ratos AB, B Shares	1,400	14,815
Sandvik AB	8,368	129,083
Scania AB, B Shares	2,380	49,932
Securitas AB, B Shares	1,984	18,697
Skandinaviska Enskilda Banken AB, A Shares	11,786	118,529
Skanska AB, B Shares	3,416	61,862
SKF AB, B Shares	3,364	82,200
Svenska Cellulosa AB, B Shares	4,990	128,832
Svenska Handelsbanken AB, A Shares	4,170	178,356
Swedbank AB, A Shares	6,766	154,159
Swedish Match AB	1,543	47,898
Tele2 AB, B Shares	2,200	38,374
Telefonaktiebolaget LM Ericsson, B Shares	25,280	316,700
TeliaSonera AB	18,168	129,757
Volvo AB, B Shares	12,209	178,249

		3,069,565

Switzerland — 9.7%
ABB Ltd.*	18,280	414,986
Actelion Ltd.*	893	48,558
Adecco S.A.*	1,194	65,489
Aryzta AG*	816	48,228
Baloise Holding AG	439	41,245
Banque Cantonale Vaudoise*	32	17,882

	Number of Shares	Value†

Switzerland — (continued)
Barry Callebaut AG*	11	$10,613
Compagnie Financiere Richemont S.A.	4,358	343,113
Credit Suisse Group AG*	10,297	270,818
EMS-Chemie Holding AG	65	19,573
Geberit AG	325	80,137
Givaudan S.A.*	72	88,512
Glencore International PLC*	33,278	180,567
Holcim Ltd.*	1,887	150,726
Julius Baer Group Ltd.*	1,980	77,166
Kuehne + Nagel International AG	442	48,257
Lindt & Spruengli AG*	1	45,122
Lindt & Spruengli AG, Participation Certificates*	7	26,955
Lonza Group AG*	511	33,223
Nestle S.A.*	26,824	1,941,377
Novartis AG	19,153	1,365,072
Pargesa Holding S.A.	223	15,181
Partners Group Holding AG	138	34,080
Roche Holding AG	5,850	1,363,770
Schindler Holding AG	145	20,692
Schindler Holding AG, Participation Certificates	453	66,444
SGS S.A.	47	115,356
Sika AG	15	36,498
Sonova Holding AG*	465	55,843
STMicroelectronics N.V.	4,919	38,002
Sulzer AG	224	38,331
Swiss Life Holding AG*	300	44,596
Swiss Prime Site AG*	430	34,810
Swiss Re Ltd.	2,850	232,110
Swisscom AG	198	91,699
Syngenta AG	756	316,354
The Swatch Group AG	257	149,831
The Swatch Group AG, Registered Shares	408	41,486
Transocean Ltd.	466	24,075
Transocean Ltd.	2,097	108,960
UBS AG*	30,519	469,297
Wolseley PLC	2,276	113,507
Xstrata PLC	17,592	286,393
Zurich Financial Services AG*	1,224	341,679

		9,356,613

United Kingdom — 18.9%
3i Group PLC	8,442	40,657
Aberdeen Asset Management PLC	7,687	50,235
Admiral Group PLC	1,957	39,708
Aggreko PLC	2,267	61,528
AMEC PLC	2,494	40,079
Anglo American PLC	11,557	298,440
Antofagasta PLC	3,403	51,083
ARM Holdings PLC	11,679	164,561
Associated British Foods PLC	3,044	88,043
AstraZeneca PLC	10,300	516,658
Aviva PLC	24,226	109,816
Babcock International Group PLC	3,027	50,126
BAE Systems PLC	27,534	165,319
Balfour Beatty PLC	4,201	15,029

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
Barclays PLC	96,368	$428,769
BG Group PLC	28,500	490,432
BHP Billiton PLC	17,687	515,078
BP PLC	158,861	1,117,117
British American Tobacco PLC	16,122	864,506
British Land Co. PLC	8,292	68,644
British Sky Broadcasting Group PLC	9,078	122,017
BT Group PLC	66,035	278,905
Bunzl PLC	2,940	58,031
Burberry Group PLC	3,783	76,587
Carnival PLC	1,577	55,133
Centrica PLC	43,989	246,237
Cobham PLC	8,466	31,353
Compass Group PLC	15,226	194,882
Croda International PLC	1,228	51,293
Diageo PLC	20,788	655,044
Eurasian Natural Resources Corp., PLC	1,476	5,545
Evraz PLC	3,717	12,592
Fresnillo PLC	1,200	24,820
G4S PLC	12,521	55,638
GKN PLC	14,782	59,569
GlaxoSmithKline PLC	40,944	958,792
Hammerson PLC	5,215	39,090
Hargreaves Lansdown PLC	1,892	25,016
HSBC Holdings PLC	153,169	1,634,256
ICAP PLC	3,290	14,559
IMI PLC*	2,841	56,083
Imperial Tobacco Group PLC	8,326	291,206
Inmarsat PLC	3,494	37,405
Intercontinental Hotels Group PLC	2,355	71,986
International Consolidated Airlines Group S.A. (London Main Market Exchange)*	2,764	10,672
International Consolidated Airlines Group S.A. (Spanish Stock Exchange)*	3,469	13,382
Intertek Group PLC	1,257	64,953
Intu Properties PLC	6,425	32,727
Invensys PLC	7,392	39,589
Investec PLC	3,627	25,365
ITV PLC	33,457	65,968
J. Sainsbury PLC	9,762	56,229
Johnson Matthey PLC	1,762	61,813
Kazakhmys PLC	1,454	8,701
Kingfisher PLC	19,993	87,636
Land Securities Group PLC	6,091	76,890
Legal & General Group PLC	50,239	132,206
Lloyds Banking Group PLC*	339,858	253,236
London Stock Exchange Group PLC	1,386	27,564
Marks & Spencer Group PLC	13,650	80,947
Meggitt PLC	7,306	54,665
National Grid PLC	29,675	344,818
New Melrose PLC*	9,971	40,383
Next PLC	1,440	95,669
Old Mutual PLC	40,891	126,344
Pearson PLC	6,846	123,182
Petrofac Ltd.	1,906	41,607
Prudential PLC	21,212	344,517

	Number of Shares	Value†

United Kingdom — (continued)
Reckitt Benckiser Group PLC	5,396	$387,421
Reed Elsevier PLC	10,172	121,023
Rexam PLC	7,158	57,479
Rio Tinto PLC	11,141	524,749
Rolls-Royce Holdings PLC*	15,097	259,777
Royal Bank of Scotland Group PLC*	18,564	78,009
RSA Insurance Group PLC	27,278	48,368
SABMiller PLC	7,962	419,964
Schroders PLC	1,114	35,785
Segro PLC	7,540	29,206
Serco Group PLC	4,866	46,516
Severn Trent PLC	1,688	43,986
Smith & Nephew PLC	7,583	87,708
Smiths Group PLC	3,398	65,079
SSE PLC	7,664	173,256
Standard Chartered PLC	20,038	520,311
Standard Life PLC	20,288	113,114
Subsea 7 S.A.	2,461	57,838
Tate & Lyle PLC	4,356	56,285
Tesco PLC	66,973	389,325
The Capita Group PLC	5,623	76,863
The Sage Group PLC	9,331	48,660
The Weir Group PLC	1,862	64,241
TUI Travel PLC	5,421	26,894
Tullow Oil PLC	7,372	138,003
Unilever PLC	10,664	451,059
United Utilities Group PLC	5,902	63,606
Vedanta Resources PLC	511	7,840
Vodafone Group PLC	409,766	1,162,791
Whitbread PLC	1,592	62,268
WM Morrison Supermarkets PLC	17,966	75,517
WPP PLC	10,309	164,749

		18,298,620

TOTAL COMMON STOCKS (Cost $83,560,583)		94,530,996

PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG	500	32,008
Henkel AG & Co. KGaA	1,550	149,329
Porsche Automobil Holding SE	1,303	95,467
ProSiebenSat.1 Media AG	983	35,186
RWE AG	206	7,401
Volkswagen AG	1,164	231,837
TOTAL PREFERRED STOCKS (Cost $385,450)		551,228

WARRANTS — 0.0%
Belgium — 0.0%
Anheuser-Busch InBev N.V.* 02/27/13 (Cost $0)	256	0

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,605,429)	1,605,429	$1,605,429

TOTAL INVESTMENTS — 100.0% (Cost $85,551,462)(a)		$96,687,653

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $85,791,046. Net unrealized appreciation was $10,896,607. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $17,776,977 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,880,370.
~	Fair valued security. The total market value of fair valued securities at March 31, 2013 is $12,950.

ADR — American Depository Receipt.

LP — Limited Partnership.

NVDR — Non Voting Depositary Receipt.

PLC — Public Limited Company.

PPS — Partially Protected Shares.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value		Value†
Advertising	0.4%		$336,479
Aerospace & Defense	0.6%		600,065
Agriculture	1.7%		1,578,637
Airlines	0.2%		201,194
Apparel	0.4%		379,063
Auto Manufacturers	3.6%		3,425,875
Auto Parts & Equipment	1.1%		1,026,655
Banks	14.4%		13,637,057
Beverages	2.8%		2,670,668
Biotechnology	0.4%		331,665
Building Materials	1.1%		1,087,412
Chemicals	4.1%		3,878,027
Coal	—%	+	6,595
Commercial Services	1.6%		1,472,223
Computers	0.4%		360,951
Cosmetics & Personal Care	0.7%		644,035
Distribution & Wholesale	1.1%		1,079,834
Diversified	—%	+	31,519
Diversified Financial Services	1.4%		1,347,966
Diversified Operations	0.2%		169,705
Electric	2.6%		2,428,452
Electrical Components & Equipment	1.0%		912,478
Electronics	1.2%		1,150,337
Energy-Alternate Sources	—%	+	39,289
Engineering & Construction	1.3%		1,197,293
Entertainment	0.2%		181,725
Environmental Control	—%	+	17,764
Food	5.7%		5,374,863

Food Service	0.2%		194,882
Forest Products & Paper	0.3%		249,916
Gas	0.8%		721,865
Hand & Machine Tools	0.4%		393,987
Healthcare Products	0.9%		855,003
Healthcare Services	0.2%		189,951
Holding Companies	1.0%		915,982
Home Builders	0.2%		165,733
Home Furnishings	0.4%		357,821
Hotels & Resorts	0.2%		220,649
Household Products & Wares	0.5%		520,818
Industrial	0.3%		259,777
Insurance	5.0%		4,718,214
Internet	0.3%		254,226
Investment Companies	0.4%		339,476
Iron & Steel	0.6%		555,102
Leisure Time	0.3%		250,438
Lodging	0.4%		393,901
Machinery - Construction & Mining	0.5%		440,033
Machinery - Diversified	1.1%		1,076,114
Media	1.1%		1,013,749
Metal Fabricate/Hardware	0.4%		363,101
Mining	3.8%		3,550,761
Miscellaneous Manufacturing	1.4%		1,335,637
Mixed Industrial/Office	0.4%		414,864
Office & Business Equipment	0.4%		400,037
Oil & Gas	6.7%		6,317,597
Oil & Gas Services	0.3%		285,586
Packaging and Containers	0.2%		163,659
Pharmaceuticals	8.2%		7,755,385
Pipelines	0.1%		51,430
Real Estate	1.9%		1,789,608
Real Estate Investment Trusts	0.9%		812,626
Retail	2.8%		2,648,220
Semiconductors	0.6%		593,345
Shipbuilding	—%	+	40,048
Software	0.9%		856,153
Storage & Warehousing	—%	+	18,549
Strip Centers	0.3%		317,468
Telecommunications	5.2%		4,957,866
Textiles	0.1%		136,063
Toys, Games & Hobbies	0.1%		140,684
Transportation	1.8%		1,717,933
Venture Capital	—%	+	40,657
Water	0.2%		168,256

	100.0%		$94,530,996

+	Rounded

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Developed International Index Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Observ- able Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$8,693,607	$16,987	$8,676,620	$—
Austria	254,053	—	254,053	—
Belgium	1,155,556	—	1,155,556	—
Bermuda	106,196	—	106,196	—
China	14,934	—	14,934	—
Denmark	1,081,228	—	1,081,228	—
Finland	739,537	—	739,537	—
France	8,208,583	229,438	7,979,145	—
Germany	7,367,356	—	7,367,356	—
Greece	47,838	—	47,838	—
Guernsey	54,902	—	54,902	—
Hong Kong	3,050,308	—	3,050,308	—
Ireland	578,808	72,962	505,846	—
Israel	499,812	—	499,812	—
Italy	1,744,960	—	1,744,960	—
Japan	20,278,967	15,718	20,263,249	—
Jersey	63,386	—	63,386	—
Luxembourg	305,634	—	305,634	—
Macau	33,039	—	33,039	—
Netherlands	4,322,196	71,470	4,250,726	—
New Zealand	120,262	—	120,262	—
Norway	678,392	—	678,392	—
Portugal	170,877	—	170,877	—
Singapore	1,647,179	29,835	1,617,344	—
Spain	2,588,588	—	2,588,588	—
Sweden	3,069,565	—	3,069,565	—
Switzerland	9,356,613	143,770	9,212,843	—
United Kingdom	18,298,620	—	18,298,620	—
PREFERRED STOCKS	551,228	—	551,228	—
WARRANTS	—	—	—	—
SHORT-TERM INVEST- MENTS	1,605,429	1,605,429	—	—

TOTAL INVEST- MENTS	$96,687,653	$2,185,609	$94,502,044	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

International Equity Fund

	Number of Shares	Value†
COMMON STOCKS — 98.0%
Australia — 2.5%
Newcrest Mining Ltd.	264,255	$5,531,943
Ramsay Health Care Ltd.	116,392	3,917,537

		9,449,480

Belgium — 2.2%
Anheuser-Busch InBev N.V.*	83,949	8,346,019
Canada — 7.6%
Bank of Nova Scotia	91,887	5,346,695
Enbridge, Inc.	158,642	7,386,688
Goldcorp, Inc.	190,959	6,425,140
Valeant Pharmaceuticals International, Inc.	124,720	9,362,748

		28,521,271

China — 2.2%
Sands China Ltd.	1,546,179	8,045,453

Denmark — 2.4%
Novo Nordisk A/S, Class B	55,022	8,868,563

France — 10.4%
BNP Paribas S.A.	106,326	5,467,042
Bureau Veritas S.A.	96,279	11,986,193
Cie Generale d’Optique Essilor International S.A.	54,809	6,098,959
Hermes International	8,871	3,081,399
L’Oreal S.A.	35,872	5,691,230
Pernod-Ricard S.A.*	50,645	6,312,296

		38,637,119

Germany — 2.5%
SAP AG	113,784	9,151,358

Hong Kong — 1.2%
L’Occitane International SA	882,277	2,688,939
The Link REIT	350,472	1,911,500

		4,600,439

India — 11.4%
HDFC Bank Ltd.	998,059	11,501,744
HDFC Bank Ltd. ADR	696	26,044
Hindustan Unilever Ltd.	445,158	3,824,080
Housing Development Finance Corp.	1,081,086	16,472,646
ITC Ltd.	1,862,774	10,612,943

		42,437,457

Ireland — 2.9%
Accenture PLC, Class A*	68,859	5,231,218
Paddy Power PLC	60,125	5,411,959

		10,643,177

Italy — 0.6%
Luxottica Group SpA	48,144	2,417,301

Japan — 1.1%
Daito Trust Construction Co., Ltd.	47,700	4,093,368

Mexico — 1.1%
Wal-Mart de Mexico S.A.B de C.V., Series V	1,240,133	4,056,315

	Number of Shares	Value†

Netherlands — 7.4%
Core Laboratories N.V.	77,862	$10,738,727
Unilever N.V.	415,228	17,013,420

		27,752,147

Switzerland — 13.5%
DKSH Holding AG	52,712	4,715,242
Lindt & Spruengli AG, Participation Certificates*	1,672	6,438,453
Nestle S.A.*	208,410	15,083,593
SGS S.A.	4,568	11,211,645
UBS AG*	847,501	13,032,206

		50,481,139

United Kingdom — 23.9%
Barratt Developments PLC*	662,051	2,766,014
British American Tobacco PLC	384,112	20,597,149
Diageo PLC	340,868	10,740,986
Domino’s Pizza UK & IRL PLC	516,907	4,738,810
Fresnillo PLC	231,279	4,783,648
HSBC Holdings PLC	1,103,872	11,777,904
Persimmon PLC*	247,262	4,027,778
Rolls-Royce Holdings PLC*	371,170	6,386,803
SABMiller PLC	227,737	12,012,218
Standard Chartered PLC	427,512	11,100,874

		88,932,184

United States — 5.1%
Philip Morris International, Inc.	204,177	18,929,250

TOTAL COMMON STOCKS (Cost $271,589,277)		365,362,040

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $7,350,505)	7,350,505	7,350,505

TOTAL INVESTMENTS — 100.0% (Cost $278,939,782)(a)		$372,712,545

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $279,610,751. Net unrealized appreciation was $93,101,794. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $101,486,029 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $8,384,235.

ADR — American Depository Receipt.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

International Equity Fund

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Agriculture	13.7%	$50,139,342
Apparel	0.8%	3,081,399
Banks	14.5%	52,905,814
Beverages	10.2%	37,411,519
Building & Real Estate	1.9%	6,793,792
Commercial Services	6.4%	23,197,838
Computers	1.4%	5,231,218
Cosmetics & Personal Care	2.3%	8,380,169
Diversified Financial Services	4.5%	16,472,646
Entertainment	1.5%	5,411,959
Food	10.6%	38,535,466
Healthcare Products	2.3%	8,516,260
Healthcare Services	1.1%	3,917,537
Household Products & Wares	1.0%	3,824,080
Industrial	3.5%	12,811,943
Internet	1.3%	4,715,242
Lodging	2.2%	8,045,453
Mining	2.8%	10,315,591
Miscellaneous	1.5%	5,346,695
Oil & Gas Services	5.0%	18,125,415
Pharmaceuticals	5.0%	18,231,311
Real Estate	1.1%	4,093,368
Real Estate Investment Trusts	0.5%	1,911,500
Retail	2.4%	8,795,125
Software	2.5%	9,151,358

	100.0%	$365,362,040

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

International Equity Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$9,449,480	$—	$9,449,480	$—
Belgium	8,346,019	—	8,346,019	—
Canada	28,521,271	28,521,271	—	—
China	8,045,453	—	8,045,453	—
Denmark	8,868,563	—	8,868,563	—
France	38,637,119	—	38,637,119	—
Germany	9,151,358	—	9,151,358	—
Hong Kong	4,600,439	—	4,600,439	—
India	42,437,457	26,044	42,411,413	—
Ireland	10,643,177	10,643,177	—	—
Italy	2,417,301	—	2,417,301	—
Japan	4,093,368	—	4,093,368	—
Mexico	4,056,315	4,056,315	—	—
Netherlands	27,752,147	10,738,727	17,013,420	—
Switzerland	50,481,139	—	50,481,139	—
United Kingdom	88,932,184	—	88,932,184	—
United States	18,929,250	18,929,250	—	—
SHORT-TERM INVEST- MENTS	7,350,505	7,350,505	—	—

TOTAL INVEST- MENTS	$372,712,545	$80,265,289	$292,447,256	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — 91.3%
Austria — 0.5%
Vienna Insurance Group AG Wiener Versicherung Gruppe	17,132	$831,516

Brazil — 5.8%
BRF - Brasil Foods S.A.	122,900	2,724,083
BRF - Brasil Foods S.A. ADR	2,600	57,486
CCR S.A.	112,000	1,143,971
Cia de Bebidas das Americas ADR*	53,300	2,256,189
PDG Realty S.A. Empreendimentos e Participacoes	277,600	432,731
Petroleo Brasileiro S.A.	43,349	359,964
Petroleo Brasileiro S.A. ADR	39,800	659,486
Raia Drogasil S.A.	50,900	542,816
Ultrapar Participacoes S.A.	37,700	955,769

		9,132,495

Chile — 1.3%
Empresa Nacional de Electricidad S.A.	328,957	581,350
Empresa Nacional de Electricidad S.A. ADR	1,500	79,620
S.A.C.I. Falabella	112,373	1,350,955

		2,011,925

China — 7.5%
Bank of China Ltd., Class H	4,226,000	1,966,196
Baoxin Auto Group Ltd.*	210,500	163,190
China CITIC Bank Corp. Ltd., Class H	275,000	165,809
China Coal Energy Co. Ltd., Class H	236,000	211,317
China Construction Bank Corp., Class H	1,828,930	1,499,209
China Life Insurance Co. Ltd., Class H	117,000	305,253
China Oilfield Services Ltd., Class H*	192,000	403,540
China Pacific Insurance Group Co. Ltd., Class H	439,000	1,449,920
China Petroleum & Chemical Corp.,Class H	604,000	708,314
China Shenhua Energy Co. Ltd., Class H	91,500	333,851
CNOOC Ltd.	249,000	478,803
Daphne International Holdings Ltd.	124,000	156,302
Qihoo 360 Technology Co. Ltd. ADR*	16,541	490,110
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	288,100	634,027
Tencent Holdings Ltd.*	50,100	1,602,429
Tsingtao Brewery Co. Ltd., Class H	104,000	663,593
Uni-President China Holdings Ltd.	431,000	493,236

		11,725,099

Colombia — 0.8%
Almacenes Exito S.A.	18,300	330,813
Cemex Latam Holdings S.A.	64,401	484,022
Grupo de Inversiones Suramericana S.A.	20,500	437,962

		1,252,797

Cyprus — 0.4%
Eurasia Drilling Co. Ltd. GDR	17,910	635,805

Greece — 0.5%
Coca-Cola Hellenic Bottling Co. S.A.*	30,959	830,034

Hong Kong — 2.7%
Beijing Enterprises Holdings Ltd.	73,000	563,028
Belle International Holdings Ltd.	285,000	476,195

	Number of Shares	Value†

Hong Kong — (continued)
China Mengniu Dairy Co. Ltd.	301,000	$863,753
China Mobile Ltd.	81,500	864,421
China Overseas Grand Oceans Group Ltd.	196,000	259,468
China Overseas Land & Investment Ltd.	242,000	669,295
Chow Tai Fook Jewellery Group Ltd.	43,400	59,428
Sino Biopharmaceutical	696,000	486,884

		4,242,472

Hungary — 0.7%
Richter Gedeon Nyrt	7,988	1,118,316

India — 8.1%
ACC Ltd.	36,973	790,267
Asian Paints Ltd.	10,751	974,060
Glenmark Pharmaceuticals Ltd.	124,850	1,064,067
HCL Technologies Ltd.	53,218	779,529
HDFC Bank Ltd.	136,598	1,574,171
HDFC Bank Ltd. ADR	3,730	139,577
IndusInd Bank Ltd.	134,946	1,007,103
ITC Ltd.	199,796	1,138,315
ITC Ltd. GDR	47,905	272,771
Larsen & Toubro Ltd.	26,007	655,552
Reliance Industries Ltd.	37,817	539,017
Sun Pharmaceutical Industries Ltd.	62,069	936,215
Tata Consultancy Services Ltd.	47,190	1,370,139
Tata Steel Ltd.	102,306	590,493
Zee Entertainment Enterprises Ltd.	205,080	795,798

		12,627,074

Indonesia — 5.5%
Adaro Energy Tbk PT	4,687,000	634,566
Bank Tabungan Negara Persero Tbk PT	4,647,198	815,208
Gudang Garam Tbk PT	149,000	752,248
Harum Energy Tbk PT	1,019,500	505,390
Indofood Sukses Makmur Tbk PT	973,000	746,999
Indosat Tbk PT	2,081,000	1,394,500
Kalbe Farma Tbk PT	6,200,000	791,797
Lippo Karawaci Tbk PT	10,334,500	1,459,943
Matahari Department Store Tbk PT*	706,000	799,177
Semen Indonesia Persero Tbk PT	399,500	729,754

		8,629,582

Japan — 0.5%
Nexon Co., Ltd.	82,900	809,316

Malaysia — 2.9%
Astro Malaysia Holdings Bhd	836,500	783,417
CIMB Group Holdings Bhd	494,200	1,222,345
Gamuda Bhd	652,600	871,228
IHH Healthcare Bhd	561,200	667,597
IJM Corp. Bhd	535,400	953,755

		4,498,342

Mexico — 4.8%
Alfa S.A.B. de C.V.	369,700	902,740
Grupo Financiero Banorte S.A.B. de C.V., Series O	87,400	698,269
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR*	95,300	1,470,479

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Mexico — (continued)
Grupo Televisa S.A.B. ADR	37,200	$989,892
Mexichem S.A.B. de C.V.	186,126	998,332
Wal-Mart de Mexico S.A.B de C.V., Series V	750,100	2,453,480

		7,513,192

Netherlands — 0.5%
Yandex N.V.	32,900	760,648

Panama — 0.6%
Copa Holdings S.A., Class A	7,500	897,075

Peru — 1.4%
Credicorp Ltd.	12,710	2,110,496

Philippines — 5.3%
BDO Unibank, Inc.	746,100	1,641,498
Bloomberry Resorts Corp.*	2,069,300	721,248
DMCI Holdings, Inc.	769,460	1,037,008
International Container Terminal Services, Inc.	360,000	811,929
Metro Pacific Investments Corp.	10,519,000	1,433,123
Philippine Long Distance Telephone Co.	18,380	1,332,122
SM Investments Corp.	45,660	1,249,728

		8,226,656

Poland — 2.7%
Bank Pekao S.A.	14,486	699,674
Bank Zachodni WBK S.A.	15,217	1,177,367
Polskie Gomictwo Naftowe i Gazownictwo S.A.*	584,840	994,375
Powszechny Zaklad Ubezpieczen S.A.	6,324	784,816
Telekomunikacja Polska S.A.	266,700	546,179

		4,202,411

Portugal — 1.1%
Jeronimo Martins SGPS S.A.	86,340	1,681,301

Qatar — 0.6%
Industries Qatar QSC	21,560	953,392

Russia — 2.9%
Gazprom OAO ADR	59,409	504,977
Lukoil OAO ADR	30,168	1,945,836
Mail.Ru Group Ltd. GDR*	20,277	558,834
MegaFon OAO*	27,417	849,735
MMC Norilsk Nickel OJSC	39,500	667,945

		4,527,327

South Africa — 2.7%
AngloGold Ashanti Ltd.	15,992	376,297
AngloGold Ashanti Ltd. ADR	3,840	90,432
Life Healthcare Group Holdings Ltd.	151,400	569,687
Naspers Ltd., N Shares	18,325	1,141,759
Pick n Pay Stores Ltd.	129,336	598,429
Sasol Ltd.	32,700	1,448,064

		4,224,668

South Korea — 11.9%
Cheil Industries, Inc.	6,557	522,302

	Number of Shares	Value†

South Korea — (continued)
Cheil Worldwide, Inc.*	15,070	$326,647
Cosmax, Inc.	5,270	228,560
Coway Co. Ltd.*	14,660	651,069
GS Retail Co. Ltd.	12,900	340,448
Hotel Shilla Co. Ltd.	1,073	53,199
Hyundai Engineering & Construction Co. Ltd.	17,789	1,067,321
Hyundai Glovis Co. Ltd.	4,121	714,735
Hyundai Motor Co.	11,396	2,303,643
Korean Air Lines Co. Ltd.*	9,073	332,047
KT Corp.	10,830	342,421
LG Chem Ltd.	1,362	326,759
LG Display Co. Ltd.*	4,720	138,025
LG Household & Health Care Ltd.	1,281	704,181
LG Uplus Corp.*	36,810	265,967
Mando Corp.	1,742	183,217
NCSoft Corp.	4,178	584,975
Orion Corp.	476	465,907
Paradise Co. Ltd.	12,566	240,025
S.M. Entertainment Co.*	9,717	412,499
Samsung Electronics Co. Ltd.*	5,262	7,172,266
Samsung Fire & Marine Insurance Co. Ltd.	1,794	351,651
Shinhan Financial Group Co. Ltd.	12,668	455,956
SK C&C Co. Ltd.	5,732	515,265

		18,699,085

Switzerland — 0.8%
The Swatch Group AG	2,153	1,255,195

Taiwan — 6.4%
Asustek Computer, Inc.	57,088	682,141
Chailease Holding Co. Ltd.	262,000	730,059
Chailease Holding Co. Ltd. GDR*	27,000	375,030
CHC Healthcare Group	27,000	106,543
China Life Insurance Co. Ltd.*	570,007	569,678
Cleanaway Co. Ltd.	49,000	368,228
Formosa Plastics Corp.	106,000	251,037
Gourmet Master Co. Ltd.	27,000	150,836
Hon Hai Precision Industry Co. Ltd.	249,859	695,362
Lung Yen Life Service Corp.	98,000	340,219
MediaTek, Inc.	25,000	285,718
MStar Semiconductor, Inc.	64,000	518,769
Ruentex Development Co. Ltd.	53,000	108,505
Synnex Technology International Corp.	119,000	215,686
Taiwan Cement Corp.	431,000	531,923
Taiwan Semiconductor Manufacturing Co. Ltd.*	876,769	2,936,524
Uni-President Enterprises Corp.	624,954	1,187,564

		10,053,822

Thailand — 5.2%
Bangkok Bank PCL NVDR	237,600	1,808,002
Bank of Ayudhya PCL NVDR	1,521,200	1,797,878
Banpu PCL	7,900	101,701
Banpu PCL NVDR	108,200	1,396,661
Land and Houses PCL NVDR	2,145,900	940,816
Robinson Department Store PCL	251,200	656,199
Supalai PCL	33,900	24,147

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Thailand — (continued)
Supalai PCL NVDR	990,200	$705,397
Total Access Communication PCL NVDR	236,400	767,179

		8,197,980

Turkey — 4.1%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	137,169	2,197,281
Haci Omer Sabanci Holding A.S.	231,235	1,368,852
Tupras Turkiye Petrol Rafinerilieri A.S.	21,531	647,599
Turkiye Garanti Bankasi A.S.	403,491	2,142,626

		6,356,358

United Kingdom — 1.2%
Mondi PLC	42,000	568,485
SABMiller PLC	24,881	1,313,502

		1,881,987

United States — 1.9%
Samsonite International S.A.	564,000	1,409,537
Yum! Brands, Inc.	22,057	1,586,780

		2,996,317

TOTAL COMMON STOCKS (Cost $117,190,493)		142,882,683

PREFERRED STOCKS — 3.0%
Brazil — 1.9%
Banco Bradesco S.A.	104,830	1,768,479
Petroleo Brasileiro S.A.	72,700	660,893
Petroleo Brasileiro S.A. ADR	28,100	510,015

		2,939,387

Colombia — 0.2%
Grupo de Inversiones Suramericana S.A.	17,500	375,787

South Korea — 0.9%
Samsung Electronics Co. Ltd.	1,732	1,356,176

TOTAL PREFERRED STOCKS (Cost $4,428,520)		4,671,350

EXCHANGE TRADED FUNDS — 1.8%
Chile — 0.7%
Sociedad Quimica y Minera de Chile S.A. ADR	19,900	1,103,455

Mexico — 1.1%
Cemex S.A.B. de C.V. ADR*	135,300	1,652,013

TOTAL EXCHANGE TRADED FUNDS (Cost $2,318,209)		2,755,468

SHORT-TERM INVESTMENTS — 3.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $6,195,471)	6,195,471	6,195,471

TOTAL INVESTMENTS — 100.0% (Cost $130,132,693)(a)		$156,504,972

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2013, the cost for Federal income tax purposes was $130,927,345. Net unrealized appreciation was $25,577,627. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $34,771,247 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,193,620.

ADR — American Depository Receipt.

GDR — Global Depository Receipt

NVDR — Non Voting Depositary Receipt.

OJSC — Open Joint Stock Company

PCL — Public Company Limited.

PLC — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value		Value†
Advertising	0.2%		$326,647
Agriculture	1.5%		2,163,334
Airlines	0.9%		1,229,122
Auto Manufacturers	1.6%		2,303,643
Auto Parts & Equipment	0.1%		183,217
Banks	15.3%		21,935,907
Beverages	5.1%		7,260,599
Building Materials	1.8%		2,535,966
Chemicals	3.1%		4,459,349
Coal	2.0%		2,849,635
Commercial Services	1.6%		2,296,119
Computers	1.8%		2,567,545
Cosmetics & Personal Care	0.7%		932,741
Distribution & Wholesale	0.2%		340,448
Diversified Financial Services	0.3%		455,956
Electric	0.5%		660,970
Electrical Components & Equipment	0.5%		721,248
Electronics	0.7%		1,049,073
Engineering & Construction	2.5%		3,631,109
Entertainment	0.5%		652,524
Environmental Control	0.7%		1,019,297
Food	5.8%		8,220,329
Forest Products & Paper	0.4%		568,485
Gas	0.4%		563,028
Healthcare Products	0.1%		106,543
Healthcare Services	0.9%		1,237,284
Holding Companies	2.3%		3,225,347
Home Builders	0.7%		940,816
Hotels & Resorts	—%	+	53,199
Household Products & Wares	1.0%		1,409,537
Industrial	0.2%		333,851
Insurance	3.0%		4,292,834
Internet	2.8%		3,996,996
Investment Companies	0.3%		437,962
Iron & Steel	0.4%		590,493
Media	2.6%		3,710,866

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Emerging Markets Equity Fund

Mining	0.8%	$1,134,674
Miscellaneous Manufacturing	0.4%	522,302
Oil & Gas	5.8%	8,286,435
Oil & Gas Services	0.7%	1,039,345
Pharmaceuticals	3.1%	4,397,279
Real Estate	3.3%	4,764,575
Retail	8.7%	12,463,550
Semiconductors	7.6%	10,913,277
Software	1.1%	1,588,845
Telecommunications	4.5%	6,362,524
Transportation	0.5%	714,735
Water	1.0%	1,433,123

	100.0%	$142,882,683

+ Rounded.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Emerging Markets Equity Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signifi- cant Observ- able Input	Level 3 Signifi- cant Unobserv- able Input
COMMON STOCKS
Austria	$831,516	$—	$831,516	$—
Brazil	9,132,495	9,132,495	—	—
Chile	2,011,925	2,011,925	—	—
China	11,725,099	490,110	11,234,989	—
Colombia	1,252,797	1,252,797	—	—
Cyprus	635,805	635,805	—	—
Greece	830,034	—	830,034	—
Hong Kong	4,242,472	—	4,242,472	—
Hungary	1,118,316	—	1,118,316	—
India	12,627,074	412,348	12,214,726	—
Indonesia	8,629,582	799,177	7,830,405	—
Japan	809,316	—	809,316	—
Malaysia	4,498,342	783,417	3,714,925	—
Mexico	7,513,192	7,513,192	—	—
Netherlands	760,648	760,648	—	—
Panama	897,075	897,075	—	—
Peru	2,110,496	2,110,496	—	—
Philippines	8,226,656	1,037,008	7,189,648	—
Poland	4,202,411	1,177,367	3,025,044	—
Portugal	1,681,301	—	1,681,301	—
Qatar	953,392	—	953,392	—
Russia	4,527,327	4,527,327	—	—
South Africa	4,224,668	660,119	3,564,549	—
South Korea	18,699,085	—	18,699,085	—
Switzerland	1,255,195	—	1,255,195	—
Taiwan	10,053,822	375,030	9,678,792	—
Thailand	8,197,980	757,900	7,440,080	—
Turkey	6,356,358	—	6,356,358	—
United Kingdom	1,881,987	—	1,881,987	—
United States	2,996,317	2,996,317	—	—
EXCHANGE TRADED FUNDS	2,755,468	2,755,468	—	—
PREFERRED STOCKS	4,671,350	3,315,174	1,356,176	—
SHORT-TERM INVEST- MENTS	6,195,471	6,195,471	—	—

TOTAL INVEST- MENTS	$156,504,972	$50,596,666	$105,908,306	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Real Estate Securities Fund

	Number of Shares	Value†
COMMON STOCKS — 3.1%
Lodging — 2.2%
Hyatt Hotels Corp., Class A*	23,153	$1,000,904
Orient-Express Hotels Ltd., Class A*	61,692	608,283
Starwood Hotels & Resorts Worldwide, Inc.*	12,884	821,098

		2,430,285

Real Estate — 0.9%
Forest City Enterprises, Inc., Class A*	56,381	1,001,890

TOTAL COMMON STOCKS (Cost $3,086,190)		3,432,175

REAL ESTATE INVESTMENT TRUSTS — 94.7%
Apartments — 12.9%
Apartment Investment & Management Co., Class A	79,749	2,445,104
Colonial Properties Trust	60,090	1,358,635
Education Realty Trust, Inc.	32,315	340,277
Equity Residential	56,714	3,122,673
Essex Property Trust, Inc.	12,594	1,896,405
Home Properties, Inc.	17,728	1,124,310
Mid-America Apartment Communities, Inc.	16,172	1,116,838
UDR, Inc.	117,213	2,835,382

		14,239,624

Building & Real Estate — 4.1%
Colony Financial, Inc.	24,609	546,320
National Retail Properties, Inc.	47,434	1,715,688
Realty Income Corp.	39,837	1,806,608
WP Carey, Inc.	7,593	511,768

		4,580,384

Diversified — 10.6%
American Assets Trust, Inc.	33,609	1,075,824
Cousins Properties, Inc.	42,365	452,882
Digital Realty Trust, Inc.	47,571	3,182,976
Duke Realty Corp	97,471	1,655,058
PS Business Parks, Inc.	8,644	682,184
STAG lndustrial, Inc.	12,142	258,260
Vornado Realty Trust	53,100	4,441,284

		11,748,468

Healthcare — 11.3%
Aviv REIT, Inc.*	7,200	173,232
HCP, Inc.	49,097	2,447,976
Health Care REIT, Inc.	49,715	3,376,146
Healthcare Trust of America, Inc.	71,047	834,802
Ventas, Inc.	77,505	5,673,366

		12,505,522

Hotels & Resorts — 5.2%
Chesapeake Lodging Trust	26,707	612,659
Hersha Hospitality Trust	132,956	776,463
Hospitality Properties Trust	39,098	1,072,849
Host Hotels & Resorts, Inc.	66,214	1,158,083
RLJ Lodging Trust	49,100	1,117,516
Strategic Hotels & Resorts, Inc.*	111,825	933,739
Sunstone Hotel Investors, Inc.*	7,071	87,044

		5,758,353

	Number of Shares	Value†

Industrial — 6.2%
DCT Industrial Trust, Inc.	211,316	$1,563,739
ProLogis, Inc.	132,184	5,284,716

		6,848,455

Manufactured Homes — 0.6%
Equity Lifestyle Properties, Inc.	1,611	123,725
Sun Communities, Inc.	10,790	532,270

		655,995

Office Property — 10.4%
Boston Properties, Inc.	16,889	1,706,802
Corporate Office Properties Trust	49,996	1,333,893
Douglas Emmett, Inc.	72,095	1,797,329
Highwoods Properties, Inc.	34,972	1,383,842
Hudson Pacific Properties, Inc.	49,728	1,081,584
Mack-Cali Realty Corp.	38,187	1,092,530
Parkway Properties, Inc.	37,677	698,909
SL Green Realty Corp.	28,419	2,447,160

		11,542,049

Regional Malls — 16.8%
CBL & Associates Properties, Inc.	21,710	512,356
General Growth Properties, Inc.	136,779	2,719,167
Glimcher Realty Trust	117,609	1,364,264
Simon Property Group, Inc.	79,345	12,580,943
Tanger Factory Outlet Centers, Inc.	37,816	1,368,183

		18,544,913

Storage & Warehousing — 7.3%
CubeSmart	81,314	1,284,761
Extra Space Storage, Inc.	32,685	1,283,540
Public Storage	27,553	4,196,873
Sovran Self Storage, Inc.	19,364	1,248,784

		8,013,958

Strip Centers — 9.3%
Alexander’s, Inc.	1,446	476,732
Cedar Realty Trust, Inc.	91,778	560,764
DDR Corp.	122,035	2,125,850
Kimco Realty Corp.	146,372	3,278,733
Ramco-Gershenson Properties Trust	30,639	514,735
Regency Centers Corp.	46,394	2,454,706
Weingarten Realty Investors	26,097	823,360

		10,234,880

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $92,903,769)		104,672,601

SHORT-TERM INVESTMENTS — 2.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,413,595)	2,413,595	2,413,595

TOTAL INVESTMENTS — 100.0% (Cost $98,403,554)(a)		$110,518,371

†	See Security Valuation Note.
*	Non-income producing security.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Real Estate Securities Fund

(a)

At March 31, 2013, the cost for Federal income tax purposes was $98,889,777. Net unrealized appreciation/depreciation was $11,628,594. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $12,733,778 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,105,184.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Real Estate Securities Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$3,432,175	$3,432,175	$—	$—
REAL ESTATE INVESTMENT TRUSTS	104,672,601	104,672,601	—	—
SHORT-TERM INVEST- MENTS	2,413,595	2,413,595	—	—

TOTAL INVEST- MENTS	$110,518,371	$110,518,371	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Aggressive Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 63.7%
Penn Series Flexibly Managed Fund*	60,003	$1,885,287
Penn Series Index 500 Fund*	319,361	3,774,849
Penn Series Large Cap Value Fund*	245,570	4,243,458
Penn Series Large Core Growth Fund*	80,450	943,680
Penn Series Large Core Value Fund*	208,083	2,355,505
Penn Series Large Growth Stock Fund*	145,751	2,831,948
Penn Series Mid Cap Growth Fund*	128,262	1,414,733
Penn Series Mid Cap Value Fund*	121,822	1,888,237
Penn Series Mid Core Value Fund*	106,553	1,419,284
Penn Series Real Estate Securities Fund*	130,417	1,884,532
Penn Series Small Cap Growth Fund*	22,236	470,301
Penn Series Small Cap Index Fund*	102,816	1,411,666
Penn Series Small Cap Value Fund*	66,459	1,410,928
Penn Series SMID Cap Growth Fund*	152,267	2,358,614
Penn Series SMID Cap Value Fund*	148,706	2,356,985

TOTAL AFFILIATED EQUITY FUNDS (Cost $21,267,454)		30,650,007

AFFILIATED FIXED INCOME FUNDS — 3.9%
Penn Series Quality Bond Fund* (Cost $1,684,806)	143,367	1,878,111

AFFILIATED INTERNATIONAL EQUITY FUNDS — 30.4%
Penn Series Developed International Index Fund*	401,463	4,251,498
Penn Series Emerging Markets Equity Fund*	283,698	3,299,403
Penn Series International Equity Fund*	311,472	7,107,790

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $11,277,625)		14,658,691

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $949,942)	949,942	949,942

TOTAL INVESTMENTS — 100.0% (Cost $35,179,827)(a)		$48,136,751

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $35,543,251. Net unrealized appreciation was $12,593,500. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $12,956,924 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $363,424.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Aggressive Allocation Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$30,650,007	$30,650,007	$—	$—
AFFILIATED FIXED INCOME FUNDS	1,878,111	1,878,111	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	14,658,691	14,658,691	—	—
SHORT-TERM INVEST- MENTS	949,942	949,942	—	—

TOTAL INVEST- MENTS	$48,136,751	$48,136,751	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Moderately Aggressive Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 55.8%
Penn Series Flexibly Managed Fund*	252,134	$7,922,063
Penn Series Index 500 Fund*	1,174,261	13,879,759
Penn Series Large Cap Value Fund*	917,253	15,850,130
Penn Series Large Core Growth Fund*	338,065	3,965,506
Penn Series Large Core Value Fund*	699,492	7,918,251
Penn Series Large Growth Stock Fund*	408,318	7,933,624
Penn Series Mid Cap Growth Fund*	538,972	5,944,865
Penn Series Mid Cap Value Fund*	511,923	7,934,806
Penn Series Mid Core Value Fund*	447,777	5,964,395
Penn Series Real Estate Securities Fund*	411,010	5,939,101
Penn Series Small Cap Growth Fund*	93,433	1,976,108
Penn Series Small Cap Index Fund*	432,019	5,931,622
Penn Series Small Cap Value Fund*	279,248	5,928,437
Penn Series SMID Cap Growth Fund*	511,878	7,928,993
Penn Series SMID Cap Value Fund*	374,923	5,942,528

TOTAL AFFILIATED EQUITY FUNDS (Cost $73,773,518)		110,960,188

AFFILIATED FIXED INCOME FUNDS — 18.9%
Penn Series High Yield Bond Fund*	383,336	3,948,365
Penn Series Limited Maturity Bond Fund*	859,087	9,870,913
Penn Series Quality Bond Fund*	1,807,120	23,673,271

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $33,471,991)		37,492,549

AFFILIATED INTERNATIONAL EQUITY FUNDS — 25.0%
Penn Series Developed International Index Fund*	1,499,620	15,880,975
Penn Series Emerging Markets Equity Fund*	851,508	9,903,036
Penn Series International Equity Fund*	1,047,209	23,897,308

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $37,549,390)		49,681,319

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $618,332)	618,332	618,332

TOTAL INVESTMENTS — 100.0% (Cost $145,413,231)(a)		$198,752,388

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $147,574,808. Net unrealized appreciation was $51,177,580. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $53,339,157 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,161,577.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Moderately Aggressive Allocation Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$110,960,188	$110,960,188	$—	$—
AFFILIATED FIXED INCOME FUNDS	37,492,549	37,492,549	—	—
AFFILIATED INTERNA- TIONAL EQUITY FUNDS	49,681,319	49,681,319	—	—
SHORT-TERM INVEST- MENTS	618,332	618,332	—	—

TOTAL INVEST- MENTS	$198,752,388	$198,752,388	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Moderate Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 44.0%
Penn Series Flexibly Managed Fund*	610,855	$19,193,067
Penn Series Index 500 Fund*	1,625,695	19,215,719
Penn Series Large Cap Value Fund*	925,947	16,000,359
Penn Series Large Core Growth Fund*	273,019	3,202,507
Penn Series Large Core Value Fund*	847,336	9,591,846
Penn Series Large Growth Stock Fund*	659,512	12,814,315
Penn Series Mid Cap Growth Fund*	580,354	6,401,300
Penn Series Mid Cap Value Fund*	620,140	9,612,166
Penn Series Mid Core Value Fund*	482,174	6,422,552
Penn Series Real Estate Securities Fund*	442,562	6,395,018
Penn Series Small Cap Growth Fund*	150,904	3,191,624
Penn Series Small Cap Index Fund*	465,175	6,386,847
Penn Series Small Cap Value Fund*	300,677	6,383,369
Penn Series SMID Cap Growth Fund*	413,386	6,403,353
Penn Series SMID Cap Value Fund*	605,560	9,598,122

TOTAL AFFILIATED EQUITY FUNDS (Cost $96,243,193)		140,812,164

AFFILIATED FIXED INCOME FUNDS — 35.8%
Penn Series High Yield Bond Fund*	1,238,241	12,753,882
Penn Series Limited Maturity Bond Fund*	3,329,995	38,261,645
Penn Series Quality Bond Fund*	4,864,364	63,723,171

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $102,906,673)		114,738,698

AFFILIATED INTERNATIONAL EQUITY FUNDS — 18.0%
Penn Series Developed International Index Fund*	1,816,655	19,238,372
Penn Series Emerging Markets Equity Fund*	825,194	9,597,005
Penn Series International Equity Fund*	1,268,657	28,950,760

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $42,799,566)		57,786,137

AFFILIATED MONEY MARKET FUND — 2.0%
Penn Series Money Market Fund (Cost $6,376,992)	6,376,992	6,376,992

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $577,101)	577,101	577,101

TOTAL INVESTMENTS — 100.0% (Cost $248,903,525)(a)		$320,291,092

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $250,575,636. Net unrealized appreciation was $69,715,456. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $71,387,567 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,672,111.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Moderate Allocation Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$140,812,164	$140,812,164	$—	$—
AFFILIATED FIXED INCOME FUNDS	114,738,698	114,738,698	—	—
AFFILIATED INTERNA- TIONAL EQUITY FUNDS	57,786,137	57,786,137	—	—
AFFILIATED MONEY MARKET FUNDS	6,376,992	6,376,992	—	—
SHORT-TERM INVEST- MENTS	577,101	577,101	—	—

TOTAL INVEST- MENTS	$320,291,092	$320,291,092	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Moderately Conservative Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 33.0%
Penn Series Flexibly Managed Fund*	231,831	$7,284,126
Penn Series Index 500 Fund*	440,710	5,209,189
Penn Series Large Cap Value Fund*	180,728	3,122,983
Penn Series Large Core Value Fund*	275,179	3,115,030
Penn Series Large Growth Stock Fund*	160,909	3,126,467
Penn Series Mid Cap Value Fund*	134,492	2,084,627
Penn Series Mid Core Value Fund*	156,859	2,089,367
Penn Series Real Estate Securities Fund*	143,965	2,080,296
Penn Series Small Cap Index Fund*	151,318	2,077,594
Penn Series SMID Cap Growth Fund*	134,477	2,083,050
Penn Series SMID Cap Value Fund*	131,326	2,081,522

TOTAL AFFILIATED EQUITY FUNDS (Cost $23,057,013)		34,354,251

AFFILIATED FIXED INCOME FUNDS — 52.7%
Penn Series High Yield Bond Fund*	604,171	6,222,960
Penn Series Limited Maturity Bond Fund*	1,805,326	20,743,199
Penn Series Quality Bond Fund*	2,136,198	27,984,194

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $48,360,769)		54,950,353

AFFILIATED INTERNATIONAL EQUITY FUNDS — 10.0%
Penn Series Developed International Index Fund*	393,989	4,172,345
Penn Series Emerging Markets Equity Fund*	89,479	1,040,642
Penn Series International Equity Fund*	229,296	5,232,540

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $7,384,891)		10,445,527

AFFILIATED MONEY MARKET FUND — 4.0%
Penn Series Money Market Fund (Cost $4,148,674)	4,148,674	4,148,674

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $316,266)	316,266	316,266

TOTAL INVESTMENTS — 100.0% (Cost $83,267,613)(a)		$104,215,071

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $83,997,225. Net unrealized appreciation was $20,217,846. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $20,947,457 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $729,611.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Moderately Conservative Allocation Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobserv- able Input
AFFILIATED EQUITY FUNDS	$34,354,251	$34,354,251	$—	$—
AFFILIATED FIXED INCOME FUNDS	54,950,353	54,950,353	—	—
AFFILIATED INTERNA- TIONAL EQUITY FUNDS	10,445,527	10,445,527	—	—
AFFILIATED MONEY MARKET FUNDS	4,148,674	4,148,674	—	—
SHORT-TERM INVEST- MENTS	316,266	316,266	—	—

TOTAL INVEST- MENTS	$104,215,071	$104,215,071	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Conservative Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 17.9%
Penn Series Flexibly Managed Fund*	184,752	$5,804,915
Penn Series Index 500 Fund*	184,390	2,179,492
Penn Series Large Core Value Fund*	128,136	1,450,498
Penn Series Large Growth Stock Fund*	74,804	1,453,444
Penn Series Mid Cap Value Fund*	93,785	1,453,664
Penn Series Mid Core Value Fund*	54,693	728,505

TOTAL AFFILIATED EQUITY FUNDS (Cost $9,238,345)		13,070,518

AFFILIATED FIXED INCOME FUNDS — 67.2%
Penn Series High Yield Bond Fund*	491,488	5,062,328
Penn Series Limited Maturity Bond Fund*	1,573,520	18,079,740
Penn Series Quality Bond Fund*	1,985,907	26,015,377

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $43,347,979)		49,157,445

AFFILIATED INTERNATIONAL EQUITY FUNDS — 5.0%
Penn Series Developed International Index Fund*	206,056	2,182,136
Penn Series International Equity Fund*	63,961	1,459,597

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $2,532,910)		3,641,733

AFFILIATED MONEY MARKET FUND — 8.9%
Penn Series Money Market Fund (Cost $6,508,760)	6,508,760	6,508,760

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $717,240)	717,240	717,240

TOTAL INVESTMENTS — 100.0% (Cost $62,345,234)(a)		$73,095,696

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2013, the cost for Federal income tax purposes was $62,800,845. Net unrealized appreciation was $10,294,851. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,750,462 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $455,611.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Conservative Allocation Fund

Summary of inputs used to value the Fund’s investments as of 03/31/2013 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2013	Level 1 Quoted Price	Level 2 Signi- ficant Observ- able Input	Level 3 Signi- ficant Unobserv- able Input
AFFILIATED EQUITY FUNDS	$13,070,518	$13,070,518	$—	$—
AFFILIATED FIXED INCOME FUNDS	49,157,445	49,157,445	—	—
AFFILIATED INTERN- ATIONAL EQUITY FUNDS	3,641,733	3,641,733	—	—
AFFILIATED MONEY MARKET FUNDS	6,508,760	6,508,760	—	—
SHORT-TERM INVEST- MENTS	717,240	717,240	—	—

TOTAL INVEST- MENTS	$73,095,696	$73,095,696	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Security Valuation:

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing evaluation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these evaluation methods are generally categorized as level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. The Penn Series Valuation Committee (the “Valuation Committee”) , established by and subject to oversight by the Board of Directors, develops pricing related policies and procedures and approves all fair value determinations. The Valuation Committee consists of representatives from the Advisor and Administrator. The Valuation Committee regularly makes good faith judgments, using sources and information obtained, including recommendations and supporting rationales and inputs from the Advisor or the applicable sub advisor, to establish and /or adjust fair valuations of securities as events occur and circumstances warrant. The information and inputs may include but are not limited to cost of the security, last sale price, private transaction trading prices, comparable publically traded security prices, illiquidity premiums, publically disclosed news stories and regulatory filings, estimated cash flows and yield curves. As part of its procedures, the Valuation Committee monitors the fair valued securities, considers additional news or significant developments relative to the specific security, reviews the valuations with the Advisor or respective sub advisor on a regular basis and applies back testing procedures to valuations as applicable, Reasons for which securities may be valued in this manner include, but are not limited to, trading on an exchange for a security has not begun or has been halted or suspended, a security has been de-listed from a national exchange, trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open or valuation by a third party pricing service is currently not available or is no longer available.

Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded.

To assess the continuing appropriateness of third party pricing service security valuations, the Advisor or sub advisor, as applicable, or the fund accounting service provider, who is subject to oversight by the Administrator, regularly monitor the prices and compare prices to alternate sources where applicable. Pricing challenges are issued for valuation differences exceeding certain tolerances or when considered not reflective of market by the Advisor or sub advisor, as applicable.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Transfers between levels 1 and 2 during the three month period ended March 31, 2013, if any, are shown as notes on the Schedule of Investments of the individual fund.

Level 3 items at March 31, 2013 consist of $533,991 of equities in the Large Growth Stock Fund which were not publically trading. The unobservable inputs used in valuing these securities include financial results of the company, the price/sales multiple of publically traded securities determined to be comparable, projections and discount amounts. The valuation technique employed consists of a sub-adviser valuation model which estimates an enterprise value based upon financial results, projections and price/sales multiples of comparable publically traded securities, as applicable and then applying a rate of discount. Significant increases (decreases) in financial results, projections and the price/sales multiple would result in directionally similar changes to the fair value. Also, changes to the rate of discount would cause directionally opposite changes in the fair value.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
[Please verify, please provide further information if this statement is not correct.]

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
[Please verify, please provide further information if this statement is not correct.]

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	May 22, 2013

By (Signature and Title)*	/s/ Robert J. DellaCroce
Robert J. DellaCroce, Treasurer
(principal financial officer)

Date	May 22, 2013

*	Print the name and title of each signing officer under his or her signature.